UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3990

Northwestern Mutual Series Fund, Inc.

(Exact name of registrant as specified in charter)

720 East Wisconsin Avenue, Milwaukee Wisconsin 53202

(Address of principal executive offices) (Zip code)

Barbara E. Courtney, Controller, Northwestern Mutual Series Fund, Inc.

(Name and address of agent for service)

Registrant’s telephone number, including area code: 414-271-1444

Date of fiscal year end: December 31

Date of reporting period: March 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

REPORT ON FORM N-Q

RESPONSES FOR NORTHWESTERN MUTUAL SERIES FUND, INC.

Item 1.	Schedule of Investments

[Attached EDGARIZED SCHEDULE OF INVESTMENTS]

Northwestern Mutual Series Fund, Inc.

Growth Stock Portfolio

Schedule of Investments

March 31, 2008 (unaudited)

Common Stocks (95.0%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (10.0%)
Abercrombie & Fitch Co. - Class A	80,500	5,888
Comcast Corp. - Class A	210,750	4,076
International Game Technology	162,200	6,522
J.C. Penney Co., Inc.	86,000	3,243
Johnson Controls, Inc.	190,300	6,432
* Kohl’s Corp.	128,500	5,511
Lowe’s Cos., Inc.	34,000	780
The McGraw-Hill Cos., Inc.	129,200	4,774
* MGM Mirage	61,529	3,616
News Corp. - Class A	353,600	6,630
NIKE, Inc. - Class B	116,000	7,888
Omnicom Group, Inc.	137,200	6,061
Target Corp.	78,900	3,999

Total		65,420

Consumer Staples (11.3%)
Altria Group, Inc.	135,500	3,008
Anheuser-Busch Cos., Inc.	63,200	2,999
Avon Products, Inc.	236,000	9,331
The Coca-Cola Co.	104,700	6,373
CVS Caremark Corp.	250,129	10,133
* Hansen Natural Corp.	196,600	6,940
PepsiCo, Inc.	150,500	10,866
* Philip Morris International, Inc.	135,500	6,854
The Procter & Gamble Co.	131,900	9,242
Wal-Mart Stores, Inc.	161,900	8,529

Total		74,275

Energy (9.3%)
Baker Hughes, Inc.	28,100	1,925
Diamond Offshore Drilling, Inc.	60,400	7,031
Exxon Mobil Corp.	99,734	8,436
Halliburton Co.	90,400	3,555
Marathon Oil Corp.	83,400	3,803
* National-Oilwell Varco, Inc.	121,600	7,099
* SandRidge Energy, Inc.	98,600	3,860
Schlumberger, Ltd.	106,500	9,266
* Southwestern Energy Co.	164,800	5,552
Valero Energy Corp.	53,400	2,622
XTO Energy, Inc.	125,950	7,791

Total		60,940

Financials (5.9%)
American Express Co.	93,300	4,079
CME Group, Inc.	11,700	5,488
The Goldman Sachs Group, Inc.	40,000	6,616
Lehman Brothers Holdings, Inc.	69,000	2,597
Nymex Holdings, Inc.	19,600	1,776
NYSE Euronext	24,900	1,537
Prudential Financial, Inc.	63,000	4,930
State Street Corp.	77,200	6,099
T. Rowe Price Group, Inc.	64,000	3,200

* Visa, Inc. - Class A	33,900	2,114

Total		38,436

Health Care (17.0%)
Abbott Laboratories	172,200	9,497
Allergan, Inc.	108,100	6,096
Baxter International, Inc.	150,700	8,713
* Celgene Corp.	148,000	9,071
* Genentech, Inc.	39,800	3,231
* Genzyme Corp.	81,600	6,082
* Gilead Sciences, Inc.	264,800	13,645
* Hospira, Inc.	168,900	7,224
Johnson & Johnson	102,600	6,656
* Medco Health Solutions, Inc.	106,900	4,681
Medtronic, Inc.	56,200	2,718
Merck & Co., Inc.	196,600	7,461
* St. Jude Medical, Inc.	191,300	8,262
Teva Pharmaceutical Industries, Ltd., ADR	120,600	5,571
* Thermo Fisher Scientific, Inc.	162,100	9,214
UnitedHealth Group, Inc.	111,000	3,814

Total		111,936

Industrials (10.8%)
The Boeing Co.	55,368	4,118
Danaher Corp.	129,600	9,853
Deere & Co.	37,400	3,008
* Foster Wheeler, Ltd.	79,900	4,524
General Electric Co.	265,600	9,830
Honeywell International, Inc.	169,200	9,546
Norfolk Southern Corp.	106,600	5,791
* Spirit AeroSystems Holdings, Inc. - Class A	215,800	4,786
Textron, Inc.	114,100	6,323
Union Pacific Corp.	13,000	1,630
United Technologies Corp.	167,500	11,528

Total		70,937

Information Technology (25.1%)
Accenture, Ltd. - Class A	189,611	6,669
* Adobe Systems, Inc.	106,700	3,797
* Amdocs, Ltd.	38,600	1,095
* Apple, Inc.	78,000	11,193
* Broadcom Corp. - Class A	231,150	4,454
* Cisco Systems, Inc.	540,100	13,011
Corning, Inc.	356,100	8,561
* eBay, Inc.	248,200	7,406
* Electronic Arts, Inc.	93,200	4,653
* EMC Corp.	187,000	2,682
* First Solar, Inc.	14,900	3,444
* Google, Inc. - Class A	37,842	16,668
Hewlett-Packard Co.	260,500	11,894
Intel Corp.	564,200	11,950
International Business Machines Corp.	69,800	8,037
Microsoft Corp.	802,200	22,767
* Oracle Corp.	455,000	8,900
QUALCOMM, Inc.	177,400	7,273
* Research In Motion, Ltd.	43,900	4,927
Texas Instruments, Inc.	106,100	2,999
* Yahoo!, Inc.	110,700	3,203

Total		165,583

Materials (4.4%)
Freeport-McMoRan Copper & Gold, Inc.	49,600	4,773
Monsanto Co.	151,300	16,869
Praxair, Inc.	85,800	7,227

Total		28,869

Telecommunication Services (1.2%)
* American Tower Corp. - Class A	84,200	3,301
* NII Holdings, Inc.	141,400	4,494

Total		7,795

Total Common Stocks (Cost: $560,655)		624,191

Money Market Investments (4.8%)
Autos (2.3%)
(b) New Center Asset Trust, 3.00%, 4/21/08	15,000,000	14,975

Total		14,975

Federal Government & Agencies (0.2%)
Federal National Mortgage Association, 2.71%, 5/21/08	1,500,000	1,494

Total		1,494

Miscellaneous Business Credit Institutions (2.3%)
(b) Textron Financial Corp., 3.35%, 4/1/08	15,000,000	15,000

Total		15,000

Security Brokers and Dealers (0.0%)
Lehman Brothers Holding, 3.20%, 4/1/08	300,000	300

Total		300

Total Money Market Investments (Cost: $31,769)		31,769

Total Investments (99.8%) (Cost $592,424)(a)		655,960

Other Assets, Less Liabilities (0.2%)		1,057

Net Assets (100.0%)		657,017

*	Non-Income Producing

ADR after the name of a security represents - American Depositary Receipt.

(a)	At March 31, 2008 the aggregate cost of securities for federal tax purposes (in thousands) was $592,424 and the net unrealized appreciation of investments based on that cost was $63,536 which is comprised of $100,538 aggregate gross unrealized appreciation and $37,002 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 500 Index Futures (Long)	54	6/08	$(130)
(Total Notional Value at March 31, 2008, $18,004)

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, “Fair Value Measurements” (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Portfolio has adopted FAS 157 effective January 1, 2008. A summary of the fair value hierarchy under FAS 157 is described below:

•	Level 1 – fair value is determined by quoted prices in active markets for identical securities

•

Level 2 – fair value is determined by other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, other data used in fair valuation)

•	Level 3 – fair value is determined by significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Portfolio’s assets at March 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments^
Level 1 – Quoted prices	624,191	(130)
Level 2 – Other significant observable inputs	31,769	—
Level 3 – Significant unobservable inputs	—	—

Total	655,960	(130)

^	Other financial instruments are derivative instruments such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Northwestern Mutual Series Fund, Inc.

Janus Capital Appreciation Portfolio

Schedule of Investments

March 31, 2008 (unaudited)

Common Stocks (82.5%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (1.5%)
Boyd Gaming Corp.	138,295	$2,766
Sony Corp., ADR	20,585	825

Total		3,591

Consumer Staples (6.9%)
Bunge, Ltd.	76,490	6,645
CVS Caremark Corp.	235,035	9,522

Total		16,167

Energy (11.4%)
Apache Corp.	40,435	4,885
EOG Resources, Inc.	45,805	5,497
Hess Corp.	122,895	10,837
Occidental Petroleum Corp.	74,340	5,439

Total		26,658

Financials (6.2%)
The Goldman Sachs Group, Inc.	55,310	9,147
Lehman Brothers Holdings, Inc.	72,175	2,717
Merrill Lynch & Co., Inc.	63,710	2,596

Total		14,460

Health Care (17.2%)
Alcon, Inc.	39,305	5,591
* Celgene Corp.	289,275	17,730
* Genentech, Inc.	50,125	4,069
* Gilead Sciences, Inc.	249,790	12,872

Total		40,262

Industrials (2.9%)
Precision Castparts Corp.	65,725	6,709

Total		6,709

Information Technology (22.6%)
* Akamai Technologies, Inc.	81,028	2,282
* Apple, Inc.	164,690	23,634
* Cisco Systems, Inc.	183,490	4,420
* Electronic Arts, Inc.	54,850	2,738
* Google, Inc. - Class A	19,725	8,688
* Research In Motion, Ltd.	95,255	10,690

Total		52,452

Materials (12.8%)
Companhia Vale do Rio Doce, ADR	23,250	805
Monsanto Co.	94,870	10,578
Potash Corp. of Saskatchewan, Inc.	118,640	18,414

Total		29,797

Telecommunication Services (1.0%)
* Time Warner Telecom, Inc. - Class A	156,360	2,422

Total		2,422

Total Common Stocks (Cost: $153,287)		192,518

Money Market Investments (17.8%)
Autos (1.0%)
Daimler Chrysler Auto, 3.50%, 4/2/08	1,200,000	1,200
Fcar Owner Trust I, 2.95%, 4/24/08	1,200,000	1,198

Total		2,398

Federal Government & Agencies (12.3%)
Federal Home Loan Bank, 2.21%, 4/9/08	5,200,000	5,198
Federal Home Loan Bank, 2.16%, 4/25/08	13,300,000	13,280
Federal Home Loan Bank, 2.25%, 4/11/08	10,000,000	9,994

Total		28,472

Finance Lessors (1.0%)
Thunder Bay Funding, Inc., 3.05%, 4/11/08	1,200,000	1,199
Windmill Funding Corp., 3.07%, 4/10/08	1,200,000	1,199

Total		2,398

Finance Services (1.0%)
Barton Capital LLC, 3.10%, 4/9/08	1,200,000	1,199
Ciesco LP, 3.03%, 4/18/08	1,200,000	1,198

Total		2,397

Miscellaneous Business Credit Institutions (0.5%)
Park Avenue Receivables, 3.18%, 4/11/08	1,200,000	1,199

Total		1,199

Other Holdings (0.5%)
Kinder Morgan Energy LP, 3.41%, 4/1/08	1,200,000	1,200

Total		1,200

Security Brokers and Dealers (0.5%)
Lehman Brothers Holding, 3.20%, 4/1/08	1,200,000	1,200

Total		1,200

Short Term Business Credit (1.0%)
Old Line Funding Corp., 3.03%, 4/4/08	1,200,000	1,200
Sheffield Receivables, 3.05%, 4/2/08	1,200,000	1,200

Total		2,400

Total Money Market Investments (Cost: $41,664)		41,664

Total Investments (100.3%) (Cost $194,951)(a)		234,182

Other Assets, Less Liabilities (-0.3%)		(638)

Net Assets (100.0%)		233,544

*	Non-Income Producing

ADR after the name of a security represents - American Depositary Receipt.

(a)	At March 31, 2008 the aggregate cost of securities for federal tax purposes (in thousands) was $194,951 and the net unrealized appreciation of investments based on that cost was $39,231 which is comprised of $49,002 aggregate gross unrealized appreciation and $9,771 aggregate gross unrealized depreciation.

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, “Fair Value Measurements” (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Portfolio has adopted FAS 157 effective January 1, 2008. A summary of the fair value hierarchy under FAS 157 is described below:

•	Level 1 – fair value is determined by quoted prices in active markets for identical securities

•

Level 2 – fair value is determined by other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, other data used in fair valuation)

•	Level 3 – fair value is determined by significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Portfolio’s assets at March 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments^
Level 1 – Quoted prices	192,518	—
Level 2 – Other significant observable inputs	41,664	—
Level 3 – Significant unobservable inputs	—	—

Total	234,182	—

^	Other financial instruments are derivative instruments such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument. At March 31, 2008, the Portfolio does not hold any derivative instruments.

Northwestern Mutual Series Fund, Inc.

Large Cap Core Stock Portfolio

Schedule of Investments

March 31, 2008 (unaudited)

Common Stocks (97.6%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (7.6%)
Abercrombie & Fitch Co. - Class A	31,600	2,311
Comcast Corp. - Class A	133,800	2,588
International Game Technology	116,600	4,689
J.C. Penney Co., Inc.	63,300	2,387
Johnson Controls, Inc.	114,700	3,877
* Kohl’s Corp.	55,700	2,389
Lowe’s Cos., Inc.	25,600	587
* MGM Mirage	45,574	2,678
News Corp. - Class A	291,400	5,465
NIKE, Inc. - Class B	60,800	4,134
Omnicom Group, Inc.	100,800	4,453
Target Corp.	34,400	1,743

Total		37,301

Consumer Staples (10.5%)
Altria Group, Inc.	96,000	2,131
Anheuser-Busch Cos., Inc.	47,100	2,235
Avon Products, Inc.	170,300	6,734
The Coca-Cola Co.	78,900	4,803
CVS Caremark Corp.	185,522	7,515
* Hansen Natural Corp.	106,600	3,763
PepsiCo, Inc.	67,000	4,837
* Philip Morris International, Inc.	96,000	4,856
The Procter & Gamble Co.	140,662	9,856
Wal-Mart Stores, Inc.	99,200	5,226

Total		51,956

Energy (11.9%)
ConocoPhillips	54,888	4,183
Diamond Offshore Drilling, Inc.	44,600	5,191
Exxon Mobil Corp.	215,300	18,211
Halliburton Co.	67,100	2,639
Marathon Oil Corp.	62,000	2,827
* National-Oilwell Varco, Inc.	80,600	4,705
* SandRidge Energy, Inc.	73,700	2,885
Schlumberger, Ltd.	76,700	6,674
* Southwestern Energy Co.	124,200	4,184
Valero Energy Corp.	35,400	1,738
XTO Energy, Inc.	87,850	5,435

Total		58,672

Financials (13.6%)
American Express Co.	88,500	3,869
American International Group, Inc.	88,132	3,812
Bank of America Corp.	93,700	3,552
Citigroup, Inc.	164,100	3,515
CME Group, Inc.	8,500	3,987
Countrywide Financial Corp.	531,600	2,924
Freddie Mac	70,900	1,795
Genworth Financial, Inc.	52,900	1,198
The Goldman Sachs Group, Inc.	29,200	4,829
JPMorgan Chase & Co.	153,296	6,584

Lehman Brothers Holdings, Inc.	53,000	1,995
Nymex Holdings, Inc.	14,700	1,332
Prudential Financial, Inc.	87,100	6,816
State Street Corp.	77,500	6,123
T. Rowe Price Group, Inc.	48,300	2,415
The Travelers Cos., Inc.	107,800	5,158
* Visa, Inc. - Class A	25,900	1,615
Wachovia Corp.	55,400	1,496
Wells Fargo & Co.	140,900	4,100

Total		67,115

Health Care (15.2%)
Abbott Laboratories	106,300	5,862
Allergan, Inc.	83,300	4,697
Baxter International, Inc.	113,700	6,574
Cardinal Health, Inc.	58,800	3,088
* Celgene Corp.	128,300	7,864
* Express Scripts, Inc.	42,800	2,753
* Genzyme Corp.	42,700	3,183
* Gilead Sciences, Inc.	175,300	9,033
* Hospira, Inc.	125,100	5,351
Johnson & Johnson	74,400	4,826
* Medco Health Solutions, Inc.	9,900	434
Merck & Co., Inc.	108,200	4,106
* St. Jude Medical, Inc.	143,500	6,198
Teva Pharmaceutical Industries, Ltd., ADR	89,500	4,134
* Thermo Fisher Scientific, Inc.	120,100	6,826

Total		74,929

Industrials (11.4%)
The Boeing Co.	31,883	2,371
Danaher Corp.	61,600	4,683
Deere & Co.	28,000	2,252
* Foster Wheeler, Ltd.	60,000	3,397
General Electric Co.	479,600	17,751
Honeywell International, Inc.	124,190	7,007
Norfolk Southern Corp.	79,600	4,324
* Spirit AeroSystems Holdings, Inc. - Class A	145,900	3,236
Textron, Inc.	52,300	2,898
Union Pacific Corp.	9,800	1,229
United Technologies Corp.	100,600	6,923

Total		56,071

Information Technology (17.0%)
Accenture, Ltd. - Class A	70,100	2,465
* Adobe Systems, Inc.	78,600	2,797
* Apple, Inc.	35,500	5,094
* Broadcom Corp. - Class A	209,550	4,038
* Cisco Systems, Inc.	245,900	5,924
Corning, Inc.	264,900	6,368
* Electronic Arts, Inc.	64,400	3,215
* EMC Corp.	140,400	2,013
* First Solar, Inc.	8,500	1,965
* Google, Inc. - Class A	13,600	5,990
Hewlett-Packard Co.	183,000	8,356
Intel Corp.	284,200	6,019
International Business Machines Corp.	50,500	5,815
Microsoft Corp.	366,300	10,397
* Oracle Corp.	336,000	6,572
QUALCOMM, Inc.	67,100	2,751
Texas Instruments, Inc.	84,600	2,392
* Yahoo!, Inc.	50,100	1,449

Total		83,620

Materials (3.4%)
Freeport-McMoRan Copper & Gold, Inc.	37,200	3,579
Monsanto Co.	96,000	10,704
Praxair, Inc.	31,900	2,687

Total		16,970

Other Holdings (1.3%)
Financial Select Sector SPDR Fund	120,500	2,997
Utilities Select Sector SPDR Fund	94,000	3,566

Total		6,563

Telecommunication Services (3.1%)
* American Tower Corp. - Class A	62,600	2,455
AT&T, Inc.	164,000	6,281
* NII Holdings, Inc.	72,600	2,307
Verizon Communications, Inc.	118,600	4,323

Total		15,366

Utilities (2.6%)
Exelon Corp.	87,900	7,144
FPL Group, Inc.	89,900	5,640

Total		12,784

Total Common Stocks (Cost: $ 430,190)		481,347

Money Market Investments (2.3%)
Federal Government & Agencies (0.2%)
Federal National Mortgage Association, 2.71%, 5/21/08	1,000,000	996

Total		996

Miscellaneous Business Credit Institutions (2.0%)
(b) Textron Financial Corp., 3.35%, 4/1/08	10,000,000	10,000

Total		10,000

Security Brokers and Dealers (0.1%)
Lehman Brothers Holding, 3.20%, 4/1/08	600,000	600

Total		600

Total Money Market Investments (Cost: $ 11,596)		11,596

Total Investments (99.9%) (Cost $441,786)(a)		492,943

Other Assets, Less Liabilities (0.1%)		681

Net Assets (100.0%)		493,624

*	Non-Income Producing

ADR after the name of a security represents - American Depositary Receipt.

(a)	At March 31, 2008 the aggregate cost of securities for federal tax purposes (in thousands) was $441,786 and the net unrealized appreciation of investments based on that cost was $51,157 which is comprised of $84,806 aggregate gross unrealized appreciation and $33,649 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 500 Index Futures (Long)	16	6/08	$(39)
(Total Notional Value at March 31, 2008, $5,335)

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, “Fair Value Measurements” (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Portfolio has adopted FAS 157 effective January 1, 2008. A summary of the fair value hierarchy under FAS 157 is described below:

•	Level 1 – fair value is determined by quoted prices in active markets for identical securities

•

Level 2 – fair value is determined by other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, other data used in fair valuation)

•	Level 3 – fair value is determined by significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Portfolio’s assets at March 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments^
Level 1 – Quoted prices	481,347	(39)
Level 2 – Other significant observable inputs	11,596	—
Level 3 – Significant unobservable inputs	—	—

Total	492,943	(39)

^	Other financial instruments are derivative instruments such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Northwestern Mutual Series Fund, Inc.

Capital Guardian Large Cap Blend Portfolio

Schedule of Investments

March 31, 2008 (unaudited)

Common Stocks (97.1%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (13.3%)
Best Buy Co., Inc.	10,200	423
Carnival Corp.	2,600	105
CBS Corp. - Class B	7,000	155
* Coach, Inc.	1,400	42
Comcast Corp. - Class A	5,100	99
* Ford Motor Co.	45,000	257
Fortune Brands, Inc.	400	28
Gannett Co., Inc.	8,100	235
* Hanesbrands, Inc.	5,600	164
The Home Depot, Inc.	5,500	154
* Jarden Corp.	3,200	70
Johnson Controls, Inc.	3,900	132
* Las Vegas Sands Corp.	2,400	177
Lowe’s Cos., Inc.	25,200	578
McDonald’s Corp.	2,600	145
Nordstrom, Inc.	7,000	228
Omnicom Group, Inc.	1,200	53
* Starbucks Corp.	500	9
Target Corp.	13,800	699
* Time Warner Cable, Inc. - Class A	5,900	147
Time Warner, Inc.	5,700	80
* Urban Outfitters, Inc.	5,400	169
Viacom, Inc. - Class B	1,400	55
WABCO Holdings, Inc.	900	41
The Walt Disney Co.	7,900	248
* Wynn Resorts, Ltd.	500	50

Total		4,543

Consumer Staples (6.6%)
Altria Group, Inc.	5,400	120
Anheuser-Busch Cos., Inc.	1,300	62
Avon Products, Inc.	1,600	63
* Bare Escentuals, Inc.	2,600	61
Campbell Soup Co.	3,100	105
The Coca-Cola Co.	1,582	96
Costco Wholesale Corp.	800	52
* Energizer Holdings, Inc.	1,000	90
General Mills, Inc.	1,200	72
Kraft Foods, Inc. - Class A	14,700	455
PepsiCo, Inc.	5,700	412
* Philip Morris International, Inc.	5,400	273
Sara Lee Corp.	13,200	185
Unilever NV	3,900	132
Walgreen Co.	2,000	76

Total		2,254

Energy (7.4%)
Anadarko Petroleum Corp.	1,500	95
Arch Coal, Inc.	1,700	74
Baker Hughes, Inc.	1,700	116
BJ Services Co.	8,700	248
Chevron Corp.	1,300	111
ConocoPhillips	2,900	221
EOG Resources, Inc.	600	72

Exxon Mobil Corp.	3,300	279
Peabody Energy Corp.	2,100	107
Royal Dutch Shell PLC, ADR - Class A	7,000	482
Schlumberger, Ltd.	4,500	392
* Weatherford International, Ltd.	4,700	341

Total		2,538

Financials (16.7%)
AFLAC, Inc.	1,300	84
Ambac Financial Group, Inc.	8,600	49
American Capital Strategies, Ltd.	2,400	82
American International Group, Inc.	9,900	428
* AmeriCredit Corp.	1,900	19
Astoria Financial Corp.	2,500	68
* Berkshire Hathaway, Inc. - Class A	1	133
Capital One Financial Corp.	1,600	79
Fannie Mae	9,900	261
Fifth Third Bancorp	3,900	82
Freddie Mac	14,000	354
The Goldman Sachs Group, Inc.	4,200	695
Host Hotels & Resorts, Inc.	900	14
Hudson City Bancorp, Inc.	20,600	364
JPMorgan Chase & Co.	20,800	894
Lehman Brothers Holdings, Inc.	7,600	286
Marsh & McLennan Cos., Inc.	7,500	183
MBIA, Inc.	8,500	104
Mercury General Corp.	400	18
Moody’s Corp.	2,100	73
The Progressive Corp.	5,600	90
* SLM Corp.	8,100	124
SunTrust Banks, Inc.	2,300	127
Wachovia Corp.	14,800	400
Washington Mutual, Inc.	20,800	214
Wells Fargo & Co.	11,800	343
XL Capital, Ltd. - Class A	5,200	154

Total		5,722

Health Care (14.7%)
Abbott Laboratories	4,400	243
Allergan, Inc.	4,300	242
AstraZeneca PLC, ADR	6,900	262
Baxter International, Inc.	8,800	509
Bristol-Myers Squibb Co.	7,800	166
* Cerner Corp.	2,100	78
* DaVita, Inc.	2,600	124
* Forest Laboratories, Inc.	10,600	424
* Genentech, Inc.	11,300	918
* Health Net, Inc.	1,300	40
* ImClone Systems, Inc.	7,000	297
Medtronic, Inc.	5,000	242
* Millennium Pharmaceuticals, Inc.	12,200	189
Pfizer, Inc.	10,100	211
Sanofi-Aventis, ADR	4,700	176
* Sepracor, Inc.	7,800	152
Teva Pharmaceutical Industries, Ltd., ADR	2,800	129
UnitedHealth Group, Inc.	15,800	544
Wyeth	2,200	92

Total		5,038

Industrials (9.8%)
The Boeing Co.	5,300	394
Caterpillar, Inc.	1,000	78

Cooper Industries, Ltd. - Class A	1,300	52
Danaher Corp.	1,600	122
Emerson Electric Co.	2,500	129
FedEx Corp.	1,900	176
Fluor Corp.	2,400	339
General Electric Co.	18,900	698
Illinois Tool Works, Inc.	4,600	222
* Monster Worldwide, Inc.	2,500	61
* Owens Corning, Inc.	800	15
Southwest Airlines Co.	12,100	150
Tyco International, Ltd.	1,500	66
United Parcel Service, Inc. - Class B	8,300	606
United Technologies Corp.	3,700	255

Total		3,363

Information Technology (19.1%)
* Adobe Systems, Inc.	5,400	192
* Affiliated Computer Services, Inc. - Class A	2,200	110
* Agilent Technologies, Inc.	5,100	152
Altera Corp.	4,300	79
* Apple, Inc.	1,700	244
Applied Materials, Inc.	24,600	480
ASML Holding N.V.	1,244	31
* Brocade Communications Systems, Inc.	15,700	115
* Ciena Corp.	3,100	96
* Cisco Systems, Inc.	19,200	463
* Cognizant Technology Solutions Corp. - Class A	2,500	72
Corning, Inc.	5,700	137
* Dell, Inc.	7,200	143
* eBay, Inc.	12,100	361
* Flextronics International, Ltd.	9,500	89
* Google, Inc. - Class A	1,800	794
Intel Corp.	10,800	229
International Business Machines Corp.	600	69
Jabil Circuit, Inc.	10,700	101
KLA-Tencor Corp.	6,300	234
* Lam Research Corp.	2,600	99
Microchip Technology, Inc.	1,700	56
* Micron Technology, Inc.	19,500	116
Microsoft Corp.	13,600	386
* NetApp, Inc.	3,700	74
* Oracle Corp.	4,400	86
Paychex, Inc.	4,000	137
* Polycom, Inc.	2,800	63
* Qimonda AG, ADR	7,400	32
QUALCOMM, Inc.	8,600	353
* SanDisk Corp.	13,900	314
Seagate Technology	6,000	126
* Sun Microsystems, Inc.	4,125	64
* VeriFone Holdings, Inc.	7,400	117
* Yahoo!, Inc.	9,400	272

Total		6,486

Materials (5.3%)
Allegheny Technologies, Inc.	5,600	400
Barrick Gold Corp.	11,500	499
Celanese Corp.	1,400	55
Cleveland-Cliffs, Inc.	800	96
Freeport-McMoRan Copper & Gold, Inc.	1,100	106
Monsanto Co.	1,800	201
Potash Corp. of Saskatchewan, Inc.	2,600	403
Vulcan Materials Co.	1,000	66

Total		1,826

Telecommunication Services (2.9%)
* American Tower Corp. - Class A	4,200	165
AT&T, Inc.	13,300	509
* Level 3 Communications, Inc.	49,300	105
* Time Warner Telecom, Inc. - Class A	14,100	218

Total		997

Utilities (1.3%)
* The AES Corp.	3,300	55
Allegheny Energy, Inc.	1,100	56
CMS Energy Corp.	3,400	46
Edison International	2,900	142
MDU Resources Group, Inc.	1,600	39
Pinnacle West Capital Corp.	3,000	105

Total		443

Total Common Stocks (Cost: $ 38,213)		33,210

Preferred Stocks (0.3%)
Federal Savings Institutions (0.2%)
Washington Mutual, Inc., CV PFD Ser R 7.75% Non Cum Perp.	70	49

Total		49

Financials (0.0%)
SLM Corp., CV PFD Ser C 7.25%, 12/15/10	20	16

Total		16

Pharmaceutical Preparations (0.1%)
Schering-Plough Corp., 6.00%, 8/13/10	300	46

Total		46

Total Preferred Stocks (Cost: $ 166)		111

Money Market Investments (2.6%)
Security Brokers and Dealers (2.6%)
Lehman Brothers Holding, 3.20%, 4/1/08	900,000	900

Total Money Market Investments (Cost: $ 900)		900

Total Investments (100.0%) (Cost $39,279)(a)		34,221

Other Assets, Less Liabilities (0.0%)		4

Net Assets (100.0%)		34,225

*	Non-Income Producing

ADR after the name of a security represents - American Depositary Receipt.

(a)	At March 31, 2008 the aggregate cost of securities for federal tax purposes (in thousands) was $39,279 and the net unrealized depreciation of investments based on that cost was $5,058 which is comprised of $1,028 aggregate gross unrealized appreciation and $6,086 aggregate gross unrealized depreciation.

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, “Fair Value Measurements” (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Portfolio has adopted FAS 157 effective January 1, 2008. A summary of the fair value hierarchy under FAS 157 is described below:

•	Level 1 – fair value is determined by quoted prices in active markets for identical securities

•

Level 2 – fair value is determined by other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, other data used in fair valuation)

•	Level 3 – fair value is determined by significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Portfolio’s assets at March 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments^
Level 1 – Quoted prices	33,210	—
Level 2 – Other significant observable inputs	1,011	—
Level 3 – Significant unobservable inputs	—	—

Total	34,221	—

^	Other financial instruments are derivative instruments such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument. At March 31, 2008, the Portfolio does not hold any derivative instruments.

Northwestern Mutual Series Fund, Inc.

Index 500 Stock Portfolio

Schedule of Investments

March 31, 2008 (unaudited)

Common Stocks (98.3%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (8.5%)
Abercrombie & Fitch Co. - Class A	13,600	995
* Amazon.com, Inc.	48,400	3,451
* Apollo Group, Inc. - Class A	21,600	933
* AutoNation, Inc.	21,729	325
* AutoZone, Inc.	6,925	788
* Bed Bath & Beyond, Inc.	41,700	1,230
Best Buy Co., Inc.	55,275	2,292
* Big Lots, Inc.	14,200	317
The Black & Decker Corp.	9,900	654
Brunswick Corp.	13,900	222
Carnival Corp.	68,809	2,785
CBS Corp. - Class B	107,924	2,383
Centex Corp.	19,200	465
Circuit City Stores, Inc.	26,600	106
Clear Channel Communications, Inc.	78,450	2,292
* Coach, Inc.	58,000	1,749
Comcast Corp. - Class A	484,305	9,366
D.R. Horton, Inc.	43,700	688
Darden Restaurants, Inc.	22,350	727
Dillard’s, Inc. - Class A	8,964	154
* The DIRECTV Group, Inc.	113,100	2,804
The E.W. Scripps Co. - Class A	14,100	592
Eastman Kodak Co.	45,383	802
* Expedia, Inc.	32,700	716
Family Dollar Stores, Inc.	22,100	431
* Ford Motor Co.	332,494	1,902
Fortune Brands, Inc.	24,067	1,673
* GameStop Corp. - Class A	25,100	1,298
Gannett Co., Inc.	36,550	1,062
The Gap, Inc.	73,375	1,444
General Motors Corp.	89,227	1,700
Genuine Parts Co.	26,500	1,066
* The Goodyear Tire & Rubber Co.	37,800	975
H&R Block, Inc.	51,200	1,063
Harley-Davidson, Inc.	38,000	1,425
Harman International Industries, Inc.	9,500	414
Hasbro, Inc.	23,125	645
The Home Depot, Inc.	265,900	7,437
* IAC/InterActiveCorp	29,100	604
International Game Technology	49,700	1,998
* The Interpublic Group of Cos., Inc.	74,300	625
J.C. Penney Co., Inc.	34,950	1,318
Johnson Controls, Inc.	93,600	3,164
Jones Apparel Group, Inc.	13,400	180
KB HOME	12,100	299
* Kohl’s Corp.	49,467	2,122
Leggett & Platt, Inc.	26,833	409
Lennar Corp. - Class A	22,000	414
Limited Brands, Inc.	48,987	838
Liz Claiborne, Inc.	15,700	285
Lowe’s Cos., Inc.	230,500	5,288
Macy’s, Inc.	68,246	1,574
Marriott International, Inc. - Class A	49,300	1,694
Mattel, Inc.	57,788	1,150
McDonald’s Corp.	186,378	10,393
The McGraw-Hill Cos., Inc.	51,820	1,915
Meredith Corp.	6,000	230
The New York Times Co. - Class A	22,670	428
Newell Rubbermaid, Inc.	43,992	1,006

News Corp. - Class A	362,400	6,795
NIKE, Inc. - Class B	60,500	4,114
Nordstrom, Inc.	29,634	966
* Office Depot, Inc.	42,957	475
OfficeMax, Inc.	11,900	228
Omnicom Group, Inc.	51,500	2,275
Polo Ralph Lauren Corp.	9,300	542
Pulte Homes, Inc.	33,500	487
RadioShack Corp.	20,700	336
* Sears Holdings Corp.	11,480	1,172
The Sherwin-Williams Co.	16,413	838
Snap-on, Inc.	9,117	464
The Stanley Works	12,950	617
Staples, Inc.	111,450	2,464
* Starbucks Corp.	115,100	2,014
Starwood Hotels & Resorts Worldwide, Inc.	31,400	1,625
Target Corp.	130,957	6,637
Tiffany & Co.	19,967	835
Time Warner, Inc.	569,600	7,986
The TJX Cos., Inc.	68,900	2,279
VF Corp.	13,857	1,074
Viacom, Inc. - Class B	103,424	4,098
The Walt Disney Co.	299,957	9,412
The Washington Post Co. - Class B	900	595
Wendy’s International, Inc.	13,750	317
Whirlpool Corp.	12,144	1,054
Wyndham Worldwide Corp.	28,086	581
Yum! Brands, Inc.	80,160	2,983

Total		158,568

Consumer Staples (10.9%)
Altria Group, Inc.	331,922	7,369
Anheuser-Busch Cos., Inc.	115,649	5,488
Archer-Daniels-Midland Co.	101,303	4,170
Avon Products, Inc.	67,600	2,673
Brown-Forman Corp. - Class B	13,618	902
Campbell Soup Co.	35,022	1,189
The Clorox Co.	21,850	1,238
The Coca-Cola Co.	313,175	19,062
Coca-Cola Enterprises, Inc.	45,100	1,091
Colgate-Palmolive Co.	80,322	6,258
ConAgra Foods, Inc.	76,767	1,839
* Constellation Brands, Inc. - Class A	30,600	541
Costco Wholesale Corp.	68,364	4,442
CVS Caremark Corp.	232,761	9,429
* Dean Foods Co.	23,700	476
The Estee Lauder Cos., Inc. - Class A	17,900	821
General Mills, Inc.	53,167	3,184
H.J. Heinz Co.	49,917	2,345
The Hershey Co.	26,500	998
Kellogg Co.	41,557	2,184
Kimberly-Clark Corp.	66,656	4,303
Kraft Foods, Inc. - Class A	243,796	7,560
The Kroger Co.	107,305	2,726
McCormick & Co., Inc.	20,100	743
Molson Coors Brewing Co. - Class B	21,500	1,130
The Pepsi Bottling Group, Inc.	21,900	743
PepsiCo, Inc.	253,630	18,311
* Philip Morris International, Inc.	331,922	16,789
The Procter & Gamble Co.	489,364	34,289
Reynolds American, Inc.	27,000	1,594
Safeway, Inc.	69,700	2,046
Sara Lee Corp.	114,135	1,596
SUPERVALU, Inc.	33,270	997
Sysco Corp.	95,825	2,781
Tyson Foods, Inc. - Class A	43,100	687
UST, Inc.	24,667	1,345

Walgreen Co.	156,246	5,951
Wal-Mart Stores, Inc.	372,300	19,612
Whole Foods Market, Inc.	22,000	725
Wm. Wrigley Jr. Co.	34,358	2,159

Total		201,786

Energy (13.1%)
Anadarko Petroleum Corp.	73,524	4,634
Apache Corp.	52,146	6,300
Baker Hughes, Inc.	50,130	3,434
BJ Services Co.	46,100	1,314
* Cameron International Corp.	34,500	1,437
Chesapeake Energy Corp.	71,600	3,304
Chevron Corp.	332,714	28,399
ConocoPhillips	252,038	19,208
CONSOL Energy, Inc.	28,600	1,979
Devon Energy Corp.	70,100	7,314
El Paso Corp.	110,371	1,837
ENSCO International, Inc.	22,800	1,428
EOG Resources, Inc.	38,720	4,646
Exxon Mobil Corp.	860,956	72,819
Halliburton Co.	138,838	5,460
Hess Corp.	43,800	3,862
Marathon Oil Corp.	111,966	5,106
Murphy Oil Corp.	29,600	2,431
* Nabors Industries, Ltd.	44,600	1,506
* National-Oilwell Varco, Inc.	56,200	3,281
Noble Corp.	42,200	2,096
Noble Energy, Inc.	27,100	1,973
Occidental Petroleum Corp.	130,540	9,552
Peabody Energy Corp.	41,700	2,127
Range Resources Corp.	23,500	1,491
Rowan Cos., Inc.	17,550	723
Schlumberger, Ltd.	188,434	16,394
Smith International, Inc.	31,600	2,030
Spectra Energy Corp.	99,636	2,267
Sunoco, Inc.	18,500	971
Tesoro Corp.	21,600	648
* Transocean, Inc.	50,067	6,769
Valero Energy Corp.	86,700	4,258
* Weatherford International, Ltd.	53,100	3,848
The Williams Cos., Inc.	93,500	3,084
XTO Energy, Inc.	76,223	4,715

Total		242,645

Financials (16.4%)
ACE, Ltd.	51,900	2,858
AFLAC, Inc.	76,850	4,991
The Allstate Corp.	89,928	4,322
Ambac Financial Group, Inc.	45,200	260
American Capital Strategies, Ltd.	30,200	1,032
American Express Co.	184,275	8,057
American International Group, Inc.	399,630	17,283
Ameriprise Financial, Inc.	36,555	1,895
Aon Corp.	46,300	1,861
Apartment Investment & Management Co. - Class A	15,080	540
Assurant, Inc.	15,000	913
AvalonBay Communities, Inc.	12,400	1,197
Bank of America Corp.	699,367	26,512
Bank of New York Mellon Corp.	179,463	7,489
BB&T Corp.	86,600	2,776
The Bear Stearns Cos., Inc.	18,195	191
Boston Properties, Inc.	18,800	1,731
Capital One Financial Corp.	61,629	3,033
* CB Richard Ellis Group, Inc.	31,200	675

The Charles Schwab Corp.	147,611	2,780
The Chubb Corp.	60,500	2,994
Cincinnati Financial Corp.	26,175	996
CIT Group, Inc.	29,900	354
Citigroup, Inc.	786,648	16,849
CME Group, Inc.	8,600	4,034
Comerica, Inc.	23,750	833
Countrywide Financial Corp.	91,200	502
Developers Diversified Realty Corp.	19,400	812
Discover Financial Services	75,256	1,232
* E*TRADE Financial Corp.	72,800	281
Equity Residential	42,700	1,772
Fannie Mae	154,148	4,057
Federated Investors, Inc. - Class B	13,600	533
Fifth Third Bancorp	83,934	1,756
First Horizon National Corp.	19,900	279
Franklin Resources, Inc.	25,450	2,468
Freddie Mac	104,286	2,641
General Growth Properties, Inc.	38,400	1,466
Genworth Financial, Inc.	69,100	1,564
The Goldman Sachs Group, Inc.	62,700	10,369
The Hartford Financial Services Group, Inc.	49,450	3,747
Host Hotels & Resorts, Inc.	82,300	1,310
Hudson City Bancorp, Inc.	82,000	1,450
Huntington Bancshares, Inc.	57,642	620
* IntercontinentalExchange, Inc.	11,000	1,436
Janus Capital Group, Inc.	24,129	561
JPMorgan Chase & Co.	529,297	22,732
KeyCorp	61,275	1,345
Kimco Realty Corp.	39,800	1,559
Legg Mason, Inc.	21,200	1,187
Lehman Brothers Holdings, Inc.	83,544	3,145
Leucadia National Corp.	26,600	1,203
Lincoln National Corp.	42,430	2,206
Loews Corp.	69,301	2,787
M&T Bank Corp.	11,800	950
Marsh & McLennan Cos., Inc.	81,980	1,996
Marshall & Ilsley Corp.	40,500	940
MBIA, Inc.	31,450	384
Merrill Lynch & Co., Inc.	134,900	5,496
MetLife, Inc.	116,736	7,035
MGIC Investment Corp.	12,900	136
Moody’s Corp.	33,750	1,176
Morgan Stanley	167,213	7,642
National City Corp.	99,797	993
Northern Trust Corp.	30,150	2,004
NYSE Euronext	41,800	2,579
Plum Creek Timber Co., Inc.	27,100	1,103
PNC Financial Services Group, Inc.	55,067	3,611
Principal Financial Group, Inc.	41,200	2,296
The Progressive Corp.	110,000	1,768
ProLogis	40,600	2,390
Prudential Financial, Inc.	71,500	5,595
Public Storage	19,600	1,737
Regions Financial Corp.	109,490	2,162
SAFECO Corp.	14,850	652
Simon Property Group, Inc.	35,100	3,261
* SLM Corp.	81,242	1,247
Sovereign Bancorp, Inc.	56,780	529
State Street Corp.	60,900	4,811
SunTrust Banks, Inc.	55,033	3,035
T. Rowe Price Group, Inc.	41,600	2,080
Torchmark Corp.	14,550	875
The Toronto-Dominion Bank	12,715	780
The Travelers Cos., Inc.	101,610	4,862
U.S. Bancorp	272,121	8,806
Unum Group	56,831	1,251
Vornado Realty Trust	21,100	1,819
Wachovia Corp.	311,247	8,404
Washington Mutual, Inc.	136,854	1,410

Wells Fargo & Co.	531,760	15,473
XL Capital, Ltd. - Class A	28,100	830
Zions Bancorporation	17,000	774

Total		304,368

Health Care (11.5%)
Abbott Laboratories	243,450	13,426
Aetna, Inc.	78,808	3,317
Allergan, Inc.	48,334	2,726
AmerisourceBergen Corp.	26,500	1,086
* Amgen, Inc.	171,417	7,162
Applera Corp. - Applied Biosystems Group	26,533	872
* Barr Pharmaceuticals, Inc.	17,000	821
Baxter International, Inc.	99,900	5,776
Becton, Dickinson and Co.	38,450	3,301
* Biogen Idec, Inc.	46,190	2,849
* Boston Scientific Corp.	211,422	2,721
Bristol-Myers Squibb Co.	311,808	6,642
C. R. Bard, Inc.	16,100	1,552
Cardinal Health, Inc.	56,925	2,989
* Celgene Corp.	65,700	4,027
CIGNA Corp.	43,987	1,785
* Coventry Health Care, Inc.	24,400	985
Covidien, Ltd.	78,427	3,470
Eli Lilly and Co.	155,506	8,023
* Express Scripts, Inc.	39,700	2,554
* Forest Laboratories, Inc.	49,166	1,967
* Genzyme Corp.	41,900	3,123
* Gilead Sciences, Inc.	146,700	7,559
* Hospira, Inc.	24,865	1,063
* Humana, Inc.	26,700	1,198
IMS Health, Inc.	30,567	642
Johnson & Johnson	450,937	29,251
* King Pharmaceuticals, Inc.	38,566	336
* Laboratory Corp. of America Holdings	18,200	1,341
McKesson Corp.	45,605	2,388
* Medco Health Solutions, Inc.	84,244	3,689
Medtronic, Inc.	178,200	8,620
Merck & Co., Inc.	343,020	13,018
* Millipore Corp.	8,600	580
Mylan, Inc.	47,600	552
* Patterson Cos., Inc.	22,000	799
PerkinElmer, Inc.	18,700	453
Pfizer, Inc.	1,076,234	22,525
Quest Diagnostics, Inc.	24,700	1,118
Schering-Plough Corp.	255,250	3,678
* St. Jude Medical, Inc.	53,900	2,328
Stryker Corp.	37,500	2,439
* Tenet Healthcare Corp.	74,750	423
* Thermo Fisher Scientific, Inc.	66,500	3,780
UnitedHealth Group, Inc.	203,644	6,997
* Varian Medical Systems, Inc.	19,700	923
* Waters Corp.	15,800	880
* Watson Pharmaceuticals, Inc.	16,300	478
* WellPoint, Inc.	85,400	3,769
Wyeth	211,029	8,813
* Zimmer Holdings, Inc.	36,937	2,876

Total		213,690

Industrials (12.0%)
3M Co.	112,376	8,895
* Allied Waste Industries, Inc.	53,150	575
Avery Dennison Corp.	16,750	825
The Boeing Co.	122,176	9,086
Burlington Northern Santa Fe Corp.	46,985	4,333

C.H. Robinson Worldwide, Inc.	26,700	1,452
Caterpillar, Inc.	100,176	7,843
Cintas Corp.	21,233	606
Cooper Industries, Ltd. - Class A	28,400	1,140
CSX Corp.	66,200	3,712
Cummins, Inc.	32,200	1,508
Danaher Corp.	39,900	3,034
Deere & Co.	69,920	5,624
Dover Corp.	31,267	1,306
Eaton Corp.	23,100	1,840
Emerson Electric Co.	124,000	6,381
Equifax, Inc.	20,800	717
Expeditors International of Washington, Inc.	33,600	1,518
FedEx Corp.	48,720	4,515
Fluor Corp.	13,900	1,962
General Dynamics Corp.	63,400	5,286
General Electric Co.	1,592,506	58,938
Goodrich Corp.	19,700	1,133
Honeywell International, Inc.	117,650	6,638
Illinois Tool Works, Inc.	65,100	3,140
Ingersoll-Rand Co., Ltd. - Class A	42,960	1,915
ITT Corp.	28,600	1,482
* Jacobs Engineering Group, Inc.	19,000	1,398
L-3 Communications Holdings, Inc.	19,800	2,165
Lockheed Martin Corp.	54,708	5,433
The Manitowoc Co., Inc.	20,500	836
Masco Corp.	58,100	1,152
* Monster Worldwide, Inc.	20,167	488
Norfolk Southern Corp.	61,057	3,317
Northrop Grumman Corp.	53,320	4,149
PACCAR, Inc.	58,015	2,611
Pall Corp.	19,350	679
Parker Hannifin Corp.	26,512	1,836
Pitney Bowes, Inc.	34,137	1,195
Precision Castparts Corp.	21,800	2,225
R. R. Donnelley & Sons Co.	33,834	1,026
Raytheon Co.	67,600	4,368
Robert Half International, Inc.	25,340	652
Rockwell Automation, Inc.	23,550	1,352
Rockwell Collins, Inc.	25,650	1,466
Ryder System, Inc.	9,100	554
Southwest Airlines Co.	115,667	1,434
* Terex Corp.	16,200	1,013
Textron, Inc.	39,300	2,178
Trane, Inc.	27,000	1,239
Tyco International, Ltd.	77,927	3,433
Union Pacific Corp.	41,360	5,186
United Parcel Service, Inc. - Class B	165,600	12,091
United Technologies Corp.	155,734	10,718
W.W. Grainger, Inc.	10,600	810
Waste Management, Inc.	80,085	2,688

Total		223,096

Information Technology (15.5%)
* Adobe Systems, Inc.	90,450	3,219
* Advanced Micro Devices, Inc.	95,100	560
* Affiliated Computer Services, Inc. - Class A	15,800	792
* Agilent Technologies, Inc.	60,937	1,818
* Akamai Technologies, Inc.	26,200	738
Altera Corp.	52,911	975
Analog Devices, Inc.	47,757	1,410
* Apple, Inc.	138,000	19,803
Applied Materials, Inc.	217,200	4,238
* Autodesk, Inc.	36,368	1,145
Automatic Data Processing, Inc.	82,950	3,516
* BMC Software, Inc.	30,860	1,004
* Broadcom Corp. - Class A	74,100	1,428
CA, Inc.	61,792	1,390

* Ciena Corp.	13,585	419
* Cisco Systems, Inc.	956,000	23,029
* Citrix Systems, Inc.	29,920	878
* Cognizant Technology Solutions Corp. - Class A	45,800	1,320
* Computer Sciences Corp.	25,750	1,050
* Compuware Corp.	45,057	331
* Convergys Corp.	20,550	309
Corning, Inc.	248,300	5,969
* Dell, Inc.	353,133	7,034
* eBay, Inc.	179,200	5,347
* Electronic Arts, Inc.	49,600	2,476
Electronic Data Systems Corp.	80,667	1,343
* EMC Corp.	330,674	4,742
Fidelity National Information Services, Inc.	26,900	1,026
* Fiserv, Inc.	25,925	1,247
* Google, Inc. - Class A	36,500	16,077
Hewlett-Packard Co.	406,226	18,548
Intel Corp.	921,363	19,514
International Business Machines Corp.	217,139	25,000
* Intuit, Inc.	52,400	1,415
Jabil Circuit, Inc.	32,767	310
* JDS Uniphase Corp.	34,550	463
* Juniper Networks, Inc.	82,200	2,055
KLA-Tencor Corp.	28,700	1,065
* Lexmark International, Inc. - Class A	14,900	458
Linear Technology Corp.	35,250	1,082
* LSI Corp.	111,200	550
* MEMC Electronic Materials, Inc.	36,100	2,559
Microchip Technology, Inc.	29,800	975
* Micron Technology, Inc.	119,850	716
Microsoft Corp.	1,267,792	35,979
Molex, Inc.	22,350	518
Motorola, Inc.	359,977	3,348
National Semiconductor Corp.	36,986	678
* NetApp, Inc.	54,200	1,087
* Novell, Inc.	55,100	347
* Novellus Systems, Inc.	18,300	385
* NVIDIA Corp.	87,550	1,733
* Oracle Corp.	621,425	12,155
Paychex, Inc.	52,535	1,800
* QLogic Corp.	21,600	332
QUALCOMM, Inc.	257,834	10,571
* SanDisk Corp.	36,000	813
* Sun Microsystems, Inc.	130,549	2,027
* Symantec Corp.	136,654	2,271
* Tellabs, Inc.	69,192	377
* Teradata Corp.	28,500	629
* Teradyne, Inc.	27,350	340
Texas Instruments, Inc.	220,300	6,228
Total System Services, Inc.	31,178	738
Tyco Electronics, Ltd.	78,327	2,688
* Unisys Corp.	54,750	243
* VeriSign, Inc.	34,800	1,157
Western Union Co.	118,332	2,517
Xerox Corp.	145,700	2,181
Xilinx, Inc.	46,300	1,100
* Yahoo!, Inc.	210,600	6,093

Total		287,678

Materials (3.5%)
Air Products and Chemicals, Inc.	33,967	3,125
Alcoa, Inc.	133,607	4,818
Allegheny Technologies, Inc.	16,117	1,150
Ashland, Inc.	8,800	416
Ball Corp.	15,832	727
Bemis Co., Inc.	15,800	402
The Dow Chemical Co.	148,809	5,484

E. I. du Pont de Nemours and Co.	141,628	6,623
Eastman Chemical Co.	12,725	795
Ecolab, Inc.	27,500	1,194
Freeport-McMoRan Copper & Gold, Inc.	60,188	5,791
Hercules, Inc.	18,200	333
International Flavors & Fragrances, Inc.	12,800	564
International Paper Co.	67,466	1,835
MeadWestvaco Corp.	29,079	792
Monsanto Co.	86,206	9,611
Newmont Mining Corp.	71,180	3,224
Nucor Corp.	45,332	3,071
* Pactiv Corp.	20,600	540
PPG Industries, Inc.	25,767	1,559
Praxair, Inc.	49,800	4,195
Rohm and Haas Co.	19,780	1,070
Sealed Air Corp.	25,442	642
Sigma-Aldrich Corp.	20,500	1,223
Titanium Metals Corp.	13,800	208
United States Steel Corp.	18,650	2,366
Vulcan Materials Co.	17,000	1,129
Weyerhaeuser Co.	32,980	2,145

Total		65,032

Telecommunication Services (3.4%)
* American Tower Corp. - Class A	63,800	2,502
AT&T, Inc.	955,675	36,602
CenturyTel, Inc.	17,400	578
Citizens Communications Co.	51,600	541
Embarq Corp.	24,030	964
Qwest Communications International, Inc.	247,435	1,121
Sprint Nextel Corp.	448,202	2,998
Verizon Communications, Inc.	455,442	16,601
Windstream Corp.	75,192	899

Total		62,806

Utilities (3.5%)
* The AES Corp.	105,500	1,759
Allegheny Energy, Inc.	26,200	1,323
Ameren Corp.	32,767	1,443
American Electric Power Co., Inc.	63,040	2,624
CenterPoint Energy, Inc.	50,662	723
CMS Energy Corp.	35,500	481
Consolidated Edison, Inc.	42,750	1,697
Constellation Energy Group, Inc.	28,500	2,516
Dominion Resources, Inc.	92,176	3,764
DTE Energy Co.	25,750	1,001
Duke Energy Corp.	198,673	3,546
* Dynegy, Inc.	78,100	616
Edison International	51,320	2,516
Entergy Corp.	30,609	3,339
Exelon Corp.	104,024	8,455
FirstEnergy Corp.	48,065	3,298
FPL Group, Inc.	64,114	4,023
Integrys Energy Group, Inc.	12,032	561
Nicor, Inc.	7,150	240
NiSource, Inc.	43,173	744
Pepco Holdings, Inc.	31,600	781
PG&E Corp.	55,825	2,055
Pinnacle West Capital Corp.	15,800	554
PPL Corp.	58,668	2,694
Progress Energy, Inc.	40,892	1,705
Public Service Enterprise Group, Inc.	80,172	3,222
Questar Corp.	27,200	1,538
Sempra Energy	41,202	2,195
Southern Co.	119,700	4,264

TECO Energy, Inc.	33,200	530
(b) Xcel Energy, Inc.	66,220	1,321

Total		65,528

Total Common Stocks (Cost: $1,374,354)		1,825,197

Money Market Investments (1.6%)
Autos (0.5%)
(b) Fcar Owner Trust I, 3.00%, 4/28/08	10,000,000	9,978

Total		9,978

Federal Government & Agencies (0.1%)
(b) Federal National Mortgage Association, 2.71%, 5/21/08	2,500,000	2,491

Total		2,491

Finance Services (0.6%)
(b) Bryant Park Funding LLC, 3.10%, 4/15/08	10,000,000	9,987

Total		9,987

Security Brokers and Dealers (0.4%)
(b) Lehman Brothers Holding, 3.20%, 4/1/08	8,200,000	8,200

Total		8,200

Total Money Market Investments (Cost: $30,656)		30,656

Total Investments (99.9%) (Cost $1,405,010)(a)		1,855,853

Other Assets, Less Liabilities (0.1%)		2,719

Net Assets (100.0%)		1,858,572

*	Non-Income Producing

(a)	At March 31, 2008 the aggregate cost of securities for federal tax purposes (in thousands) was $1,405,010 and the net unrealized appreciation of investments based on that cost was $450,843 which is comprised of $623,023 aggregate gross unrealized appreciation and $172,180 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 500 Index Futures (Long)	93	6/08	$(226)
(Total Notional Value at March 31, 2008, $31,008)

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, “Fair Value Measurements” (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Portfolio has adopted FAS 157 effective January 1, 2008. A summary of the fair value hierarchy under FAS 157 is described below:

•	Level 1 – fair value is determined by quoted prices in active markets for identical securities

•

Level 2 – fair value is determined by other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, other data used in fair valuation)

•	Level 3 – fair value is determined by significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Portfolio’s assets at March 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments^
Level 1 – Quoted prices	1,825,197	(226)
Level 2 – Other significant observable inputs	30,656	—
Level 3 – Significant unobservable inputs	—	—

Total	1,855,853	(226)

^	Other financial instruments are derivative instruments such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Northwestern Mutual Series Fund, Inc.

American Century Large Company Value Portfolio

Schedule of Investments

March 31, 2008 (unaudited)

Common Stocks (95.1%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (8.6%)
Best Buy Co., Inc.	5,500	$228
CBS Corp. - Class B	1,400	31
Darden Restaurants, Inc.	1,100	36
Gannett Co., Inc.	9,500	276
The Gap, Inc.	8,100	159
H&R Block, Inc.	10,400	216
The Home Depot, Inc.	7,700	215
* Kohl’s Corp.	4,800	206
McDonald’s Corp.	2,100	117
Newell Rubbermaid, Inc.	9,100	208
Staples, Inc.	10,300	228
Time Warner, Inc.	25,000	351
VF Corp.	2,800	217
Viacom, Inc. - Class B	7,800	309

Total		2,797

Consumer Staples (6.6%)
Altria Group, Inc.	4,100	91
The Coca-Cola Co.	7,200	438
The Kroger Co.	8,100	206
The Pepsi Bottling Group, Inc.	5,900	200
* Philip Morris International, Inc.	4,100	207
Unilever NV	9,700	327
Walgreen Co.	6,000	229
Wal-Mart Stores, Inc.	8,300	437

Total		2,135

Energy (14.3%)
Chevron Corp.	13,500	1,152
ConocoPhillips	10,400	793
Devon Energy Corp.	800	83
Exxon Mobil Corp.	19,200	1,624
* National-Oilwell Varco, Inc.	2,700	158
Royal Dutch Shell PLC, ADR - Class A	12,300	848

Total		4,658

Financials (23.7%)
The Allstate Corp.	7,700	370
American International Group, Inc.	15,100	653
Bank of America Corp.	25,500	967
Bank of New York Mellon Corp.	4,054	169
Citigroup, Inc.	40,700	872
Discover Financial Services	4,700	77
Freddie Mac	12,700	322
The Hartford Financial Services Group, Inc.	4,900	371
JPMorgan Chase & Co.	19,800	850
Loews Corp.	6,100	245
Marsh & McLennan Cos., Inc.	3,000	73
Merrill Lynch & Co., Inc.	7,700	314
MGIC Investment Corp.	5,500	58
Morgan Stanley	8,500	388

National City Corp.	6,900	69
PNC Financial Services Group, Inc.	3,700	243
Torchmark Corp.	3,700	222
U.S. Bancorp	12,300	398
Wachovia Corp.	12,600	340
Washington Mutual, Inc.	7,600	78
Wells Fargo & Co.	22,400	652

Total		7,731

Health Care (10.3%)
Abbott Laboratories	5,400	298
* Amgen, Inc.	4,600	192
Eli Lilly and Co.	5,000	258
Johnson & Johnson	12,900	837
Medtronic, Inc.	4,800	232
Merck & Co., Inc.	5,300	201
Pfizer, Inc.	40,000	837
Quest Diagnostics, Inc.	2,100	95
Wyeth	9,500	397

Total		3,347

Industrials (11.9%)
Avery Dennison Corp.	2,500	123
Caterpillar, Inc.	3,900	305
Deere & Co.	900	72
Dover Corp.	5,500	230
General Electric Co.	43,300	1,604
Ingersoll-Rand Co., Ltd. - Class A	6,300	281
Northrop Grumman Corp.	4,400	342
Parker Hannifin Corp.	3,350	232
R. R. Donnelley & Sons Co.	6,400	194
Tyco International, Ltd.	4,675	206
Waste Management, Inc.	6,800	228
* YRC Worldwide, Inc.	4,000	52

Total		3,869

Information Technology (6.1%)
Applied Materials, Inc.	6,900	135
* Fiserv, Inc.	3,200	154
Hewlett-Packard Co.	8,400	384
Intel Corp.	7,400	157
International Business Machines Corp.	3,600	414
Microsoft Corp.	11,000	312
Motorola, Inc.	5,300	49
* Oracle Corp.	9,900	194
Xerox Corp.	13,100	196

Total		1,995

Materials (4.2%)
E. I. du Pont de Nemours and Co.	8,600	402
Nucor Corp.	3,800	257
PPG Industries, Inc.	5,100	309
Weyerhaeuser Co.	5,900	384

Total		1,352

Telecommunication Services (6.2%)
AT&T, Inc.	32,500	1,245

Embarq Corp.	1,900	76
Sprint Nextel Corp.	19,800	132
Verizon Communications, Inc.	15,300	558

Total		2,011

Utilities (3.2%)
Exelon Corp.	6,100	497
* NRG Energy, Inc.	5,500	214
PPL Corp.	7,500	344

Total		1,055

Total Common Stocks (Cost: $36,171)		30,950

Money Market Investments (4.9%)
Federal Government & Agencies (4.9%)
(b) Federal National Mortgage Association, 1.35%, 4/1/08	1,602,000	1,602

Total		1,602

Other Holdings (0.0%)
J.P. Morgan Money Market Fund	643	1

Total		1

Total Money Market Investments (Cost: $1,603)		1,603

Total Investments (100.0%) (Cost $37,774)(a)		32,553

Other Assets, Less Liabilities (0.0%)		11

Net Assets (100.0%)		32,564

*	Non-Income Producing

ADR after the name of a security represents - American Depositary Receipt.

(a)	At March 31, 2008 the aggregate cost of securities for federal tax purposes (in thousands) was $37,774 and the net unrealized depreciation of investments based on that cost was $5,220 which is comprised of $468 aggregate gross unrealized appreciation and $5,688 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S & P 500 Mini Index Futures (Long)	19	6/08	$(2)
(Total Notional Value at March 31, 2008, $1,260 )

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, “Fair Value Measurements” (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Portfolio has adopted FAS 157 effective January 1, 2008. A summary of the fair value hierarchy under FAS 157 is described below:

•	Level 1 – fair value is determined by quoted prices in active markets for identical securities

•

Level 2 – fair value is determined by other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, other data used in fair valuation)

•	Level 3 – fair value is determined by significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Portfolio’s assets at March 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments^
Level 1 – Quoted prices	30,951	(2)
Level 2 – Other significant observable inputs	1,602	—
Level 3 – Significant unobservable inputs	—	—

Total	32,553	(2)

^	Other financial instruments are derivative instruments such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Northwestern Mutual Series Fund, Inc.

Capital Guardian Domestic Equity Portfolio

Schedule of Investments

March 31, 2008 (unaudited)

Common Stocks (94.4%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (10.7%)
Carnival Corp.	67,600	$2,736
CBS Corp. - Class B	81,900	1,808
Comcast Corp. - Class A	150,700	2,915
Fortune Brands, Inc.	22,200	1,543
Gannett Co., Inc.	216,300	6,283
General Motors Corp.	82,400	1,570
Harley-Davidson, Inc.	74,600	2,798
* Jarden Corp.	280,500	6,098
Johnson Controls, Inc.	94,400	3,191
Lowe’s Cos., Inc.	315,700	7,241
McDonald’s Corp.	35,300	1,969
* Time Warner Cable, Inc. - Class A	123,900	3,095
Time Warner, Inc.	119,800	1,680

Total		42,927

Consumer Staples (9.1%)
Altria Group, Inc.	100,600	2,233
The Coca-Cola Co.	30,400	1,850
Kraft Foods, Inc. - Class A	468,372	14,525
Loews Corp. - Carolina Group	16,100	1,168
* Philip Morris International, Inc.	100,600	5,088
Sara Lee Corp.	453,400	6,339
Unilever NV	158,300	5,339

Total		36,542

Energy (7.7%)
Chevron Corp.	10,546	900
ConocoPhillips	90,800	6,921
Exxon Mobil Corp.	45,300	3,831
Royal Dutch Shell PLC, ADR - Class A	66,600	4,594
Royal Dutch Shell PLC, ADR - Class B	62,728	4,227
Spectra Energy Corp.	75,300	1,713
* Transocean, Inc.	29,447	3,981
* Weatherford International, Ltd.	66,100	4,790

Total		30,957

Financials (28.9%)
Ambac Financial Group, Inc.	190,700	1,097
American Capital Strategies, Ltd.	253,000	8,642
American International Group, Inc.	197,400	8,538
* AmeriCredit Corp.	25,300	255
Capital One Financial Corp.	91,100	4,484
East West Bancorp, Inc.	39,900	708
Fifth Third Bancorp	127,700	2,671
Freddie Mac	90,900	2,302
The Goldman Sachs Group, Inc.	54,500	9,014
Hudson City Bancorp, Inc.	602,400	10,649
JPMorgan Chase & Co.	416,688	17,896
Lehman Brothers Holdings, Inc.	97,500	3,670
Marsh & McLennan Cos., Inc.	179,000	4,359
MBIA, Inc.	177,500	2,169

Mercury General Corp.	29,500	1,307
The Progressive Corp.	313,000	5,030
* SLM Corp.	109,900	1,687
SunTrust Banks, Inc.	145,700	8,034
Wachovia Corp.	292,809	7,906
Washington Mutual, Inc.	434,300	4,473
Wells Fargo & Co.	244,800	7,124
XL Capital, Ltd. - Class A	112,400	3,321

Total		115,336

Health Care (8.5%)
Aetna, Inc.	15,900	669
AstraZeneca PLC, ADR	131,200	4,984
Merck & Co., Inc.	75,600	2,869
* Millennium Pharmaceuticals, Inc.	180,700	2,794
Pfizer, Inc.	502,300	10,513
Sanofi-Aventis, ADR	256,700	9,637
UnitedHealth Group, Inc.	19,800	680
* WellPoint, Inc.	41,300	1,823

Total		33,969

Industrials (12.0%)
3M Co.	27,300	2,161
Caterpillar, Inc.	78,800	6,169
Emerson Electric Co.	46,600	2,398
FedEx Corp.	29,400	2,724
General Electric Co.	416,100	15,400
Illinois Tool Works, Inc.	134,400	6,482
Parker Hannifin Corp.	14,914	1,033
Southwest Airlines Co.	357,800	4,437
Tyco International, Ltd.	106,575	4,695
Union Pacific Corp.	20,000	2,508

Total		48,007

Information Technology (5.9%)
* Affiliated Computer Services, Inc. - Class A	98,800	4,951
* Fairchild Semiconductor International, Inc.	149,100	1,777
Hewlett-Packard Co.	52,600	2,402
Intel Corp.	78,800	1,669
Jabil Circuit, Inc.	252,000	2,384
* Micron Technology, Inc.	543,500	3,245
Seagate Technology	182,600	3,824
Tyco Electronics, Ltd.	29,850	1,024
Xilinx, Inc.	96,000	2,280

Total		23,556

Materials (3.5%)
The Dow Chemical Co.	44,200	1,629
Nucor Corp.	145,100	9,829
Vulcan Materials Co.	38,600	2,563

Total		14,021

Telecommunication Services (4.4%)
AT&T, Inc.	413,800	15,848
Verizon Communications, Inc.	52,800	1,925

Total		17,773

Utilities (3.7%)
CMS Energy Corp.	125,900	1,705
Edison International	81,300	3,985
Pinnacle West Capital Corp.	257,800	9,044

Total		14,734

Total Common Stocks (Cost: $422,791)		377,822

Convertible Corporate Bonds (1.0%)
Automobiles And Other Motor Vehicles (1.0%)
Ford Motor Co., 4.25%, 12/15/36	4,580,000	3,927

Total Convertible Corporate Bonds (Cost: $4,651)		3,927

Preferred Stocks (0.6%)
Federal Savings Institutions (0.6%)
Washington Mutual, Inc., CV PFD Ser R 7.75% Non Cum Perp.	3,500	2,437

Total Preferred Stocks (Cost: $3,313)		2,437

Money Market Investments (4.1%)
Autos (1.6%)
Fcar Owner Trust I, 2.95%, 4/24/08	3,000,000	2,994
New Center Asset Trust, 3.05%, 4/16/08	3,000,000	2,997

Total		5,991

Finance Services (0.7%)
Barton Capital, 3.00%, 4/18/08	3,000,000	2,996

Total		2,996

Oil & Gas Exploration Services (0.8%)
Devon Energy Corp., 3.30%, 4/1/08	3,000,000	3,000

Total		3,000

Security Brokers and Dealers (0.3%)
Lehman Brothers Holding, 3.20%, 4/1/08	1,300,000	1,300

Total		1,300

Short Term Business Credit (0.7%)
Old Line Funding Corp., 3.10%, 4/11/08	3,000,000	2,997

Total		2,997

Total Money Market Investments (Cost: $16,284)		16,284

Total Investments (100.1%) (Cost $447,039)(a)	400,470

Other Assets, Less Liabilities (-0.1%)	(400)

Net Assets (100.0%)	400,070

*	Non-Income Producing

ADR after the name of a security represents - American Depositary Receipt.

(a)	At March 31, 2008 the aggregate cost of securities for federal tax purposes (in thousands) was $447,039 and the net unrealized depreciation of investments based on that cost was $46,569 which is comprised of $32,753 aggregate gross unrealized appreciation and $79,322 aggregate gross unrealized depreciation.

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, “Fair Value Measurements” (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Portfolio has adopted FAS 157 effective January 1, 2008. A summary of the fair value hierarchy under FAS 157 is described below:

•	Level 1 – fair value is determined by quoted prices in active markets for identical securities

•

Level 2 – fair value is determined by other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, other data used in fair valuation)

•	Level 3 – fair value is determined by significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Portfolio’s assets at March 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments^
Level 1 – Quoted prices	377,824	—
Level 2 – Other significant observable inputs	22,646	—
Level 3 – Significant unobservable inputs	—	—

Total	400,470	—

^	Other financial instruments are derivative instruments such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument. At March 31, 2008, the Portfolio does not hold any derivative instruments.

Northwestern Mutual Series Fund, Inc.

T. Rowe Price Equity Income

Schedule of Investments

March 31, 2008 (unaudited)

Common Stocks (95.0%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (14.4%)
* Bed Bath & Beyond, Inc.	54,900	1,620
The Black & Decker Corp.	9,100	602
* Cablevision Systems Corp.	35,900	769
CBS Corp. - Class B	54,450	1,202
Comcast Corp. - Class A	33,200	642
D.R. Horton, Inc.	60,000	945
Eastman Kodak Co.	59,400	1,050
* Ford Motor Co.	74,100	424
Fortune Brands, Inc.	24,100	1,675
Gannett Co., Inc.	54,500	1,583
Genuine Parts Co.	25,400	1,022
H&R Block, Inc.	76,000	1,578
Harley-Davidson, Inc.	29,100	1,091
Harman International Industries, Inc.	6,900	300
The Home Depot, Inc.	80,100	2,239
Macy’s, Inc.	9,100	210
Mattel, Inc.	61,300	1,220
The McGraw-Hill Cos., Inc.	52,700	1,947
The New York Times Co. - Class A	67,800	1,280
Newell Rubbermaid, Inc.	68,400	1,564
Tiffany & Co.	9,100	381
Time Warner, Inc.	137,000	1,921
The Walt Disney Co.	57,700	1,811
Whirlpool Corp.	13,600	1,180

Total		28,256

Consumer Staples (9.2%)
Anheuser-Busch Cos., Inc.	40,500	1,922
Avon Products, Inc.	37,600	1,487
Campbell Soup Co.	20,400	693
The Coca-Cola Co.	2,500	152
Colgate-Palmolive Co.	12,400	966
General Mills, Inc.	32,100	1,922
The Hershey Co.	68,200	2,569
Kimberly-Clark Corp.	18,300	1,181
Kraft Foods, Inc. - Class A	42,800	1,327
McCormick & Co., Inc.	22,500	832
The Procter & Gamble Co.	28,900	2,025
UST, Inc.	17,300	943
Wal-Mart Stores, Inc.	38,600	2,033

Total		18,052

Energy (12.3%)
Anadarko Petroleum Corp.	33,500	2,112
BJ Services Co.	38,500	1,098
BP PLC, ADR	25,100	1,522
Chevron Corp.	56,100	4,788
Exxon Mobil Corp.	56,500	4,779
Hess Corp.	22,600	1,993
Murphy Oil Corp.	28,200	2,316
Royal Dutch Shell PLC, ADR - Class A	46,900	3,235
Schlumberger, Ltd.	16,700	1,453
Spectra Energy Corp.	36,450	829

Total		24,125

Financials (20.1%)
Allied Irish Banks PLC, ADR	8,300	358
American International Group, Inc.	45,700	1,977
Bank of America Corp.	16,300	618
Bank of New York Mellon Corp.	58,100	2,425
Capital One Financial Corp.	32,600	1,605
The Chubb Corp.	18,700	925
Citigroup, Inc.	53,600	1,148
Countrywide Financial Corp.	43,200	238
Fannie Mae	74,000	1,948
Fifth Third Bancorp	63,100	1,320
Genworth Financial, Inc.	33,800	765
JPMorgan Chase & Co.	115,388	4,955
KeyCorp	41,100	902
Legg Mason, Inc.	22,700	1,271
Lincoln National Corp.	35,976	1,871
Marsh & McLennan Cos., Inc.	105,400	2,566
Merrill Lynch & Co., Inc.	45,700	1,862
National City Corp.	34,300	341
Och-Ziff Capital Management Group	24,500	515
The Progressive Corp.	51,500	828
* SLM Corp.	77,000	1,182
SunTrust Banks, Inc.	44,300	2,443
The Travelers Cos., Inc.	29,227	1,399
U.S. Bancorp	84,200	2,724
UBS AG	36,300	1,045
Wells Fargo & Co.	67,500	1,964

Total		39,195

Health Care (8.0%)
Abbott Laboratories	24,100	1,329
* Amgen, Inc.	39,900	1,667
Bristol-Myers Squibb Co.	62,800	1,338
Eli Lilly and Co.	54,100	2,791
Johnson & Johnson	40,000	2,595
Merck & Co., Inc.	48,900	1,856
Pfizer, Inc.	103,200	2,160
Wyeth	45,700	1,908

Total		15,644

Industrials (10.7%)
3M Co.	33,000	2,612
Avery Dennison Corp.	35,000	1,724
Cooper Industries, Ltd. - Class A	20,200	811
General Electric Co.	183,600	6,794
Honeywell International, Inc.	30,200	1,704
Illinois Tool Works, Inc.	43,200	2,084
Masco Corp.	77,400	1,535
Southwest Airlines Co.	47,100	584
Union Pacific Corp.	2,800	351
United Parcel Service, Inc. - Class B	8,900	650
* USG Corp.	27,300	1,005
Waste Management, Inc.	36,100	1,212

Total		21,066

Information Technology (6.8%)
Alcatel-Lucent	128,700	741
Analog Devices, Inc.	49,000	1,446
Applied Materials, Inc.	36,400	710

Automatic Data Processing, Inc.	4,500	191
* Cisco Systems, Inc.	13,000	313
* Computer Sciences Corp.	18,000	734
* Dell, Inc.	78,900	1,572
* eBay, Inc.	22,700	677
Electronic Data Systems Corp.	29,400	490
Intel Corp.	45,300	959
Microsoft Corp.	94,400	2,680
Motorola, Inc.	86,200	802
* Yahoo!, Inc.	67,500	1,953

Total		13,268

Materials (4.9%)
Alcoa, Inc.	30,100	1,085
E. I. du Pont de Nemours and Co.	40,900	1,912
International Flavors & Fragrances, Inc.	36,400	1,603
International Paper Co.	94,600	2,574
MeadWestvaco Corp.	42,100	1,146
Vulcan Materials Co.	20,300	1,348

Total		9,668

Telecommunication Services (4.0%)
AT&T, Inc.	111,835	4,283
Qwest Communications International, Inc.	214,600	972
Sprint Nextel Corp.	122,800	822
Verizon Communications, Inc.	48,500	1,768

Total		7,845

Utilities (4.6%)
Duke Energy Corp.	65,300	1,166
Entergy Corp.	14,000	1,527
FirstEnergy Corp.	17,900	1,228
NiSource, Inc.	90,800	1,565
Pinnacle West Capital Corp.	20,200	709
Progress Energy, Inc.	29,700	1,238
TECO Energy, Inc.	26,000	415
Xcel Energy, Inc.	61,000	1,217

Total		9,065

Total Common Stocks (Cost: $196,093)		186,184

Convertible Corporate Bonds (0.1%)
Automobiles And Other Motor Vehicles (0.1%)
Ford Motor Co., 4.25%, 12/15/36	247,000	212

Total Convertible Corporate Bonds (Cost: $247)		212

Preferred Stocks (0.3%)
Nonclassifiable Establishments (0.3%)
(n) Merrill Lynch, CV PFD 9.00% PP	9	678

Total Preferred Stocks (Cost: $900)		678

Money Market Investments (4.4%)

Other Holdings (4.4%)
Reserve Investment Fund	8,526,674	8,527

Total Money Market Investments (Cost: $8,527)		8,527

Total Investments (99.8%) (Cost $205,767)(a)		195,601

Other Assets, Less Liabilities (0.2%)		406

Net Assets (100.0%)		196,007

*	Non-Income Producing

ADR after the name of a security represents - American Depositary Receipt.

(a)	At March 31, 2008 the aggregate cost of securities for federal tax purposes (in thousands) was $205,767 and the net unrealized depreciation of investments based on that cost was $10,166 which is comprised of $14,325 aggregate gross unrealized appreciation and $24,491 aggregate gross unrealized depreciation.

(n)	At March 31, 2008 portfolio securities with a aggregate market value of $678(in thousands) were valued with reference to securities whose prices are more readily obtainable.

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, “Fair Value Measurements” (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Portfolio has adopted FAS 157 effective January 1, 2008. A summary of the fair value hierarchy under FAS 157 is described below:

•	Level 1 – fair value is determined by quoted prices in active markets for identical securities

•

Level 2 – fair value is determined by other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, other data used in fair valuation)

•	Level 3 – fair value is determined by significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Portfolio’s assets at March 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments^
Level 1 – Quoted prices	194,711	—
Level 2 – Other significant observable inputs	212	—
Level 3 – Significant unobservable inputs	678	—

Total	195,601	—

^	Other financial instruments are derivative instruments such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument. At March 31, 2008, the Portfolio does not hold any derivative instruments.

Northwestern Mutual Series Fund, Inc.

Mid Cap Growth Stock Portfolio

Schedule of Investments

March 31, 2008 (unaudited)

Common Stocks (95.8%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (14.3%)
* Apollo Group, Inc. - Class A	116,900	5,050
* Coach, Inc.	343,300	10,350
* Collective Brands, Inc.	749,500	9,084
DeVry, Inc.	369,500	15,460
* Dollar Tree, Inc.	531,000	14,650
* Focus Media Holding, Ltd., ADR	454,100	15,962
* GameStop Corp. - Class A	485,400	25,101
International Game Technology	453,900	18,251
* Jack in the Box, Inc.	456,200	12,258
* Kohl’s Corp.	235,400	10,096
* O’Reilly Automotive, Inc.	221,260	6,310
* Saks, Inc.	431,800	5,385
* Urban Outfitters, Inc.	352,800	11,060

Total		159,017

Consumer Staples (2.2%)
* Bare Escentuals, Inc.	599,200	14,033
Longs Drug Stores Corp.	239,300	10,161

Total		24,194

Energy (11.8%)
* Cameron International Corp.	534,700	22,265
Diamond Offshore Drilling, Inc.	213,000	24,793
* National-Oilwell Varco, Inc.	283,700	16,562
Range Resources Corp.	316,200	20,063
* SandRidge Energy, Inc.	321,700	12,595
Smith International, Inc.	254,000	16,314
* Southwestern Energy Co.	541,400	18,240

Total		130,832

Financials (8.2%)
Assured Guaranty, Ltd.	494,300	11,735
CME Group, Inc.	12,800	6,004
* IntercontinentalExchange, Inc.	61,683	8,050
* Investment Technology Group, Inc.	468,340	21,629
MBIA, Inc.	381,300	4,659
Northern Trust Corp.	164,788	10,953
Nymex Holdings, Inc.	71,900	6,516
SEI Investments Co.	299,900	7,405
T. Rowe Price Group, Inc.	281,600	14,080

Total		91,031

Health Care (15.3%)
* Celgene Corp.	220,800	13,533
* Charles River Laboratories International, Inc.	278,100	16,391
* DaVita, Inc.	702,100	33,532
* Express Scripts, Inc.	377,900	24,307
* Immucor, Inc.	671,849	14,337
* Intuitive Surgical, Inc.	55,400	17,969

Mentor Corp.	178,000	4,578
* Pediatrix Medical Group, Inc.	234,800	15,826
* Psychiatric Solutions, Inc.	717,081	24,323
* VCA Antech, Inc.	212,100	5,801

Total		170,597

Industrials (16.4%)
C.H. Robinson Worldwide, Inc.	462,200	25,143
* Corrections Corp. of America	746,900	20,555
Expeditors International of Washington, Inc.	264,560	11,953
* Foster Wheeler, Ltd.	137,200	7,768
Harsco Corp.	300,300	16,631
J.B. Hunt Transport Services, Inc.	386,000	12,132
Knight Transportation, Inc.	879,000	14,468
L-3 Communications Holdings, Inc.	82,900	9,064
The Manitowoc Co., Inc.	199,000	8,119
* Monster Worldwide, Inc.	254,800	6,169
MSC Industrial Direct Co., Inc. - Class A	272,900	11,530
Ritchie Bros. Auctioneers, Inc.	177,700	14,593
* Spirit AeroSystems Holdings, Inc. - Class A	516,700	11,460
* Stericycle, Inc.	259,000	13,339

Total		182,924

Information Technology (21.6%)
* Activision, Inc.	913,610	24,951
* Alliance Data Systems Corp.	105,000	4,989
Amphenol Corp. - Class A	689,300	25,676
* Autodesk, Inc.	153,500	4,832
* Broadcom Corp. - Class A	270,500	5,213
* Citrix Systems, Inc.	248,400	7,286
* Cognizant Technology Solutions Corp. - Class A	362,600	10,454
FactSet Research Systems, Inc.	365,700	19,700
* Foundry Networks, Inc.	863,700	10,002
Global Payments, Inc.	442,800	18,314
KLA-Tencor Corp.	174,380	6,469
* Mettler-Toledo International, Inc.	169,700	16,481
Microchip Technology, Inc.	667,195	21,837
* NetApp, Inc.	403,000	8,080
* NeuStar, Inc. - Class A	432,600	11,455
* NVIDIA Corp.	361,600	7,156
* ValueClick, Inc.	1,206,860	20,818
* Varian Semiconductor Equipment Associates, Inc.	245,200	6,902
* VeriFone Holdings, Inc.	606,900	9,632

Total		240,247

Materials (3.7%)
* Owens-Illinois, Inc.	477,200	26,928
Praxair, Inc.	169,840	14,306

Total		41,234

Other Holdings (1.2%)
SPDR Metals & Mining ETF	192,700	13,449

Total		13,449

Utilities (1.1%)
Equitable Resources, Inc.	207,700	12,234

Total		12,234

Total Common Stocks (Cost: $1,031,120)		1,065,759

Money Market Investments (4.0%)
Autos (0.9%)
(b) Fcar Owner Trust I, 2.95%, 4/24/08	10,000,000	9,981

Total		9,981

Federal Government & Agencies (0.1%)
Federal National Mortgage Association, 2.71%, 5/21/08	1,000,000	996

Total		996

Finance Services (0.9%)
(b) Bryant Park Funding LLC, 3.10%, 4/15/08	10,000,000	9,988

Total		9,988

Security Brokers and Dealers (1.2%)
Lehman Brothers Holding, 3.20%, 4/1/08	13,000,000	13,001

Total		13,001

Short Term Business Credit (0.9%)
Old Line Funding Corp., 3.10%, 4/11/08	10,000,000	9,991

Total		9,991

Total Money Market Investments (Cost: $43,957)		43,957

Total Investments (99.8%) (Cost $1,075,077)(a)		1,109,716

Other Assets, Less Liabilities (0.2%)		2,344

Net Assets (100.0%)		1,112,060

*	Non-Income Producing

ADR	after the name of a security represents - American Depositary Receipt.

(a)	At March 31, 2008 the aggregate cost of securities for federal tax purposes (in thousands) was $1,075,077 and the net unrealized appreciation of investments based on that cost was $34,639 which is comprised of $153,160 aggregate gross unrealized appreciation and $118,521 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
MidCap 400 Index Futures (Long)	38	6/08	$70
(Total Notional Value at March 31, 2008, $14,778)

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, “Fair Value Measurements” (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Portfolio has adopted FAS 157 effective January 1, 2008. A summary of the fair value hierarchy under FAS 157 is described below:

•	Level 1 – fair value is determined by quoted prices in active markets for identical securities

•

Level 2 – fair value is determined by other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, other data used in fair valuation)

•	Level 3 – fair value is determined by significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Portfolio’s assets at March 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments^
Level 1 – Quoted prices	1,065,759	70
Level 2 – Other significant observable inputs	43,957	—
Level 3 – Significant unobservable inputs	—	—

Total	1,109,716	70

^	Other financial instruments are derivative instruments such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Northwestern Mutual Series Fund, Inc.

Index 400 Stock Portfolio

Schedule of Investments

March 31, 2008 (unaudited)

Common Stocks (95.4%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (11.9%)
* 99 Cents Only Stores	21,633	214
Advance Auto Parts, Inc.	46,200	1,573
* Aeropostale, Inc.	30,850	836
American Eagle Outfitters, Inc.	98,650	1,727
American Greetings Corp. - Class A	24,100	447
* AnnTaylor Stores Corp.	28,250	683
ArvinMeritor, Inc.	33,450	418
Barnes & Noble, Inc.	22,200	680
Belo Corp. - Class A	40,600	429
Blyth, Inc.	11,100	219
Bob Evans Farms, Inc.	15,300	422
Borders Group, Inc.	27,100	159
BorgWarner, Inc.	53,500	2,303
Boyd Gaming Corp.	25,900	518
Brinker International, Inc.	48,575	901
Callaway Golf Co.	30,600	449
* Career Education Corp.	42,000	534
* CarMax, Inc.	100,500	1,952
CBRL Group, Inc.	10,926	391
* Charming Shoppes, Inc.	53,800	260
* The Cheesecake Factory, Inc.	32,850	716
* Chico’s FAS, Inc.	81,200	577
* Chipotle Mexican Grill, Inc. - Class A	15,200	1,724
* Coldwater Creek, Inc.	27,600	139
* Collective Brands, Inc.	30,242	367
* Corinthian Colleges, Inc.	39,100	283
DeVry, Inc.	27,600	1,155
* Dick’s Sporting Goods, Inc.	38,400	1,028
* Dollar Tree, Inc.	42,400	1,170
Entercom Communications Corp.	12,100	120
Foot Locker, Inc.	71,200	838
Furniture Brands International, Inc.	22,400	262
Gentex Corp.	66,600	1,142
* Getty Images, Inc.	22,000	704
Guess?, Inc.	25,200	1,020
* Hanesbrands, Inc.	43,900	1,282
Harte-Hanks, Inc.	22,150	303
* Hovnanian Enterprises, Inc. - Class A	16,900	179
International Speedway Corp. - Class A	14,300	589
* ITT Educational Services, Inc.	13,600	625
John Wiley & Sons, Inc. - Class A	20,800	826
Lamar Advertising Co. - Class A	36,600	1,315
* Lear Corp.	35,600	922
Lee Enterprises, Inc.	18,300	183
* Life Time Fitness, Inc.	15,500	484
M.D.C. Holdings, Inc.	16,100	705
Matthews International Corp. - Class A	14,300	690
Media General, Inc. - Class A	10,400	146
Modine Manufacturing Co.	15,000	217
* Mohawk Industries, Inc.	25,500	1,826
* NetFlix, Inc.	22,100	766
* NVR, Inc.	2,400	1,434
* O’Reilly Automotive, Inc.	53,100	1,514
* Pacific Sunwear of California, Inc.	32,600	411
PetSmart, Inc.	59,300	1,212
Phillips-Van Heusen Corp.	26,000	986
Regis Corp.	20,300	558
* Rent-A-Center, Inc.	30,800	565
Ross Stores, Inc.	62,500	1,873

Ruby Tuesday, Inc.	23,800	179
The Ryland Group, Inc.	19,400	638
* Saks, Inc.	65,400	816
* Scholastic Corp.	12,100	366
* Scientific Games Corp.	30,000	633
Service Corp. International	132,900	1,348
Sotheby’s	30,700	888
Strayer Education, Inc.	6,700	1,022
Thor Industries, Inc.	16,000	476
* The Timberland Co. - Class A	22,900	314
* Toll Brothers, Inc.	58,600	1,376
Tupperware Brands Corp.	28,400	1,099
* Urban Outfitters, Inc.	52,100	1,633
* Valassis Communications, Inc.	22,100	240
* The Warnaco Group, Inc.	21,000	828
Williams-Sonoma, Inc.	40,600	984

Total		58,811

Consumer Staples (3.3%)
Alberto-Culver Co.	38,600	1,058
* BJ’s Wholesale Club, Inc.	29,600	1,056
Church & Dwight Co., Inc.	30,450	1,652
Corn Products International, Inc.	34,501	1,281
* Energizer Holdings, Inc.	26,500	2,398
* Hansen Natural Corp.	27,700	978
Hormel Foods Corp.	33,400	1,391
The J.M. Smucker Co.	26,496	1,341
Lancaster Colony Corp.	9,900	396
* NBTY, Inc.	25,900	776
PepsiAmericas, Inc.	27,600	705
Ruddick Corp.	17,200	634
* Smithfield Foods, Inc.	53,900	1,388
Tootsie Roll Industries, Inc.	12,757	321
Universal Corp.	12,600	826

Total		16,201

Energy (9.7%)
Arch Coal, Inc.	66,000	2,871
* Bill Barrett Corp.	15,500	732
Cimarex Energy Co.	38,000	2,080
* Denbury Resources, Inc.	112,700	3,218
* Encore Acquisition Co.	25,000	1,007
* Exterran Holdings, Inc.	30,302	1,956
* FMC Technologies, Inc.	60,038	3,415
* Forest Oil Corp.	40,100	1,963
Frontier Oil Corp.	48,600	1,325
* Grant Prideco, Inc.	58,600	2,884
Helmerich & Payne, Inc.	47,700	2,236
* Newfield Exploration Co.	60,400	3,192
Overseas Shipholding Group, Inc.	13,300	932
Patterson-UTI Energy, Inc.	71,500	1,872
Pioneer Natural Resources Co.	55,100	2,707
* Plains Exploration & Production Co.	52,066	2,767
* Pride International, Inc.	77,000	2,691
* Quicksilver Resources, Inc.	47,400	1,732
* Southwestern Energy Co.	157,200	5,295
* Superior Energy Services, Inc.	37,100	1,470
Tidewater, Inc.	25,300	1,394

Total		47,739

Financials (15.5%)
Alexandria Real Estate Equities, Inc.	14,700	1,363

AMB Property Corp.	45,700	2,486
American Financial Group, Inc.	33,550	858
* AmeriCredit Corp.	52,700	531
Apollo Investment Corp.	56,700	898
Arthur J. Gallagher & Co.	43,300	1,023
Associated Banc-Corp.	58,563	1,560
Astoria Financial Corp.	37,600	1,021
Bank of Hawaii Corp.	22,600	1,120
BRE Properties, Inc.	23,400	1,066
Brown & Brown, Inc.	52,600	914
Camden Property Trust	25,600	1,285
Cathay General Bancorp	23,000	477
City National Corp.	18,600	920
The Colonial BancGroup, Inc.	72,600	699
Commerce Group, Inc.	20,000	721
Cousins Properties, Inc.	17,200	425
Cullen/Frost Bankers, Inc.	27,000	1,432
Duke Realty Corp.	67,200	1,533
Eaton Vance Corp.	57,000	1,739
Equity One, Inc.	17,000	407
Everest Re Group, Ltd.	29,100	2,604
Federal Realty Investment Trust	26,100	2,034
Fidelity National Financial, Inc.	99,491	1,824
First American Corp.	42,300	1,436
First Community Bancorp	11,600	311
First Niagara Financial Group, Inc.	51,100	694
FirstMerit Corp.	37,100	766
The Hanover Insurance Group, Inc.	23,900	983
HCC Insurance Holdings, Inc.	52,950	1,201
Health Care REIT, Inc.	39,100	1,765
Highwoods Properties, Inc.	26,400	820
Horace Mann Educators Corp.	20,000	350
Hospitality Properties Trust	43,300	1,473
IndyMac Bancorp, Inc.	37,100	184
Jefferies Group, Inc.	51,500	831
Jones Lang LaSalle, Inc.	17,100	1,323
Liberty Property Trust	42,200	1,313
The Macerich Co.	33,400	2,347
Mack-Cali Realty Corp.	31,300	1,118
Mercury General Corp.	16,400	727
Nationwide Health Properties, Inc.	42,900	1,448
New York Community Bancorp, Inc.	149,221	2,718
Old Republic International Corp.	106,275	1,372
The PMI Group, Inc.	37,400	218
Potlatch Corp.	18,047	745
Protective Life Corp.	32,400	1,314
Radian Group, Inc.	37,100	244
Raymond James Financial, Inc.	43,725	1,005
Rayonier, Inc.	35,966	1,562
Realty Income Corp.	46,600	1,194
Regency Centers Corp.	32,100	2,079
SEI Investments Co.	58,300	1,439
StanCorp Financial Group, Inc.	22,800	1,088
* SVB Financial Group	15,300	668
Synovus Financial Corp.	151,500	1,676
TCF Financial Corp.	50,200	900
UDR, Inc.	61,900	1,518
Unitrin, Inc.	23,900	845
W.R. Berkley Corp.	74,350	2,059
Waddell & Reed Financial, Inc. - Class A	38,500	1,237
Washington Federal, Inc.	40,365	922
Webster Financial Corp.	24,700	688
Weingarten Realty Investors	34,900	1,202
Westamerica Bancorporation	13,500	710
Wilmington Trust Corp.	31,700	986

Total		76,419

Health Care (11.6%)
* Advanced Medical Optics, Inc.	27,912	567
* Affymetrix, Inc.	31,800	554
* Apria Healthcare Group, Inc.	20,200	399
Beckman Coulter, Inc.	28,900	1,865
* Cephalon, Inc.	30,900	1,990
* Cerner Corp.	30,600	1,141
* Charles River Laboratories International, Inc.	31,300	1,845
* Community Health Systems, Inc.	44,100	1,480
* Covance, Inc.	29,400	2,439
DENTSPLY International, Inc.	69,900	2,698
* Edwards Lifesciences Corp.	26,200	1,167
* Endo Pharmaceuticals Holdings, Inc.	61,900	1,482
* Gen-Probe, Inc.	24,800	1,195
Health Management Associates, Inc. - Class A	111,900	592
* Health Net, Inc.	50,800	1,565
* Henry Schein, Inc.	41,300	2,371
Hillenbrand Industries, Inc.	30,000	780
* Hologic, Inc.	57,800	3,213
* Intuitive Surgical, Inc.	17,600	5,708
* Invitrogen Corp.	21,500	1,838
* Kindred Healthcare, Inc.	13,800	302
* Kinetic Concepts, Inc.	24,900	1,151
* LifePoint Hospitals, Inc.	26,800	736
* Lincare Holdings, Inc.	37,000	1,040
Medicis Pharmaceutical Corp.	25,900	510
* Millennium Pharmaceuticals, Inc.	148,900	2,302
Omnicare, Inc.	56,100	1,019
* Par Pharmaceutical Cos., Inc.	15,600	271
* PDL BioPharma, Inc.	54,000	572
Perrigo Co.	35,800	1,351
Pharmaceutical Product Development, Inc.	48,300	2,024
* Psychiatric Solutions, Inc.	25,300	858
* ResMed, Inc.	35,700	1,506
* Sepracor, Inc.	51,500	1,005
STERIS Corp.	29,200	783
* Techne Corp.	18,200	1,226
Universal Health Services, Inc. - Class B	24,800	1,332
* Valeant Pharmaceuticals International	42,000	539
* Varian, Inc.	14,000	811
* VCA Antech, Inc.	38,900	1,064
* Vertex Pharmaceuticals, Inc.	61,000	1,457
* Wellcare Health Plans, Inc.	19,200	748

Total		57,496

Industrials (15.4%)
* AGCO Corp.	42,200	2,527
* AirTran Holdings, Inc.	42,300	279
* Alaska Air Group, Inc.	17,500	343
Alexander & Baldwin, Inc.	19,700	849
* Alliant Techsystems, Inc.	15,100	1,563
AMETEK, Inc.	49,250	2,163
* Avis Budget Group, Inc.	47,870	508
* BE Aerospace, Inc.	42,700	1,492
The Brink’s Co.	22,400	1,505
Carlisle Cos., Inc.	28,600	956
* ChoicePoint, Inc.	33,000	1,571
Con-way, Inc.	20,800	1,029
* Copart, Inc.	32,400	1,256
The Corporate Executive Board Co.	16,400	664
* Corrections Corp. of America	57,300	1,577
Crane Co.	23,600	952
Deluxe Corp.	24,000	461
Donaldson Co., Inc.	32,900	1,325
DRS Technologies, Inc.	19,000	1,107
The Dun & Bradstreet Corp.	26,700	2,173
Fastenal Co.	58,100	2,669

Federal Signal Corp.	22,100	309
Flowserve Corp.	26,400	2,756
GATX Corp.	22,100	863
Graco, Inc.	29,000	1,052
Granite Construction, Inc.	16,200	530
Harsco Corp.	38,800	2,149
Herman Miller, Inc.	26,100	641
HNI Corp.	21,200	570
Hubbell, Inc. - Class B	26,700	1,167
IDEX Corp.	37,580	1,153
J.B. Hunt Transport Services, Inc.	40,400	1,270
* JetBlue Airways Corp.	83,225	483
Joy Global, Inc.	49,850	3,249
* Kansas City Southern	35,500	1,424
KBR, Inc.	78,100	2,166
Kelly Services, Inc. - Class A	10,700	220
Kennametal, Inc.	36,000	1,059
* Korn/Ferry International	21,500	363
Lincoln Electric Holdings, Inc.	19,900	1,283
Manpower, Inc.	37,400	2,104
Mine Safety Appliances Co.	13,500	556
MSC Industrial Direct Co., Inc. - Class A	21,900	925
* Navigant Consulting, Inc.	21,100	400
Nordson Corp.	15,600	840
Oshkosh Corp.	34,200	1,241
Pentair, Inc.	45,900	1,464
* Quanta Services, Inc.	78,800	1,826
Republic Services, Inc.	74,100	2,167
Rollins, Inc.	19,587	346
Roper Industries, Inc.	40,700	2,419
SPX Corp.	24,200	2,539
* Stericycle, Inc.	40,100	2,065
Teleflex, Inc.	18,200	868
* Thomas & Betts Corp.	23,500	855
The Timken Co.	44,200	1,314
Trinity Industries, Inc.	37,550	1,001
* United Rentals, Inc.	34,800	656
* URS Corp.	36,800	1,203
Wabtec Corp.	22,500	847
Werner Enterprises, Inc.	20,850	387
* YRC Worldwide, Inc.	26,100	342

Total		76,041

Information Technology (12.9%)
* 3Com Corp.	182,900	419
* ACI Worldwide, Inc.	16,500	329
* Activision, Inc.	134,366	3,669
Acxiom Corp.	32,802	389
* ADC Telecommunications, Inc.	54,200	655
ADTRAN, Inc.	26,900	498
* Advent Software, Inc.	8,300	354
* Alliance Data Systems Corp.	36,300	1,725
Amphenol Corp. - Class A	82,200	3,062
* Arrow Electronics, Inc.	56,600	1,905
* Atmel Corp.	207,100	721
* Avnet, Inc.	69,200	2,265
* Avocent Corp.	21,100	357
Broadridge Financial Solutions, Inc.	64,300	1,132
* Cadence Design Systems, Inc.	124,000	1,324
* CommScope, Inc.	30,677	1,068
* Cree, Inc.	39,300	1,099
* CSG Systems International, Inc.	16,400	186
* Cypress Semiconductor Corp.	73,400	1,733
Diebold, Inc.	30,300	1,138
* Digital River, Inc.	18,600	576
* DST Systems, Inc.	23,800	1,565
* Dycom Industries, Inc.	18,900	227

* F5 Networks, Inc.	39,200	712
Fair Isaac Corp.	23,200	499
* Fairchild Semiconductor International, Inc.	57,400	684
* Foundry Networks, Inc.	69,300	802
* Gartner, Inc.	31,800	615
Global Payments, Inc.	36,400	1,506
Harris Corp.	63,200	3,066
Imation Corp.	15,000	341
* Ingram Micro, Inc. - Class A	67,600	1,070
* Integrated Device Technology, Inc.	87,730	783
* International Rectifier Corp.	33,400	718
Intersil Corp. - Class A	60,400	1,550
Jack Henry & Associates, Inc.	36,300	896
* KEMET Corp.	38,700	156
* Lam Research Corp.	57,500	2,198
* Macrovision Corp.	24,500	331
* McAfee, Inc.	73,400	2,429
* Mentor Graphics Corp.	41,400	366
* Metavante Technologies, Inc.	39,500	790
MoneyGram International, Inc.	38,100	71
* MPS Group, Inc.	46,400	548
National Instruments Corp.	26,450	691
* NCR Corp.	83,500	1,906
* NeuStar, Inc. - Class A	35,500	940
* Palm, Inc.	48,400	242
* Parametric Technology Corp.	53,500	855
Plantronics, Inc.	22,400	433
* Polycom, Inc.	41,900	944
* RF Micro Devices, Inc.	133,700	356
* Semtech Corp.	29,600	424
* Silicon Laboratories, Inc.	25,400	801
* SRA International, Inc. - Class A	19,600	476
* Sybase, Inc.	41,400	1,089
* Synopsys, Inc.	66,800	1,517
* Tech Data Corp.	25,600	840
* TriQuint Semiconductor, Inc.	65,211	330
* ValueClick, Inc.	45,300	781
* Vishay Intertechnology, Inc.	85,287	773
* Western Digital Corp.	101,500	2,745
* Wind River Systems, Inc.	35,400	274
* Zebra Technologies Corp. - Class A	31,400	1,046

Total		63,990

Materials (7.1%)
Airgas, Inc.	37,900	1,723
Albemarle Corp.	36,700	1,340
AptarGroup, Inc.	31,500	1,226
Cabot Corp.	30,100	843
Carpenter Technology Corp.	22,700	1,271
CF Industries Holdings, Inc.	22,200	2,300
Chemtura Corp.	111,263	817
Cleveland-Cliffs, Inc.	19,300	2,312
Commercial Metals Co.	54,700	1,639
Cytec Industries, Inc.	19,400	1,045
Ferro Corp.	20,100	299
FMC Corp.	34,900	1,937
Louisiana-Pacific Corp.	47,700	438
The Lubrizol Corp.	31,600	1,754
Martin Marietta Materials, Inc.	19,300	2,049
Minerals Technologies, Inc.	8,900	559
Olin Corp.	34,200	676
Packaging Corp. of America	42,900	958
Reliance Steel & Aluminum Co.	30,000	1,796
RPM International, Inc.	56,000	1,173
The Scotts Miracle-Gro Co. - Class A	20,400	661
Sensient Technologies Corp.	21,700	640
Sonoco Products Co.	45,900	1,314

Steel Dynamics, Inc.	89,000	2,940
Temple-Inland, Inc.	48,900	622
* Terra Industries, Inc.	42,800	1,521
The Valspar Corp.	46,400	921
Worthington Industries, Inc.	30,300	511

Total		35,285

Telecommunication Services (0.5%)
* Cincinnati Bell, Inc.	114,400	487
Telephone and Data Systems, Inc.	49,000	1,925

Total		2,412

Utilities (7.5%)
AGL Resources, Inc.	35,300	1,211
Alliant Energy Corp.	50,900	1,782
Aqua America, Inc.	61,433	1,154
* Aquila, Inc.	173,400	557
Black Hills Corp.	17,400	623
DPL, Inc.	52,400	1,344
Energen Corp.	33,100	2,062
Energy East Corp.	73,000	1,761
Equitable Resources, Inc.	56,100	3,303
Great Plains Energy, Inc.	39,700	979
Hawaiian Electric Industries, Inc.	38,300	914
IDACORP, Inc.	20,800	668
MDU Resources Group, Inc.	84,100	2,065
National Fuel Gas Co.	38,500	1,818
Northeast Utilities	71,500	1,755
NSTAR	49,300	1,500
OGE Energy Corp.	42,300	1,318
ONEOK, Inc.	47,800	2,133
PNM Resources, Inc.	35,450	442
Puget Energy, Inc.	54,000	1,397
SCANA Corp.	53,800	1,968
Sierra Pacific Resouces	107,781	1,361
Vectren Corp.	35,300	947
Westar Energy, Inc.	42,600	970
WGL Holdings, Inc.	22,800	731
(b) Wisconsin Energy Corp.	53,900	2,371

Total		37,134

Total Common Stocks (Cost: $431,991)		471,528

Money Market Investments (4.4%)
Federal Government & Agencies (0.4%)
(b) Federal National Mortgage Association, 2.71%, 5/21/08	2,100,000	2,092

Total		2,092

Finance Services (2.1%)
(b) Bryant Park Funding LLC, 3.10%, 4/15/08	10,000,000	9,988

Total		9,988

Security Brokers and Dealers (1.9%)
(b) Lehman Brothers Holding, 3.20%, 4/1/08	9,500,000	9,500

Total	9,500

Total Money Market Investments (Cost: $21,580)	21,580

Total Investments (99.8%) (Cost $453,571)(a)	493,108

Other Assets, Less Liabilities (0.2%)	1,029

Net Assets (100.0%)	494,137

*	Non-Income Producing

(a)	At March 31, 2008 the aggregate cost of securities for federal tax purposes (in thousands) was $453,571 and the net unrealized appreciation of investments based on that cost was $39,537 which is comprised of $106,157 aggregate gross unrealized appreciation and $66,620 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
Midcap 400 Index Futures (Long)	55	6/08	$105
(Total Notional Value at March 31, 2008, $21,386)

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, “Fair Value Measurements” (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Portfolio has adopted FAS 157 effective January 1, 2008. A summary of the fair value hierarchy under FAS 157 is described below:

•	Level 1 – fair value is determined by quoted prices in active markets for identical securities

•

Level 2 – fair value is determined by other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, other data used in fair valuation)

•	Level 3 – fair value is determined by significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Portfolio’s assets at March 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments^
Level 1 – Quoted prices	471,528	105
Level 2 – Other significant observable inputs	21,580	—
Level 3 – Significant unobservable inputs	—	—

Total	493,108	105

^	Other financial instruments are derivative instruments such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Northwestern Mutual Series Fund, Inc.

AllianceBernstein Mid Cap Value Portfolio

Schedule of Investments

March 31, 2008 (unaudited)

Common Stocks (98.5%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (7.4%)
ArvinMeritor, Inc.	105,300	1,317
Autoliv, Inc.	10,300	517
* AutoNation, Inc.	57,003	853
* Big Lots, Inc.	16,300	363
Brunswick Corp.	48,300	771
Dillard’s, Inc. - Class A	17,200	296
Furniture Brands International, Inc.	60,100	703
Jones Apparel Group, Inc.	35,000	470
KB HOME	10,000	247
* Office Depot, Inc.	13,900	154
* Papa John’s International, Inc.	17,500	424
Thor Industries, Inc.	16,100	479
* TRW Automotive Holdings Corp.	59,800	1,399

Total		7,993

Consumer Staples (11.2%)
Corn Products International, Inc.	9,800	364
Del Monte Foods Co.	90,091	859
Molson Coors Brewing Co. - Class B	37,600	1,977
* Performance Food Group Co.	58,800	1,922
Ruddick Corp.	58,200	2,144
* Smithfield Foods, Inc.	21,900	564
SUPERVALU, Inc.	45,050	1,351
Tyson Foods, Inc. - Class A	40,600	648
Universal Corp.	34,200	2,240

Total		12,069

Energy (3.8%)
* Exterran Holdings, Inc.	6,800	439
Helmerich & Payne, Inc.	11,400	534
Hess Corp.	13,800	1,217
* Oil States International, Inc.	34,900	1,564
Rowan Cos., Inc.	8,800	362

Total		4,116

Financials (22.0%)
* Arch Capital Group, Ltd.	31,000	2,129
Ashford Hospitality Trust	49,800	283
Aspen Insurance Holdings, Ltd.	61,300	1,617
Astoria Financial Corp.	39,350	1,069
Central Pacific Financial Corp.	53,700	1,012
Digital Realty Trust, Inc.	27,200	966
FelCor Lodging Trust, Inc.	31,800	383
Fidelity National Financial, Inc.	70,500	1,292
First Niagara Financial Group, Inc.	39,400	535
Mid-America Apartment Communities, Inc.	12,100	603
Old Republic International Corp.	72,300	933
Platinum Underwriters Holdings, Ltd.	57,000	1,850
Provident Financial Services, Inc.	86,700	1,226
RenaissanceRe Holdings, Ltd.	10,100	524
The South Financial Group, Inc.	85,600	1,272

StanCorp Financial Group, Inc.	28,600	1,365
Strategic Hotels & Resorts, Inc.	13,200	173
Susquehanna Bancshares, Inc.	55,900	1,139
Tanger Factory Outlet Centers, Inc.	18,900	727
Taubam Centers, Inc.	13,300	693
Trustmark Corp.	60,300	1,343
UnionBanCal Corp.	10,200	501
Webster Financial Corp.	44,800	1,249
Whitney Holding Corp.	31,850	790

Total		23,674

Health Care (4.5%)
* Apria Healthcare Group, Inc.	28,900	571
* LifePoint Hospitals, Inc.	25,400	698
* Molina Healthcare, Inc.	42,938	1,048
Omnicare, Inc.	21,600	392
PerkinElmer, Inc.	66,000	1,600
Universal Health Services, Inc. - Class B	10,200	548

Total		4,857

Industrials (23.0%)
Acuity Brands, Inc.	18,500	795
* AGCO Corp.	19,800	1,186
* Alaska Air Group, Inc.	38,100	748
Arkansas Best Corp.	41,000	1,306
* Avis Budget Group, Inc.	82,700	878
Briggs & Stratton Corp.	49,600	888
* Continental Airlines, Inc. - Class B	34,600	665
Con-way, Inc.	29,900	1,479
Cooper Industries, Ltd. - Class A	24,000	964
* EnerSys	57,200	1,368
GATX Corp.	39,700	1,551
Goodrich Corp.	13,800	794
Kelly Services, Inc. - Class A	45,200	929
Kennametal, Inc.	41,000	1,207
Mueller Industries, Inc.	44,400	1,281
Regal-Beloit Corp.	33,700	1,234
Ryder System, Inc.	27,200	1,657
SkyWest, Inc.	30,000	634
SPX Corp.	11,900	1,248
* Terex Corp.	21,000	1,313
* United Stationers, Inc.	25,900	1,235
Werner Enterprises, Inc.	66,100	1,227

Total		24,587

Information Technology (8.4%)
* Amkor Technology, Inc.	67,400	721
* Arrow Electronics, Inc.	36,100	1,216
* Checkpoint Systems, Inc.	36,900	991
* CommScope, Inc.	24,300	846
IKON Office Solutions, Inc.	115,500	878
* Ingram Micro, Inc. - Class A	29,200	462
* Insight Enterprises, Inc.	31,500	551
* Sanmina-SCI Corp.	124,900	202
* Spansion, Inc. - Class A	64,000	176
* Tech Data Corp.	24,600	807
* Teradyne, Inc.	39,000	484
* Vishay Intertechnology, Inc.	106,000	960
* Zoran Corp.	52,400	716

Total		9,010

Materials (12.3%)
AptarGroup, Inc.	21,200	825
Ashland, Inc.	30,100	1,424
Cleveland-Cliffs, Inc.	7,600	911
Commercial Metals Co.	47,100	1,412
Cytec Industries, Inc.	26,800	1,443
The Lubrizol Corp.	10,100	561
Methanex Corp.	28,800	754
Quanex Corp.	26,500	1,371
Reliance Steel & Aluminum Co.	11,200	670
* Rockwood Holdings, Inc.	59,500	1,950
Silgan Holdings, Inc.	15,900	789
Sonoco Products Co.	17,900	512
Steel Dynamics, Inc.	16,200	535
Westlake Chemical Corp.	3,000	39

Total		13,196

Utilities (5.9%)
Allegheny Energy, Inc.	10,100	510
Atmos Energy Corp.	41,800	1,066
Northeast Utilities	52,300	1,283
Puget Energy, Inc.	21,100	546
* Reliant Energy, Inc.	70,900	1,677
Wisconsin Energy Corp.	28,300	1,245

Total		6,327

Total Common Stocks (Cost: $111,619)		105,829

Money Market Investments (2.0%)
Security Brokers and Dealers (2.0%)
Lehman Brothers Holding, 3.20%, 4/1/08	2,100,000	2,100

Total Money Market Investments (Cost: $2,100)		2,100

Total Investments (100.5%) (Cost $113,719)(a)		107,929

Other Assets, Less Liabilities (-0.5%)		(517)

Net Assets (100.0%)		107,412

*	Non-Income Producing

(a)	At March 31, 2008 the aggregate cost of securities for federal tax purposes (in thousands) was $113,719 and the net unrealized depreciation of investments based on that cost was $5,790 which is comprised of $11,198 aggregate gross unrealized appreciation and $16,988 aggregate gross unrealized depreciation.

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, “Fair Value Measurements” (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Portfolio has adopted FAS 157 effective January 1, 2008. A summary of the fair value hierarchy under FAS 157 is described below:

•	Level 1 – fair value is determined by quoted prices in active markets for identical securities

•

Level 2 – fair value is determined by other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, other data used in fair valuation)

•	Level 3 – fair value is determined by significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Portfolio’s assets at March 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments^
Level 1 – Quoted prices	105,829	—
Level 2 – Other significant observable inputs	2,100	—
Level 3 – Significant unobservable inputs	—	—

Total	107,929	—

^	Other financial instruments are derivative instruments such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument. At March 31, 2008, the Portfolio does not hold any derivative instruments.

Northwestern Mutual Series Fund, Inc.

Small Cap Growth Stock Portfolio

Schedule of Investments

March 31, 2008 (unaudited)

Common Stocks (92.7%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (14.7%)
* American Public Education, Inc.	135,700	4,121
* Capella Education Co.	103,300	5,640
* Crocs, Inc.	186,100	3,251
* Deckers Outdoor Corp.	44,800	4,830
* Dick’s Sporting Goods, Inc.	167,700	4,491
* Dolan Media	157,900	3,175
* Dollar Tree, Inc.	107,700	2,971
* Iconix Brand Group, Inc.	213,500	3,704
* Life Time Fitness, Inc.	96,563	3,014
* LKQ Corp.	305,200	6,859
* New Oriental Education & Technology Group, Inc.	83,390	5,409
* Red Robin Gourmet Burgers, Inc.	101,600	3,817
* Ulta Salon, Cosmetics & Fragrance, Inc.	163,000	2,289
* The Warnaco Group, Inc.	135,700	5,352
* WMS Industries, Inc.	141,700	5,097

Total		64,020

Consumer Staples (2.3%)
Alberto-Culver Co.	151,950	4,165
* Central European Distribution Corp.	102,205	5,947

Total		10,112

Energy (8.2%)
* Arena Resources, Inc.	149,500	5,787
* Carrizo Oil & Gas, Inc.	59,500	3,527
* Dril-Quip, Inc.	87,600	4,071
* Oceaneering International, Inc.	97,800	6,161
* Petroleum Development Corp.	45,900	3,179
* T-3 Energy Services, Inc.	110,312	4,695
* TETRA Technologies, Inc.	232,800	3,688
* W-H Energy Services, Inc.	65,700	4,523

Total		35,631

Financials (5.7%)
Boston Private Financial Holdings, Inc.	135,900	1,439
CoBiz Financial, Inc.	124,343	1,619
Digital Realty Trust, Inc.	54,500	1,935
* Encore Bancshares, Inc.	160,341	2,806
* FCStone Group, Inc.	99,866	2,766
* Global Cash Access Holdings, Inc.	403,596	2,365
* Investment Technology Group, Inc.	86,800	4,008
* KBW, Inc.	226,142	4,987
MFA Mortgage Investments, Inc.	440,400	2,775

Total		24,700

Health Care (17.4%)
* BioMarin Pharmaceutical, Inc.	162,200	5,737
* Cepheid, Inc.	241,947	5,901
* Genoptix, Inc.	119,763	2,995

* Hologic, Inc.	83,812	4,660
* ICON PLC, ADR	98,400	6,385
* Illumina, Inc.	35,600	2,702
* Masimo Corp.	213,460	5,550
Meridian Bioscience, Inc.	253,239	8,467
* NuVasive, Inc.	191,138	6,596
* Obagi Medical Products, Inc.	261,176	2,267
* Pediatrix Medical Group, Inc.	99,561	6,710
* Phase Forward, Inc.	307,168	5,246
* Providence Service Corp.	150,359	4,511
* Psychiatric Solutions, Inc.	67,344	2,284
* Thoratec Corp.	296,545	4,238
* TranS1, Inc.	153,677	1,790

Total		76,039

Industrials (11.0%)
* The Advisory Board Co.	75,753	4,162
* Astronics Corp.	106,200	2,052
* Axsys Technologies, Inc.	122,483	6,109
Bucyrus International, Inc. - Class A	55,242	5,615
* Cornell Cos., Inc.	119,000	2,673
* Corrections Corp. of America	140,298	3,861
* Hub Group, Inc. - Class A	64,900	2,135
Kaydon Corp.	56,309	2,473
Knight Transportation, Inc.	464,870	7,651
* Team, Inc.	59,077	1,613
* TransDigm Group, Inc.	137,500	5,094
* VistaPrint, Ltd.	129,636	4,531

Total		47,969

Information Technology (25.5%)
* Advanced Energy Industries, Inc.	334,500	4,435
* Aruba Networks, Inc.	290,780	1,515
* Atheros Communications	116,300	2,424
* Bankrate, Inc.	48,333	2,411
* Blackboard, Inc.	99,881	3,329
* comScore, Inc.	210,239	4,217
* Comtech Group, Inc.	355,445	3,835
* Concur Technologies, Inc.	123,600	3,838
* DealerTrack Holdings, Inc.	159,401	3,223
* F5 Networks, Inc.	143,300	2,604
* IHS, Inc. - Class A	95,483	6,142
* Insight Enterprises, Inc.	337,309	5,904
* Limelight Networks, Inc.	322,013	1,043
* Macrovision Corp.	213,100	2,877
* Mellanox Technologies, Ltd.	309,301	4,309
* Netlogic Microsystems, Inc.	216,753	5,233
* NeuStar, Inc. - Class A	116,200	3,077
* Omniture, Inc.	138,019	3,203
* Polycom, Inc.	61,237	1,380
* RF Micro Devices, Inc.	268,400	714
* Riverbed Technology, Inc.	182,836	2,717
* Rubicon Technology, Inc.	79,200	2,295
* Sohu.com, Inc.	97,765	4,412
* SonicWALL, Inc.	561,811	4,590
* Switch & Data Facilities Co.	481,863	4,920
* Synchronoss Technologies, Inc.	302,206	6,054
* Taleo Corp. - Class A	195,324	3,789
* Tessera Technologies, Inc.	152,900	3,180
* The Ultimate Software Group, Inc.	166,867	5,016
* ValueClick, Inc.	271,436	4,682
* VanceInfo Technologies, Inc., ADR	288,600	1,962
* Vocus, Inc.	99,200	2,619

Total		111,949

Materials (2.6%)
Airgas, Inc.	84,640	3,849
* Haynes International, Inc.	77,800	4,269
Silgan Holdings, Inc.	68,929	3,421

Total		11,539

Other Holdings (2.0%)
Financial Select Sector SPDR Fund	151,900	3,778
SPDR Metals & Mining ETF	71,703	5,004

Total		8,782

Telecommunication Services (2.0%)
* Centennial Communications Corp.	636,911	3,764
* Glu Mobile, Inc.	456,773	2,051
* PAETEC Holding Corp.	413,537	2,754

Total		8,569

Utilities (1.3%)
ITC Holdings Corp.	109,800	5,716

Total		5,716

Total Common Stocks (Cost: $458,700)		405,026

Money Market Investments (7.5%)
Autos (2.3%)
(b) Fcar Owner Trust I, 2.95%, 4/24/08	10,000,000	9,981

Total		9,981

Federal Government & Agencies (0.3%)
Federal National Mortgage Association, 2.71%, 5/21/08	1,500,000	1,494

Total		1,494

Finance Services (2.3%)
(b) Barton Capital, 3.00%, 4/18/08	10,000,000	9,986

Total		9,986

Oil & Gas Exploration Services (2.3%)
Devon Energy Corp., 3.30%, 4/1/08	10,000,000	10,000

Total		10,000
Security Brokers and Dealers (0.3%)
Lehman Brothers Holding, 3.20%, 4/1/08	1,300,000	1,300

Total		1,300

Total Money Market Investments (Cost: $32,761)	32,761

Total Investments (100.2%) (Cost $491,461)(a)	437,787

Other Assets, Less Liabilities (-0.2%)	(844)

Net Assets (100.0%)	436,943

*	Non-Income Producing

ADR after the name of a security represents - American Depositary Receipt.

(a)	At March 31, 2008 the aggregate cost of securities for federal tax purposes (in thousands) was $491,461 and the net unrealized depreciation of investments based on that cost was $53,674 which is comprised of $21,408 aggregate gross unrealized appreciation and $75,082 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
Russell 2000 Index Futures (Long)	44	6/08	$188
(Total Notional Value at March 31, 2008, $14,992)

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, “Fair Value Measurements” (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Portfolio has adopted FAS 157 effective January 1, 2008. A summary of the fair value hierarchy under FAS 157 is described below:

•	Level 1 – fair value is determined by quoted prices in active markets for identical securities

•

Level 2 – fair value is determined by other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, other data used in fair valuation)

•	Level 3 – fair value is determined by significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Portfolio’s assets at March 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments^
Level 1 – Quoted prices	405,026	188
Level 2 – Other significant observable inputs	32,761	—
Level 3 – Significant unobservable inputs	—	—

Total	437,787	188

^	Other financial instruments are derivative instruments such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Northwestern Mutual Series Fund, Inc.

Index 600 Stock Portfolio

Schedule of Investments

March 31, 2008 (unaudited)

Common Stocks (81.9%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (10.7%)
* 4Kids Entertainment, Inc.	524	$5
Aaron Rents, Inc.	2,150	46
AH Belo Corp.	697	8
Arbitron, Inc.	1,119	48
Arctic Cat, Inc.	477	3
* Audiovox Corp. - Class A	725	8
Bassett Furniture Industries, Inc.	468	6
Big 5 Sporting Goods Corp.	876	8
* Blue Nile, Inc.	636	34
* Bright Horizons Family Solutions, Inc.	1,041	45
* Brightpoint, Inc.	2,031	17
Brown Shoe Co., Inc.	1,754	26
* Buffalo Wild Wings, Inc.	607	15
Building Materials Holding Corp.	1,164	5
* Cabela’s, Inc.	1,566	22
* California Pizza Kitchen, Inc.	1,157	15
The Cato Corp. - Class A	1,237	18
* CEC Entertainment, Inc.	1,166	34
* Champion Enterprises, Inc.	3,058	31
* Charlotte Russe Holding, Inc.	990	17
* The Children’s Place Retail Stores, Inc.	934	23
Christopher & Banks Corp.	1,404	14
CKE Restaurants, Inc.	2,167	24
* Coinstar, Inc.	1,108	31
CPI Corp.	210	4
* Crocs, Inc.	3,268	57
* Deckers Outdoor Corp.	515	56
* The Dress Barn, Inc.	1,788	23
* Drew Industries, Inc.	721	18
Ethan Allen Interiors, Inc.	1,180	34
The Finish Line, Inc. - Class A	1,914	9
* Fleetwood Enterprises, Inc.	2,547	12
* Fossil, Inc.	1,843	56
Fred’s, Inc.	1,597	16
* Genesco, Inc.	903	21
Group 1 Automotive, Inc.	903	21
* The Gymboree Corp.	1,136	45
Haverty Furniture Cos., Inc.	865	9
* Hibbett Sports Inc.	1,233	19
Hillenbrand, Inc.	2,478	55
* Hot Topic, Inc.	1,728	7
* Iconix Brand Group, Inc.	2,256	39
IHOP Corp.	593	28
* Jack in the Box, Inc.	2,374	64
* JAKKS Pacific, Inc.	1,119	31
* Jo-Ann Stores, Inc.	990	15
* Jos. A. Bank Clothiers, Inc.	721	15
K-Swiss, Inc. - Class A	1,061	17
Landry’s Restaurants, Inc.	493	8
La-Z-Boy, Inc.	2,038	17
Libbey, Inc.	577	10
Lithia Motors, Inc.	633	6
* Live Nation, Inc.	2,907	35
* LKQ Corp.	4,486	102
M/I Homes, Inc.	490	8
* Maidenform Brands, Inc.	747	12
The Marcus Corp.	855	16
* MarineMax, Inc.	734	9
The Men’s Wearhouse, Inc.	2,075	48

* Meritage Homes Corp.	1,040	20
* Midas, Inc.	567	10
Monaco Coach Corp.	1,188	11
* Monarch Casino & Resort, Inc.	560	10
Movado Group, Inc.	765	15
* Multimedia Games, Inc.	915	5
National Presto Industries, Inc.	187	10
Nautilus, Inc.	1,251	4
O’Charley’s, Inc.	880	10
Oxford Industries, Inc.	553	12
* P.F. Chang’s China Bistro, Inc.	958	27
* Panera Bread Co. - Class A	1,279	54
* Papa John’s International, Inc.	819	20
* Peet’s Coffee & Tea, Inc.	495	12
The Pep Boys - Manny, Moe & Jack	1,643	16
* Perry Ellis International, Inc.	402	9
* PetMed Express, Inc.	970	11
* Pinnacle Entertainment, Inc.	2,371	30
Polaris Industries, Inc.	1,387	57
Pool Corp.	1,883	36
* Pre-Paid Legal Services, Inc.	347	15
* Quiksilver, Inc.	4,874	48
* Radio One, Inc.	3,216	5
* RC2 Corp.	751	16
* Red Robin Gourmet Burgers, Inc.	665	25
* Russ Berrie and Co., Inc.	663	9
* Ruth’s Chris Steak House, Inc.	754	5
* Select Comfort Corp.	1,856	7
* Shuffle Master, Inc.	1,397	7
* Skechers U.S.A., Inc. - Class A	1,287	26
Skyline Corp.	269	7
Sonic Automotive, Inc.	1,233	25
* Sonic Corp.	2,409	53
Spartan Motors, Inc.	1,293	11
Stage Stores, Inc.	1,641	27
* Stamps.com, Inc.	644	7
Standard Motor Products, Inc.	458	3
Standard Pacific Corp.	2,574	13
* The Steak n Shake Co.	1,125	9
Stein Mart, Inc.	1,024	6
* Sturm, Ruger & Co., Inc.	904	7
Superior Industries International, Inc.	918	19
* Texas Roadhouse, Inc. - Class A	2,134	21
* Tractor Supply Co.	1,329	53
Triarc Cos., Inc. - Class B	2,500	17
Tuesday Morning Corp.	1,183	6
* Tween Brands, Inc.	977	24
UniFirst Corp.	566	21
* Universal Electronics, Inc.	577	14
* Universal Technical Institute, Inc.	831	10
* Volcom, Inc.	579	12
Winnebago Industries, Inc.	1,171	20
* WMS Industries, Inc.	1,644	59
Wolverine World Wide, Inc.	2,071	60
* Zale Corp.	1,768	35
* Zumiez, Inc.	713	11

Total		2,537

Consumer Staples (2.9%)
* Alliance One International, Inc.	3,527	21
The Andersons, Inc.	709	32
* The Boston Beer Co., Inc.	405	19
Casey’s General Stores, Inc.	2,009	45
* Central Garden & Pet Co. - Class A	2,847	13
* Chattem, Inc.	752	50
Flowers Foods, Inc.	3,101	78
* The Great Atlantic & Pacific Tea Co., Inc.	909	24

* The Hain Celestial Group, Inc.	1,573	46
J & J Snack Foods Corp.	556	15
Lance, Inc.	1,237	24
Longs Drug Stores Corp.	1,256	54
Mannatech, Inc.	619	4
Nash Finch Co.	536	18
* Performance Food Group Co.	1,406	46
* Ralcorp Holdings, Inc.	1,018	60
Sanderson Farms, Inc.	607	23
Spartan Stores, Inc.	867	18
* Spectrum Brands, Inc.	1,618	7
* TreeHouse Foods, Inc.	1,237	28
* United Natural Foods, Inc.	1,698	32
* USANA Health Sciences, Inc.	332	7
WD-40 Co.	668	22

Total		686

Energy (7.6%)
* Atwood Oceanics, Inc.	1,092	100
* Basic Energy Services, Inc.	891	20
* Bristow Group, Inc.	942	51
Cabot Oil & Gas Corp.	3,848	195
CARBO Ceramics, Inc.	806	32
* Dril-Quip, Inc.	1,074	50
Gulf Island Fabrication, Inc.	433	12
* Helix Energy Solutions Group, Inc.	3,620	114
* Hornbeck Offshore Services, Inc.	914	42
* ION Geophysical Corp.	3,264	45
Lufkin Industries, Inc.	583	37
Massey Energy Co.	3,156	115
* Matrix Service Co.	1,054	18
* NATCO Group, Inc. - Class A	731	34
* Oceaneering International, Inc.	2,183	138
* Patriot Coal Corp.	1,050	49
Penn Virginia Corp.	1,638	72
* Petroleum Development Corp.	591	41
* PetroQuest Energy, Inc.	1,702	30
* Pioneer Drilling Co.	1,968	31
* SEACOR Holdings, Inc.	917	78
St. Mary Land & Exploration Co.	2,492	96
* Stone Energy Corp.	1,111	58
* Superior Well Services, Inc.	623	14
* Swift Energy Co.	1,193	54
* TETRA Technologies, Inc.	2,945	47
* Unit Corp.	1,838	104
* W-H Energy Services, Inc.	1,216	84
World Fuel Services Corp.	1,133	32

Total		1,793

Financials (13.9%)
Acadia Realty Trust	1,275	31
Anchor BanCorp Wisconsin, Inc.	700	13
Bank Mutual Corp.	2,085	22
BankAtlantic Bancorp, Inc. - Class A	1,648	6
BankUnited Financial Corp. - Class A	1,242	6
BioMed Realty Trust, Inc.	2,595	62
Boston Private Financial Holdings, Inc.	1,483	16
Brookline Bancorp, Inc.	2,338	27
Cascade Bancorp	1,129	11
Cash America International, Inc.	1,157	42
Central Pacific Financial Corp.	1,184	22
Colonial Properties Trust	1,864	45
Columbia Banking System, Inc.	709	16
Community Bank System, Inc.	1,176	29
Corus Bankshares, Inc.	1,291	13

Deerfield Capital Corp.	265	0
Delphi Financial Group, Inc. - Class A	1,744	51
DiamondRock Hospitality Co.	3,755	48
Dime Community Bancshares	1,000	17
Downey Financial Corp.	773	14
East West Bancorp, Inc.	2,498	44
EastGroup Properties, Inc.	944	44
Entertainment Properties Trust	1,113	55
Essex Property Trust, Inc.	998	113
Extra Space Storage, Inc.	2,588	42
Financial Federal Corp.	1,017	22
First BanCorp.	3,006	31
* First Cash Financial Services, Inc.	1,144	12
First Commonwealth Financial Corp.	2,520	29
First Financial Bancorp.	1,215	16
First Midwest Bancorp, Inc.	1,926	53
* FirstFed Financial Corp.	540	15
Flagstar Bancorp, Inc.	1,457	11
* Forestar Real Estate Group, Inc.	1,401	35
* Franklin Bank Corp.	971	3
Frontier Financial Corp.	1,648	29
Glacier Bancorp, Inc.	2,125	41
* Guaranty Financial Group, Inc.	1,401	15
Hancock Holding Co.	979	41
Hanmi Financial Corp.	1,564	12
Hilb Rogal and Hobbs Co.	1,468	46
Home Properties, Inc.	1,323	63
Independent Bank Corp.	788	8
Infinity Property & Casualty Corp.	648	27
Inland Real Estate Corp.	2,312	35
* Investment Technology Group, Inc.	1,738	79
* Irwin Financial Corp.	744	4
Kilroy Realty Corp.	1,299	64
Kite Realty Group Trust	1,149	16
* LaBranche & Co., Inc.	2,145	9
LandAmerica Financial Group, Inc.	617	24
Lexington Realty Trust	2,524	36
LTC Properties, Inc.	800	21
Medical Properties Trust, Inc.	1,994	23
Mid-America Apartment Communities, Inc.	1,014	51
Nara Bancorp, Inc.	863	11
National Penn Bancshares, Inc.	3,138	57
National Retail Properties, Inc.	2,849	63
* The Navigators Group, Inc.	528	29
Old National Bancorp	2,624	47
optionsXpress Holdings, Inc.	1,747	36
Parkway Properties, Inc.	613	23
Pennsylvania Real Estate Investment Trust	1,544	38
* Philadelphia Consolidated Holding Corp.	2,310	73
* Piper Jaffray Cos., Inc.	693	24
* Portfolio Recovery Associates, Inc.	599	26
Presidential Life Corp.	855	15
PrivateBancorp, Inc.	928	29
* ProAssurance Corp.	1,295	70
Prosperity Bancshares, Inc.	1,522	44
Provident Bankshares Corp.	1,263	14
PS Business Parks, Inc.	635	33
* Rewards Network, Inc.	1,064	5
RLI Corp.	766	38
Safety Insurance Group, Inc.	641	22
* SCPIE Holdings, Inc.	328	9
Selective Insurance Group, Inc.	2,104	50
Senior Housing Properties Trust	3,737	88
* Signature Bank	1,177	30
The South Financial Group, Inc.	2,871	43
Sovran Self Storage, Inc.	858	37
Sterling Bancorp	706	11
Sterling Bancshares, Inc.	2,894	29
Sterling Financial Corp.	2,038	32
Stewart Information Services Corp.	715	20

Susquehanna Bancshares, Inc.	3,380	69
SWS Group, Inc.	890	11
Tanger Factory Outlet Centers, Inc.	1,241	48
Tower Group, Inc.	800	20
* TradeStation Group, Inc.	1,137	10
* Triad Guaranty, Inc.	491	2
TrustCo Bank Corp. NY	2,985	27
UCBH Holdings, Inc.	4,136	32
UMB Financial Corp.	1,438	59
Umpqua Holdings Corp.	2,376	37
United Bankshares, Inc.	1,528	41
United Community Banks, Inc.	1,583	27
United Fire & Casualty Co.	877	33
Whitney Holding Corp.	2,683	67
Wilshire Bancorp, Inc.	698	5
Wintrust Financial Corp.	928	32
* World Acceptance Corp.	668	21
Zenith National Insurance Corp.	1,469	53

Total		3,300

Health Care (9.6%)
* Abaxis, Inc.	859	20
* Air Methods Corp.	415	20
* Allscripts Healthcare Solutions, Inc.	2,251	23
* Alpharma, Inc.- Class A	1,730	45
* Amedisys, Inc.	1,039	41
* American Medical Systems Holdings, Inc.	2,863	41
* AMERIGROUP Corp.	2,108	58
* AMN Healthcare Services, Inc.	1,193	18
* AmSurg Corp.	1,232	29
Analogic Corp.	529	35
* ArQule, Inc.	1,369	6
* ArthroCare Corp.	1,107	37
* BioLase Technology, Inc.	915	3
Cambrex Corp.	1,149	8
* Centene Corp.	1,725	24
Chemed Corp.	948	40
* CONMED Corp.	1,134	29
The Cooper Cos., Inc.	1,776	61
* Cross Country Healthcare, Inc.	1,265	16
* CryoLife, Inc.	982	9
* Cubist Pharmaceuticals, Inc.	2,228	41
* Cyberonics, Inc.	888	13
Datascope Corp.	513	21
* Dionex Corp.	739	57
* Enzo Biochem, Inc.	1,237	11
* Gentiva Health Services, Inc.	1,109	24
* Greatbatch, Inc.	891	16
* Haemonetics Corp.	1,007	60
* HealthExtras, Inc.	1,466	36
* Healthways, Inc.	1,412	50
* HMS Holdings Corp.	858	24
* ICU Medical, Inc.	490	14
* IDEXX Laboratories, Inc.	2,427	120
* Immucor, Inc.	2,772	59
* Integra LifeSciences Holdings	731	32
Invacare Corp.	1,267	28
* inVentiv Health, Inc.	1,280	37
* Kendle International, Inc.	510	23
* Kensey Nash Corp.	486	14
LCA-Vision, Inc.	756	9
* LHC Group, Inc.	571	10
* LifeCell Corp.	1,211	51
* Martek Biosciences Corp.	1,280	39
* Matria Healthcare, Inc.	849	19
* MedCath Corp.	540	10
Mentor Corp.	1,345	35

Meridian Bioscience, Inc.	1,581	53
* Merit Medical Systems, Inc.	1,082	17
* Molina Healthcare, Inc.	562	14
* Noven Pharmaceuticals, Inc.	973	9
* Odyssey HealthCare, Inc.	1,296	12
* Omnicell, Inc.	1,367	27
* Osteotech, Inc.	676	3
Owens & Minor, Inc.	1,618	64
* Palomar Medical Technologies, Inc.	725	11
* PAREXEL International Corp.	2,203	57
* Pediatrix Medical Group, Inc.	1,918	129
* Pharmanet Development Group, Inc.	749	19
* PharMerica Corp.	1,203	20
* Phase Forward, Inc.	1,676	29
* Possis Medical, Inc.	650	13
* PSS World Medical, Inc.	2,564	43
* Regeneron Pharmaceuticals, Inc.	2,473	47
* RehabCare Group, Inc.	685	10
* Res-Care, Inc.	1,006	17
* Salix Pharmaceuticals, Ltd.	1,886	12
* Savient Pharmaceuticals, Inc.	1,741	35
* Sciele Pharma, Inc.	1,413	28
* Sunrise Senior Living, Inc.	1,775	40
* SurModics, Inc.	597	25
* Symmetry Medical, Inc.	1,404	23
* Theragenics Corp.	1,319	5
* ViroPharma, Inc.	2,770	25
Vital Signs, Inc.	316	16
West Pharmaceutical Services, Inc.	1,283	57

Total		2,276

Industrials (14.1%)
A.O. Smith Corp.	879	29
* AAR CORP.	1,504	41
ABM Industries, Inc.	1,741	39
Acuity Brands, Inc.	1,674	72
Administaff, Inc.	933	22
Albany International Corp. - Class A	1,041	38
Angelica Corp.	387	7
Apogee Enterprises, Inc.	1,154	18
Applied Industrial Technologies, Inc.	1,458	44
Applied Signal Technology, Inc.	490	6
Arkansas Best Corp.	998	32
* Astec Industries, Inc.	760	29
Baldor Electric Co.	1,819	51
Barnes Group, Inc.	1,790	41
Belden, Inc.	1,793	63
Bowne & Co., Inc.	1,058	16
Brady Corp. - Class A	2,156	72
Briggs & Stratton Corp.	1,964	35
* C&D Technologies, Inc.	1,017	5
Cascade Corp.	361	18
CDI Corp.	540	14
* Ceradyne, Inc.	1,083	35
CLARCOR, Inc.	1,977	70
* Consolidated Graphics, Inc.	439	25
Cubic Corp.	614	17
Curtiss-Wright Corp.	1,763	73
* EMCOR Group, Inc.	2,571	57
* EnPro Industries, Inc.	857	27
* Esterline Technologies Corp.	1,159	58
Forward Air Corp.	1,196	42
* Frontier Airlines Holdings, Inc.	1,403	4
G & K Services, Inc. - Class A	791	28
* Gardner Denver, Inc.	2,121	79
* GenCorp, Inc.	2,239	23
Gibraltar Industries, Inc.	1,184	14

* Griffon Corp.	1,043	9
Healthcare Services Group, Inc.	1,687	35
Heartland Express, Inc.	2,267	32
Heidrick & Struggles International, Inc.	699	23
* Hub Group, Inc. - Class A	1,537	51
* Insituform Technologies, Inc. - Class A	1,089	15
Interface, Inc. - Class A	2,161	30
Kaman Corp.	976	28
Kaydon Corp.	1,121	49
* Kirby Corp.	2,120	120
Knight Transportation, Inc.	2,299	38
Landstar System, Inc.	2,131	111
Lawson Products, Inc.	165	5
Lennox International, Inc.	2,535	91
Lindsay Corp.	466	48
* Lydall, Inc.	654	7
* Magnetek, Inc.	1,199	4
* Mesa Air Group, Inc.	1,065	3
* Mobile Mini, Inc.	1,366	26
* Moog, Inc. - Class A	1,682	71
Mueller Industries, Inc.	1,468	42
* NCI Building Systems, Inc.	796	19
* Old Dominion Freight Line, Inc.	1,123	36
* On Assignment, Inc.	1,404	9
* Orbital Sciences Corp.	2,316	56
Regal-Beloit Corp.	1,272	47
Robbins & Myers, Inc.	1,357	44
* School Specialty, Inc.	698	22
* The Shaw Group, Inc.	3,215	151
Simpson Manufacturing Co., Inc.	1,477	40
SkyWest, Inc.	2,413	51
* Spherion Corp.	2,219	14
The Standard Register Co.	500	4
Standex International Corp.	495	11
* Teledyne Technologies, Inc.	1,391	65
* Tetra Tech, Inc.	2,317	45
The Toro Co.	1,574	65
Tredegar Corp.	922	17
Triumph Group, Inc.	662	38
* TrueBlue, Inc.	1,742	23
* United Stationers, Inc.	991	47
Universal Forest Products, Inc.	753	24
Valmont Industries, Inc.	683	60
Viad Corp.	815	29
Vicor Corp.	758	9
* Volt Information Sciences, Inc.	542	9
Wabash National Corp.	1,201	11
* Waste Connections, Inc.	2,694	83
Watsco, Inc.	975	40
Watson Wyatt Worldwide, Inc.	1,684	96
Watts Water Technologies, Inc.	1,244	35
Woodward Governor Co.	2,336	62

Total		3,344

Information Technology (14.7%)
* Actel Corp.	1,032	16
* Adaptec, Inc.	4,799	14
* Advanced Energy Industries, Inc.	1,418	19
Agilysys, Inc.	932	11
* Anixter International, Inc.	1,263	81
* Ansoft Corp.	631	19
* ANSYS, Inc.	3,103	107
* Arris Group, Inc.	5,429	32
* ATMI, Inc.	1,336	37
* Avid Technology, Inc.	1,383	34
* Axcelis Technologies, Inc.	4,053	23
* Bankrate, Inc.	512	26

Bel Fuse, Inc. - Class B	470	13
* Benchmark Electronics, Inc.	2,834	51
Black Box Corp.	701	22
Blackbaud, Inc.	1,754	43
* Blue Coat Systems, Inc.	1,506	33
* Brooks Automation, Inc.	2,599	25
* Cabot Microelectronics Corp.	952	31
* CACI International, Inc. - Class A	1,190	54
* Captaris, Inc.	1,056	5
* Catapult Communications Corp.	365	2
* Checkpoint Systems, Inc.	1,575	42
* CIBER, Inc.	2,152	11
Cognex Corp.	1,717	37
Cohu, Inc.	911	15
* Comtech Telecommunications Corp.	952	37
* Concur Technologies, Inc.	1,697	53
CTS Corp.	1,395	15
* CyberSource Corp.	2,720	40
* Cymer, Inc.	1,211	32
Daktronics, Inc.	1,326	24
* DealerTrack Holdings, Inc.	1,179	24
* Digi International, Inc.	1,017	12
* Diodes, Inc.	1,239	27
* Ditech Networks, Inc.	1,029	3
* DSP Group, Inc.	1,285	16
* Electro Scientific Industries, Inc.	1,102	18
* Epicor Software Corp.	2,316	26
* EPIQ Systems, Inc.	1,054	16
* Exar Corp.	1,923	16
FactSet Research Systems, Inc.	1,696	91
* FARO Technologies, Inc.	657	20
* FEI Co.	1,438	31
* FLIR Systems, Inc.	5,381	161
* Gerber Scientific, Inc.	929	8
Gevity HR, Inc.	923	8
* Harmonic, Inc.	3,698	28
* Hutchinson Technology, Inc.	1,045	17
* Informatica Corp.	3,475	59
InfoSpace, Inc.	1,318	15
* Insight Enterprises, Inc.	1,920	34
* Intevac, Inc.	855	11
* Itron, Inc.	1,213	109
* j2 Global Communications, Inc.	1,957	44
* JDA Software Group, Inc.	1,052	19
Keithley Insturments, Inc.	560	5
* The Knot, Inc.	1,101	13
* Kopin Corp.	2,690	7
* Kulicke and Soffa Industries, Inc.	2,111	10
* Littelfuse, Inc.	886	31
* LoJack Corp.	734	9
* Manhattan Associates, Inc.	1,013	23
* ManTech International Corp.	776	35
MAXIMUS, Inc.	732	27
* Mercury Computer Systems, Inc.	899	5
Methode Electronics, Inc. - Class A	1,505	18
Micrel, Inc.	2,165	20
* MICROS Systems, Inc.	3,250	109
* Microsemi Corp.	3,064	70
* MKS Instruments, Inc.	1,977	42
MTS Systems Corp.	701	23
* NETGEAR, Inc.	1,394	28
* Network Equipment Technologies, Inc.	1,158	8
* Newport Corp.	1,470	16
* Novatel Wireless, Inc.	1,268	12
Park Electrochemical Corp.	806	21
* PC-Tel, Inc.	870	6
* Perficient, Inc.	1,217	10
* Pericom Semiconductor Corp.	1,027	15
* Phoenix Technologies, Ltd.	1,075	17
* Photon Dynamics, Inc.	703	7

* Photronics, Inc.	1,658	16
* Planar Systems, Inc.	700	3
* Plexus Corp.	1,841	52
* Progress Software Corp.	1,668	50
Quality Systems, Inc.	694	21
* Radiant Systems, Inc.	1,059	15
* RadiSys Corp.	880	9
* Rogers Corp.	708	24
* Rudolph Technologies, Inc.	1,156	11
* ScanSource, Inc.	1,025	37
* Secure Computing Corp.	2,252	15
* SI International, Inc.	522	10
* Skyworks Solutions, Inc.	6,408	47
* Smith Micro Software, Inc.	1,198	7
* Sonic Solutions	1,031	10
* SPSS, Inc.	757	29
* Standard Microsystems Corp.	925	27
* StarTek, Inc.	450	4
* Stratasys, Inc.	832	15
* Supertex, Inc.	510	10
* Sykes Enterprises, Inc.	1,295	23
* Symmetricom, Inc.	1,805	6
* Synaptics, Inc.	953	23
* SYNNEX Corp.	661	14
* Take-Two Interactive Software, Inc.	2,934	75
Technitrol, Inc.	1,620	37
* THQ, Inc.	2,618	57
* Tollgrade Communications, Inc.	526	3
* Trimble Navigation, Ltd.	4,807	136
* TTM Technologies, Inc.	1,680	19
* Tyler Technologies, Inc.	1,387	19
* Ultratech, Inc.	921	9
United Online, Inc.	2,682	28
* Varian Semiconductor Equipment Associates, Inc.	3,008	85
* Veeco Instruments, Inc.	1,259	21
* ViaSat, Inc.	1,046	23
* Websense, Inc.	1,798	34
* Wright Express Corp.	1,576	48
* X-Rite, Inc.	1,160	7

Total		3,483

Materials (3.4%)
A. Schulman, Inc.	1,107	23
A.M. Castle & Co.	648	17
AMCOL International Corp.	882	28
Arch Chemicals, Inc.	982	37
* Brush Engineered Materials, Inc.	808	21
* Buckeye Technologies, Inc.	1,549	17
* Century Aluminum Co.	1,153	76
* Chesapeake Corp.	760	4
Deltic Timber Corp.	421	23
Georgia Gulf Corp.	1,363	9
H.B. Fuller Co.	2,380	49
* Headwaters, Inc.	1,679	22
* Material Sciences Corp.	495	4
Myers Industries, Inc.	1,077	14
Neenah Paper, Inc.	592	15
NewMarket Corp.	571	43
* OM Group, Inc.	1,206	66
* Omnova Solutions, Inc.	1,684	7
Penford Corp.	441	10
* PolyOne Corp.	3,689	23
Quaker Chemical Corp.	401	13
Quanex Corp.	1,474	76
Rock-Tenn Co. - Class A	1,325	40
* RTI International Metals, Inc.	915	41
Schweitzer-Mauduit International, Inc.	617	14

Texas Industries, Inc.	1,084	65
Tronox, Inc. - Class B	1,642	6
Wausau Paper Corp.	2,011	17
Zep, Inc.	848	14

Total		794

Other Holdings (1.0%)
iShares S&P SmallCap 600 Index Fund	3,968	238

Total		238

Telecommunication Services (0.2%)
FairPoint Communications, Inc.	3,554	32
* General Communication, Inc. - Class A	1,793	11

Total		43

Utilities (3.8%)
ALLETE, Inc.	1,026	40
American States Water Co.	682	25
Atmos Energy Corp.	3,557	91
Avista Corp.	2,095	41
Central Vermont Public Service Corp.	405	10
CH Energy Group, Inc.	537	21
Cleco Corp.	2,378	53
* El Paso Electric Co.	1,789	38
The Laclede Group, Inc.	859	31
New Jersey Resources Corp.	1,650	51
Northwest Natural Gas Co.	1,048	46
Piedmont Natural Gas Co., Inc.	2,936	77
South Jersey Industries, Inc.	1,172	41
Southern Union Co.	4,757	110
Southwest Gas Corp.	1,690	47
UGI Corp.	4,228	105
UIL Holdings Corp.	997	30
Unisource Energy Corp.	1,401	31

Total		888

Total Common Stocks (Cost: $22,623)		19,382

Money Market Investments (18.6%)
Autos (8.5%)
Fcar Owner Trust I, 2.95%, 4/4/08	1,000,000	1,000
New Center Asset Trust, 3.00%, 4/21/08	1,000,000	998

Total		1,998

Miscellaneous Business Credit Institutions (4.2%)
Park Avenue Receivables, 3.18%, 4/11/08	1,000,000	999

Total		999

Oil & Gas Exploration Services (1.7%)
(k) Devon Energy Corp., 3.30%, 4/1/08	400,000	400

Total		400

Security Brokers and Dealers (4.2%)
Lehman Brothers Holding, 3.20%, 4/1/08	1,000,000	1,000

Total		1,000

Total Money Market Investments (Cost: $4,397)		4,397

Total Investments (100.5%) (Cost $27,020)(a)		23,779

Other Assets, Less Liabilities (-0.5%)		(114)

Net Assets (100.0%)		23,665

*	Non-Income Producing

(a)	At March 31, 2008 the aggregate cost of securities for federal tax purposes (in thousands) was $27,020 and the net unrealized depreciation of investments based on that cost was $3,241 which is comprised of $891 aggregate gross unrealized appreciation and $4,132 aggregate gross unrealized depreciation.

(j)	Swap agreements outstanding on March 31, 2008

Total	Return Swaps

CounterParty	Reference	Payments Made By the Fund	Payments Received By the Fund	Exp Date	Notional Amount (000’s)		Unrealized Appreciation/ (Depreciation) (000’s)
CREDIT SUISSE SECURITIES (EUROPE) LTD	S&P 600 INDEX	1 MONTH LIBOR + 7 BPS	S&P 600 INDEX	5/08	USD $	4,321	$11

							$11

(k)	Securities with an aggregate market value of $4,000 (in thousands) have been pledged as collateral for swap contracts outstanding on March 31, 2008.

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, “Fair Value Measurements” (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Portfolio has adopted FAS 157 effective January 1, 2008. A summary of the fair value hierarchy under FAS 157 is described below:

•	Level 1 – fair value is determined by quoted prices in active markets for identical securities

•

Level 2 – fair value is determined by other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, other data used in fair valuation)

•	Level 3 – fair value is determined by significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Portfolio’s assets at March 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments^
Level 1 – Quoted prices	19,382	—
Level 2 – Other significant observable inputs	4,397	11
Level 3 – Significant unobservable inputs	—	—

Total	23,779	11

^	Other financial instruments are derivative instruments such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Northwestern Mutual Series Fund, Inc.

T. Rowe Price Small Cap Value Portfolio

Schedule of Investments

March 31, 2008 (unaudited)

Common Stocks (96.1%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (10.6%)
Aaron Rents, Inc.	181,300	3,905
Aaron Rents, Inc. - Class A	4,725	90
* Apollo Group, Inc. - Class A	3,400	147
Brunswick Corp.	20,900	334
* Career Education Corp.	20,400	259
* Corinthian Colleges, Inc.	124,000	897
Courier Corp.	4,600	115
* Cox Radio, Inc., - Class A	7,500	89
CSS Industries, Inc.	53,900	1,884
* Culp, Inc.	54,800	412
Dillard’s, Inc. - Class A	22,600	389
* Discovery Holding Co.	7,000	149
* DISH Network Corp.	11,400	328
* Drew Industries, Inc.	87,000	2,128
The E.W. Scripps Co. - Class A	24,100	1,012
Eastman Kodak Co.	12,200	216
* Expedia, Inc.	8,800	193
Family Dollar Stores, Inc.	12,700	248
Fred’s, Inc.	81,100	831
The Gap, Inc.	34,700	683
H&R Block, Inc.	1,900	39
Haverty Furniture Cos., Inc.	128,000	1,362
Lamar Advertising Co. - Class A	1,200	43
Lee Enterprises, Inc.	67,100	672
* Live Nation, Inc.	33,700	409
M/I Homes, Inc.	58,900	1,000
Mattel, Inc.	26,300	523
Matthews International Corp. - Class A	92,400	4,457
Meredith Corp.	11,000	421
* Meritage Homes Corp.	89,500	1,729
The New York Times Co. - Class A	1,900	36
Newell Rubbermaid, Inc.	4,200	96
Pool Corp.	81,125	1,532
* Saga Communications, Inc. - Class A	103,700	581
* Scholastic Corp.	15,600	472
Skyline Corp.	4,800	134
Stanley Furniture Co., Inc.	75,200	933
* The Steak n Shake Co.	76,000	598
Stein Mart, Inc.	182,800	1,027
* Time Warner Cable, Inc. - Class A	12,200	305
The TJX Cos., Inc.	5,000	165
* TRW Automotive Holdings Corp.	14,400	337
Weight Watchers International, Inc.	9,285	430
* Winn-Dixie Stores, Inc.	34,000	611
Winnebago Industries, Inc.	116,500	1,969
* XM Satellite Radio Holdings, Inc.	4,000	46

Total		34,236

Consumer Staples (2.5%)
Alberto-Culver Co.	18,500	507
* Alliance One International, Inc.	175,200	1,058
Brown-Forman Corp. - Class B	2,500	166
Casey’s General Stores, Inc.	66,100	1,494
The Clorox Co.	3,900	221
Coca-Cola Enterprises, Inc.	35,300	854
ConAgra Foods, Inc.	12,200	292
The Hershey Co.	17,100	644

McCormick & Co., Inc.	5,900	218
Nash Finch Co.	46,900	1,594
Sara Lee Corp.	9,200	129
Sysco Corp.	15,600	453
Tootsie Roll Industries, Inc.	10,173	256

Total		7,886

Energy (9.7%)
* Atwood Oceanics, Inc.	32,900	3,018
Baker Hughes, Inc.	3,100	212
BJ Services Co.	17,900	510
CARBO Ceramics, Inc.	34,000	1,363
Cimarex Energy Co.	14,200	777
* Compton Petroleum Corp.	10,600	118
* Exterran Holdings, Inc.	8,457	546
* Forest Oil Corp.	73,450	3,596
* Geomet, Inc.	51,900	346
* Hercules Offshore, Inc.	60,589	1,522
Hess Corp.	2,200	194
* Mariner Energy, Inc.	63,093	1,704
Murphy Oil Corp.	12,800	1,051
Penn Virginia Corp.	130,700	5,763
Petro-Canada	7,100	308
Spectra Energy Corp.	9,700	221
* TETRA Technologies, Inc.	167,500	2,653
* Union Drilling, Inc.	31,600	553
* W-H Energy Services, Inc.	42,200	2,905
* Whiting Petroleum Corp.	61,400	3,970

Total		31,330

Financials (18.5%)
Ares Capital Corp.	149,700	1,882
* Ares Capital Corp. - Rights	49,900	20
Axis Capital Holdings, Ltd.	9,900	336
Cincinnati Financial Corp.	17,100	650
Commerce Bancshares, Inc.	11,615	488
Compass Diversified Holdings	77,300	1,016
Cullen/Frost Bankers, Inc.	2,900	154
Discover Financial Services	36,000	589
East West Bancorp, Inc.	140,000	2,485
Employers Holdings, Inc.	39,800	738
First American Corp.	8,100	275
First Financial Fund, Inc.	136,600	1,235
First Horizon National Corp.	18,500	259
First Niagara Financial Group, Inc.	26,800	364
First Potomac Realty Trust	98,300	1,511
Glacier Bancorp, Inc.	102,500	1,965
Hercules Technology Growth Capital, Inc.	118,300	1,285
Home Bancshares, Inc.	63,300	1,321
Janus Capital Group, Inc.	21,500	500
JMP Group, Inc.	63,400	444
Kilroy Realty Corp.	67,900	3,335
Kohlberg Capital Corp.	120,300	1,249
LaSalle Hotel Properties	72,200	2,074
Legg Mason, Inc.	7,500	420
* Markel Corp.	4,800	2,112
Marsh & McLennan Cos., Inc.	20,200	492
Max Capital Group, Ltd.	86,400	2,263
The Midland Co.	42,300	2,747
National Interstate Corp.	67,100	1,567
Northern Trust Corp.	8,600	572
OneBeacon Insurance Group, Ltd.	10,900	207
Parkway Properties, Inc.	40,100	1,482
* Piper Jaffray Cos., Inc.	25,700	873
Potlatch Corp.	64,900	2,678

* ProAssurance Corp.	90,500	4,873
The Progressive Corp.	22,000	354
Redwood Trust, Inc.	14,400	523
* SLM Corp.	23,400	359
The St. Joe Co.	10,800	464
* Stifel Financial Corp.	34,000	1,527
Strategic Hotels & Resorts, Inc.	108,000	1,418
* SVB Financial Group	82,200	3,587
Synovus Financial Corp.	14,600	161
The Travelers Cos., Inc.	4,530	217
* Triple-S Management Corp. - Class B	27,800	491
Valley National Bancorp	10,169	195
Washington Real Estate Investment Trust	61,100	2,042
Westamerica Bancorporation	9,400	494
Willis Group Holdings, Ltd.	17,800	598
Wilmington Trust Corp.	17,500	544
Wintrust Financial Corp.	58,200	2,034

Total		59,469

Health Care (5.8%)
* Affymetrix, Inc.	3,700	64
Analogic Corp.	20,500	1,364
* AngioDynamics, Inc.	57,700	667
* Barr Pharmaceuticals, Inc.	700	34
* Boston Scientific Corp.	46,200	595
* Exelixis, Inc.	109,300	760
* Health Net, Inc.	4,100	126
* HealthSouth Corp.	31,660	563
* Lincare Holdings, Inc.	19,500	548
* Myriad Genetics, Inc.	63,400	2,554
National Healthcare Corp.	40,500	1,972
* Neurocrine Biosciences, Inc.	7,300	39
* OSI Pharmaceuticals, Inc.	6,800	254
Owens & Minor, Inc.	110,700	4,356
* Sepracor, Inc.	15,900	310
* St. Jude Medical, Inc.	6,100	263
Universal Health Services, Inc. - Class B	1,000	54
* Valeant Pharmaceuticals International	15,100	194
* Waters Corp.	7,500	418
West Pharmaceutical Services, Inc.	65,300	2,889
* Zimmer Holdings, Inc.	7,000	545

Total		18,569

Industrials (23.5%)
* Accuride Corp.	71,700	587
* AirTran Holdings, Inc.	148,500	980
* Alaska Air Group, Inc.	50,600	993
* Allied Waste Industries, Inc.	20,253	219
Ameron International Corp.	33,400	3,124
* Beacon Roofing Supply, Inc.	219,200	2,192
Belden, Inc.	79,400	2,804
* C&D Technologies, Inc.	80,600	405
Cascade Corp.	33,000	1,627
* Casella Waste Systems, Inc. - Class A	70,700	773
Cintas Corp.	6,700	191
CIRCOR International, Inc.	41,200	1,906
* Dollar Thrifty Automotive Group, Inc.	87,400	1,192
Dover Corp.	3,400	142
Electro Rent Corp.	135,200	2,048
Equifax, Inc.	6,700	231
Franklin Electric Co., Inc.	31,500	1,076
* FTI Consulting, Inc.	82,200	5,840
G & K Services, Inc. - Class A	60,600	2,158
* Genesee & Wyoming, Inc.	103,700	3,567
Gibraltar Industries, Inc.	107,800	1,264

* Hertz Global Holdings, Inc.	3,800	46
IDEX Corp.	97,300	2,986
* Insituform Technologies, Inc. - Class A	124,000	1,715
* Kirby Corp.	100,000	5,700
Landstar System, Inc.	136,200	7,105
Manpower, Inc.	300	17
McGrath RentCorp	124,000	2,990
* Navigant Consulting, Inc.	139,000	2,638
Nordson Corp.	69,400	3,737
* Owens Corning, Inc.	8,000	145
Raytheon Co.	2,200	142
Sims Group, Ltd., ADR	156,540	4,308
Southwest Airlines Co.	67,700	839
Universal Forest Products, Inc.	52,100	1,678
UTI Worldwide, Inc.	121,820	2,446
* Waste Connections, Inc.	76,900	2,364
Woodward Governor Co.	125,600	3,356

Total		75,531

Information Technology (11.3%)
* Advanced Energy Industries, Inc.	113,900	1,510
Alcatel-Lucent	35,500	204
* ATMI, Inc.	43,500	1,211
* Autodesk, Inc.	1,400	44
Automatic Data Processing, Inc.	8,100	343
AVX Corp.	32,800	420
* Brooks Automation, Inc.	133,487	1,297
* Cabot Microelectronics Corp.	19,900	640
* Cadence Design Systems, Inc.	27,500	294
* Electronic Arts, Inc.	7,000	349
* Exar Corp.	123,900	1,020
* Fairchild Semiconductor International, Inc.	31,200	372
* Formfactor Inc.	69,400	1,326
* GSI Group, Inc.	190,800	1,484
* Ixia	155,300	1,205
Landauer, Inc.	27,300	1,374
* Littelfuse, Inc.	56,900	1,990
Methode Electronics, Inc. - Class A	28,400	332
Molex, Inc. - Class A	22,300	487
Motorola, Inc.	47,400	441
* MPS Group, Inc.	228,900	2,706
* Newport Corp.	74,300	830
* Novellus Systems, Inc.	14,700	309
* Palm, Inc.	195,200	976
* Progress Software Corp.	99,300	2,972
* QLogic Corp.	13,900	213
Seagate Technology	15,700	329
* SPSS, Inc.	74,225	2,879
* StarTek, Inc.	105,500	972
* Sun Microsystems, Inc.	13,325	207
* SYNNEX Corp.	62,400	1,324
* Teradyne, Inc.	33,000	410
Total System Services, Inc.	15,152	358
Tyco Electronics, Ltd.	10,600	364
* Websense, Inc.	98,000	1,838
* Wind River Systems, Inc.	230,600	1,785
Xilinx, Inc.	1,600	38
* Xyratex, Ltd.	79,600	1,428

Total		36,281

Materials (8.2%)
Airgas, Inc.	76,600	3,482
Alcoa, Inc.	9,000	325
American Vanguard Corp.	100,300	1,669
AptarGroup, Inc.	104,100	4,052

Arch Chemicals, Inc.	72,900	2,716
Carpenter Technology Corp.	63,700	3,564
Chesapeake Corp.	25,900	125
Deltic Timber Corp.	46,100	2,568
* Domtar Corp.	31,700	217
Gold Fields, Ltd., ADR	3,400	47
Innospec, Inc.	112,700	2,389
International Paper Co.	28,600	778
Louisiana-Pacific Corp.	35,800	329
Myers Industries, Inc.	105,300	1,383
Nalco Holding Co.	24,100	510
* Smurfit-Stone Container Corp.	21,400	165
* Symyx Technologies, Inc.	93,400	701
Wausau Paper Corp.	130,300	1,076
Weyerhaeuser Co.	5,800	377

Total		26,473

Other Holdings (0.6%)
iShares Russell 2000 Value Index Fund	31,500	2,065

Total		2,065

Telecommunication Services (1.0%)
* Kratos Defense & Security Solutions, Inc.	201,200	366
* Premiere Global Services, Inc.	179,800	2,578
Telephone and Data Systems, Inc.	3,400	134
Telephone and Data Systems, Inc. - Special Shares	4,700	175

Total		3,253

Utilities (4.4%)
Ameren Corp.	6,600	291
Black Hills Corp.	66,267	2,370
Cleco Corp.	94,400	2,094
Duke Energy Corp.	17,200	307
* Dynegy, Inc.	48,700	384
* El Paso Electric Co.	91,100	1,947
The Empire District Electric Co.	52,100	1,055
* Mirant Corp.	18,600	677
NiSource, Inc.	38,300	660
Pinnacle West Capital Corp.	18,700	656
PNM Resources, Inc.	11,800	147
Southwest Gas Corp.	60,500	1,692
TECO Energy, Inc.	43,500	694
Vectren Corp.	44,100	1,183

Total		14,157

Total Common Stocks (Cost: $275,919)		309,250
Convertible Corporate Bonds (0.4%)
Metals/Mining (0.2%)
Newmont Mining Corp., 1.625%, 7/15/17	427,000	521
Newmont Mining Corp., 1.625%, 7/15/17 144A	122,000	149

Total		670

Telephone and Telegraph Apparatus (0.2%)
Lucent Technologies, 2.75%, 6/15/25	663,000	509

Total		509

Total Convertible Corporate Bonds (Cost: $1,338)		1,179

Money Market Investments (3.7%)
Other Holdings (3.7%)
Reserve Investment Fund	11,939,250	11,939

Total Money Market Investments (Cost: $11,939)		11,939

Total Investments (100.2%) (Cost $289,196)(a)		322,368

Other Assets, Less Liabilities (-0.2%)		(720)

Net Assets (100.0%)		321,648

*	Non-Income Producing

ADR after the name of a security represents - American Depositary Receipt.

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008 the value of these securities (in thousands) was $149, representing 0.05% of the net assets.

(a)	At March 31, 2008 the aggregate cost of securities for federal tax purposes (in thousands) was $289,196 and the net unrealized appreciation of investments based on that cost was $33,172 which is comprised of $67,118 aggregate gross unrealized appreciation and $33,946 aggregate gross unrealized depreciation.

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, “Fair Value Measurements” (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Portfolio has adopted FAS 157 effective January 1, 2008. A summary of the fair value hierarchy under FAS 157 is described below:

•	Level 1 – fair value is determined by quoted prices in active markets for identical securities

•

Level 2 – fair value is determined by other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, other data used in fair valuation)

•	Level 3 – fair value is determined by significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Portfolio’s assets at March 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments^
Level 1 – Quoted prices	321,169	—
Level 2 – Other significant observable inputs	1,199	—
Level 3 – Significant unobservable inputs	—	—

Total	322,368	—

^	Other financial instruments are derivative instruments such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument. At March 31, 2008, the Portfolio does not hold any derivative instruments.

Northwestern Mutual Series Fund, Inc.

International Growth Portfolio

Schedule of Investments

March 31, 2008 (unaudited)

Foreign Common Stock (91.1%)	Country	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (5.7%)
Adidas AG	Germany	39,325	2,614
* Central European Media Enterprises, Ltd.	Czech Republic	28,345	2,416
Compagnie Financiere Richemont SA	Switzerland	45,565	2,556
Compass Group PLC	United Kingdom	205,995	1,317
Daimler AG	Germany	27,425	2,345
* Focus Media Holding Ltd., ADR	China	23,400	823
Huabao International Holdings, Ltd.	Hong Kong	1,035,000	851
Rational AG	Germany	4,772	944
Resorts World Berhad	Malaysia	1,030,400	1,108
* Resorts World Berhad - Rights	Malaysia	130,030	10
Suzuki Motor Corp.	Japan	116,000	2,927

Total			17,911

Consumer Staples (12.9%)
Carrefour SA	France	50,950	3,931
Coca-Cola Hellenic Bottling Co. SA	Greece	114,375	5,327
Heineken NV	Netherlands	51,297	2,979
IOI Corp. Berhad	Malaysia	797,000	1,769
Japan Tobacco, Inc.	Japan	706	3,534
Kerry Group PLC	Ireland	53,540	1,678
KT&G Corp.	South Korea	10,191	799
Nestle SA	Switzerland	11,655	5,824
Reckitt Benckiser Group PLC	United Kingdom	58,145	3,221
Shiseido Co., Ltd.	Japan	87,000	2,300
Shoppers Drug Mart Corp.	Canada	34,955	1,769
Unilever NV	Netherlands	136,130	4,571
Woolworths, Ltd.	Australia	116,870	3,097

Total			40,799

Energy (8.6%)
* Artumas Group, Inc.	Norway	102,955	485
BP PLC	United Kingdom	235,005	2,388
CNOOC, Ltd.	Hong Kong	826,000	1,218
Eni S.p.A.	Italy	63,145	2,153
Expro International Group PLC	United Kingdom	88,155	2,047
Nexen, Inc.	Canada	96,460	2,862
Petroleo Brasileiro SA, ADR	Brazil	36,800	3,759
* Reliance Industries, Ltd.	India	51,526	2,908
Saipem SPA	Italy	123,210	4,988
Seadrill, Ltd.	Norway	54,500	1,461
Suncor Energy, Inc.	Canada	29,645	2,865

Total			27,134

Financials (13.9%)
Allied Irish Banks PLC	Ireland	40,415	861
Anglo Irish Bank Corp. PLC	Ireland	116,829	1,568
Banco Espirito Santo SA	Portugal	145,760	2,534
Banco Santander SA	Spain	168,295	3,353
BNP Paribas	France	9,125	920
Cathay Financial Holding Co., Ltd.	Taiwan	1,081,000	2,758
Hang Seng Bank, Ltd.	Hong Kong	31,400	568
HBOS PLC	United Kingdom	51,150	568

Housing Development Finance Corp., Ltd.	India	45,470	2,702
HSBC Holdings PLC	United Kingdom	24,700	2,033
ICICI Bank, Ltd.	India	25,492	489
Industrial & Commercial Bank of China, Ltd.	China	2,164,000	1,507
Intesa Sanpaolo	Italy	224,840	1,585
Julius Baer Holding AG	Switzerland	50,340	3,710
Manulife Financial Corp.	Canada	104,130	3,956
Piraeus Bank SA	Greece	78,055	2,401
Prudential PLC	United Kingdom	41,441	547
PT Bank Rakyat Indonesia	Indonesia	1,588,500	1,087
* Samsung Fire & Marine Insurance Co., Ltd.	South Korea	7,115	1,469
Standard Chartered PLC	United Kingdom	47,450	1,622
Sun Hung Kai Properties, Ltd.	Hong Kong	56,000	867
* TAG Tegernsee Immobilien und Beteiligungs AG	Germany	93,020	874
The Toronto-Dominion Bank	Canada	31,740	1,951
UBS AG	Switzerland	21,165	615
UniCredit SpA	Italy	362,110	2,424
Zurich Financial Services AG	Switzerland	3,738	1,177

Total			44,146

Health Care (9.6%)
CSL, Ltd.	Australia	113,885	3,842
Daiichi Sankyo Co., Ltd.	Japan	125,700	3,714
Getinge AB	Sweden	117,300	3,040
Novartis AG	Switzerland	48,600	2,491
Roche Holding AG	Switzerland	26,295	4,949
Stada Arzneimittel AG	Germany	20,220	1,469
Terumo Corp.	Japan	66,900	3,490
Teva Pharmaceutical Industries, Ltd., ADR	Israel	111,415	5,145
* William Demant Holding A/S	Denmark	29,125	2,328

Total			30,468

Industrials (11.3%)
ABB, Ltd., ADR	Switzerland	149,060	4,013
Alstom	France	16,720	3,625
BAE Systems PLC	United Kingdom	444,370	4,279
Bharat Heavy Electricals, Ltd.	India	18,393	943
China Communications Construction Co., Ltd.	China	529,000	1,173
Deutsche Post AG	Germany	83,565	2,553
Far Eastern Textile, Ltd.	Taiwan	2,195,000	3,699
FLSmidth & Co. A/S	Denmark	34,840	3,448
Jaiprakash Associates, Ltd.	India	129,383	731
Kuehne & Nagel International AG	Switzerland	28,135	2,815
LG Corp.	South Korea	12,124	914
Mitsubishi Corp.	Japan	40,100	1,211
* Morphic Technologies AB	Sweden	261,600	471
* Q-Cells AG	Germany	3,085	306
* Renewable Energy Corp. AS	Norway	11,100	310
* Vestas Wind Systems A/S	Denmark	37,300	4,075
Vinci SA	France	17,380	1,256

Total			35,822

Information Technology (5.5%)
* Autonomy Corp. PLC	United Kingdom	203,790	3,714
EVS Broadcast Equipment SA	Belgium	21,945	2,358
* Gresham Computing PLC	United Kingdom	208,050	192
Kontron AG	Germany	80,294	1,292
Nippon Electric Glass Co., Ltd.	Japan	169,000	2,613
Samsung Electronics Co., Ltd.	South Korea	2,464	1,550
* Temenos Group AG	Switzerland	116,185	3,041
United Internet AG	Germany	128,525	2,766

Total			17,526

Materials (9.7%)
Anglo American PLC	United Kingdom	47,205	2,837
ArcelorMittal	Luxembourg	22,530	1,845
Barrick Gold Corp.	Canada	37,970	1,650
BHP Billiton, Ltd.	Australia	121,635	3,981
Companhia Vale do Rio Doce, ADR	Brazil	107,550	3,726
* Intex Resources ASA	Norway	414,110	703
K+S AG	Germany	16,695	5,463
Potash Corp. of Saskatchewan, Inc.	Canada	29,255	4,541
Syngenta AG	Switzerland	12,920	3,786
Yara International ASA	Norway	36,550	2,114

Total			30,646

Other Holdings (6.9%)
iShares MSCI EAFE Index Fund	United States	199,000	14,309
iShares MSCI Emerging Markets Index	United States	18,500	2,486
iShares MSCI Japan Index Fund	United States	397,450	4,916

Total			21,711

Telecommunication Services (2.8%)
China Mobile, Ltd.	Hong Kong	87,000	1,294
Chunghwa Telecom Co., Ltd.	Taiwan	398,000	1,047
Telefonica SA	Spain	99,051	2,846
Vodafone Group PLC	United Kingdom	1,179,580	3,533

Total			8,720

Utilities (4.2%)
CEZ	Czech Republic	28,260	2,153
E.On AG	Germany	18,415	3,409
National Grid PLC	United Kingdom	75,960	1,042
PT Perusahaan Gas Negara	Indonesia	720,000	1,107
Suez SA	France	50,055	3,285
Veolia Environnement	France	34,260	2,389

Total			13,385

Total Foreign Common Stock (Cost: $274,331)			288,268

Money Market Instruments (9.0%)
Federal Government and Agencies (5.1%)
Federal Home Loan Mtg Co., 2.13%, 4/23/08	United States	10,000,000	9,986
Federal Home Loan Mtg Co., 2.16%, 4/25/08	United States	5,000,000	4,993
(k) Federal Home Loan Mtg Co., 1.92%, 4/21/08	United States	900,000	899

Total			15,878

Finance Lessors (1.3%)
Thunder Bay Funding, Inc., 2.90%, 4/4/08	United States	2,000,000	2,000
Windmill Funding Corp., 2.78%, 4/24/08	United States	2,000,000	1,996

Total			3,996

Finance Services (0.6%)
Bryant Park Funding LLC, 2.75%, 4/22/08	United States	2,000,000	1,997

Total			1,997

Miscellaneous Business Credit Institutions (0.6%)
Park Avenue Receivables, 3.18%, 4/11/08	United States	2,000,000	1,998

Total			1,998

Security Brokers and Dealers (0.2%)
Lehman Brothers Holding, 3.20%, 4/1/08	United States	600,000	600

Total			600

Short Term Business Credit (0.6%)
Sheffield Receivables, 3.29%, 4/03/08	United States	2,000,000	2,000

Total			2,000

Utilities (0.6%)
Devon Enery Corp., 3.30%, 4/1/08	United States	2,000,000	2,000

Total			2,000

Total Money Market Instruments (Cost: $28,469)			28,469

Total Investments (100.1%) (Cost $302,800)(a)			316,737

Other Assets, Less Liabilities (-0.1%)			(363)

Net Assets (100.0%)			316,374

*	Non-Income Producing

ADR - American Depositary Receipt

(a)	At March 31, 2008 the aggregate cost of securities for federal tax purposes (in thousands) was $302,800 and the net unrealized appreciation of investments based on that cost was $13,937 which is comprised of $29,584 aggregate gross unrealized appreciation and $15,647 aggregate gross unrealized depreciation.

Investment Percentage by Country:

Switerland	11.1%
United Kingdom	9.3%
Germany	7.6%
Japan	6.3%
Canada	6.2%
Other	59.5%

Total	100.0%

(j)	Swap agreements outstanding on March 31, 2008:

Total Return Swaps

Counterparty	Reference Entity	Payments Made by the Fund	Payments Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation (Depreciation) (000’s)
Credit Suisse Securities (Europe) Ltd.	Japanese Equity Synthetic Return	1 Month USD-LIBOR +5 BPS	Japanese Equity Synthetic Return	8/2008	$14,691	$(326)

(k)	Securities with an aggregate market value of $899(in thousands) have been pledged as collateral for swap contracts outstanding on March 31, 2008.

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, “Fair Value Measurements” (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Portfolio has adopted FAS 157 effective January 1, 2008. A summary of the fair value hierarchy under FAS 157 is described below:

•	Level 1 – fair value is determined by quoted prices in active markets for identical securities

•

Level 2 – fair value is determined by other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, other data used in fair valuation)

•	Level 3 – fair value is determined by significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Portfolio’s assets at March 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments^
Level 1 – Quoted prices	288,258	—
Level 2 – Other significant observable inputs	28,479	(326)
Level 3 – Significant unobservable inputs	—	—

Total	316,737	(326)

^	Other financial instruments are derivative instruments such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Northwestern Mutual Series Fund, Inc.

MFS Research International Core Portfolio

Schedule of Investments

March 31, 2008 (unaudited)

Foreign Common Stocks (99.2%)	Country	Shares/ $ Par	Value $ (000's)
Capital Goods (23.3%)
Akzo Nobel NV	Netherlands	9,690	777
Anglo American PLC	United Kingdom	3,800	228
Bayerische Motoren Werke AG	Germany	6,280	347
BHP Billiton PLC	United Kingdom	36,030	1,070
Bridgestone Corp.	Japan	22,700	386
Bucyrus International, Inc. - Class A	United States	6,440	655
Compagnie Generale des Etablissements Michelin	France	3,630	379
Companhia Vale do Rio Doce	Brazil	12,700	438
* Corporacion GEO SAB de CV - Series B	Mexico	3,000	10
Corporacion Moctezuma, SAB de CV	Mexico	9,600	23
CRH PLC	Ireland	8,210	312
Duratex SA	Brazil	2,700	52
East Japan Railway Co.	Japan	56	466
Finmeccanica SPA	Italy	9,400	320
Geberit AG	Switzerland	2,875	428
Glory, Ltd.	Japan	14,400	306
Komatsu, Ltd.	Japan	18,200	505
Linde AG	Germany	4,560	644
LS Industrial Systems Co., Ltd.	South Korea	3,800	234
Makhteshim-Agan Industries, Ltd.	Israel	16,680	122
Omron Corp.	Japan	14,300	293
* Paladin Energy, Ltd.	Australia	42,581	198
Rio Tinto PLC	United Kingdom	3,300	343
* SARE Holding, SA De CV - Class B	Mexico	8,500	12
Schneider Electric SA	France	3,574	462
Siemens AG	Germany	5,140	557
TNT NV	Netherlands	5,600	208
URBI Desarrollos Urbanos SA	Mexico	13,900	46
Yamaha Motor Co., Ltd.	Japan	18,700	344
Yamato Holdings Co., Ltd.	Japan	34,000	498

Total			10,662

Consumer Discretionary (8.0%)
Adidas AG	Germany	12,930	859
Antena 3 de Television SA	Spain	11,420	157
Billabong International, Ltd.	Australia	13,379	159
Grupo Televisa SA, ADR	Mexico	21,700	526
Kingfisher PLC	United Kingdom	81,600	214
LVMH Moet Hennessy Louis Vuitton SA	France	6,800	757
Next PLC	United Kingdom	5,590	126
WPP Group PLC	United Kingdom	71,390	852

Total			3,650

Consumer Staples (6.9%)
Diageo PLC	United Kingdom	15,290	308
Heineken NV	Netherlands	9,340	542
Kao Corp.	Japan	15,000	425
Kimberly-Clark de Mexico, SAB de CV - Class A	Mexico	51,010	227
Nestle SA	Switzerland	2,359	1,180
Nong Shim Co., Ltd.	South Korea	425	77
Reckitt Benckiser Group PLC	United Kingdom	7,180	398

Total			3,157

Energy (13.5%)
E.ON AG	Germany	6,940	1,284
Eni SPA	Italy	19,590	668
Gaz de France SA	France	4,260	257
Gazprom, ADR	Russia	7,220	368
Inpex Holdings, Inc.	Japan	28	312
OMV AG	Austria	1,600	106
Petroleo Brasileiro SA, ADR	Brazil	2,950	301
PTT Public Co., Ltd.	Thailand	21,400	215
Saipem SPA	Italy	5,950	241
StatoilHydro ASA	Norway	26,020	780
Suez SA	France	4,540	298
Tokyo Gas Co., Ltd.	Japan	41,000	166
Total SA	France	16,260	1,208

Total			6,204

Financials (25.7%)
Aeon Credit Services Co., Ltd.	Japan	15,400	206
Anglo Irish Bank Corp. PLC	Ireland	35,420	475
Australia and New Zealand Banking Group, Ltd.	Australia	21,930	452
Axa	France	23,220	843
Bank of Communications Co., Ltd.	China	316,000	368
Bank of Cyprus Public Co., Ltd.	Greece	38,590	457
Barclays PLC	United Kingdom	106,160	954
BNP Paribas	France	9,240	932
BOC Hong Kong Holdings, Ltd.	Hong Kong	182,000	439
Capitaland, Ltd.	Singapore	121,000	558
* CSU Cardsystem SA	Brazil	14,550	40
DBS Group Holdings, Ltd.	Singapore	37,000	484
Deutsche Postbank AG	Germany	1,980	189
Erste Bank der Oesterreichischen Sparkassen AG	Austria	7,740	502
* Fortis	Belgium	9,300	0
Fortis	Belgium	25,150	634
Macquarie Group, Ltd.	Australia	6,700	323
Nomura Holdings, Inc.	Japan	34,700	519
Old Mutual PLC	United Kingdom	149,220	327
Standard Bank Group, Ltd.	South Africa	14,506	158
Standard Chartered PLC	United Kingdom	10,849	371
Sumitomo Mitsui Financial Group, Inc.	Japan	57	375
UBI Banca - Unione di Banche Italiane Scpa	Italy	24,902	638
UBS AG	Switzerland	13,585	395
Unibanco - Uniao de Bancos Brasileiros SA	Brazil	2,580	301
UniCredit SPA	Italy	123,665	828

Total			11,768

Health Care (7.1%)
* Actelion, Ltd.	Switzerland	4,187	228
Astellas Pharma, Inc.	Japan	7,400	287
Bayer AG	Germany	6,350	509
Merck KGaA	Germany	4,850	598
Novartis AG	Switzerland	15,920	816
Roche Holding AG	Switzerland	4,410	829

Total			3,267

Information Technology (8.7%)
Bunzl PLC	United Kingdom	16,480	232
Funai Electric Co., Ltd.	Japan	1,900	65
HCL Technologies, Ltd.	India	13,540	85
Hoya Corp.	Japan	4,700	110
Intertek Group PLC	United Kingdom	10,630	218
JFE Shoji Holdings, Inc.	Japan	15,000	105

Konica Minolta Holdings, Inc.	Japan	16,500	224
Koninklijke (Royal) Philips Electronics NV	Netherlands	8,790	336
Mitsubishi Corp.	Japan	10,000	302
Mitsui & Co., Ltd.	Japan	11,000	223
Nippon Electric Glass Co., Ltd.	Japan	9,000	139
Ricoh Co., Ltd.	Japan	27,000	444
Samsung Electronic Co., Ltd.	South Korea	434	273
Sap AG	Germany	7,700	383
Satyam Computer Services, Ltd.	India	11,660	115
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	101,000	210
Trend Micro, Inc.	Japan	5,500	216
* Universo Online SA - UOL	Brazil	16,300	70
Venture Corp., Ltd.	Singapore	29,000	222

Total			3,972

Telecommunication Services (6.0%)
America Movil SAB de CV, ADR - Series L	Mexico	6,300	401
MTN Group, Ltd.	South Africa	8,380	127
Rogers Communications, Inc.	Canada	6,870	247
Telefonica SA	Spain	29,180	839
Telenor ASA	Norway	26,430	506
Vodafone Group PLC	United Kingdom	203,010	608

Total			2,728

Total Foreign Common Stocks (Cost: $ 47,729)			45,408

Money Market Investments (0.6%)
Other Holdings (0.6%)
Societe Generale Discount Note, 2.80%, 4/1/08	United States	281,000	281

Total Money Market Investments (Cost: $ 281)			281

Total Investments (99.8%) (Cost $48,010)(a)			45,689

Other Assets, Less Liabilities (0.2%)			114

Net Assets (100.0%)			45,803

*	Non-Income Producing

ADR after the name of a security represents – American Depositary Receipt.

(a)	At March 31, 2008 the aggregate cost of securities for federal tax purposes (in thousands) was $48,010 and the net unrealized depreciation of investments based on that cost was $2,321 which is comprised of $2,018 aggregate gross unrealized appreciation and $4,339 aggregate gross unrealized depreciation.

Investment Percentage by Country:

Japan	15.1%
United Kingdom	13.7%
Germany	11.7%
France	11.3%
Switzerland	8.5%
Italy	5.9%
Other	33.8%

Total	100.0%

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, “Fair Value Measurements” (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Portfolio has adopted FAS 157 effective January 1, 2008. A summary of the fair value hierarchy under FAS 157 is described below:

•	Level 1 – fair value is determined by quoted prices in active markets for identical securities

•

Level 2 – fair value is determined by other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, other data used in fair valuation)

•	Level 3 – fair value is determined by significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Portfolio’s assets at March 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments^
Level 1 – Quoted prices	45,408	—
Level 2 – Other significant observable inputs	281	—
Level 3 – Significant unobservable inputs	—	—

Total	45,689	—

^	Other financial instruments are derivative instruments such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument. At March 31, 2008, the Portfolio does not hold any derivative instruments.

Northwestern Mutual Series Fund, Inc.

Franklin Templeton International Equity Portfolio

Schedule of Investments

March 31, 2008 (unaudited)

Foreign Common Stock (92.2%)	Country	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (13.5%)
Accor SA	France	173,000	12,635
Bayerische Motoren Werke AG	Germany	380,920	21,042
British Sky Broadcasting Group PLC	United Kingdom	1,864,690	20,595
Burberry Group PLC	United Kingdom	738,190	6,600
Compagnie Generale des Etablissements Michelin	France	260,200	27,161
Compass Group PLC	United Kingdom	2,915,350	18,645
GKN PLC	United Kingdom	2,091,540	12,629
Hyundai Motor Co.	South Korea	264,580	21,079
Kingfisher PLC	United Kingdom	3,825,490	10,022
Mediaset SPA	Italy	1,497,610	13,855
NGK SPARK PLUG Co., Ltd.	Japan	550,000	7,151
Pearson PLC	United Kingdom	697,770	9,438
Reed Elsevier NV	Netherlands	558,652	10,654
Sony Corp.	Japan	323,400	12,880
Thomson	France	1,088,780	7,563
Valeo SA	France	135,280	5,365
Wolters Kluwer NV	Netherlands	166,630	4,412
Yell Group PLC	United Kingdom	1,590,550	4,861
* Zon Multimedia Servicos de Telecomunicacoes e Multimedia	Portugal	89,113	1,057
SGPS SA

Total			227,644

Consumer Staples (2.6%)
Cadbury Schweppes PLC	United Kingdom	1,086,340	11,933
Nestle SA	Switzerland	38,980	19,479
Unilever PLC	United Kingdom	348,295	11,744

Total			43,156

Energy (6.6%)
BP PLC	United Kingdom	1,037,940	10,547
China Shenhua Energy Co., Ltd.	China	1,578,500	6,298
ENI SPA	Italy	414,535	14,136
Gazprom, ADR	Russia	162,350	8,280
Repsol YPF SA	Spain	493,680	17,038
Royal Dutch Shell PLC - Class B	United Kingdom	704,315	23,706
SBM Offshore NV	Netherlands	451,200	14,553
Total SA	France	205,958	15,295

Total			109,853

Financials (19.7%)
ACE, Ltd.	Bermuda	234,580	12,916
Australia and New Zealand Banking Group, Ltd.	Australia	89,588	1,846
Aviva PLC	United Kingdom	1,715,770	21,027
AXA	France	512,174	18,590
Banco Santander SA	Spain	906,009	18,051
Cheung Kong Holdings, Ltd.	Hong Kong	1,035,000	14,695
DBS Group Holdings, Ltd.	Singapore	1,192,000	15,588
HSBC Holdings PLC	United Kingdom	1,474,937	24,031
ING Groep NV	Netherlands	683,040	25,579
Kookmin Bank	South Korea	226,500	12,670
Lloyds TSB Group PLC	United Kingdom	1,165,150	10,429

Mitsubishi UFJ Financial Group, Inc.	Japan	565,000	4,875
Mitsubishi UFJ Financial Group, Inc., ADR	Japan	222,000	1,931
National Australia Bank, Ltd.	Australia	514,532	14,177
Nomura Holdings, Inc.	Japan	332,400	4,969
Nordea Bank AB	Sweden	1,536,530	24,840
Old Mutual PLC	United Kingdom	4,953,850	10,864
Royal Bank of Scotland Group PLC	United Kingdom	1,816,680	12,159
Sompo Japan Insurance, Inc.	Japan	1,103,000	9,738
Standard Chartered PLC	United Kingdom	370,360	12,657
Swire Pacific, Ltd.	Hong Kong	1,276,500	14,401
Swiss Re	Switzerland	180,212	15,742
UBS AG	Switzerland	716,150	20,812
UniCredit SPA	Italy	860,800	5,762
XL Capital, Ltd. - Class A	Bermuda	94,850	2,803

Total			331,152

Health Care (6.1%)
Agfa Gevaert NV	Belgium	291,272	2,276
Celesio AG	Germany	261,230	12,933
GlaxoSmithKline PLC	United Kingdom	621,430	13,147
Lonza Group AG	Switzerland	162,050	21,490
Norvartis AG	Switzerland	424,920	21,779
Olympus Corp.	Japan	236,500	7,165
Sanofi-Aventis	France	164,625	12,351
Takeda Pharmaceutical Co., Ltd.	Japan	208,500	10,438

Total			101,579

Industrials (12.8%)
Atlas Copco AB	Sweden	1,330,560	22,729
BAE Systems PLC	United Kingdom	3,411,020	32,850
Deutsche Post AG	Germany	602,100	18,393
Empresa Brasileira de Aeronautica SA, ADR	Brazil	416,340	16,450
Hutchison Whampoa, Ltd.	Hong Kong	1,826,000	17,245
Koninklijke (Royal) Philips Electronics NV	Netherlands	449,135	17,181
Qantas Airways, Ltd.	Australia	2,552,550	9,168
Rentokil Initial PLC	United Kingdom	2,672,940	5,159
Rolls-Royce Group PLC	United Kingdom	1,916,990	15,332
* Rolls-Royce Group PLC - Class B	United Kingdom	171,762,304	341
Securitas AB - Class B	Sweden	652,300	8,618
Securitas Systems AB - Class B	Sweden	652,300	1,899
Shanghai Electric Group Co., Ltd.	China	5,022,000	3,026
Siemens AG, ADR	Germany	199,230	21,704
Smiths Group PLC	United Kingdom	320,326	5,976
* Vestas Wind Systems A/S	Denmark	167,380	18,285

Total			214,356

Information Technology (8.7%)
* Check Point Software Technologies, Ltd.	Israel	387,430	8,678
Compal Electronics, Inc.	Taiwan	6,005,372	5,762
FUJIFILM Holdings Corp.	Japan	159,300	5,641
Hitachi, Ltd.	Japan	1,198,000	7,103
* Infineon Technologies AG	Germany	1,122,690	7,887
Lite-On Technology Corp.	Taiwan	3,450,623	4,015
Mabuchi Motor Co., Ltd.	Japan	168,400	8,126
Nintendo Co., Ltd.	Japan	64,600	33,312
Samsung Electronics Co., Ltd.	South Korea	46,140	29,026
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	10,115,000	21,010
Toshiba Corp.	Japan	2,350,000	15,701

Total			146,261

Materials (5.0%)
Akzo Nobel NV	Netherlands	111,700	8,962
Alumina, Ltd.	Australia	1,908,930	9,944
BASF SE	Germany	109,300	14,721
Companhia Vale do Rio Doce, ADR	Brazil	881,000	25,682
* Domtar Corp.	United States	1,006,610	6,894
Norske Skogindustrier ASA	Norway	978,371	3,410
Stora Enso OYJ - Class R	Finland	658,140	7,595
UPM-Kymmene OYJ	Finland	394,760	7,011

Total			84,219

Telecommunication Services (11.2%)
China Telecom Corp., Ltd.	China	17,338,000	10,894
Chunghwa Telecom Co. Ltd., ADR	Taiwan	301,430	7,843
France Telecom SA	France	756,770	25,448
KT Corp., ADR	South Korea	385,100	9,146
Nippon Telegraph and Telephone Corp.	Japan	1,930	8,326
Portugal Telecom SGPS SA	Portugal	632,670	7,351
SK Telecom Co., Ltd.	South Korea	322,890	6,978
Telefonica SA, ADR	Spain	395,838	34,245
Telefonos de Mexico SAB de CV, ADR	Mexico	514,688	19,352
Telenor ASA	Norway	1,208,610	23,140
Turkcell Iletisim Hizmetleri AS	Turkey	1,315,060	10,940
Vodafone Group PLC	United Kingdom	8,017,483	24,011

Total			187,674

Utilities (6.0%)
E.ON AG	Germany	146,700	27,157
Electricite de France	France	258,050	22,452
Iberdrola SA	Spain	682,240	10,577
Korea Electric Power Corp.	South Korea	365,650	11,095
National Grid PLC	United Kingdom	666,512	9,147
Suez SA	France	314,910	20,667

Total			101,095

Total Foreign Common Stock (Cost: $1,123,135)			1,546,989

Money Market Instruments (7.3%)
Autos (3.6%)
Daimler Chrysler Auto, 3.10%, 4/17/08	United States	20,000,000	19,972
Fcar Owner Trust I, 2.95%, 4/4/08	United States	20,000,000	19,996
New Center Asset Trust, 3.00%, 4/7/08	United States	10,000,000	9,995
New Center Asset Trust, 3.00%, 4/21/08	United States	10,000,000	9,983

Total			59,946

Finance Services (1.2%)
Barton Capital, 3.05%, 4/2/08	United States	10,000,000	9,999
Bryant Park Funding LLC, 3.10%, 4/15/08	United States	10,000,000	9,988

Total			19,987

Miscellaneous Business Credit Institutions (0.6%)
Park Avenue Receivables, 3.18%, 4/11/08	United States	10,000,000	9,991

Total			9,991

Security Brokers and Dealers (0.7%)
Lehman Brothers Holding, 3.20%, 4/1/08	United States	11,700,000	11,700

Total			11,700

Short Term Business Credit (1.2%)
Old Line Funding Corp., 3.10%, 4/11/08	United States	10,000,000	9,991
Sheffield Receivables, 2.75%, 4/22/08	United States	10,000,000	9,984

Total			19,975

Total Money Market Instruments (Cost: $121,599)			121,599

Total Investments (99.5%) (Cost $1,244,734)(a)			1,668,588

Other Assets, Less Liabilities (0.5%)			7,901

Net Assets (100.0%)			1,676,489

*	Non-Income Producing

ADR after the name of a security represents - American Depositary Receipt.

(a)	At March 31, 2008 the aggregate cost of securities for federal tax purposes (in thousands) was $1,244,734 and the net unrealized appreciation of investments based on that cost was $423,854 which is comprised of $535,743 aggregate gross unrealized appreciation and $111,889 aggregate gross unrealized depreciation.

Investment Percentage by Country:

United Kingdom	21.8%
France	10.8%
Japan	8.9%
Germany	8.0%
Switzerland	6.4%
South Korea	5.8%
Netherlands	5.3%
Spain	5.2%
Other	27.8%

Total	100.0%

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, “Fair Value Measurements” (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Portfolio has adopted FAS 157 effective January 1, 2008. A summary of the fair value hierarchy under FAS 157 is described below:

•	Level 1 – fair value is determined by quoted prices in active markets for identical securities

•

Level 2 – fair value is determined by other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, other data used in fair valuation)

•	Level 3 – fair value is determined by significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Portfolio’s assets at March 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments^
Level 1 – Quoted prices	1,546,989	—
Level 2 – Other significant observable inputs	121,599	—
Level 3 – Significant unobservable inputs	—	—

Total	1,668,588	—

^	Other financial instruments are derivative instruments such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument. At March 31, 2008, the Portfolio does not hold any derivative instruments.

Northwestern Mutual Series Fund, Inc.

MFS Emerging Markets Equity Portfolio

Schedule of Investments

March 31, 2008 (unaudited)

Foreign Common Stocks (96.8%)	Country	Shares/ $ Par	Value $ (000’s)
Capital Goods (22.2%)
Anglo American PLC	United Kingdom	14,840	892
Aracruz Celulose SA, ADR	Brazil	9,840	672
Arcelormittal South Africa, Ltd.	South Africa	19,031	462
Asiatic Development Berhad	Malaysia	189,700	498
Bharat Heavy Electricals, Ltd.	India	7,270	373
China Steel Corp.	Taiwan	378,000	597
Companhia Vale do Rio Doce, ADR	Brazil	96,620	3,347
Corporacion Moctezuma SAB de CV	Mexico	217,100	519
Denway Motors, Ltd.	Hong Kong	1,000,000	424
* Desarrolladora Homex SA de CV, ADR	Mexico	8,720	506
Formosa Chemicals & Fibre Corp.	Taiwan	151,000	392
Formosa Plastics Corp.	Taiwan	169,000	511
Grupo Mexico SAB de CV - Series B	Mexico	177,900	1,181
Impala Platinum Holdings, Ltd.	South Africa	26,090	1,007
IOI Corp. Berhad	Malaysia	193,400	429
KGHM Polska Miedz SA	Poland	10,480	482
Larsen & Toubro, Ltd.	India	6,787	512
LG Chem, Ltd.	South Korea	7,090	530
Makhteshim-Agan Industries, Ltd.	Israel	61,930	453
Mining And Metallurgical Co. Norilsk Nickel/GMK Norilsk Nickel, ADR	Russia	44,620	1,238
Murray & Roberts Holdings, Ltd.	South Africa	79,666	938
Orascom Construction Industries	Egypt	4,344	327
PT Astra Agro Lestari Tbk	Indonesia	163,500	459
PT Astra International Tbk	Indonesia	194,000	511
* SARE Holding SA de CV - Class B	Mexico	544,500	752
The Siam Cement Public Co., Ltd.	Thailand	107,200	742
Southern Copper Corp.	United States	5,770	599
Tofas Turk Otomobil Fabrikasi AS	Turkey	35,636	115
Usinas Siderurgicas de Minas Gerais SA	Brazil	10,500	589

Total			20,057

Consumer Discretionary (4.5%)
Copa Holdings SA - Class A	Panama	14,220	542
* Dufry South America, Ltd.	Hong Kong	23,460	426
Grupo Televisa SA, ADR	Mexico	29,010	703
Lotte Shopping Co., Ltd.	South Korea	1,069	324
Macquarie Korea Infrastructure Fund	South Korea	66,970	452
Massmart Holdings, Ltd.	South Africa	38,970	321
Resorts World Berhad	Malaysia	435,500	468
(n)* Resorts World Berhard Rights - April 2008 Expiration	Malaysia	41,570	3
Wal-Mart De Mexico SAB de CV	Mexico	183,200	782

Total			4,021

Consumer Staples (4.1%)
Coca-Cola Hellenic Bottling Co. SA	Greece	12,040	561
Grupo Continental SAB	Mexico	202,550	486
Grupo Modelo SA de CV - Series C	Mexico	97,000	425
ITC, Ltd.	India	100,370	516
KT&G Corp.	South Korea	5,086	399
Natura Cosmeticos SA	Brazil	55,050	561
PT Hanjaya Mandala Sampoerna Tbk	Indonesia	237,000	335
Tiger Brands, Ltd.	South Africa	15,270	251
Tradewinds (Malaysia) Berhad	Malaysia	126,800	182

Total			3,716

Energy (25.2%)
CEZ	Czech Republic	16,910	1,289
CNOOC, Ltd.	Hong Kong	849,000	1,252
Eletropaulo Metropolitana SA - Class B	Brazil	11,190,000	880
Gazprom, ADR	Russia	139,880	7,133
Manila Water Co.	Philippines	2,800,000	1,190
NTPC, Ltd.	India	96,555	474
Oil and Natural Gas Corp., Ltd.	India	13,735	336
Petroleo Brasileiro SA, ADR	Brazil	55,750	5,693
Reliance Industries, Ltd.	India	33,798	1,908
Sasol	South Africa	33,390	1,600
Tenaga Nasional Berhad	Malaysia	221,000	508
Tenaris SA, ADR	Argentina	12,270	612

Total			22,875

Financials (16.6%)
ABSA Group, Ltd.	South Africa	40,280	504
African Bank Investments, Ltd.	South Africa	168,720	554
Akbank TAS	Turkey	74,900	314
AMMB Holdings Berhad	Malaysia	361,200	388
* Asya Katilim Bankasi AS	Turkey	43,516	272
Banco de Oro-EPCI, Inc.	Philippines	363,700	453
Banco Marco SA, ADR	Argentina	16,030	406
Banco Santander Chile SA, ADR	Chile	9,260	484
Bumiputra-Commerce Holdings Berhad	Malaysia	113,000	352
Capitaland, Ltd.	Singapore	99,000	457
Cathay Financial Holding Co., Ltd.	Taiwan	276,000	704
China Construction Bank Corp. - Class H	China	1,431,000	1,061
China Development Financial Holding Corp.	Taiwan	1,174,000	541
* Chinatrust Financial Holding Co., Ltd.	Taiwan	452,000	437
* CSU Cardsystem SA	Brazil	125,880	344
First Financial Holding Co., Ltd.	Taiwan	539,000	565
FirstRand, Ltd.	South Africa	252,310	498
Grupo Financiero Banorte SAB de CV - Class O	Mexico	111,600	483
Nedbank Group, Ltd.	South Africa	19,419	280
* Old Mutual PLC	United Kingdom	214,460	470
(n) OTP Bank Nyrt.	Hungary	6,110	499
PT Bank Rakyat Indonesia	Indonesia	511,000	350
PT Hanjaya Mandala Sampoerna Tbk	Indonesia	1,050,000	371
Redecard SA	Brazil	33,100	551
Sanlam, Ltd.	South Africa	267,390	630
* Soho China, Ltd.	China	486,000	327
Standard Bank Group, Ltd.	South Africa	60,681	660
Turkiye Garanti Bankasi AS	Turkey	100,760	453
Turkiye Is Bankasi	Turkey	105,290	390
* Unibanco - Uniao de Bancos Brasileiros SA	Brazil	6,200	723
* VTB Bank OJSC	Russia	68,300	482

Total			15,003

Information Technology (8.0%)
AU Optronics Corp.	Taiwan	251,000	435
Delek Automotive Systems, Ltd.	Israel	34,294	482
Delta Electronics, Inc.	Taiwan	160,000	473
High Tech Computer Corp.	Taiwan	23,900	537
Infosys Technologies, Ltd., ADR	India	24,890	890
Innolux Display Corp.	Taiwan	180,620	475
* LPS Brasil - Consultoria de Imoveis SA	Brazil	32,118	571
Media Tek, Inc.	Taiwan	51,000	672
* NHN Corp.	South Korea	1,741	406
Satyam Computer Services, Ltd.	India	36,530	359
* Sime Darby Berhad	Malaysia	132,400	387

Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	578,000	1,202
Universo Online SA - UOL	Brazil	79,400	342

Total			7,231

Telecommunication Services (16.2%)
America Movil SAB de CV, ADR - Series L	Mexico	53,790	3,425
(n) AS Eesti Telekom	Estonia	13,920	521
China Mobile, Ltd.	Hong Kong	194,000	2,887
Chunghwa Telecom Co., Ltd.	Taiwan	300,909	791
Egyptian Co.	Egypt	13,680	495
Mobile TeleSystems, ADR	Russia	14,260	1,082
MTN Group, Ltd.	South Africa	82,790	1,256
Philippine Long Distance Telephone Co.	Philippines	13,500	910
PT Telekomunikasi Indonesia	Indonesia	717,500	752
Sistema JSFC	Russia	13,690	439
Telecom Argentina SA, ADR	Argentina	19,920	422
Turkcell Iletisim Hizmetleri AS, ADR	Turkey	20,490	428
Vimpel Communications, ADR	Russia	39,640	1,185

Total			14,593

Total Foreign Common Stocks (Cost: $83,239)			87,496

Warrants (2.0%)
Financials (2.0%)
(n)* Emaar Properties - January 2010 Expiration	United Arab Emirates	129,740	385

(n)* Sberbank - May 2010 Expiration	Russia	450	1,406

Total Warrants (Cost: $2,200)			1,791

Money Market Investments (2.6%)
Other Holdings (2.6%)
Societe Generale Discount Note, 2.80%, 4/1/08	United States	2,341,000	2,341

Total Money Market Investments (Cost: $2,341)			2,341

Total Investments (101.4%) (Cost $87,780)(a)			91,628

Other Assets, Less Liabilities (-1.4%)			(1,301)

Net Assets (100.0%)			90,327

*	Non-Income Producing

ADR after the name of a security represents – American Depositary Receipt.

(a)	At March 31, 2008 the aggregate cost of securities for federal tax purposes was $87,780 (in thousands) and the net unrealized appreciation of investments based on that cost was $3,848 which is comprised of $9,898 aggregate gross unrealized appreciation and $6,050 aggregate gross unrealized depreciation.

Investment Percentage by Country:

Brazil	15.6%
Russia	14.1%
Mexico	9.9%
South Africa	9.8%
Taiwan	9.1%
India	6.0%
Hong Kong	5.6%
Other	29.9%
Total	100.0%

(h)	Forward foreign currency contract outstanding on March 31, 2008

		Principal Amount Covered By Contract	Settlement	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Type		(000’s)	Month	(000’s)	(000’s)	(000’s)
BUY	TRY	853	5/09	$50	$—	$50

SELL	TRY	853	5/09	$—	$(54)	$(54)

						$(4)

TRY – New Turkish Lira

(n)	At March 31, 2008 portfolio securities with a aggregate market value of $2,814 (in thousands) were valued with reference to securities whose prices are more readily obtainable.

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, “Fair Value Measurements” (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Portfolio has adopted FAS 157 effective January 1, 2008. A summary of the fair value hierarchy under FAS 157 is described below:

•	Level 1 – fair value is determined by quoted prices in active markets for identical securities

•

Level 2 – fair value is determined by other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, other data used in fair valuation)

•	Level 3 – fair value is determined by significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Portfolio’s assets at March 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments^
Level 1 – Quoted prices	86,473	(4)
Level 2 – Other significant observable inputs	5,155	—
Level 3 – Significant unobservable inputs	—	—

Total	91,628	(4)

^	Other financial instruments are derivative instruments such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Northwestern Mutual Series Fund, Inc.

Money Market Portfolio

Schedule of Investments

March 31, 2008 (unaudited)

Money Market Investments (99.9%)	Shares/ $ Par	Value $ (000’s)
Asset-Backed Securities (5.7%)
Capital Auto Receivables Asset Trust, Series 2007-4, Class A1 4.20%, 11/17/08	4,422,682	4,423
Capital Auto Receivables Asset Trust, Series 2008-1, Class A1, 3.3855%, 2/17/09 144A	7,002,372	7,002
Carmax Auto Owner Trust, Series 2007-3, Class A1, 5.8386%, 9/15/08	164,585	165
Carmax Auto Owner Trust, Series 2008-1, Class A1, 4.45%, 1/15/09	5,273,323	5,273
Daimler Chrysler Auto Trust, Series 2007-A 4.945%, 11/10/08 144A	4,112,525	4,113
Daimler Chrysler Auto Trust, Series 2008-A, Class A1, 3.152%, 3/9/09 144A	8,682,730	8,682

Total		29,658

Autos (14.5%)
American Honda Finance Corp., 4.72%, 1/8/09, 144A	9,300,000	9,300
Daimler Chrysler Auto, 2.70%, 6/2/08	6,000,000	5,972
Daimler Chrysler Auto, 3.15%, 4/14/08	10,000,000	9,989
Daimler Chrysler Auto, 3.50%, 4/2/08	6,000,000	5,999
Fcar Owner Trust I, 2.77%, 7/15/08	7,000,000	6,943
Fcar Owner Trust I, 3.00%, 4/30/08	6,000,000	5,986
Fcar Owner Trust I, 3.36%, 4/15/08	4,000,000	3,995
Fcar Owner Trust I, 4.31%, 4/25/08	5,000,000	4,986
New Center Asset Trust, 2.90%, 8/12/08	5,000,000	4,946
New Center Asset Trust, 2.95%, 5/16/08	7,000,000	6,974
New Center Asset Trust, 5.15%, 4/8/08	10,000,000	9,990

Total		75,080

Commercial Banks Non-US (4.7%)
HBOS Treasury Services PLC, 3.05813%, 5/8/09	3,400,000	3,400
Royal Bank of Scotland, 2.88%, 5/6/08	5,800,000	5,784
Royal Bank of Scotland, 2.95%, 5/8/08	5,000,000	4,985
Royal Bank of Scotland, 3.07%, 4/9/08	10,000,000	9,993

Total		24,162

Federal Government & Agencies (0.8%)
Federal Home Loan Mtg Co., 4.98%, 5/30/08	4,250,000	4,215

Total		4,215

Finance Lessors (11.8%)
Ranger Funding Co. LLC, 2.60%, 5/6/08	7,000,000	6,982
Ranger Funding Co. LLC, 3.02%, 4/11/08	15,000,000	14,988
Thunder Bay Funding, Inc., 2.72%, 4/21/08	7,000,000	6,989
Thunder Bay Funding, Inc., 2.85%, 4/28/08	4,000,000	3,991
Thunder Bay Funding, Inc., 3.20%, 4/17/08	6,000,000	5,991
Thunder Bay Funding, Inc., 4.40%, 4/7/08	5,000,000	4,996
Windmill Funding Corp., 2.85%, 6/17/08	5,000,000	4,970
Windmill Funding Corp., 3.24%, 4/16/08	8,000,000	7,990
Windmill Funding Corp., 3.24%, 4/18/08	4,000,000	3,994

Total		60,891

Finance Services (23.6%)

Alpine Securitization, 2.94%, 4/7/08	7,000,000	6,997
Alpine Securitization, 2.94%, 4/10/08	10,000,000	9,993
Alpine Securitization, 4.54%, 4/3/08	5,000,000	4,999
Barton Capital, 2.80%, 5/9/08	6,000,000	5,982
Barton Capital, 2.95%, 4/23/08	10,000,000	9,982
Barton Capital, 3.25%, 4/11/08	6,000,000	5,995
Bryant Park Funding LLC, 2.70%, 4/22/08	7,000,000	6,989
Bryant Park Funding LLC, 2.75%, 4/17/08	7,000,000	6,991
Bryant Park Funding LLC, 3.20%, 4/4/08	8,000,000	7,998
Ciesco LP, 3.02%, 5/13/08	5,000,000	4,982
Ciesco LP, 3.13%, 4/9/08	7,000,000	6,995
Ciesco LP, 3.23%, 4/15/08	10,000,000	9,987
Rabobank Financial Corp., 2.48%, 4/21/08	10,000,000	9,986
Rabobank Financial Corp., 2.49%, 4/1/08	13,500,000	13,500
Wells Fargo Co., 2.47%, 4/29/08	10,000,000	9,981

Total		121,357

Miscellaneous Business Credit Institutions (4.2%)
Park Avenue Receivables, 2.85%, 5/14/08	9,000,000	8,970
Park Avenue Receivables, 3.15%, 4/4/08	6,000,000	5,998
Park Avenue Receivables, 3.18%, 4/14/08	7,000,000	6,992

Total		21,960

National Commercial Banks (6.0%)
Bank of America Corp., 4.61%, 5/16/08	5,000,000	4,971
BankBoston NA, 6.375%, 4/15/08	6,075,000	6,078
Barclays Bank PLC/New York, 3.38%, 2/27/09	10,100,000	10,100
Barclays US Funding LLC, 4.70%, 5/13/08	5,000,000	4,973
Royal Bank of Canada/New York NY, 5.29%, 2/2/2009	5,000,000	5,113

Total		31,235

Personal Credit Institutions (8.1%)
American Express Credit, 2.54%, 5/23/08	10,000,000	9,963
American Express Credit, 2.99%, 6/3/08	6,000,000	5,969
American Express Credit, 3.02%, 4/2/08	6,000,000	5,999
American General Finance, 2.50%, 4/10/08	10,000,000	9,994
American General Finance, 2.97%, 4/4/08	10,000,000	9,998

Total		41,923

Security Brokers and Dealers (12.0%)
The Goldman Sachs Group, Inc., 3.875%, 1/15/09	10,000,000	10,058
Merrill Lynch, 4.65%, 5/2/08	5,000,000	4,980
Merrill Lynch, 4.84%, 6/6/08	3,000,000	2,973
Morgan Stanley Dean Witt, 3.08%, 6/27/08	7,000,000	6,948
Morgan Stanley Dean Witt, 4.59%, 8/15/08	4,000,000	3,931
Morgan Stanley Dean Witt, 4.71%, 7/11/08	4,000,000	3,947
Morgan Stanley Dean Witt, 4.86%, 6/13/08	5,000,000	4,951
UBS AG Stamford, 5.29%, 9/16/08	4,465,000	4,465
UBS Finance Delaware LLC, 2.84%, 4/24/08	10,000,000	9,982
UBS Finance Delaware LLC, 2.95%, 4/7/08	10,000,000	9,995

Total		62,230

Short Term Business Credit (8.5%)
Old Line Funding Corp., 2.95%, 4/24/08	5,000,000	4,991
Old Line Funding Corp., 3.15%, 4/3/08	5,000,000	4,999
Old Line Funding Corp., 3.15%, 4/18/08	7,000,000	6,990
Old Line Funding Corp., 3.23%, 4/1/08	5,000,000	5,000

Sheffield Receivables, 3.05%, 4/18/08	5,000,000	4,993
Sheffield Receivables, 3.14%, 4/7/08	7,000,000	6,996
Sheffield Receivables, 3.27%, 4/8/08	10,000,000	9,993

Total		43,962

Total Money Market Investments (Cost: $516,673)		516,673

Total Investments (99.9%) (Cost $516,673)(a)		516,673

Other Assets, Less Liabilities (0.1%)		600

Net Assets (100.0%)		517,273

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008 the value of these securities (in thousands) was $29,097, representing 5.63% of the net assets.

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, “Fair Value Measurements” (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Portfolio has adopted FAS 157 effective January 1, 2008. A summary of the fair value hierarchy under FAS 157 is described below:

•	Level 1 – fair value is determined by quoted prices in active markets for identical securities

•

Level 2 – fair value is determined by other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, other data used in fair valuation)

•	Level 3 – fair value is determined by significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with the rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. The following is a summary of the inputs used in valuing the Portfolio’s assets at March 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments^
Level 1 – Quoted prices	—	—
Level 2 – Other significant observable inputs	516,673	—
Level 3 – Significant unobservable inputs	—	—

Total	516,673	—

^	Other financial instruments are derivative instruments such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument. At March 31, 2008, the Portfolio does not hold any derivative instruments.

Northwestern Mutual Series Fund, Inc.

Short-Term Bond Portfolio

Schedule of Investments

March 31, 2008 (unaudited)

Municipal Bonds (0.2%)	Shares/ $ Par	Value $ (000’s)
Municipal Bonds (0.2%)
Illinois Finance Authority Pollution Control, Series 2005, 10.00%, 3/1/17 RB, XLCA	100,000	$100

Total Municipal Bonds (Cost: $100)		100

Corporate Bonds (31.8%)
Aerospace/Defense (1.3%)
BAE Systems Holdings, Inc., 4.75%, 8/15/10 144A	250,000	259
L-3 Communications Corp., 7.625%, 6/15/12	250,000	256
Northrop Grumman Corp., 7.125%, 2/15/11	250,000	270

Total		785

Auto Manufacturing (0.8%)
Daimler Finance NA LLC, 7.20%, 9/1/09	250,000	259
DaimlerChrysler NA Holding Corp., 5.75%, 9/8/11	250,000	255

Total		514

Banking (5.5%)
Bank of America Corp., 4.50%, 8/1/10	250,000	255
Bank of Scotland PLC, 5.625%, 7/20/09 144A	250,000	257
Bank One Corp., 6.00%, 8/1/08	250,000	252
Barclays Bank PLC, 7.40%, 12/15/09	390,000	415
CitiCorp, 6.375%, 11/15/08	249,000	254
Mellon Funding Corp., 3.25%, 4/1/09	185,000	184
National City Corp., 3.125%, 4/30/09	300,000	286
PNC Funding Corp., 7.50%, 11/1/09	250,000	263
Suntrust Bank, 4.55%, 5/25/09	250,000	252
U.S. Bancorp, 4.50%, 7/29/10	250,000	260
Wachovia Corp., 5.625%, 12/15/08	215,000	217
Washington Mutual, Inc., 4.20%, 1/15/10	250,000	210
Wells Fargo Bank NA, 7.55%, 6/21/10	268,000	290

Total		3,395

Beverage/Bottling (0.8%)
Coca-Cola Enterprises, 5.75%, 11/1/08	250,000	254
Pepsi Bottling Holdings, Inc., 5.625%, 2/17/09 144A	250,000	255

Total		509

Cable/Media/Broadcasting/Satellite (1.2%)
CBS Corp., 7.70%, 7/30/10	250,000	262
Comcast Corp., 5.45%, 11/15/10	250,000	258
Viacom, Inc., 5.75%, 4/30/11	250,000	253

Total		773

Electric Utilities (4.7%)
Appalachian Power Co., 6.60%, 5/1/09	138,000	142
Consolidated Edison Co. of New York, 4.70%, 6/15/09	250,000	254
Consumers Energy Co., 4.80%, 2/17/09	250,000	252
The Detroit Edison Co., 6.125%, 10/1/10	250,000	264
Duke Energy Corp., 4.50%, 4/1/10	250,000	256
Florida Power Corp., 4.50%, 6/1/10	250,000	257
Nevada Power Co., 6.50%, 4/15/12	250,000	257
Pacific Gas & Electric Co., 3.60%, 3/1/09	250,000	249
PacifiCorp, 4.30%, 9/15/08	250,000	251
PPL Electric Utilities Corp., 6.25%, 8/15/09	250,000	258
Public Service Co. of Colorado, 4.375%, 10/1/08	250,000	251
Virginia Electric & Power Co., 4.50%, 12/15/10	250,000	257

Total		2,948

Electronics (0.5%)
IBM Corp., 4.375%, 6/1/09	325,000	332

Total		332

Food Processors (0.4%)
Kraft Foods, Inc., 5.625%, 11/1/11	250,000	255

Total		255

Gas Pipelines (0.8%)
Enterprise Products Operating L.P., 4.625%, 10/15/09	250,000	253
Kinder Morgan Energy Partners, L.P., 6.30%, 2/1/09	250,000	255

Total		508

Independent Finance (1.0%)
American General Finance Corp., 4.625%, 5/15/09	250,000	248
General Electric Capital Corp., 5.25%, 10/19/12	25,000	26
General Motors Acceptance Corp. LLC, 7.75%, 1/19/10	100,000	86
International Lease Finance Corp., 5.45%, 3/24/11	250,000	250

Total		610

Industrials - Other (0.5%)
DR Horton, Inc., 7.875%, 8/15/11	250,000	242
Lennar Corp., 5.95%, 10/17/11	100,000	85

Total		327

Mortgage Banking (0.5%)
Countrywide Home Loans, Inc., 4.125%, 9/15/09	270,000	243
Residential Capital LLC, 6.00%, 2/22/11	100,000	49

Total		292

Oil and Gas (1.7%)
Anadarko Finance Co., 6.75%, 5/1/11	250,000	267
Burlington Resources, Inc., 6.40%, 8/15/11	250,000	272
Devon Financing Corp. ULC, 6.875%, 9/30/11	250,000	272
Tesoro Corp., 6.25%, 11/1/12	250,000	236

Total		1,047

Other Finance (1.6%)
Capmark Financial Group, 5.875%, 5/10/12 144A	100,000	63
World Financial Properties, 6.91%, 9/1/13 144A	1,003,368	958

Total		1,021

Paper and Forest Products (0.8%)
International Paper Co., 4.00%, 4/1/10	250,000	246
Weyerhaeuser Co., 5.95%, 11/1/08	250,000	254

Total		500

Railroads (1.9%)
Burlington North Santa Fe, 6.125%, 3/15/09	250,000	255
Canadian National Railways, 4.25%, 8/1/09	198,000	201
CSX Corp., 6.25%, 10/15/08	250,000	253
Norfolk Southern Corp., 6.75%, 2/15/11	237,000	255
Union Pacific Corp., 3.875%, 2/15/09	250,000	251

Total		1,215

Real Estate Investment Trusts (1.4%)
AvalonBay Communities, Inc., 7.50%, 8/1/19	390,000	401
Duke Realty LP, 5.625%, 8/15/11	250,000	241
Simon Property Group LP, 5.375%, 6/1/11	250,000	248

Total		890

Retail Food and Drug (0.8%)
CVS Corp., 4.00%, 9/15/09	250,000	250
Safeway, Inc., 7.50%, 9/15/09	250,000	263

Total		513

Retail Stores (1.2%)
Home Depot, Inc., 4.625%, 8/15/10	250,000	250
J.C. Penney Co., Inc., 8.00%, 3/1/10	250,000	261
Macy’s Retail Holdings, Inc., 6.30%, 4/1/09	250,000	250

Total		761

Security Brokers and Dealers (2.0%)
Credit Suisse USA, Inc., 5.50%, 8/16/11	225,000	233
Goldman Sachs Group, Inc., 6.875%, 1/15/11	250,000	267
Lehman Brothers Holdings, 4.25%, 1/27/10	250,000	241
Merrill Lynch & Co., Inc., 4.79%, 8/4/10	250,000	249
Morgan Stanley, 5.05%, 1/21/11	50,000	50
Morgan Stanley Dean Witter & Co., 6.75%, 04/15/11	200,000	210

Total		1,250

Telecommunications (2.0%)
AT&T, Inc., 4.125%, 9/15/09	293,000	295
Deutsche Telekom International Finance BV, 8.00%, 6/15/10	250,000	267
Rogers Wireless Inc., 9.625%, 5/1/11	200,000	222
Sprint Capital Corp., 7.625%, 1/30/11	250,000	231

Vodafone Group, 7.75%, 2/15/10	250,000	265

Total		1,280

Vehicle Parts (0.4%)
Johnson Controls, Inc., 5.25%, 1/15/11	250,000	258

Total		258

Total Corporate Bonds (Cost: $20,078)		19,983

Governments (15.7%)
Governments (15.7%)
(b) US Treasury, 3.125%, 11/30/09	2,622,000	2,686
(b) US Treasury, 3.375%, 11/30/12	4,675,000	4,870
US Treasury Inflation Index Bond, 0.875%, 4/15/10	2,228,040	2,280

Total Governments (Cost: $9,637)		9,836

Structured Products (45.6%)
Structured Products (45.6%)
Countrywide Home Loans, Inc., Series 2005-31, Class 2A1, 5.50%, 1/25/36	859,504	838
DLJ Commercial Mortgage Corp., Series 1998-CF2, Class A1B, 6.24%, 11/12/31	659,790	661
Federal Home Loan Mortgage Corp., 5.00%, 4/1/18	589,235	598
Federal Home Loan Mortgage Corp., 6.50%, 8/1/36	381,978	396
Federal Home Loan Mortgage Corp., 7.00%, 12/1/35	773,675	816
Federal National Mortgage Association, 5.00%, 5/1/20	1,871,528	1,893
Federal National Mortgage Association, 6.00%, 8/1/22	2,159,494	2,225
Federal National Mortgage Association, 6.50%, 7/1/37	279,959	290
Federal National Mortgage Association, 6.50%, 8/1/37	1,734,069	1,797
First Union National Bank Commercial Mortgage Trust, Series 1999-C4, Class E, 7.94%,	1,000,000	1,043
12/15/31 144A
Honda Auto Receivables Owner Trust, Series 2005-6, Class A3, 4.85%, 10/19/09	773,370	777
LB-UBS Commercial Mortgage Trust, Series 2001-WM, Class A2, 6.53%, 7/14/16 144A	1,500,000	1,544
LB-UBS Commercial Mortgage Trust, Series 2003-C7, Class A2, 4.064%, 9/15/27	182,720	180
MBNA Credit Card Master Note Trust, Series 2003-A6, Class A6, 2.75%, 10/15/10	2,250,000	2,251
Morgan Stanley Capital, Series 1998-XL2, Class B, 6.376%, 10/3/34	750,000	755
Morgan Stanley Capital, Series 1998-XL2, Class C, 6.376%, 10/3/34	750,000	755
Morgan Stanley Capital, Series 1999-FNV1, Class C, 6.80%, 3/15/31	1,000,000	1,010
Morgan Stanley Dean Witter Capital I, Inc., Series 2000-LIF2, Class A2, 7.20%,	197,571	204
Nordstrom Private Label Credit Card Master, Series 2007-1A, Class A, 4.92%, 5/15/13 144A	963,000	992
Thornburg Mortgage Securities Trust, Series 2006-1, Class A3, 2.77%, 1/25/46	1,696,765	1,666
Thornburg Mortgage Securities Trust, Series 2006-5, Class A1, 2.72%, 9/25/46	1,140,971	1,065
Thornburg Mortgage Securities Trust, Series 2007-2, Class A3A, 2.73%, 6/25/37	920,435	865
Wachovia Auto Loan Owner Trust, Series 2006-2A, Class A2, 5.35%, 5/20/10 144A	101,847	102
WAMU Mortgage Pass-Through Certificates, Series 2003-AR10, Class A6, 4.05%, 10/25/33	1,485,000	1,482
Wells Fargo Mortgage Backed Securities Trust, Series 2004-N, Class A6, 4.00%, 8/25/34	3,450,000	3,367
WFS Financial Owner Trust, Series 2004-3, Class A4, 3.93%, 2/17/12	1,066,261	1,069

Total Structured Products (Cost: $28,573)		28,641

Money Market Investments (5.9%)
Autos (1.6%)
(b) New Center Asset Trust, 3.05%, 4/9/08	1,000,000	999

Total		999

Federal Government & Agencies (0.3%)
(b) Federal National Mortgage Association, 2.71%, 5/21/08	200,000	199

Total		199

Finance Services (1.6%)
(b) Barton Capital, 3.10%, 4/4/08	1,000,000	1,000

Total		1,000

Miscellaneous Business Credit Institutions (1.6%)
(b) Kraft foods Inc., 2.97%, 4/7/08	1,000,000	1,000

Total		1,000

Security Brokers and Dealers (0.8%)
(b) Lehman Brothers Holdings, 3.20%, 4/1/08	500,000	500

Total		500

Total Money Market Investments (Cost: $3,698)		3,698

Total Investments (99.2%) (Cost $62,086)(a)		62,258

Other Assets, Less Liabilities (0.8%)		484

Net Assets (100.0%)		62,742

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008 the value of these securities (in thousands) was $5,472, representing 8.72% of the net assets.

(a)	At March 31, 2008 the aggregate cost of securities for federal tax purposes (in thousands) was $62,086 and the net unrealized appreciation of investments based on that cost was $172 which is comprised of $689 aggregate gross unrealized appreciation and $517 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
US Two Year Treasury Note (Short)	45	6/08	$10
(Total Notional Value at March 31, 2008, $9,670)

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, “Fair Value Measurements” (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Portfolio has adopted FAS 157 effective January 1, 2008. A summary of the fair value hierarchy under FAS 157 is described below:

•	Level 1 – fair value is determined by quoted prices in active markets for identical securities

•

Level 2 – fair value is determined by other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, other data used in fair valuation)

•	Level 3 – fair value is determined by significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Portfolio’s assets at March 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments^
Level 1 – Quoted prices	—	10
Level 2 – Other significant observable inputs	62,258	—
Level 3 – Significant unobservable inputs	—	—

Total	62,258	10

^	Other financial instruments are derivative instruments such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Northwestern Mutual Series Fund, Inc.

Select Bond Portfolio

Schedule of Investments

March 31, 2008 (unaudited)

Municipal Bonds (0.2%)	Shares/ $ Par	Value $ (000’s)
Municipal Bonds (0.2%)
Illinois Finance Authority Pollution Control, Series 2005, 10.00%, 3/1/17 RB, XLCA	900,000	900
Indiana Finance Authority Environmental Facilities, Series 2006A, 10.255%, 9/1/41 RB, AMBAC	775,000	775
North Carolina Capital Facilities Finance Agency Solid Waste Disposal, Series 2007B, 7.00%, 11/1/40 RB, AMBAC	150,000	150

Total Municipal Bonds (Cost: $1,825)		1,825

Corporate Bonds (29.8%)
Aerospace/Defense (1.7%)
BAE Systems Holdings, Inc., 4.75%, 8/15/10 144A	1,850,000	1,917
BAE Systems Holdings, Inc., 5.20%, 8/15/15 144A	500,000	507
Boeing Capital Corp., 4.75%, 8/25/08	3,067,000	3,097
General Dynamics Corp., 3.00%, 5/15/08	3,660,000	3,659
General Dynamics Corp., 4.25%, 5/15/13	920,000	932
L-3 Communications Corp., 6.375%, 10/15/15	3,050,000	2,981
Litton Industries, Inc., 6.75%, 4/15/18	1,000,000	1,137
Lockheed Martin Corp., 6.15%, 9/1/36	735,000	759
Lockheed Martin Corp., 7.65%, 5/1/16	875,000	1,027
Raytheon Co., 5.50%, 11/15/12	3,680,000	3,928

Total		19,944

Auto Manufacturing (0.2%)
DaimlerChrysler NA Holdings Corp., 5.75%, 5/18/09	1,940,000	1,958
DaimlerChrysler NA Holdings Corp., 8.50%, 1/18/31	240,000	274

Total		2,232

Banking (2.4%)
Bank of America Corp., 5.42%, 3/15/17	415,000	412
Bank of America Corp., 5.625%, 10/14/16	1,225,000	1,249
Bank of America NA, 5.30%, 3/15/17	350,000	348
Bank of New York Mellon Corp., 4.95%, 11/1/12	630,000	645
Bank One Corp., 5.25%, 1/30/13	2,835,000	2,892
Barclays Bank PLC, 5.926%, 12/15/16 144A	590,000	506
BB&T Corp., 4.90%, 6/30/17	260,000	235
BNP Paribas, 5.186%, 6/29/49 144A	170,000	143
BNP Paribas, 7.195%, 6/29/49 144A	200,000	177
Citigroup, Inc., 5.125%, 5/5/14	1,645,000	1,608
Citigroup, Inc., 6.125%, 11/21/17	1,415,000	1,413
Citigroup, Inc., 6.875%, 3/5/38	220,000	220
Credit Agricole SA/London, 6.637%, 5/31/17 144A	595,000	461
Credit Suisse Guernsey, Ltd., 5.86%, 5/15/49	165,000	140
Credit Suisse New York, 6.00%, 2/15/18	1,335,000	1,332
Deutsche Bank Capital Funding Trust, 5.628%, 1/19/49 144A	815,000	705
Fifth Third Bancorp, 8.25%, 3/1/38	500,000	509
HSBC Holdings PLC, 6.50%, 9/15/37	500,000	474
JPMorgan Chase Bank NA, 5.875%, 6/13/16	1,340,000	1,373
M&I Marshall & Ilsley Bank, 5.15%, 2/22/12	1,770,000	1,753
Mellon Bank NA, 5.45%, 4/1/16	940,000	956
Northern Trust Co., 5.85%, 11/9/17	500,000	530
Northern Trust Corp., 5.30%, 8/29/11	580,000	617

PNC Funding Corp., 5.625%, 2/1/17	490,000	467
Royal Bank of Scotland Group PLC, 6.99%, 10/5/17 144A	260,000	221
State Street Bank and Trust Co., 5.30%, 1/15/16	1,385,000	1,376
SunTrust Bank, 7.25%, 3/15/18	275,000	281
UnionBanCal Corp., 5.25%, 12/16/13	565,000	561
US Bank NA, 4.80%, 4/15/15	2,155,000	2,179
Wachovia Bank NA, 5.60%, 3/15/16	250,000	240
Wachovia Bank NA, 6.60%, 1/15/38	575,000	533
Wachovia Corp., 5.35%, 3/15/11	950,000	974
Wachovia Corp., 7.98%, 3/15/18	250,000	246
Washington Mutual Bank, 5.95%, 5/20/13	770,000	658
Zions Bancorporation, 5.50%, 11/16/15	1,520,000	1,360

Total		27,794

Banking and Finance (0.3%)
Bank of America Corp., 8.00%, 1/30/18	2,000,000	2,003
Citigroup Capital XXI, 8.30%, 12/21/57	335,000	330
General Electric Capital Corp., 5.875%, 1/14/38	355,000	342
Morgan Stanley, 5.95%, 12/28/17	476,000	460

Total		3,135

Beverage/Bottling (1.2%)
Anheuser-Busch Cos., Inc., 5.75%, 4/1/36	200,000	195
Anheuser-Busch Cos., Inc., 5.95%, 1/15/33	110,000	110
Anheuser-Busch Cos., Inc., 9.00%, 12/1/09	3,025,000	3,306
Bottling Group LLC, 4.625%, 11/15/12	380,000	396
Bottling Group LLC, 5.50%, 4/1/16	2,815,000	2,926
The Coca-Cola Co., 5.35%, 11/15/17	1,375,000	1,435
Constellation Brands, Inc., 7.25%, 9/1/16	1,180,000	1,148
Diageo Capital PLC, 4.375%, 5/3/10	420,000	428
PepsiCo, Inc., 4.65%, 2/15/13	385,000	398
SABMiller PLC, 6.20%, 7/1/11 144A	2,965,000	3,152

Total		13,494

Building Products (0.0%)
CRH America, Inc., 6.00%, 9/30/16	575,000	547

Total		547

Cable/Media/Broadcasting/Satellite (1.8%)
CBS Corp., 6.625%, 5/15/11	330,000	337
Comcast Corp., 5.875%, 2/15/18	1,075,000	1,047
Comcast Corp., 5.90%, 3/15/16	1,505,000	1,493
Comcast Corp., 6.95%, 8/15/37	175,000	175
Comcast Corp., 7.05%, 3/15/33	45,000	46
Cox Communications, Inc., 4.625%, 1/15/10	565,000	565
Historic TW, Inc., 6.625%, 5/15/29	430,000	403
Historic TW, Inc., 6.875%, 6/15/18	180,000	181
News America, Inc., 6.15%, 3/1/37	75,000	71
News America, Inc., 6.40%, 12/15/35	470,000	456
News America, Inc., 6.65%, 11/15/37 144A	490,000	494
Rogers Cable, Inc., 5.50%, 3/15/14	3,450,000	3,255
Rogers Cable, Inc., 6.25%, 6/15/13	155,000	162
TCI Communications, Inc., 8.75%, 8/1/15	735,000	831
Time Warner Cable, Inc., 5.40%, 7/2/12	530,000	521
Time Warner Cable, Inc., 6.55%, 5/1/37	900,000	850
Time Warner Entertainment Co. LP, 7.25%, 9/1/08	3,110,000	3,146
Time Warner Entertainment Co. LP, 8.375%, 3/15/23	690,000	765
Time Warner Entertainment Co. LP, 8.875%, 10/1/12	1,500,000	1,673
Time Warner, Inc., 5.50%, 11/15/11	1,000,000	993
Viacom, Inc., 5.75%, 4/30/11	765,000	773

Viacom, Inc., 6.125%, 10/5/17	1,000,000	975
Walt Disney Co., 6.00%, 7/17/17	1,000,000	1,071

Total		20,283

Conglomerate/Diversified Manufacturing (0.5%)
General Electric Co., 5.00%, 2/1/13	2,000,000	2,071
General Electric Co., 5.25%, 12/6/17	1,000,000	999
Honeywell International, Inc., 5.30%, 3/1/18	1,000,000	1,025
United Technologies Corp., 4.875%, 5/1/15	250,000	254
United Technologies Corp., 6.35%, 3/1/11	770,000	832

Total		5,181

Consumer Products (0.6%)
The Clorox Co., 4.20%, 1/15/10	1,750,000	1,756
The Clorox Co., 5.00%, 3/1/13	1,000,000	1,003
Fortune Brands, Inc., 5.375%, 1/15/16	600,000	567
The Gillette Co., 2.50%, 6/1/08	3,300,000	3,299
The Procter & Gamble Co., 5.55%, 3/5/37	460,000	459
Reynolds American, Inc., 6.75%, 6/15/17	150,000	152

Total		7,236

Electric Utilities (4.9%)
AEP Texas Central Co., 6.65%, 2/15/33	575,000	566
American Electric Power Co., 5.25%, 6/1/15	1,000,000	989
(n) Bruce Mansfield Unit, 6.85%, 6/1/34	415,000	435
Carolina Power & Light, Inc., 5.15%, 4/1/15	320,000	326
Carolina Power & Light, Inc., 6.50%, 7/15/12	255,000	275
CenterPoint Energy Houston Electric LLC, 5.70%, 3/15/13	200,000	209
CenterPoint Energy Houston Electric LLC, 6.95%, 3/15/33	210,000	222
CenterPoint Energy Resources Corp., 6.125%, 11/1/17	120,000	123
CMS Energy Corp., 6.875%, 12/15/15	970,000	964
Commonwealth Edison Co., 5.90%, 3/15/36	25,000	23
Commonwealth Edison Co., 6.45%, 1/15/38	100,000	96
Consolidated Edison Co. of New York, 5.375%, 12/15/15	485,000	496
Consolidated Edison Co. of New York, 5.50%, 9/15/16	430,000	442
Consolidated Edison Co. of New York, 6.30%, 8/15/37	210,000	209
Consumers Energy Co., 4.80%, 2/17/09	3,675,000	3,698
Consumers Energy Co., 5.15%, 2/15/17	1,000,000	980
The Detroit Edison Co., 5.45%, 2/15/35	105,000	94
DTE Energy Co., 6.375%, 4/15/33	195,000	189
DTE Energy Co., 7.05%, 6/1/11	4,470,000	4,780
Duke Energy Corp., 6.45%, 10/15/32	1,225,000	1,253
Duquesne Light Holdings, Inc., 5.50%, 8/15/15	640,000	624
Entergy Mississippi, Inc., 6.25%, 4/1/34	660,000	635
Exelon Generation Co. LLC, 6.20%, 10/1/17	955,000	946
Florida Power & Light Co., 5.55%, 11/1/17	1,025,000	1,073
Florida Power & Light Co., 5.625%, 4/1/34	775,000	745
Florida Power Corp., 4.50%, 6/1/10	2,115,000	2,173
Florida Power Corp., 4.80%, 3/1/13	100,000	103
Indiana Michigan Power, 5.05%, 11/15/14	1,560,000	1,490
Kiowa Power Partners LLC, 4.811%, 12/30/13 144A	651,483	658
Kiowa Power Partners LLC, 5.737%, 3/30/21 144A	975,000	961
MidAmerican Energy Holdings Co., 5.95%, 5/15/37	195,000	183
Monongahela Power Co., 5.70%, 3/15/17 144A	615,000	629
Nevada Power Co., 5.875%, 1/15/15	1,495,000	1,466
Nevada Power Co., 5.95%, 3/15/16	165,000	162
Nevada Power Co., 6.50%, 4/15/12	750,000	772
Nevada Power Co., 6.50%, 5/15/18	1,155,000	1,178
Northern States Power Co., 5.25%, 10/1/18	190,000	193
Ohio Edison Co., 6.40%, 7/15/16	1,000,000	1,030
Ohio Edison Co., 6.875%, 7/15/36	130,000	127
Oncor Electric Delivery Co., 6.375%, 1/15/15	985,000	985

Oncor Electric Delivery Co., 7.00%, 9/1/22	645,000	618
Pacific Gas & Electric Co., 5.80%, 3/1/37	190,000	180
Pacific Gas & Electric Co., 6.05%, 3/1/34	315,000	309
PacifiCorp, 5.45%, 9/15/13	3,000,000	3,164
PacifiCorp, 5.75%, 4/1/37	630,000	594
Potomac Electric Power Co., 6.50%, 11/15/37	220,000	215
PPL Electric Utilities Corp., 4.30%, 6/1/13	1,800,000	1,730
PPL Electric Utilities Corp., 6.25%, 8/15/09	145,000	150
PPL Energy Supply LLC, 6.00%, 12/15/36	310,000	253
PPL Energy Supply LLC, 6.50%, 5/1/18	515,000	512
Progress Energy, Inc., 6.85%, 4/15/12	710,000	768
Public Service Co. of Colorado, 5.50%, 4/1/14	955,000	996
Public Service Electric & Gas Co., 5.00%, 1/1/13	1,000,000	1,027
Public Service Electric & Gas Co., 5.70%, 12/1/36	1,160,000	1,108
Puget Sound Energy, Inc., 3.363%, 6/1/08	1,380,000	1,379
Puget Sound Energy, Inc., 6.274%, 3/15/37	765,000	725
San Diego Gas & Electric Co., 5.30%, 11/15/15	215,000	221
San Diego Gas & Electric Co., 6.125%, 9/15/37	170,000	174
SCANA Corp., 6.25%, 4/1/20	500,000	507
South Carolina Electric & Gas Co., 6.05%, 1/15/38	265,000	266
Southern California Edison Co., 5.00%, 1/15/16	1,495,000	1,511
Southern California Edison Co., 5.55%, 1/15/37	230,000	218
Southern California Edison Co., 5.625%, 2/1/36	70,000	67
Tampa Electric Co., 6.15%, 5/15/37	320,000	298
Tampa Electric Co., 6.55%, 5/15/36	385,000	381
Toledo Edison Co. 6.15%, 5/15/37	910,000	806
Union Electric Co., 6.40%, 6/15/17	140,000	147
Virginia Electric & Power Co., 5.25%, 12/15/15	3,040,000	3,052
Virginia Electric & Power Co., 5.40%, 1/15/16	300,000	303
Xcel Energy, Inc., 6.50%, 7/1/36	590,000	580

Total		54,761

Electronics (0.3%)
Cisco Systems, Inc., 5.50%, 2/22/16	1,200,000	1,242
International Business Machines Corp., 5.70% 9/14/17	1,060,000	1,110
International Business Machines Corp., 5.875%, 11/29/32	255,000	251
Siemens Financieringsmaatschappij N.V., 5.75%, 10/17/16 144A	495,000	507

Total		3,110

Food Processors (0.9%)
Delhaize Group, 6.50%, 6/15/17	570,000	589
General Mills, Inc., 5.70%, 2/15/17	890,000	897
Kellogg Co., 6.60%, 4/1/11	3,610,000	3,890
Kraft Foods, Inc., 6.25%, 6/1/12	2,585,000	2,692
Kraft Foods, Inc., 6.50%, 8/11/17	1,305,000	1,339
Kraft Foods, Inc., 6.875%, 2/1/38	440,000	433
Smithfield Foods, Inc., 7.75%, 5/15/13	835,000	827

Total		10,667

Gaming/Lodging/Leisure (0.3%)
Harrah’s Operating Co., Inc., 5.75%, 10/1/17	420,000	233
Royal Caribbean Cruises, Ltd., 7.00%, 6/15/13	1,180,000	1,103
Wynn Las Vegas Capital Corp., 6.625%, 12/1/14 144A	2,405,000	2,315

Total		3,651

Gas Pipelines (0.5%)
Consolidated Natural Gas Co., 5.00%, 12/1/14	1,340,000	1,301
El Paso Corp., 7.00%, 6/15/17	420,000	432
El Paso Natural Gas Co., 5.95%, 4/15/17	160,000	157

Kinder Morgan Energy Partners LP, 7.30%, 8/15/33	1,285,000	1,312
Kinder Morgan Finance Co. ULC, 5.35%, 1/5/11	1,765,000	1,752
Southern Natural Gas Co., 5.90%, 4/1/17 144A	175,000	171
Tennessee Gas Pipeline Co., 7.50%, 4/1/17	170,000	183

Total		5,308

Independent Finance (0.7%)
American General Finance Corp., 6.90%, 12/15/17	1,750,000	1,710
GMAC LLC, 6.00%, 12/15/11	1,545,000	1,155
HSBC Finance Corp., 4.125%, 11/16/09	2,330,000	2,294
International Lease Finance Corp., 4.75%, 1/13/12	1,485,000	1,437
iStar Financial, Inc., 5.15%, 3/1/12	1,405,000	1,040

Total		7,636

Industrials - Other (0.3%)
Centex Corp., 5.45%, 8/15/12	545,000	461
Centex Corp., 7.875%, 2/1/11	245,000	232
DR Horton, Inc., 5.375%, 6/15/12	385,000	337
DR Horton, Inc., 7.875%, 8/15/11	110,000	107
KB HOME, 7.75%, 2/1/10	1,160,000	1,108
Lennar Corp., 5.95%, 10/17/11	805,000	680

Total		2,925

Information/Data Technology (0.2%)
Fiserv, Inc., 6.125%, 11/20/12	765,000	788
Fiserv, Inc., 6.80%, 11/20/17	765,000	791
Seagate Technology HDD Holdings, 6.80%, 10/1/16	510,000	486

Total		2,065

Life Insurance (0.0%)
Prudential Financial, Inc., 5.70%, 12/14/36	395,000	336

Total		336

Machinery (0.2%)
Case Corp., 7.25%, 1/15/16	1,775,000	1,722
John Deere Capital Corp., 4.50%, 8/25/08	825,000	829

Total		2,551

Metals/Mining (0.2%)
Alcoa, Inc., 5.55%, 2/1/17	1,000,000	974
Alcoa, Inc., 5.72%, 2/23/19	720,000	705
Alcoa, Inc., 5.90%, 2/1/27	1,140,000	1,027

Total		2,706

Mortgage Banking (0.2%)
Countrywide Financial Corp., 5.80%, 6/7/12	575,000	521
Countrywide Home Loans, Inc., 4.00%, 3/22/11	1,045,000	932
Countrywide Home Loans, Inc., 4.125%, 9/15/09	210,000	189
Residential Capital LLC, 6.00%, 2/22/11	1,715,000	840

Total		2,482

Natural Gas Distributors (0.1%)
NiSource Finance Corp., 5.25%, 9/15/17	300,000	273
NiSource Finance Corp., 5.40%, 7/15/14	590,000	584
NiSource Finance Corp., 6.40%, 3/15/18	205,000	205

Total		1,062

Oil & Gas Field Machines and Services (0.1%)
Pride International, Inc., 7.375%, 7/15/14	655,000	681

Total		681

Oil and Gas (2.0%)
Anadarko Finance Co., 7.50%, 5/1/31	785,000	883
Canadian Natural Resources, Ltd., 5.15%, 2/1/13	1,000,000	1,020
Canadian Natural Resources, Ltd., 5.70%, 5/15/17	790,000	799
Canadian Natural Resources, Ltd., 5.85%, 2/1/35	70,000	64
Canadian Natural Resources, Ltd., 6.25%, 3/15/38	290,000	278
Canadian Natural Resources, Ltd., 6.45%, 6/30/33	255,000	254
Canadian Natural Resources, Ltd., 6.75%, 2/1/39	695,000	709
ConocoPhillips Canada Funding Co., 5.30%, 4/15/12	565,000	596
Devon Energy Corp., 7.95%, 4/15/32	200,000	247
Devon Financing Corp. ULC, 6.875%, 9/30/11	1,830,000	1,998
EnCana Corp., 6.50%, 2/1/38	370,000	367
EnCana Corp., 6.625%, 8/15/37	250,000	253
EnCana Holdings Finance Corp., 5.80%, 5/1/14	1,760,000	1,860
Hess Corp., 7.125%, 3/15/33	260,000	290
Husky Energy, Inc., 6.20%, 9/15/17	500,000	513
Marathon Oil Corp., 5.90%, 3/15/18	275,000	276
Marathon Oil Corp., 6.125%, 3/15/12	1,000,000	1,053
Marathon Oil Corp., 6.60%, 10/1/37	130,000	129
Nexen, Inc., 5.875%, 3/10/35	1,390,000	1,265
Pemex Project Funding Master Trust, 6.625%, 6/15/35 144A	200,000	207
Petro-Canada, 5.95%, 5/15/35	580,000	524
Pioneer Natural Resource, 6.875%, 5/1/18	1,340,000	1,270
Suncor Energy, Inc., 6.50%, 6/15/38	1,330,000	1,312
Sunoco, Inc., 5.75%, 1/15/17	625,000	617
Talisman Energy, Inc., 5.85%, 2/1/37	1,590,000	1,394
Tesoro Corp., 6.25%, 11/1/12	1,590,000	1,499
Tesoro Corp., 6.50%, 6/1/17	2,045,000	1,830
Valero Energy Corp., 6.125%, 6/15/17	205,000	207
Valero Energy Corp., 6.625%, 6/15/37	1,450,000	1,386
XTO Energy, Inc., 5.30%, 6/30/15	195,000	197
XTO Energy, Inc., 6.25%, 4/15/13	100,000	109

Total		23,406

Other Finance (0.3%)
Capmark Financial Group, 6.30%, 5/10/17 144A	255,000	153
Eaton Vance Corp., 6.50%, 10/2/17	85,000	91
SLM Corp., 5.375%, 1/15/13	80,000	61
SLM Corp., 5.375%, 5/15/14	445,000	334
SLM Corp., 5.45%, 4/25/11	3,020,000	2,428

Total		3,067

Other Services (0.0%)
Waste Management, Inc., 5.00%, 3/15/14	540,000	530

Total		530

Paper and Forest Products (0.0%)
Weyerhaeuser Co., 6.875%, 12/15/33	200,000	187

Total		187

Pharmaceuticals (0.6%)
AstraZeneca PLC, 5.90%, 9/15/17	1,000,000	1,057
Bristol-Myers Squibb Co., 5.875%, 11/15/36	90,000	87
Johnson & Johnson, 5.55%, 8/15/17	1,000,000	1,079
Merck & Co., Inc., 4.75%, 3/1/15	500,000	506
Merck & Co., Inc., 5.75%, 11/15/36	500,000	504
Schering-Plough Corp., 6.00%, 9/15/17	1,000,000	1,005
Wyeth, 5.50%, 2/1/14	2,040,000	2,114
Wyeth, 5.95%, 4/1/37	910,000	889

Total		7,241

Property and Casualty Insurance (0.3%)
Berkley (WR) Corp., 9.875%, 5/15/08	2,860,000	2,879
The Progressive Corp., 6.70%, 6/15/37	245,000	218
The Travelers Cos., Inc., 6.25%, 6/15/37	350,000	324

Total		3,421

Railroads (1.3%)
Burlington North Santa Fe, 6.125%, 3/15/09	3,000,000	3,057
Burlington North Santa Fe, 6.15%, 5/1/37	325,000	312
Canadian National Railway Co., 5.85%, 11/15/17	120,000	125
Canadian Pacific Railway Co., 5.95%, 5/15/37	290,000	241
CSX Corp., 5.60%, 5/1/17	1,245,000	1,183
CSX Corp., 6.25%, 3/15/18	515,000	508
Norfolk Southern Corp., 6.20%, 4/15/09	565,000	582
Union Pacific Corp., 3.875%, 2/15/09	3,000,000	3,013
Union Pacific Corp., 5.65%, 5/1/17	1,105,000	1,103
Union Pacific Corp., 5.75%, 11/15/17	735,000	744
Union Pacific Corp., 6.65%, 1/15/11	565,000	597
Union Pacific Corp., 7.375%, 9/15/09	3,000,000	3,149

Total		14,614

Real Estate Investment Trusts (1.4%)
AvalonBay Communities, Inc., 5.50%, 1/15/12	360,000	357
BRE Properties, Inc., 5.50%, 3/15/17	315,000	265
Colonial Realty LP, 6.05%, 9/1/16	255,000	209
Developers Diversified Realty Corp., 5.375%, 10/15/12	1,000,000	934
Duke Realty LP, 5.95%, 2/15/17	865,000	750
Duke Realty LP, 6.50%, 1/15/18	1,000,000	890
ERP Operating LP, 5.25%, 9/15/14	1,325,000	1,229
ERP Operating LP, 5.75%, 6/15/17	420,000	382
First Industrial LP, 5.25%, 6/15/09	1,275,000	1,278
HCP, Inc., 6.00%, 1/30/17	290,000	237
HCP, Inc., 6.70%, 1/30/18	170,000	146
HRPT Properties Trust, 5.75%, 11/1/15	800,000	718
ProLogis, 5.50%, 3/1/13	1,380,000	1,339
ProLogis, 5.75%, 4/1/16	865,000	794
Rouse Co. LP/TRC Co-Issuer, Inc., 6.75%, 5/1/13 144A	2,700,000	2,327
Simon Property Group LP, 5.375%, 6/1/11	2,370,000	2,353
Simon Property Group LP, 5.60%, 9/1/11	590,000	590
Simon Property Group LP, 6.10%, 5/1/16	1,155,000	1,115

Total		15,913

Restaurants (0.1%)
Darden Restaurants, Inc., 6.20%, 10/15/17	120,000	117
Darden Restaurants, Inc., 6.80%, 10/15/37	470,000	430
Yum! Brands, Inc., 6.875%, 11/15/37	575,000	549

Total		1,096

Retail Food and Drug (0.5%)
CVS/Caremark Corp., 4.875%, 9/15/14	730,000	723
CVS/Caremark Corp., 6.125%, 8/15/16	660,000	688
CVS/Caremark Corp., 6.25%, 6/1/27	1,475,000	1,470
The Kroger Co., 6.15%, 1/15/20	1,940,000	1,992
The Kroger Co., 6.80%, 12/15/18	65,000	70
The Kroger Co., 7.00%, 5/1/18	260,000	283
Tesco PLC, 6.15%, 11/15/37 144A	550,000	533

Total		5,759

Retail Stores (1.8%)
Costco Wholesale Corp., 5.30%, 3/15/12	170,000	179
Costco Wholesale Corp., 5.50%, 3/15/17	1,000,000	1,034
The Home Depot, Inc., 5.875%, 12/16/36	2,900,000	2,367
JC Penney Corp., Inc., 5.75%, 2/15/18	105,000	97
JC Penney Corp., Inc., 6.375%, 10/15/36	210,000	178
JC Penney Corp., Inc., 6.875%, 10/15/15	490,000	499
JC Penney Corp., Inc., 7.95%, 4/1/17	420,000	447
Kohl’s Corp., 6.25%, 12/15/17	510,000	486
Kohl’s Corp., 6.875%, 12/15/37	380,000	336
Lowe’s Cos., Inc., 6.65%, 9/15/37	1,000,000	1,003
Macy’s Retail Holdings, Inc., 5.35%, 3/15/12	460,000	438
Macy’s Retail Holdings, Inc., 6.30%, 4/1/09	3,790,000	3,790
Macy’s Retail Holdings, Inc., 7.00%, 2/15/28	95,000	82
May Department Stores Co., 6.65%, 7/15/24	65,000	55
Nordstrom, Inc., 7.00%, 1/15/38	225,000	223
Target Corp., 5.375%, 5/1/17	1,495,000	1,484
Target Corp., 5.40%, 10/1/08	4,555,000	4,601
Target Corp., 6.50%, 10/15/37	460,000	445
Target Corp., 7.00%, 1/15/38	380,000	391
Wal-Mart Stores, Inc., 5.80%, 2/15/18	1,000,000	1,048
Wal-Mart Stores, Inc., 5.875%, 4/5/27	810,000	805
Wal-Mart Stores, Inc., 6.50%, 8/15/37	800,000	840

Total		20,828

Security Brokers and Dealers (1.1%)
The Bear Stearns Co., Inc., 7.25%, 2/1/18	535,000	553
The Goldman Sachs Group, Inc., 5.15%, 1/15/14	3,420,000	3,369
The Goldman Sachs Group, Inc., 5.75%, 10/1/16	390,000	389
Lehman Brothers Holdings, Inc., 4.80%, 3/13/14	260,000	226
Lehman Brothers Holdings, Inc., 5.875%, 11/15/17	765,000	705
Lehman Brothers Holdings, Inc., 6.50%, 7/19/17	685,000	651
Lehman Brothers Holdings, Inc., 7.00%, 9/27/27	1,540,000	1,423
Merrill Lynch & Co., Inc., 6.22%, 9/15/26	240,000	202
Merrill Lynch & Co., Inc., 6.40%, 8/28/17	4,660,000	4,598
Morgan Stanley, 6.25%, 8/9/26	795,000	704

Total		12,820

Telecommunications (2.3%)
AT&T Corp., 7.30%, 11/15/11	1,500,000	1,625
AT&T Corp., 8.00%, 11/15/31	1,470,000	1,718
AT&T, Inc., 5.10%, 9/15/14	1,625,000	1,614

AT&T Mobility LLC, 7.125%, 12/15/31	1,535,000	1,615
British Telecommunications PLC, 8.125%, 12/15/10	1,000,000	1,100
British Telecommunications PLC, 8.625%, 12/15/30	500,000	621
Deutsche Telekom International Finance, 5.75%, 3/23/16	480,000	475
Embarq Corp., 6.738%, 6/1/13	610,000	590
Embarq Corp., 7.082%, 6/1/16	660,000	625
Embarq Corp., 7.995%, 6/1/36	635,000	580
France Telecom SA, 7.75% 3/1/11	1,000,000	1,084
France Telecom SA, 8.50%, 3/1/31	800,000	991
Rogers Wireless, Inc., 6.375%, 3/1/14	625,000	620
Sprint Capital Corp., 6.90%, 5/1/19	745,000	587
Sprint Capital Corp., 8.375%, 3/15/12	1,880,000	1,739
Sprint Capital Corp., 8.75%, 3/15/32	330,000	279
Telecom Italia Capital, 4.00%, 1/15/10	1,565,000	1,535
Telecom Italia Capital, 6.20%, 7/18/11	1,225,000	1,215
Verizon Communications, Inc., 5.85%, 9/15/35	3,135,000	2,855
Vodafone Group PLC, 5.50%, 6/15/11	2,035,000	2,070
Vodafone Group PLC, 5.625%, 2/27/17	2,500,000	2,430

Total		25,968

Tobacco (0.2%)
Reynolds American, Inc., 7.25%, 6/15/37	150,000	148
Reynolds American, Inc., 7.625%, 6/1/16	1,735,000	1,826

Total		1,974

Transportation (0.0%)
United Parcel Service, Inc., 6.20%, 1/15/38	355,000	380

Total		380

Utilities (0.0%)
Sierra Pacific Power Co., 6.75%, 7/1/37	400,000	384

Total		384

Vehicle Parts (0.1%)
Johnson Controls, Inc., 5.25%, 1/15/11	565,000	583
Johnson Controls, Inc., 5.50%, 1/15/16	580,000	591
Johnson Controls, Inc., 6.00%, 1/15/36	360,000	342

Total		1,516

Yankee Sovereign (0.2%)
United Mexican States, 5.625%, 1/15/17	1,480,000	1,555
United Mexican States, 6.05%, 1/11/40	945,000	943

Total		2,498

Total Corporate Bonds (Cost: $348,219)		341,389

Governments (18.2%)
Governments (18.2%)
Aid-Israel, 5.50%, 4/26/24	1,910,000	2,152
Housing & Urban Development, 6.08%, 8/1/13	4,000,000	4,374
Housing & Urban Development, 6.17%, 8/1/14	3,000,000	3,287
(n) Overseas Private Investment, 4.10%, 11/15/14	2,014,800	2,058
(e) Tennesse Valley Authority Stripped, 0.00%, 4/15/42	3,600,000	3,249
(g) US Treasury, 2.125%, 1/31/10	10,993,000	11,087

US Treasury, 2.75%, 2/28/13	38,480,000	39,009
US Treasury, 2.875%, 1/31/13	515,000	525
(g) US Treasury, 3.375%, 11/30/12	22,625,000	23,571
(g) US Treasury, 3.50%, 2/15/18	3,217,000	3,236
US Treasury, 3.625%, 12/31/12	995,000	1,048
US Treasury, 3.875%, 10/31/12	23,550,000	25,035
(g) US Treasury, 4.25%, 11/15/17	26,775,000	28,568
US Treasury, 4.75%, 2/15/37	1,355,000	1,457
US Treasury, 5.00%, 5/15/37	1,015,000	1,135
US Treasury, 5.50%, 8/15/28	19,607,000	22,732
US Treasury Inflation Index Bond, 1.625%, 1/15/18	29,489,620	30,966
US Treasury Inflation Index Bond, 2.625%, 7/15/17	4,071,123	4,639

Total Governments (Cost: $200,870)		208,128

Structured Products (47.4%)
Structured Products (47.4%)
AEP Texas Central Transition Funding, 5.306%, 7/21/21	15,910,000	15,559
Asset Securitization Corp., Series 1997-D5, Class PS1, 1.30%, 2/14/43 IO	42,127,730	1,660
Banc of America Alternative Loan Trust, Series 2006-3, Class 1CB1, 6.00%, 4/25/36	1,706,433	1,688
Banc of America Alternative Loan Trust, Series 2006-4, Class 4CB1, 6.50%, 5/25/46	2,049,850	2,020
Banc of America Commercial Mortgage, Inc., Series 2007-3, Class A4, 5.66%, 5/10/17	2,477,000	2,445
Banc of America Funding Corp., Series 2007-1, Class TA1A, 5.38%, 1/25/37	2,354,809	2,234
Banc of America Funding Corp., Series 2007-4, Class TA1A, 2.69%, 5/25/37	3,311,348	3,284
Banc of America Mortgage Securities, Series 2004-G, Class 2A6, 4.657%, 8/25/34	3,817,000	3,881
Bank of America Credit Card Trust, Series 2007-A8, Class A8, 5.59%, 11/17/14	4,500,000	4,720
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-4, Class A6, 3.56%, 6/25/34	8,024,000	8,038
CenterPoint Energy Transition Bond Co. LLC, Series 2005-A, Class A4, 5.17%, 8/1/19	1,730,000	1,734
Chase Issuance Trust, Series 2007-A17, Class A, 5.12%, 10/15/14	7,000,000	7,237
Chase Manhattan Auto Owner Trust, Series 2005-A, Class A3, 3.87%, 6/15/09	860,382	862
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4, 5.70%, 6/10/17	5,502,000	5,459
Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 04/25/35	1,350,765	1,307
Countrywide Home Loans, Inc., Series 2005-31, Class 2A1, 5.50%, 1/25/36	1,191,106	1,162
Credit Suisse Mortgage Capital Certificate, Series 2007-5, Class 3A19, 6.00%, 7/25/36	2,403,600	2,366
(n) Criimi Mae Commercial Mortgage Trust, Series 1998-C1, Class B, 7.00%, 6/2/33 144A	3,331,267	3,331
Daimler Chrysler Auto Trust, Series 2007-A, Class A1, 4.945%, 11/10/08 144A	2,056,262	2,060
Discover Card Master Trust, Series 2007-A1, Class A1, 5.65%, 3/16/20	5,000,000	4,992
DLJ Commercial Mortgage Corp., Series 1998-CF1, Class S, 0.44%, 2/18/31 IO	16,217,025	544
DLJ Mortgage Acceptance Corp., Series 1997-CF2, Class S, 0.57%, 10/15/30 IO 144A	8,427,131	246
Federal Home Loan Mortgage Corp., 4.00%, 10/1/20	1,568,338	1,530
Federal Home Loan Mortgage Corp., 4.50%, 5/1/19	1,807,903	1,803
Federal Home Loan Mortgage Corp., 4.50%, 7/1/20	5,051,496	5,031
Federal Home Loan Mortgage Corp., 5.00%, 10/1/19	2,728,398	2,765
Federal Home Loan Mortgage Corp., 5.00%, 2/1/20	441,552	447
Federal Home Loan Mortgage Corp., 5.00%, 5/1/20	1,545,486	1,564
Federal Home Loan Mortgage Corp., 5.00%, 10/1/20	2,155,847	2,182
Federal Home Loan Mortgage Corp., 5.00%, 4/1/22	1,056,355	1,068
Federal Home Loan Mortgage Corp., 5.00%, 9/1/35	8,152,011	8,085
Federal Home Loan Mortgage Corp., 5.00%, 11/1/35	2,920,851	2,897
Federal Home Loan Mortgage Corp., 5.00%, 12/1/35	27,352,265	27,127
Federal Home Loan Mortgage Corp., 5.50%, 9/1/19	811,469	831
Federal Home Loan Mortgage Corp., 5.50%, 11/1/19	2,219,193	2,272
Federal Home Loan Mortgage Corp., 5.50%, 12/1/19	395,025	404
Federal Home Loan Mortgage Corp., 5.50%, 3/1/20	3,006,858	3,075
Federal Home Loan Mortgage Corp., 5.50%, 3/1/22	2,558,801	2,614
Federal Home Loan Mortgage Corp., 5.50%, 4/1/22	3,230,907	3,298
Federal Home Loan Mortgage Corp., 5.50%, 6/1/35	2,100,363	2,125
Federal Home Loan Mortgage Corp., 5.50%, 3/1/37	11,341,829	11,465
Federal Home Loan Mortgage Corp., 5.50%, 5/1/37	8,328,460	8,418

Federal Home Loan Mortgage Corp., 5.50%, 6/1/37	6,002,487	6,067
Federal Home Loan Mortgage Corp., 6.50%, 9/1/37	10,249,486	10,642
Federal Home Loan Mortgage Corp., Series 2840, Class LK, 6.00%, 11/15/17	1,163,976	1,215
Federal Home Loan Mortgage Corp., Series 3065, Class TN, 4.50%, 10/15/33	1,919,834	1,928
Federal Home Loan Mortgage Corp., Series 3248, Class LN, 4.50%, 7/15/35	4,270,583	4,279
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through, Series K001, Class A2, 5.651%, 4/25/16	6,059,982	6,337
Federal National Mortgage Association, 4.00%, 6/1/19	1,035,738	1,014
Federal National Mortgage Association, 4.50%, 6/1/19	5,412,665	5,403
Federal National Mortgage Association, 4.50%, 8/1/19	1,157,185	1,155
Federal National Mortgage Association, 4.50%, 12/1/19	580,899	580
Federal National Mortgage Association, 4.50%, 7/1/20	2,858,997	2,849
Federal National Mortgage Association, 4.50%, 9/1/20	3,856,901	3,844
Federal National Mortgage Association, 5.00%, 3/1/20	1,940,452	1,965
Federal National Mortgage Association, 5.00%, 4/1/20	775,385	784
Federal National Mortgage Association, 5.00%, 5/1/20	9,077,398	9,184
Federal National Mortgage Association, 5.00%, 3/1/34	588,308	584
Federal National Mortgage Association, 5.00%, 4/1/35	2,201,230	2,182
Federal National Mortgage Association, 5.00%, 7/1/35	3,627,257	3,595
Federal National Mortgage Association, 5.00%, 10/1/35	2,404,957	2,384
Federal National Mortgage Association, 5.17%, 1/1/16	2,625,251	2,697
Federal National Mortgage Association, 5.284%, 4/1/16	7,556,981	7,812
Federal National Mortgage Association, 5.32%, 4/1/14	1,721,992	1,795
Federal National Mortgage Association, 5.38%, 1/1/17	1,954,000	2,017
Federal National Mortgage Association, 5.50%, 4/1/21	1,777,829	1,817
Federal National Mortgage Association, 5.50%, 9/1/34	1,415,250	1,432
Federal National Mortgage Association, 5.50%, 3/1/35	4,458,471	4,511
Federal National Mortgage Association, 5.50%, 7/1/35	1,090,376	1,103
Federal National Mortgage Association, 5.50%, 8/1/35	2,812,789	2,845
Federal National Mortgage Association, 5.50%, 9/1/35	16,173,534	16,359
Federal National Mortgage Association, 5.50%, 10/1/35	4,740,586	4,795
Federal National Mortgage Association, 5.50%, 11/1/35	12,821,423	12,969
Federal National Mortgage Association, 5.50%, 1/1/36	10,435,151	10,555
Federal National Mortgage Association, 5.50%, 2/1/37	5,681,684	5,741
Federal National Mortgage Association, 5.50%, 2/1/38	36,658,448	37,042
Federal National Mortgage Association, 6.00%, 5/1/35	219,422	225
Federal National Mortgage Association, 6.00%, 6/1/35	50,556	52
Federal National Mortgage Association, 6.00%, 7/1/35	4,756,043	4,881
Federal National Mortgage Association, 6.00%, 10/1/35	1,766,970	1,813
Federal National Mortgage Association, 6.00%, 11/1/35	4,362,780	4,478
Federal National Mortgage Association, 6.00%, 6/1/36	4,962,977	5,090
Federal National Mortgage Association, 6.00%, 9/1/36	3,072,331	3,151
Federal National Mortgage Association, 6.00%, 11/1/37	15,583,678	15,979
Federal National Mortgage Association, 6.50%, 9/1/31	328,680	343
Federal National Mortgage Association, 6.50%, 11/1/35	1,980,828	2,055
Federal National Mortgage Association, 6.50%, 12/1/35	3,004,085	3,117
Federal National Mortgage Association, 6.50%, 4/1/36	1,113,337	1,154
Federal National Mortgage Association, 6.50%, 11/1/36	164,452	170
Federal National Mortgage Association, 6.50%, 12/1/36	612,784	635
Federal National Mortgage Association, 6.50%, 2/1/37	580,835	602
Federal National Mortgage Association, 6.50%, 3/1/37	2,577,653	2,671
Federal National Mortgage Association, 6.50%, 7/1/37	3,938,095	4,082
Federal National Mortgage Association, 6.50%, 8/1/37	24,392,617	25,285
Federal National Mortgage Association, Series 1989-20, Class A, 6.75%, 4/25/18	1,025,892	1,083
Federal National Mortgage Association - Aces, Series 2006-M1, Class C, 5.355%, 2/25/16	6,949,000	7,211
Federal National Mortgage Association Whole Loan, 6.25%, 5/25/42	5,223,768	5,569
(n) Final Maturity Amortizing Notes, 4.45%, 8/25/12	6,037,405	6,147
First Horizon Alternative Mortgage Securities Trust, Series 2004-FA1, Class 1A1, 6.25%, 10/25/34	2,842,802	2,773
First Union National Bank Commercial Mortgage Trust, Series 1999-C4, Class E, 7.94%, 12/15/31 144A	3,100,000	3,232
Government National Mortgage Association, 5.50%, 10/15/31	51,534	53
Government National Mortgage Association, 5.50%, 11/15/31	13,992	14
Government National Mortgage Association, 5.50%, 12/15/31	184,442	188
Government National Mortgage Association, 5.50%, 1/15/32	508,896	520
Government National Mortgage Association, 5.50%, 2/15/32	172,566	176
Government National Mortgage Association, 5.50%, 3/15/32	153,600	157
Government National Mortgage Association, 5.50%, 4/15/32	17,432	18
Government National Mortgage Association, 5.50%, 7/15/32	28,177	29

Government National Mortgage Association, 5.50%, 9/15/32	4,073,999	4,165
Greenwich Capital Commercial Funding Corp., Series 2006-FL4A, Class A1, 5.44%, 11/5/21 144A	931,202	871
GS Mortgage Securities Corp. II, Series 2006-GG8, Class A4, 5.56%, 11/10/39	6,758,000	6,693
Honda Auto Receivables Trust, Series 2007-2, Class A3, 5.46%, 5/23/11	9,487,000	9,710
John Deere Owner Trust, Series 2007-A, Class A3, 5.04%, 7/15/11	13,100,000	13,227
Massachusetts RRB Special Purpose Trust, Series 2001-1, Class A, 6.53%, 6/1/15	1,078,108	1,154
Merrill Lynch Alternative Note Asset, Series 2007-A1, Class A2A, 2.67%, 1/25/37	2,981,416	1,955
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-7, Class A4, 5.75%, 6/12/50	2,399,000	2,378
Mid-State Trust, Series 6, Class A3, 7.54%, 7/1/35	388,762	404
Nissan Auto Receivables Owner Trust, Series 2006-A, Class A3, 4.74%, 9/15/09	2,261,354	2,273
Nissan Auto Receivables Owner Trust, Series 2007-B, Class A3, 5.03%, 5/16/11	6,000,000	6,129
Nordstrom Private Label Credit Card Master, Series 2007-1A, Class A, 4.92%, 5/15/13 144A	6,869,000	7,075
RMF Commercial Mortgage Pass-Through Certificates, Series 1997-1, Class F, 7.471%, 1/15/19 144A	971,415	505
Rural Housing Trust 1987-1, Series 1, Class D, 6.33%, 4/1/26	9	0
TBW Mortgage Backed Pass-Through Certificates, Series 2007-1, Class A1, 2.69%, 3/25/37	2,461,235	2,241
Thornburg Mortgage Securities Trust, Series 2006-1, Class A3, 2.77%, 1/25/46	6,753,123	6,630
Thornburg Mortgage Securities Trust, Series 2006-5, Class A1, 2.72%, 9/25/46	3,379,558	3,156
Thornburg Mortgage Securities Trust, Series 2007-1, Class A1, 2.71%, 3/25/37	2,540,082	2,373
Thornburg Mortgage Securities Trust, Series 2007-2, Class A3A, 2.73%, 6/25/37	4,087,650	3,841
Wachovia Auto Loan Owner Trust, Series 2006-2A, Class A2, 5.35%, 5/20/10 144A	530,747	532
WAMU Commercial Mortgage Securities Trust, Series 2003-C1A, Class A, 3.83%, 1/25/35 144A	2,242,357	2,194
WAMU Mortgage Pass-Through Certificates, Series 2003-AR10, Class A6, 4.05%, 10/25/33	2,116,000	2,112
Washington Mutual Mortgage Pass-Through, Series 2006-6, Class 4A, 6.70%, 11/25/34	1,508,176	1,532
Wells Fargo Mortgage Backed Securities Trust, Series 2004-N, Class A6, 4.00%, 8/25/34	5,728,000	5,589
Wells Fargo Mortgage Backed Securities Trust, Series 2004-S, Class A7, 3.540%, 9/25/34	1,545,000	1,535
Wells Fargo Mortgage Backed Securities Trust, Series 2005-7, Class A1, 5.25%, 9/25/35	3,233,792	3,102
Wells Fargo Mortgage Backed Securities Trust, Series 2005-11, Class 1A1, 5.50%, 11/25/35	3,675,857	3,600

Total Structured Products (Cost: $538,272)		543,240

Money Market Investments (9.5%)
Autos (2.7%)
Fcar Owner Trust I, 3.00%, 4/7/08	10,000,000	9,996
(b) Fcar Owner Trust I, 3.10%, 4/11/08	10,000,000	9,991
(b) New Center Asset Trust, 3.05%, 4/9/08	10,000,000	9,993

Total		29,980

Federal Government & Agencies (0.1%)
Federal National Mortgage Association, 2.71%, 5/21/08	1,500,000	1,494

Total		1,494

Finance Lessors (0.9%)
(b) Thunder Bay Funding, Inc., 2.72%, 4/21/08	10,000,000	9,985
Thunder Bay Funding, Inc., 3.00%, 4/4/08	700,000	700

Total		10,685

Finance Services (1.7%)
(b) Barton Capital, 2.82%, 4/14/08	10,000,000	9,990
(b) Barton Capital, 3.10%, 4/4/08	10,000,000	9,997

Total		19,987

Miscellaneous Business Credit Institutions (0.9%)
(b) Kraft foods Inc., 2.97%, 4/7/08	10,000,000	9,995

Total		9,995

Security Brokers and Dealers (1.5%)
(b) Lehman Brothers Holdings, 3.20%, 4/1/08	16,910,000	16,910

Total		16,910

Short Term Business Credit (1.7%)
(b) Old Line Funding Corp., 2.80%, 4/11/08	10,000,000	9,992
(b) Sheffield Receivables, 3.25%, 4/2/08	10,000,000	9,999

Total		19,991

Total Money Market Investments (Cost: $109,042)		109,042

Total Investments (105.1%) (Cost $1,198,228)(a)		1,203,624

Other Assets, Less Liabilities (-5.1%)		(58,175)

Net Assets (100.0%)		1,145,449

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008 the value of these securities (in thousands) was $36,790, representing 3.21% of the net assets.

IO - Interest Only Security

RB - Revenue Bond

AMBAC (AMBAC Indemnity Corporation)

XLCA (XL Capital Assurance, Inc.)

(a)	At March 31, 2008 the aggregate cost of securities for federal tax purposes (in thousands) was $1,198,228 and the net unrealized appreciation of investments based on that cost was $5,396 which is comprised of $20,238 aggregate gross unrealized appreciation and $14,842 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
US Ten Year Treasury Note (Short)	769	6/08	$(2,561)
(Total Notional Value at March 31, 2008, $88,916)
US Long Bond (CBT) Commodity (Long)	52	6/08	$212
(Total Notional Value at March 31, 2008, $5,965)

(e)	Step bond security that presently receives no coupon payments. At the predetermined date the stated coupon rate becomes effective.

(g)	All or portion of the securities have been loaned.

(n)	At March 31, 2008 portfolio securities with an aggregate market value of $11,971 (in thousands) were valued with reference to securities whose prices are more readily available.

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, “Fair Value Measurements” (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Portfolio has adopted FAS 157 effective January 1, 2008. A summary of the fair value hierarchy under FAS 157 is described below:

•	Level 1 – fair value is determined by quoted prices in active markets for identical securities

•

Level 2 – fair value is determined by other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, other data used in fair valuation)

•	Level 3 – fair value is determined by significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Portfolio’s assets at March 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments^
Level 1 – Quoted prices	—	(2,349)
Level 2 – Other significant observable inputs	1,203,624	—
Level 3 – Significant unobservable inputs	—	—

Total	1,203,624	(2,349)

^	Other financial instruments are derivative instruments such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Northwestern Mutual Series Fund, Inc.

PIMCO Long-Term U.S. Government Bond Portfolio

Schedule of Investments

March 31, 2008 (unaudited)

Municipal Bonds (0.6%)	Shares/ $ Par	Value $ (000’s)
Municipal Bonds (0.6%)
Poway, California Unified Public School District Financing Authority, 4.50%, 9/15/37, RB AMBAC	200,000	178
Puerto Rico Sales Tax Financing, Corporate Sales Tax Revenue, 0.00%, 8/1/54, RB AMBAC	1,600,000	98

Total Municipal Bonds (Cost: $322)		276

Corporate Bonds (9.0%)
Banking and Finance (1.5%)
Bank of America, NA, 2.90%, 6/12/09	100,000	99
Citigroup, Inc., 6.125%, 8/25/36	200,000	176
Federal Home Loan Bank, 5.625%, 6/11/21	100,000	109
The Goldman Sachs Group, Inc., 6.75%, 10/1/37	200,000	187
Wells Fargo Capital X, 5.95%, 12/15/36	200,000	180

Total		751

Electronics (0.2%)
International Business Machines Corp., 5.70% 9/14/17	100,000	105

Total		105

Financials (7.3%)
Freddie Mac, 6.25%, 7/15/32	2,500,000	2,979
General Electric Capital Corp., 6.75%, 3/15/32	200,000	214
The Goldman Sachs Group, Inc., 3.325%, 2/6/12	200,000	187
JPMorgan Chase Capital XX, 6.55%, 9/29/36	200,000	175

Total		3,555

Total Corporate Bonds (Cost: $4,368)		4,411

Governments (33.3%)
Governments (33.3%)
Financing Corp., 0.00%, 12/27/18	500,000	312
Tennessee Valley Authority, 4.50%, 4/1/18	200,000	206
(b) Tennessee Valley Authority, 5.375%, 4/1/56	1,210,000	1,280
(b) US Treasury, 4.75%, 2/15/37	2,300,000	2,474
US Treasury, 5.25%, 11/15/28	1,100,000	1,238
US Treasury, 6.25%, 8/15/23	7,200,000	8,862
US Treasury, 8.75%, 8/15/20	400,000	587
US Treasury Inflation Index Bond, 2.375%, 1/15/25	225,742	246
US Treasury Stripped, 0.00%, 8/15/22	2,200,000	1,162

Total Governments (Cost: $16,157)		16,367

Structured Products (14.1%)
Structured Products (14.1%)
American Home Mortgage Investment Trust, Series 2005-3, Class 2A2, 5.00%, 9/25/35	100,000	91
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-2, Class 21A, 6.23%, 5/25/34	8,474	8
Bear Stearns Structured Products Inc., Series 2007-R7, Class A1, 2.81%, 8/25/37 144A	90,735	86
Chase Credit Card Master Trust, Series 2002-3, Class A, 2.99%, 9/15/11	100,000	99
Chevy Chase Mortgage Funding Corp., Series 2007-2A, Class A1, 2.73%, 5/25/48 144A	19,240	16
Citibank Credit Card Issuance Trust, Series 2003-A6, 2.90%, 5/17/10	100,000	100
Citigroup Mortgage Loan Trust, Inc., Series 2007-AHL3, Class 3A1, 2.66%, 5/25/37	81,906	77
Countrywide Alternative Loan Trust, Series 2005-81, Class A1, 2.88%, 2/25/37	144,417	113
Countrywide Home Loans, Series 2004-HYB5, Class 2A1, 4.84%, 4/20/35	41,085	39
Countrywide Home Loans, Series 2005-12, Class 1A2, 5.25%, 5/25/35	175,527	116
CS First Boston Mortgage Securities Corp., Series 2003-AR18, Class 2A3, 5.10%, 7/25/33	12,650	12
CS First Boston Mortgage Securities Corp., Series 2003-AR20, Class 2A1, 4.10%, 8/25/33	16,116	15
Federal Home Loan Mortgage Corp. Structured Pass Through Securities, Series T-61, Class 1A1, 5.922%, 7/25/44	50,753	49
Federal Home Loan Mortgage Corp., Series 2752, Class EZ, 5.50%, 2/15/34	625,579	595
Federal Home Loan Mortgage Corp., Series 3203, Class ZW, 5.00%, 11/15/35	324,662	287
Federal Home Loan Mortgage Corp., Series 3346, Class FA, 3.05%, 2/15/19	177,897	177
Federal National Mortgage Association, 5.375%, 4/11/22	400,000	413
Federal National Mortgage Association TBA, 5.50%, 4/1/38	2,200,000	2,222
Federal National Mortgage Association, Series 2004-W9, Class 1A3, 6.05%, 2/25/44	300,000	326
Federal National Mortgage Association, Series 2005-47, Class PA, 5.50%, 9/25/24	45,966	47
Federal National Mortgage Association, Series 2005-57, Class PA, 5.50%, 5/25/27	21,570	22
(n) Federal National Mortgage Association, Series 2007-114, Class A6, 2.80%, 10/27/37	100,000	95
Federal National Mortgage Association, Series 2007-39, Class NZ, 4.25%, 5/25/37	207,931	172
First Franklin Mortgage Loan Asset Backed Certificate, Series 2006-FF12, Class A2, 2.64%, 9/25/36	50,912	49
First USA Credit Card Master Trust, Series 1998-6, Class A, 2.94%, 4/18/11	300,000	300
GMAC Mortgage Corp. Loan Trust, Series 2004-AR1, Class 22A, 4.33%, 6/25/34	32,441	26
Indymac Residential Asset Backed Trust, Series 2007-B, Class 2A1, 2.68%, 7/25/37	72,389	68
JP Morgan Chase Commerical Mortgage Security Co., Series 2007-CB19, Class A4, 5.75%, 2/12/49	100,000	99
MBNA Credit Card Master Note Trust, Series 2002-A5, Class A5, 3.00%, 10/17/11	200,000	198
Merrill Lynch First Franklin Mortgage Loan, Series 2007-4, Class 2A1, 2.66%, 7/25/37	84,034	79
Merrill Lynch Mortgage Investors Trust, Series 2003-A3, Class 1A, 6.03%, 05/25/33	36,098	33
Merrill Lynch Mortgage Investors Trust, Series 2003-A4, Class 3A, 4.98%, 05/25/33	22,554	22
MLCC Mortgage Investors Inc., Series 2005-2, Class 1A, 4.25%, 10/25/35	74,284	70
MLCC Mortgage Investors, Inc., Series 2005-3, Class 4A, 2.85%, 11/25/35	70,417	64
Morgan Stanley ABS Capital I, Series 2007-NC3, Class A2A, 2.66%, 5/25/37	79,383	73
Residential Accredit Loans, Inc., Series 2006-QS7, Class A1, 6.00%, 6/25/36	89,643	79
SLC Student Loan Trust, Series 2007-1, Class A1, 3.045%, 11/15/09	148,270	147
SLM Student Loan Trust, Series 2006-5, Class A2, 3.32%, 7/25/17	54,326	54
SLM Student Loan Trust, Series 2006-6, Class A1, 3.32%, 10/25/18	56,602	56
SLM Student Loan Trust, Series 2006-7, Class A2, 3.32%, 10/25/16	39,166	39
SLM Student Loan Trust, Series 2006-9, Class A2, 3.33%, 4/25/17	57,492	57
Structured Adjustable Rate Mortgage Loan, Series 2004-18, Class 4A1, 5.19%, 12/25/34	57,501	54
Structured Asset Mortgage Investments, Inc., Series 2004-AR5, Class 1A1, 2.89%, 10/19/34	16,022	14
WAMU Mortgage Pass-Through Certificates, Series 2004-AR1, Class A, 4.229%, 3/25/34	112,490	112
WAMU Mortgage Pass-Through Certificates, Series 2006-AR9, Class 1A, 5.326%, 8/25/46	65,600	46

Total Structured Products (Cost: $6,944)		6,916

Purchased Options (0.00%)
Purchased Options (0.0%)
Put on 10-Year Treasury Note June Futures (CBOT), Strike Price $91.00, 5/23/08	40	1
Put on Federal National Mortgage Association TBA, 5.50%, Strike Price $86.375, 6/5/08	40	2

Total Purchased Options (Cost: $1)		3

Money Market Investments (63.2%)
Federal Government & Agencies (62.1%)
(b) Federal Home Loan Mortgage Co., 2.08%, 5/5/08	10,000,000	9,980
(b) Federal National Mortgage Association, 1.35%, 4/1/08	10,000,000	10,000
(b) United States Treasury Bill, 0.52%, 4/17/08	10,600,000	10,598

Total		30,578

Other Holdings (1.1%)
(b) J.P. Morgan Money Market Fund	523,386	523

Total		523

Total Money Market Investments (Cost: $31,102)		31,101

Total Investments (120.2%) (Cost $58,894)(a)		59,074

Other Assets, Less Liabilities (-20.2%)		(9,931)

Net Assets (100.0%)		49,143

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008 the value of these securities (in thousands) was $102, representing 0.21% of the net assets.

RB - Revenue Bond

AMBAC (AMBAC Indemnity Corporation)

(a)	At March 31, 2008 the aggregate cost of securities for federal tax purposes (in thousands) was $58,894 and the net unrealized appreciation of investments based on that cost was $181 which is comprised of $517 aggregate gross unrealized appreciation and $336 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
90 Day Euro $ Commodity
Future (Short)	1	12/08	$(6)
(Total Notional Value at March 31, 2008, $239)
US 5 Year Note (CBT)
Commodity (Long)	98	6/08	$(47)
(Total Notional Value at March 31, 2008, $11,242)
US 10 Year Treasury Note (Long)	114	6/08	$111
(Total Notional Value at March 31, 2008, $13,450)
US Long Bond (CBT)
Commodity (Long)	80	6/08	$60
(Total Notional Value at March 31, 2008, $9,443)

(n)	At March 31, 2008 portfolio securities with a aggregate market value of $95 (in thousands) were valued with reference to securities whose prices are more readily obtainable.

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, “Fair Value Measurements” (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Portfolio has adopted FAS 157 effective January 1, 2008. A summary of the fair value hierarchy under FAS 157 is described below:

•	Level 1 – fair value is determined by quoted prices in active markets for identical securities

•

Level 2 – fair value is determined by other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, other data used in fair valuation)

•

Level 3 – fair value is determined by significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets at March 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments^
Level 1 – Quoted prices	523	118
Level 2 – Other significant observable inputs	58,551	—
Level 3 – Significant unobservable inputs	—	—

Total	59,074	118

^	Other financial instruments are derivative instruments such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Northwestern Mutual Series Fund, Inc.

American Century Inflation Protection Portfolio

Schedule of Investments

March 31, 2008 (unaudited)

Corporate Bonds (3.4%)	Shares/ $ Par	Value $ (000’s)
Financials (3.4%)
The Bear Stearns Cos., Inc., 6.23%, 1/10/14	70,000	$58
Hartford Life Global Fund, 5.26%, 3/15/10	80,000	78
The International Bank for Reconstruction and Development, 7.625%, 1/19/23	500,000	682
Kreditanstalt fuer Wiederaufbau, 4.75%, 5/15/12	500,000	533
Merrill Lynch & Co., Inc., 5.24%, 3/2/09	285,000	279
Prudential Financial, Inc., 5.86%, 3/10/15	240,000	233

Total Corporate Bonds (Cost: $1,724)		1,863

Governments (68.5%)
Governments (68.5%)
Aid-Israel, 0.00%, 11/1/14	500,000	406
Aid-Isreal, 0.00%, 5/1/15	250,000	197
Farmer Mac Guaranteed Notes Trust 2007-01, 5.125%, 4/19/17, 144A	500,000	534
Federal Home Loan Bank, 4.75%, 12/16/16	1,750,000	1,844
Federal Home Loan Bank, 4.875%, 5/17/17	1,255,000	1,333
Financing Corp., 0.00%, 5/30/10	359,000	344
Private Export Funding, 4.55%, 5/15/15	600,000	630
Tennessee Valley Authority, 4.50%, 4/1/18	450,000	464
Tennessee Valley Authority, 4.875%, 12/15/16	450,000	479
Tennessee Valley Authority, 6.79%, 5/23/12	1,200,000	1,360
Tennessee Valley Authority Stripped, 0.00%, 7/15/09	160,000	156
Tennessee Valley Authority Stripped, 0.00%, 11/1/12	251,000	220
US Treasury Inflation Index Bond, 0.875%, 4/15/10	256,225	262
US Treasury Inflation Index Bond, 1.625%, 1/15/15	994,743	1,055
US Treasury Inflation Index Bond, 1.625%, 1/15/18	2,014,800	2,116
US Treasury Inflation Index Bond, 1.75%, 1/15/28	2,795,535	2,771
US Treasury Inflation Index Bond, 1.875%, 7/15/13	833,090	899
US Treasury Inflation Index Bond, 1.875%, 7/15/15	379,757	410
US Treasury Inflation Index Bond, 2.00%, 4/15/12	364,014	392
US Treasury Inflation Index Bond, 2.00%, 1/15/14	708,158	767
US Treasury Inflation Index Bond, 2.00%, 7/15/14	559,815	608
US Treasury Inflation Index Bond, 2.00%, 1/15/16	2,392,493	2,594
US Treasury Inflation Index Bond, 2.00%, 1/15/26	2,126,660	2,192
US Treasury Inflation Index Bond, 2.375%, 4/15/11	212,656	228
US Treasury Inflation Index Bond, 2.375%, 1/15/17	1,883,736	2,102
US Treasury Inflation Index Bond, 2.375%, 1/15/25	2,239,260	2,436
US Treasury Inflation Index Bond, 2.375%, 1/15/27	601,749	657
US Treasury Inflation Index Bond, 2.50%, 7/15/16	1,672,048	1,884
US Treasury Inflation Index Bond, 2.625%, 7/15/17	1,603,807	1,828
US Treasury Inflation Index Bond, 3.00%, 7/15/12	410,823	460
US Treasury Inflation Index Bond, 3.375%, 4/15/32	1,515,962	1,991

US Treasury Inflation Index Bond, 3.50%, 1/15/11	363,780	402
US Treasury Inflation Index Bond, 3.625%, 4/15/28	1,435,335	1,861
US Treasury Inflation Index Bond, 3.875%, 4/15/29	898,653	1,215

Total Governments (Cost: $35,321)		37,097

Structured Products (26.9%)
Structured Products (26.9%)
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37	231,075	221
Banc of America Commercial Mortgage, Inc., Series 2004-2, Class A3, 4.05%, 11/10/38	430,000	419
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A3, 5.812%, 2/10/51	1,300,000	1,257
Chase Manhattan Bank-First Union National Bank, Series 1999-1, Class B, 7.619%, 8/15/31	700,000	720
Citibank Credit Card Issuance Trust, Series 2007-A2, Class A2, 3.06%, 5/21/12	500,000	490
CNH Equipment Trust, Series 2007-C, Class A3A, 5.21%, 12/15/11	400,000	406
Credit Suisse Mortgage Capital Certificate, Series 2007-TF2A, Class A1, 2.998%, 4/15/22, 144A	500,000	477
Fannie Mae, 5.375%, 6/12/17	650,000	714
Fannie Mae, Series 2004-9, Class YJ, 4.00%, 10/25/13	246,366	247
Federal Home Loan Mortgage Corp., 5.50%, 12/1/36	494,448	500
Federal National Mortgage Association, 4.75%, 11/19/12	2,040,000	2,177
Federal National Mortgage Association, 5.221%, 2/17/09	1,951,000	1,969
Federal National Mortgage Association, 5.50%, 7/1/36	486,494	492
Freddie Mac, 2.875%, 4/30/10	1,375,000	1,390
Freddie Mac, 5.77%, 1/1/38	625,532	635
Freddie Mac, Series 3234, Class PA, 5.00%, 10/15/26	650,518	664
GMAC Commercial Mortgage Securities, Inc., Series 2005-C1, Class A2, 4.471%, 5/10/43	496,417	490
Government National Mortgage Association ARM, 4.875%, 12/20/31	299,003	299
Government National Mortgage Association ARM, 5.625%, 7/20/31	126,001	127
Lehman Brothers Floating Rate Commercial Mortgage, Series 2007-LLFA, Class A1, 3.118%, 6/15/22, 144A	453,640	431
Prudential Financial, Inc., 5.73%, 2/10/12	200,000	192
Wells Fargo Mortgage Backed Securities Trust, Series 2007-11, Class A19, 6.00%, 8/25/37	281,824	279

Total Structured Products (Cost: $14,629)		14,596

Money Market Investments (1.4%)
Finance Services (1.4%)
(k) Chariot Funding LLC, 3.10%, 4/1/08	778,000	778

Total		778

Other Holdings (0.0%)
J.P. Morgan Money Market Fund	753	1
Total		1

Total Money Market Investments (Cost: $779)		779

Total Investments (100.2%) (Cost $52,453)(a)		54,335

Other Assets, Less Liabilities (-0.2%)		(119)

Net Assets (100.0%)		54,216

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008 the value of these securities (in thousands) was $1,441, representing 2.66% of the net assets.

(a)	At March 31, 2008 the aggregate cost of securities for federal tax purposes (in thousands) was $52,453 and the net unrealized appreciation of investments based on that cost was $1,882 which is comprised of $2,029 aggregate gross unrealized appreciation and $147 aggregate gross unrealized depreciation.

(j)	Swap agreements outstanding on March 31, 2008

Total Return Swaps

CounterParty	Reference
BARCLAYS CAPITAL	U.S. Consumer Price Index-All Urban Consumers-Not Seasonally Adjusted (CPURNSA)
BARCLAYS CAPITAL	U.S. Consumer Price Index-All Urban Consumers-Not Seasonally Adjusted (CPURNSA)
BARCLAYS CAPITAL	U.S. Consumer Price Index-All Urban Consumers-Not Seasonally Adjusted (CPURNSA)
BARCLAYS CAPITAL	U.S. Consumer Price Index (CPI)
BARCLAYS CAPITAL	U.S. Consumer Price Index-All Urban Consumers-Not Seasonally Adjusted (CPURNSA)

Payments Made By the Fund	Payments Received By the Fund	Exp Date	Notional Amount (000’s)		Unrealized Appreciation/ (Depreciation) (000’s)
Barclays Capital Synthetic Total Return Calculation at Maturity based on Reference Entity	CPURNSA Index Total Return at Maturity	7/10	USD	$3,000	$7
Barclays Capital Synthetic Total Return Calculation at Maturity based on Reference Entity	CPURNSA Index Total Return at Maturity	8/12	USD	$2,500	$55
Barclays Capital Synthetic Total Return Calculation at Maturity based on Reference Entity	CPURNSA Index Total Return at Maturity	6/14	USD	$1,000	$(9)

Barclays Capital Synthetic Total Return Calculation at Maturity based on Reference Entity	CPI Index Total Return at Maturity	8/17	USD	$2,000	$30
Barclays Capital Synthetic Total Return Calculation at Maturity based on Reference Entity	CPURNSA Index Total Return at Maturity	12/27	USD	$1,700	$(36)

					$47

(k)	Securities with an aggregate market value of $778 (in thousands) have been pledged as collateral for swap contracts outstanding on March 31, 2008.

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, “Fair Value Measurements” (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Portfolio has adopted FAS 157 effective January 1, 2008. A summary of the fair value hierarchy under FAS 157 is described below:

•	Level 1 – fair value is determined by quoted prices in active markets for identical securities

•

Level 2 – fair value is determined by other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, other data used in fair valuation)

•	Level 3 – fair value is determined by significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Portfolio’s assets at March 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments^
Level 1 – Quoted prices	1	—
Level 2 – Other significant observable inputs	54,334	47
Level 3 – Significant unobservable inputs	—	—

Total	54,335	47

^	Other financial instruments are derivative instruments such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Northwestern Mutual Series Fund, Inc.

High Yield Bond Portfolio

Schedule of Investments

March 31, 2008 (unaudited)

Bonds (89.5%)	Shares/ $ Par	Value $ (000’s)
Aerospace/Defense (2.2%)
Bombardier, Inc., 8.00%, 11/15/14 144A	714,000	735
DRS Technologies, Inc., 7.625%, 2/1/18	680,000	680
Hawker Beechcraft Acquisition Co., LLC/Hawker Beechcraft Notes Co., 8.50%, 4/1/15	412,000	423
Hawker Beechcraft Acquisition Co., LLC/Hawker Beechcraft Notes Co., 8.875%, 4/1/15	787,000	805
L-3 Communications Corp., 6.375%, 10/15/15	2,275,000	2,224
L-3 Communications Corp., 7.625%, 6/15/12	1,335,000	1,367

Total		6,234

Autos/Vehicle Parts (4.6%)
American Axle & Manufacturing, Inc., 7.875%, 3/1/17	926,000	785
Cooper Tire & Rubber Co., 8.00%, 12/15/19	680,000	636
Ford Motor Co., 7.45%, 7/16/31	2,020,000	1,333
Ford Motor Credit Co. LLC, 8.00%, 12/15/16	1,345,000	1,053
Ford Motor Credit Co. LLC, 8.625%, 11/1/10	710,000	619
Ford Motor Credit Co. LLC, 9.875%, 8/10/11	2,980,000	2,656
General Motors Corp., 8.375%, 7/15/33	1,815,000	1,280
The Goodyear Tire & Rubber Co., 8.625%, 12/1/11	392,000	411
Lear Corp., 8.75%, 12/1/16	872,000	744
Tenneco, Inc., 8.125%, 11/15/15 144A	275,000	273
TRW Automotive, Inc., 7.25%, 3/15/17 144A	1,135,000	1,033
Visteon Corp., 8.25%, 8/1/10	2,265,000	1,852

Total		12,675

Basic Materials (11.0%)
Abitibi-Consolidated Co. of Canada, 7.75%, 6/15/11	1,837,000	992
Abitibi-Consolidated Co. of Canada, 8.375%, 4/1/15	1,400,000	721
Abitibi-Consolidated, Inc., 8.55%, 8/1/10	925,000	532
Arch Western Finance LLC, 6.75%, 7/1/13	565,000	564
Berry Plastics Holding Corp., 8.875%, 9/15/14	590,000	515
Cascades, Inc., 7.25%, 2/15/13	504,000	445
Catalyst Paper Corp., Series D, 8.625%, 6/15/11	340,000	283
Crown Americas LLC/Crown Americas Capital Corp., 7.625%, 11/15/13	1,062,000	1,083
Crown Americas LLC/Crown Americas Capital Corp., 7.75%, 11/15/15	825,000	848
FMG Finance Property, Ltd., 10.625%, 9/1/16 144A	1,995,000	2,244
Freeport-McMoRan Copper & Gold, Inc., 8.25%, 4/1/15	1,360,000	1,435
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/17	2,870,000	3,045
Georgia-Pacific LLC, 7.00%, 1/15/15 144A	1,853,000	1,737
Georgia-Pacific LLC., 7.125%, 1/15/17 144A	594,000	549
Graphic Packaging International Corp., 9.50%, 8/15/13	1,031,000	990
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 9.75%, 11/15/14	1,955,000	2,097
Huntsman LLC, 11.50%, 7/15/12	745,000	793
Invista, 9.25%, 5/1/12 144A	875,000	895
Massey Energy Co., 6.625%, 11/15/10	845,000	838
Momentive Performance Materials, Inc., 9.75%, 12/1/14	445,000	399
(c) Momentive Performance Materials, Inc., 10.125%, 12/1/14	560,000	487
The Mosaic Co., 7.625%, 12/1/14 144A	335,000	358
The Mosaic Co., 7.875%, 12/1/16 144A	785,000	844
Norampac, Inc., 6.75%, 6/1/13	625,000	534
Novelis, Inc., 7.25%, 2/15/15	1,698,000	1,503
Owens-Brockway Glass Container, Inc., 6.75%, 12/1/14	1,064,000	1,059
Peabody Energy Corp., 7.375%, 11/1/16	935,000	968
Peabody Energy Corp., 7.875%, 11/1/26	1,095,000	1,087

Smurfit-Stone Container Enterprises, Inc., 8.00%, 3/15/17	680,000	571
Smurfit-Stone Container Enterprises, Inc., 8.375%, 7/1/12	955,000	864
Steel Dynamics, Inc., 7.75%, 4/15/16 144A	1,035,000	1,036

Total		30,316

Builders/Building Materials (0.7%)
K. Hovnanian Enterprises, 7.75%, 5/15/13	1,116,000	591
KB HOME, 7.75%, 2/1/10	1,395,000	1,334

Total		1,925

Capital Goods (2.6%)
Ashtead Capital, Inc., 9.00%, 8/15/16 144A	540,000	437
Case New Holland, Inc., 7.125%, 3/1/14	1,090,000	1,068
DA-Lite Screen Co., Inc., 9.50%, 5/15/11	675,000	614
Rental Service Corp., 9.50%, 12/1/14	1,842,000	1,538
SPX Corp., 7.625%, 12/15/14 144A	820,000	845
Terex Corp., 8.00%, 11/15/17	1,100,000	1,095
United Rentals North America, Inc., 6.50%, 2/15/12	1,825,000	1,652

Total		7,249

Consumer Products/Retailing (4.2%)
Albertson’s, Inc., 7.25%, 5/1/13	1,335,000	1,336
Claire’s Stores, Inc., 10.50%, 6/1/17	975,000	429
Education Management LLC, 10.25%, 6/1/16	1,930,000	1,534
GameStop Corp./GameStop, Inc., 8.00%, 10/1/12	1,105,000	1,169
Levi Strauss & Co., 8.875%, 4/1/16	1,275,000	1,218
Michaels Stores, Inc., 11.375%, 11/1/16	725,000	569
Oxford Industries, Inc., 8.875%, 6/1/11	1,693,000	1,609
Phillips-Van Heusen Corp., 8.125%, 5/1/13	200,000	203
Rite Aid Corp., 7.50%, 3/1/17	1,017,000	915
Rite Aid Corp., 8.625%, 3/1/15	336,000	256
Rite Aid Corp., 9.375%, 12/15/15	540,000	424
SUPERVALU, Inc., 7.50%, 11/15/14	1,120,000	1,131
Warnaco, Inc., 8.875%, 6/15/13	755,000	783

Total		11,576

Energy (12.2%)
Basic Energy Services, Inc., 7.125%, 4/15/16	1,220,000	1,162
Chaparral Energy, Inc., 8.875%, 2/1/17	1,220,000	1,058
Chesapeake Energy Corp., 6.375%, 6/15/15	823,000	798
Chesapeake Energy Corp., 6.625%, 1/15/16	1,405,000	1,377
Chesapeake Energy Corp., 7.50%, 9/15/13	1,120,000	1,154
Chesapeake Energy Corp., 7.625%, 7/15/13	655,000	671
Cimarex Energy Co., 7.125%, 5/1/17	1,015,000	1,007
Compagnie Generale de Geophysique-Veritas, 7.50%, 5/15/15	405,000	411
Compagnie Generale de Geophysique-Veritas, 7.75%, 5/15/17	675,000	685
Complete Production Services, Inc., 8.00%, 12/15/16	803,000	771
Connacher Oil & Gas, 10.25%, 12/15/15 144A	730,000	735
Denbury Resources, Inc., 7.50%, 12/15/15	750,000	767
El Paso Corp., 7.75%, 1/15/32	1,095,000	1,125
Forest Oil Corp., 7.25%, 6/15/19	650,000	661
Helix Energy Solutions, 9.50%, 1/15/16 144A	1,090,000	1,090
Key Energy Services, Inc., 8.375%, 12/1/14 144A	1,100,000	1,097
Kinder Morgan Finance Co. ULC, 5.70%, 1/5/16	675,000	640
Knight, Inc., 6.50%, 9/1/12	897,000	910
Mariner Energy, Inc., 8.00%, 5/15/17	725,000	692
Newfield Exploration Co., 6.625%, 9/1/14	190,000	187
Newfield Exploration Co., 6.625%, 4/15/16	1,045,000	1,024
OPTI Canada, Inc., 8.25%, 12/15/14	1,645,000	1,629

Petrohawk Energy Corp., 9.125%, 7/15/13	1,636,000	1,681
Petroplus Finance, Ltd., 6.75%, 5/1/14 144A	633,000	578
Petroplus Finance, Ltd., 7.00%, 5/1/17 144A	528,000	471
Plains Exploration & Production Co., 7.00%, 3/15/17	680,000	653
Plains Exploration & Production Co., 7.75%, 6/15/15	900,000	898
Range Resources Corp., 6.375%, 3/15/15	1,119,000	1,097
Range Resources Corp., 7.50%, 5/15/16	235,000	241
Seitel, Inc., 9.75%, 2/15/14	270,000	227
Sesi LLC, 6.875%, 6/1/14	1,145,000	1,093
Sonat, Inc., 7.625%, 7/15/11	315,000	326
Southwestern Energy Co., 7.50%, 2/1/18 144A	830,000	859
Stallion Oilfield Services/Stallion Oilfield Finance Corp., 9.75%, 2/1/15 144A	540,000	370
Tesoro Corp., 6.25%, 11/1/12	460,000	434
Tesoro Corp., 6.625%, 11/1/15	2,330,000	2,156
W&T Offshore, Inc., 8.25%, 6/15/14 144A	1,040,000	965
Whiting Petroleum Corp., 7.25%, 5/1/13	1,379,000	1,358
Williams Partners LP/Williams Partners Financial Corp., 7.25%, 2/1/17	538,000	541

Total		33,599

Financials (4.1%)
Crum & Forster Holdings Corp., 7.75%, 5/1/17	772,000	731
E*TRADE Financial Corp., 7.375%, 9/15/13	55,000	39
E*TRADE Financial Corp., 7.875%, 12/1/15	580,000	412
E*TRADE Financial Corp., 8.00%, 6/15/11	950,000	793
GMAC LLC, 7.25%, 3/2/11	1,635,000	1,288
GMAC LLC, 7.75%, 1/19/10	550,000	476
GMAC LLC, 8.00%, 11/1/31	4,390,000	3,147
LaBranche & Co., Inc., 11.00%, 5/15/12	561,000	569
Nuveen Investments, Inc. 10.50%, 11/15/15 144A	825,000	707
Residential Capital LLC, 6.00%, 2/22/11	1,110,000	544
SLM Corp., 4.00%, 1/15/09	980,000	882
SLM Corp., 4.00%, 1/15/10	1,240,000	1,042
UnumProvident Finance Co. PLC, 6.85%, 11/15/15 144A	825,000	833

Total		11,463

Foods (3.4%)
Constellation Brands, Inc., 7.25%, 9/1/16	1,070,000	1,041
Constellation Brands, Inc., 7.25%, 5/15/17	870,000	844
Constellation Brands, Inc., 8.375%, 12/15/14	455,000	469
Dean Foods Co., 7.00%, 6/1/16	360,000	315
Dole Food Co., Inc., 8.625%, 5/1/09	1,550,000	1,348
Pilgrim’s Pride Corp., 7.625%, 5/1/15	843,000	811
Pilgrim’s Pride Corp., 8.375%, 5/1/17	405,000	356
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 9.25%, 4/1/15	735,000	650
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 10.625%, 4/1/17	1,415,000	1,203
Seminole Hard Rock Entertainment, Inc., 5.30%, 3/15/14 144A	540,000	428
Smithfield Foods, Inc., 7.75%, 5/15/13	1,310,000	1,297
Smithfield Foods, Inc., 7.75%, 7/1/17	760,000	741

Total		9,503

Gaming/Leisure/Lodging (8.9%)
AMC Entertainment, Inc., 11.00%, 2/1/16	1,273,000	1,192
Boyd Gaming Corp., 7.75%, 12/15/12	1,355,000	1,253
Caesars Entertainment, Inc., 7.875%, 3/15/10	740,000	694
Caesars Entertainment, Inc., 8.125%, 5/15/11	1,775,000	1,491
Felcor Lodging LP, 8.50%, 6/1/11	1,117,000	1,095
Harrahs Operating Co., Inc., 10.75%, 2/1/16 144A	1,150,000	969
Hertz Corp., 8.875%, 1/1/14	1,295,000	1,227
Host Hotels & Resorts LP, 7.125%, 11/1/13	2,865,000	2,809
Las Vegas Sands Corp., 6.375%, 2/15/15	1,845,000	1,628
Mandalay Resort Group, 9.375%, 2/15/10	660,000	680
Mashantucket Western Pequot Tribe, 8.50%, 11/15/15 144A	1,375,000	1,210

MGM Mirage, Inc., 6.75%, 9/1/12	1,485,000	1,377
MGM Mirage, Inc., 7.50%, 6/1/16	1,800,000	1,620
Mohegan Tribal Gaming, 6.875%, 2/15/15	1,095,000	881
Mohegan Tribal Gaming, 7.125%, 8/15/14	370,000	303
Royal Caribbean Cruises, Ltd., 7.00%, 6/15/13	875,000	818
Station Casinos, Inc., 6.00%, 4/1/12	1,475,000	1,210
Station Casinos, Inc., 6.625%, 3/15/18	615,000	341
Station Casinos, Inc., 6.875%, 3/1/16	685,000	399
Universal City Development Partners, 11.75%, 4/1/10	907,000	932
Universal City Florida, 8.375%, 5/1/10	400,000	392
Wynn Las Vegas Capital Corp., 6.625%, 12/1/14 144A	955,000	919
Wynn Las Vegas LLC, 6.625%, 12/1/14	1,440,000	1,386

Total		24,826

Health Care/Pharmaceuticals (5.9%)
Community Health Systems, Inc., 8.875%, 7/15/15	2,215,000	2,223
FMC Finance III SA, 6.875%, 7/15/17	1,265,000	1,265
Fresenius Medical Capital Trust IV, 7.875%, 6/15/11	410,000	425
HCA, Inc., 6.75%, 7/15/13	905,000	801
HCA, Inc., 9.125%, 11/15/14	782,000	805
HCA, Inc., 9.25%, 11/15/16	3,164,000	3,283
(c) HCA, Inc., 9.625%, 11/15/16	1,273,000	1,321
Health Management Associates, Inc., 6.125%, 4/15/16	1,100,000	930
PTS Acquisition Corp., 9.50%, 4/15/15 144A	997,000	808
Senior Housing Properties Trust, 8.625%, 1/15/12	610,000	627
Service Corp. International, 6.75%, 4/1/15	855,000	841
Service Corp. International, 6.75%, 4/1/16	825,000	798
Service Corp. International, 7.375%, 10/1/14	175,000	175
Tenet Healthcare Corp., 7.375%, 2/1/13	985,000	879
Ventas Realty LP/Capital Corp., 6.50%, 6/1/16	340,000	328
Ventas Realty LP/Capital Corp., 9.00%, 5/1/12	750,000	789

Total		16,298

Media (8.5%)
Charter Communications Holdings LLC, 10.25%, 9/15/10	1,740,000	1,579
Charter Communications Holdings LLC, 11.00%, 10/1/15	715,000	492
Charter Communications Holdings LLC, 11.75%, 5/15/14	2,535,000	1,280
CSC Holdings, Inc., 7.625%, 4/1/11	2,055,000	2,031
CSC Holdings, Inc., 7.875%, 2/15/18	2,400,000	2,219
EchoStar DBS Corp., 7.00%, 10/1/13	1,675,000	1,579
EchoStar DBS Corp., 7.125%, 2/1/16	555,000	518
Idearc, Inc., 8.00%, 11/15/16	3,745,000	2,424
Intelsat Subsidiary Holding Co., Ltd., 8.25%, 1/15/13	934,000	941
Kabel Deutschland GMBH, 10.625%, 7/1/14	1,215,000	1,192
Lamar Media Corp., 6.625%, 8/15/15	1,875,000	1,650
Mediacom Broadband LLC/Corp., 8.50%, 10/15/15	1,185,000	995
Mediacom LLC/Capital Corp., 7.875%, 2/15/11	390,000	347
Quebecor Media, 7.75%, 3/15/16 144A	1,100,000	1,004
R.H. Donnelley Corp., 6.875%, 1/15/13	3,850,000	2,349
R.H. Donnelley Corp., 8.875%, 1/15/16	695,000	440
R.H. Donnelley Corp., 8.875%, 10/15/17 144A	715,000	447
(c) Univision Communications, 9.75%, 3/15/15 144A	1,910,000	1,156
Videotron Ltee, 6.375%, 12/15/15	340,000	298
Videotron Ltee, 6.875%, 1/15/14	838,000	773

Total		23,714

Real Estate (0.9%)
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 7.125%, 2/15/13	1,510,000	1,371
The Rouse Co. LP, 7.20%, 9/15/12	1,175,000	1,072

Total		2,443

Services (1.3%)
Allied Waste North America, Inc., 6.875%, 6/1/17	815,000	799
Allied Waste North America, Inc., 7.25%, 3/15/15	1,411,000	1,409
ARAMARK Corp., 6.739%, 2/1/15	205,000	181
Realogy Corp., 12.375%, 4/15/15	910,000	405
WCA Waste Corp., 9.25%, 6/15/14	880,000	878

Total		3,672

Structured Product (0.3%)
CDX North America High Yield, 7.50%, 6/29/12	979,592	933

Total		933

Technology (3.1%)
First Data Corp., 9.875%, 9/24/15 144A	2,015,000	1,656
Flextronics International, Ltd., 6.50%, 5/15/13	1,130,000	1,079
Freescale Semiconductor, Inc., 8.875%, 12/15/14	981,000	768
(c) Freescale Semiconductor, Inc., 9.125%, 12/15/14	1,442,000	1,053
Freescale Semiconductor, Inc., 10.125%, 12/15/16	335,000	226
NXP BV/NXP Funding LLC, 9.50%, 10/15/15	615,000	506
Sabre Holdings Corp., 8.35%, 3/15/16	915,000	705
STATS ChipPAC, Ltd., 6.75%, 11/15/11	662,000	669
Sungard Data Systems, Inc., 9.125%, 8/15/13	1,315,000	1,328
Travelport LLC, 11.875%, 9/1/16	885,000	752

Total		8,742

Telecommunications (5.4%)
(c) Alltel Communications, Inc., 10.375%, 12/1/17 144A	1,095,000	942
American Tower Corp., 7.00%, 10/15/17, 144A	825,000	825
Citizens Communications, 9.00%, 8/15/31	2,205,000	1,928
Citizens Communications, 9.25%, 5/15/11	2,025,000	2,095
Embarq Corp., 7.082%, 6/1/16	1,845,000	1,747
Qwest Capital Funding, Inc., 7.90%, 8/15/10	870,000	870
Qwest Communications International, Inc., 7.50%, 11/1/08	375,000	377
Qwest Corp., 6.50%, 6/1/17	1,035,000	934
Qwest Corp., 7.50%, 10/1/14	221,000	215
Qwest Corp., 7.875%, 9/1/11	986,000	984
Rogers Wireless, Inc., 8.00%, 12/15/12	1,220,000	1,263
Windstream Corp., 7.00%, 3/15/19	680,000	592
Windstream Corp., 8.125%, 8/1/13	1,150,000	1,130
Windstream Corp., 8.625%, 8/1/16	1,220,000	1,199

Total		15,101

Transportation-Rail & Other (1.9%)
American Railcar Industries, Inc., 7.50%, 3/1/14	680,000	598
Grupo Transportacion Ferroviaria Mexicana, SA de CV (TFM), 9.375%, 5/1/12	933,000	963
Kansas City Southern de Mexico, 7.375%, 6/1/14 144A	1,150,000	1,061
Kansas City Southern de Mexico, 7.625%, 12/1/13	470,000	442
Stena AB, 7.50%, 11/1/13	2,305,000	2,274

Total		5,338

Utilities (8.3%)
The AES Corp., 8.00%, 10/15/17	825,000	835
The AES Corp., 9.375%, 9/15/10	2,140,000	2,263
Aquila, Inc., 9.95%, 2/1/11	78,000	82
Dynegy Holdings, Inc., 7.50%, 6/1/15	545,000	511

Dynegy Holdings, Inc., 7.75%, 6/1/19	815,000	762
Dynegy Holdings, Inc., 8.375%, 5/1/16	1,465,000	1,450
Edison Mission Energy, 7.00%, 5/15/17	1,585,000	1,577
Edison Mission Energy, 7.20%, 5/15/19	1,846,000	1,823
Elwood Energy LLC, 8.159%, 7/5/26	1,089,170	1,054
Energy Future Holdings Corp., 10.875%, 11/1/17 144A	1,100,000	1,111
Indiantown Cogeneration LP, Series A-10, 9.77%, 12/15/20	2,175,000	2,432
Intergen NV, 9.00%, 6/30/17 144A	1,095,000	1,144
NRG Energy, Inc., 7.25%, 2/1/14	925,000	913
NRG Energy, Inc., 7.375%, 2/1/16	430,000	421
NRG Energy, Inc., 7.375%, 1/15/17	1,416,000	1,377
NSG Holdings LLC/NSG Holdings, Inc., 7.75%, 12/15/25 144A	948,000	920
PSEG Energy Holdings LLC, 8.50%, 6/15/11	291,000	308
Reliant Energy, Inc., 7.625%, 6/15/14	350,000	347
Sierra Pacific Resources, 8.625%, 3/15/14	392,000	412
Texas Competitive Electric Holdings Co. LLC, 10.25%, 11/1/15 144A	3,370,000	3,358

Total		23,100

Total Bonds (Cost: $269,438)		248,707

Money Market Investments (8.0%)
Autos (3.6%)
Fcar Owner Trust I, 2.95%, 4/24/08	5,000,000	4,991
New Center Asset Trust, 3.18%, 4/21/08	5,000,000	4,990

Total		9,981

Finance Services (1.8%)
Barton Capital, 3.00%, 4/18/08	5,000,000	4,993

Total		4,993

Security Brokers and Dealers (0.8%)
Lehman Brothers Holding, 3.20%, 4/1/08	2,300,000	2,300

Total		2,300

Short Term Business Credit (1.8%)
Sheffield Receivables, 3.15%, 4/4/08	5,000,000	4,999

Total		4,999

Total Money Market Investments (Cost: $22,273)		22,273

Total Investments (97.5%) (Cost $291,711)(a)		270,980

Other Assets, Less Liabilities (2.5%)		7,012

Net Assets (100.0%)		277,992

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008 the value of these securities (in thousands) was $36,649, representing 13.18% of the net assets.

(a)	At March 31, 2008 the aggregate cost of securities for federal tax purposes (in thousands) was $291,711 and the net unrealized depreciation of investments based on that cost was $20,731 which is comprised of $1,743 aggregate gross unrealized appreciation and $22,474 aggregate gross unrealized depreciation.

(c)	PIK - Payment In Kind

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, “Fair Value Measurements” (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Portfolio has adopted FAS 157 effective January 1, 2008. A summary of the fair value hierarchy under FAS 157 is described below:

•	Level 1 – fair value is determined by quoted prices in active markets for identical securities

•

Level 2 – fair value is determined by other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, other data used in fair valuation)

•	Level 3 – fair value is determined by significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Portfolio’s assets at March 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments^
Level 1 – Quoted prices	—	—
Level 2 – Other significant observable inputs	270,980	—
Level 3 – Significant unobservable inputs	—	—

Total	270,980	—

^	Other financial instruments are derivative instruments such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument. At March 31, 2008, the Portfolio does not hold any derivative instruments.

Northwestern Mutual Series Fund, Inc.

PIMCO Multi-Sector Bond Portfolio

Schedule of Investments

March 31, 2008 (unaudited)

Municipal Bonds (2.6%)	Shares/ $ Par	Value $ (000’s)
Municipal Bonds (2.6%)
Buckeye Tobacco Settlement Financing Authority, Series 2007-A2, 5.875%, 6/1/30 RB	100	92
Buckeye Tobacco Settlement Financing Authority, Series 2007-A2, 5.875%, 6/1/47 RB	100	88
California Educational Facilities Authority, Series 2007-A, 4.75%, 10/1/37 RB	100	95
Clovis Unified School District, Series 2001-B, 0.00%, 8/1/20 GO, FGIC	100	53
Dallas Area Rapid Transit, Series 2007, 5.00%, 12/1/36 RB, AMBAC	200	197
East Bay Municipal Utility District, Series 2007-A, 5.00%, 6/1/32 RB, FGIC	400	399
Golden State Tobacco Securitization Corp., Series 2007-A1, 5.75%, 6/1/47 RB	100	88
Golden State Tobacco Securitization Corp., Series 2007-A2, 0.00%, 6/1/37 RB	100	60
Los Angeles Community College District, Series 2007-A, 5.00%, 8/1/32 GO, FGIC	100	100
Los Angeles Unified School District, Series 2007-A1, 4.50%, 7/1/23 GO, FSA	100	100
North Texas Municipal Water District Water System, Series 2006, 5.00%, 9/1/35 RB, MBIA	100	98
Northern Tobacco Securitization Corp., Series 2006-A, 5.00%, 6/1/46 RB	200	155
State of California, 5.00%, 6/1/37 GO	200	195
State of Florida Department of Transportation, Series 2008-A, 5.25%, 7/1/37 GO	100	101
State of Washington Motor Vehicle Fuel Tax, Series 2008-D, 5.00%, 1/1/33 GO	100	99
Texas Transportation Commission State of Texas, Series 2008, 4.75%, 4/1/37 GO	200	190
Tobacco Securitization Authority of Southern California, Series A1-SNR, 5.00%, 6/1/37 RB	100	81

Total Municipal Bonds (Cost: $2,237)		2,191

Corporate Bonds (42.0%)
Aerospace/Defense (0.2%)
Northwest Airlines, Inc., Series 2001-1, Class C, 7.626%, 10/1/11	79	77
TransDigm, Inc., 7.75%, 7/15/14	50	50
United Air Lines, Inc., 7.73%, 7/1/10	53	53

Total		180

Auto Manufacturing (0.8%)
ArvinMeritor, Inc., 8.125%, 9/15/15	65	53
ArvinMeritor, Inc., 8.75%, 3/1/12	65	59
Cooper-Standard Automotive, Inc., 7.00%, 12/15/12	150	129
General Motors Corp., 7.70%, 4/15/16	25	18
General Motors Corp., 8.80%, 3/1/21	325	246
Tenneco, Inc. 8.625%, 11/15/14	200	197

Total		702

Banking and Finance (13.1%)
American Honda Finance Corp., 3.495%, 2/5/10 144A	200	200
American International Group, Inc., 5.85%, 1/16/18	500	491
Bank of America Corp., 5.75%, 12/1/17	500	517
Bank of America Corp., 8.00%, 1/30/18	500	501
Barclays Bank PLC, 5.45%, 9/12/12	250	256
The Bear Stearns Companies, Inc., 3.551%, 1/30/09	100	93
The Bear Stearns Companies, Inc., 6.40%, 10/2/17	325	321
Citigroup Capital XXI, 8.30%, 12/21/57	300	296
Citigroup, Inc., 2.701%, 12/28/09	1,100	1,076
Deutsche Telekom International Finance, 2.779%, 3/23/09	200	197
Ford Motor Credit Co., LLC, 6.625%, 6/16/08	200	198
Ford Motor Credit Co., LLC, 7.375%, 2/1/11	400	334
Ford Motor Credit Co., LLC, 8.05%, 6/15/11	100	79

General Electric Capital Corp., 5.45%, 1/15/13	650	681
General Electric Capital Corp., 5.875%, 1/14/38	300	289
General Motors Acceptance Corp. LLC, 5.276%, 12/1/14	650	434
General Motors Acceptance Corp. LLC, 7.00%, 2/1/12	125	95
General Motors Acceptance Corp. LLC, 8.00%, 11/1/31	85	61
The Goldman Sachs Group, Inc., 2.971%, 6/28/10	500	487
The Goldman Sachs Group, Inc., 6.75%, 10/1/37	450	419
HBOS PLC, 5.92%, 9/29/49 144A	660	486
HSBC Holdings PLC, 6.50%, 5/2/36	760	735
International Lease Finance Corp., 4.95%, 2/1/11	200	197
Lehman Brothers Holdings, Inc., 3.346%, 11/10/09	200	181
Lehman Brothers Holdings, Inc., 6.00%, 7/19/12	300	296
Lehman Brothers Holdings, Inc., 6.20%, 9/26/14	100	99
LVB Acquisition Merger, 10.00%, 10/15/17 144A	38	40
LVB Acquisition Merger, 10.375%, 10/15/17 144A	189	196
LVB Acquisition Merger, 11.625%, 10/15/17 144A	198	198
Morgan Stanley, 5.75%, 8/31/12	100	102
Morgan Stanley, 5.95%, 12/28/17	200	193
Santander Perpetual SA Unipersonal, 6.671%, 10/24/17 144A	300	270
Teco Finance, Inc., 6.75%, 5/1/15 144A	100	103
TransCapitalInvest Ltd., for OJSC AK Transneft, 6.103%, 6/27/12 144A	200	196
UBS AG/Stamford Branch, 5.875%, 12/20/17	100	102
Wells Fargo & Co., 4.375%, 1/31/13	400	398
Wells Fargo & Co., 5.25%, 10/23/12	410	425

Total		11,242

Basic Materials (3.1%)
Berry Plastics Holding Corp., 8.875%, 9/15/14	100	87
C8 Capital SPV, Ltd., 6.64%, 12/31/14	1,000	945
Chemtura Corp., 6.875%, 6/1/16	55	49
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/17	250	265
Georgia-Pacific LLC, 7.125%, 1/15/17 144A	400	370
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 9.75%, 11/15/14	100	107
Jefferson Smurfit Corp., 7.50%, 6/1/13	450	387
Vale Overseas, Ltd., 8.25%, 1/17/34	325	363
Verso Paper Holdings LLC/Verson Paper, Inc., 9.125%, 8/1/14	75	72

Total		2,645

Cable/Media/Broadcasting/Satellite (2.0%)
Charter Communications Operating LLC/Charter Communications Operating Capital, 8.00%, 4/30/12 144A	125	115
Charter Communications Operating LLC/Charter Communications Operating Capital, 8.375%, 4/30/14 144A	125	113
CSC Holdings, Inc., 7.625%, 4/1/11	150	148
EchoStar DBS Corp., 7.125%, 2/1/16	325	303
Idearc, Inc., 8.00%, 11/15/16	75	49
Quebecor Media, Inc., 7.75%, 3/15/16	125	114
R.H. Donnelley Corp., 8.875%, 1/15/16	325	206
Viacom, Inc., 5.75%, 4/30/11	690	696

Total		1,744

Consumer Products (0.4%)
The Bon-Ton Department Stores, Inc., 10.25%, 3/15/14	150	100
Reynolds American, Inc., 6.75%, 6/15/17	50	51
Tesco PLC, 5.50%, 11/15/17 144A	150	153

Total		304

Food Processors (2.1%)
Albertson’s, Inc., 7.45%, 8/1/29	125	115

America Movil SAB de CV, 5.75%, 1/15/15	1,000	1,012
H.J. Heinz Co., 6.428%, 12/1/08 144A	660	671

Total		1,798

Gaming/Lodging/Leisure (0.5%)
Hertz Corp., 8.875%, 1/1/14	150	142
MGM Mirage, Inc., 7.50%, 6/1/16	200	181
Wynn Las Vegas Capital Corp., 6.625%, 12/1/14	95	91

Total		414

Gas Pipelines (0.4%)
El Paso Corp., 7.00%, 6/15/17	325	334

Total		334

Health Care (1.2%)
Community Health Systems, Inc., 8.875%, 7/15/15	325	326
HCA, Inc., 9.25%, 11/15/16	550	570
Ventas Realty LP/Ventas Capital Corp., 6.75%, 4/1/17	150	147

Total		1,043

Industrial (0.4%)
Allied Waste North America, Inc., 7.25%, 3/15/15	100	100
ARAMARK Corp., 6.739%, 2/1/15	250	221

Total		321

Information/Data Technology (1.6%)
Oracle Corp., 5.00%, 1/15/11	1,300	1,334

Total		1,334

Oil and Gas (7.4%)
AmeriGas Partners LP/AmeriGas Eagle Finance Corp., 7.125%, 5/20/16	175	172
Chesapeake Energy Corp., 6.875%, 1/15/16	300	297
Citic Resources Finance, 6.75%, 5/15/14 144A	200	180
GAZ Capital for Gazprom, 8.625%, 4/28/34	2,400	2,729
Marathon Oil Corp., 6.00%, 10/1/17	1,000	1,014
Pemex Project Funding Master Trust, 6.625%, 6/15/35	1,000	1,034
SemGroup LP, 8.75%, 11/15/15 144A	500	458
Valero Energy Corp., 6.125%, 6/15/17	205	207
Valero Energy Corp., 6.875%, 04/15/12	50	54
Williams Companies, Inc., 7.625%, 7/15/19	125	133
XTO Energy, Inc., 7.50%, 4/15/12	100	111

Total		6,389

Technology (1.0%)
Celestica, Inc., 7.875%, 7/1/11	150	147
First Data Corp., 9.875%, 9/24/15 144A	175	144
Freescale Semi Conductor, 6.675%, 12/15/14	250	173
IPALCO Enterprises, Inc., 8.375%, 11/14/08	250	252
Sungard Data Systems, Inc., 9.125%, 8/15/13	150	152

Total		868

Telecommunications (1.9%)
AT&T, Inc., 6.30%, 1/15/38	200	193
Citizens Communications Co., 7.125%, 3/15/19	125	109
Hawaiian Telcom Communications, Inc., 9.75%, 5/1/13	100	54
Nortel Networks, Ltd., 10.125%, 7/15/13	275	252
Qwest Communications International, Inc., 7.50%, 2/15/14	150	141
Qwest Corp., 7.25%, 9/15/25	500	435
Qwest Corp., 8.875%, 3/15/12	75	77
Sprint Nextel Corp., 6.00%, 12/1/16	450	350

Total		1,611

Transportation (0.2%)
BW Group, Ltd., 6.625%, 6/28/17 144A	130	130

Total		130

Utilities (1.9%)
The AES Corp., 8.00%, 10/15/17	100	101
Dynegy Holdings, Inc., 7.50%, 6/1/15	325	305
Enel Finance International SA, 5.70%, 1/15/13 144A	100	104
Energy Future Holdings Corp., 10.875%, 11/1/17 144A	100	101
Nalco Co., 7.75%, 11/15/11	20	20
Nalco Co., 8.875%, 11/15/13	20	21
Nevada Power Co., 6.75%, 7/1/37	50	48
NRG Energy, Inc., 7.375%, 1/15/17	430	418
Reliant Energy, Inc., 7.625%, 6/15/14	275	273
Reliant Energy, Inc., 7.875%, 6/15/17	125	124
Sierra Pacific Power Co., 6.75%, 7/1/37	75	72

Total		1,587

Yankee Sovereign (3.8%)
Colombia Government International Bond, 7.375%, 1/27/17	200	221
Federative Republic of Brazil, 7.125%, 1/20/37	700	755
Russian Government International Bond, 7.50%, 3/31/30	1,970	2,268

Total		3,244

Total Corporate Bonds (Cost: $37,848)		35,890

Structured Products (28.3%)
Structured Products (28.3%)
Federal Home Loan Mortgage Corp., Series 3346, Class FA, 3.05%, 2/15/19	889	883
Federal National Mortgage Association, 6.50%, 8/1/37	460	477
Federal National Mortgage Association, 6.50%, 9/1/37	3,255	3,374
Federal National Mortgage Association TBA, 5.50%, 4/1/38	17,800	17,966
Federal National Mortgage Association TBA, 6.00%, 3/1/38	200	205
(n) Federal National Mortgage Association, Series 2007-114, Class A6, 2.80%, 10/27/37	300	284
First Union-Lehman Brothers-Bank of America, Series 1998-C2, Class A2, 6.56%, 11/18/35	142	142
HSI Asset Securitization Corp. Trust, Series 2006-OPT4, Class 2A2, 2.709%, 3/25/36	200	197
(i) Long Beach Mortgage Loan Trust, Series 2006-11, Class 2A1, 2.659%, 12/25/36	66	63
Nelnet Student Loan Trust, Series 2006-1, Class A2, 2/23/16	610	607

Total Structured Products (Cost: $23,852)		24,198

Foreign Bonds (11.8%)

Banking and Finance (2.2%)
BCM Ireland Finance, Ltd., 9.34%, 8/15/16	150	210
General Electric Capital Corp, 4.625%, 9/15/66	980	1,338
Punch Taverns Finance PLC, 6.468%, 4/15/33	200	332

Total		1,880

Cable/Media/Broadcasting/Satellite (0.1%)
Unity Media Hessen GmBH & Co. KG, 7.258%, 4/15/13	75	111

Total		111

Yankee Sovereign (9.5%)
Federative Republic of Brazil, 12.50%, 1/5/22	3,250	2,028
(n) Oriental Republic of Uruguay, 6.875%, 1/19/16	2,000	3,167
South Africa Government Bond, 13.00%, 8/31/10	21,300	2,806
(n) Uruguay Government International Bond, 3.70%, 6/26/37	3,100	133

Total		8,134

Total Foreign Bonds (Cost: $10,630)		10,125

Money Market Investments (21.6%)
Federal Government & Agencies (9.2%)
United States Treasury Bill, 0.52%, 4/17/08	4,900	4,899
United States Treasury Bill, 1.50%, 4/24/08	3,000	2,997

Total		7,896

Finance Services (1.8%)
ASB Finance, Ltd., 4.55%, 4/21/08	1,500	1,496

Total		1,496

National Commercial Banks (10.6%)
Bank of Scotland PLC, 3.04%, 5/21/08	1,800	1,792
(b) Barclays US Funding LLC, 3.00%, 5/7/08	2,100	2,094
(k) Stadshypotek Delaware, Inc., 4.30%, 4/8/08	1,000	999
(b) UBS Finance Delaware LLC, 3.07%, 4/23/08	2,100	2,096
(b) Uncredito Italiano Bank PLC, 3.22%, 4/29/08	2,100	2,095

Total		9,076

Total Money Market Investments (Cost: $18,468)		18,468

Total Investments (106.3%) (Cost $93,035)		90,872

Other Assets, Less Liabilities (-6.3%)		(5,390)

Net Assets (100.0%)		85,482

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration,

normally to qualified institutional buyers. At March 31, 2008 the value of these securities (in thousands) was $4,226, representing 4.94% of the net assets.

GO - General Obligation

RB - Revenue Bond

AMBAC - American Municipal Bond Assurance Corp.

FGIC - Financial Guaranty Insurance Co.

FSA - Financial Security Assurance

MBIA - Municipal Bond Insurance Association

(a)	At March 31, 2008 the aggregate cost of securities for federal tax purposes (in thousands) was $93,035 and the net unrealized depreciation of investments based on that cost was $2,163 which is comprised of $906 aggregate gross unrealized appreciation and $3,069 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
3 Month Euro Euribor (Long)	9	3/09	$11
(Total Notional Value at March 31, 2008, $2,907)
3 Month Euro Euribor (Long)	30	6/09	$44
(Total Notional Value at March 31, 2008, $10,372)
90 Day Euro $ Commodity Future (Long)	196	12/09	$267
(Total Notional Value at March 31, 2008, $47,334)
90 Day Sterling (Long)	6	6/08	$1
(Total Notional Value at March 31, 2008, $1,422)
90 Day Sterling (Long)	32	12/08	$61
(Total Notional Value at March 31, 2008, $7,619)
90 Day Sterling (Long)	11	3/09	$28
(Total Notional Value at March 31, 2008, $2,609)
Euro Bund Future (Long)	20	6/08	$(9)
(Total Notional Value at March 31, 2008, $3,538)
US Ten Year Treasury Note (Long)	6	6/08	$19
(Total Notional Value at March 31, 2008, $694)
US Long Bond (CBT) Commodity (Short)	5	6/08	$(21)
(Total Notional Value at March 31, 2008, $573)

(h)	Forward foreign currency contract outstanding on March 31, 2008

Type		Principal Amount Covered By Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
BUY	BRL	49	7/08	$3	$—	$3
SELL	BRL	904	7/08	$5	$—	$5
SELL	BRL	3,087	12/08	$13	$—	$13
BUY	CLP	19,826	7/08	$5	$—	$5

BUY	CNY	3,022	7/08	$21	$—	$21
SELL	CNY	3,022	7/08	$—	$(12)	$(12)
SELL	EUR	3,628	4/08	$—	$(70)	$(70)
SELL	GBP	631	4/08	$—	$(3)	$(3)
BUY	IDR	6,309,525	5/08	$—	$(8)	$(8)
BUY	JPY	87,380	5/08	$19	$—	$19
SELL	JPY	88,389	5/08	$13	$—	$13
BUY	KRW	119,758	8/08	$—	$(8)	$(8)
BUY	MXN	11,021	7/08	$39	$—	$39
SELL	MXN	10,696	7/08	$—	$(23)	$(23)
BUY	MYR	3,401	8/08	$5	$—	$5
BUY	PHP	39,693	8/08	$—	$(40)	$(40)
BUY	PLN	1,298	7/08	$99	$—	$99
SELL	PLN	1,230	7/08	$—	$(50)	$(50)
SELL	RON	1,478	1/09	$—	$(39)	$(39)
BUY	RUB	14,853	7/08	$30	$—	$30
BUY	RUB	16,186	11/08	$21	$—	$21
BUY	SGD	165	5/08	$10	$—	$10
BUY	SGD	1,875	8/08	$34	$—	$34
SELL	ZAR	17,050	7/08	$218	$—	$218
SELL	ZAR	8,171	12/08	$66	$—	$66

				$601	$(253)	$348

BRL	–	Brazilian Real
CLP	–	Chilean Peso
CNY	–	China Renminlbi
EUR	–	Euro
GBP	–	British Pound
IDR	–	Indonesian Rupiah
JPY	–	Japanese Yen
KRW	–	South Korean Won
MXN	–	Mexican New Peso
MYR	–	Malaysian Ringgit
PHP	–	Philippines Peso
PLN	–	Poland Zloty
RON	–	Romanian Leu Old
RUB	–	Russian Ruble
SGD	–	Singapore Dollar
ZAR	–	South African Rand

(i)	Written options outstanding on March 31, 2008:

Description	Exercise Price	Expiration Date	Number of Contracts	Value (000’s)
Call - CBOT US Ten Year
Treasury Note	$119.000	5/08	20	$(32)
Put - CBOT US Ten Year
Treasury Note	$114.000	5/08	20	$(4)

				$(36)

(Premiums Received $38)

CBOT - CHICAGO BOARD OF TRADE

(j)	Swap agreements outstanding on March 31, 2008

Interest Rate Swaps
CounterParty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000’s)		Unrealized Appreciation/ (Depreciation) (000’s)
Morgan Stanley Dean Witter & Co.	3 Month USD Libor	Pay	5.00%	6/18	USD	5,200	$92
Morgan Stanley Dean Witter & Co.	3 Month USD Libor	Receive	5.00%	6/38	USD	2,700	$(68)
Morgan Stanley Dean Witter & Co.	28 Day Mexico Interbank TIIE	Pay	8.17%	11/16	MXN	2,800	$9

							$33

Credit Default Swaps

CounterParty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed Rate	Expiration Date	Notional Amount (000’s)		Unrealized Appreciation/ (Depreciation) (000’s)
Morgan Stanley Dean Witter & Co.	CDX Emerging Markets	Sell	1.75%	12/12	USD	15,000	$(5)
	Index, Series 8
Morgan Stanley Dean Witter & Co.	CDX Emerging Markets	Sell	2.65%	06/13	USD	6,000	$(40)
	Index, Series 9
Morgan Stanley Dean Witter & Co.	CDX North America High	Sell	3.75%	12/12	USD	4,950	$(311)
	Yield, Series 9
Morgan Stanley Dean Witter & Co.	Philippine Government	Sell	2.44%	9/17	USD	100	$(3)
	International Bond
							$(359)

							$(326)

(k)	Securities with an aggregate market value of $999 (in thousands) have been pledged as collateral for swap contracts outstanding on March 31, 2008.

(n)	At March 31, 2008 portfolio securities with a aggregate market value of $3,584 (in thousands) were valued with reference to securities whose prices are more readily obtainable.

(o)	Short sales outstanding on March 31, 2008

Description	Coupon	Maturity Date	Principal Amount (000’s)	Proceeds (000’s)	Value (000’s)
Federal National Mortgage Association TBA	6.50%	04/14/38	$4,000	$4,094	$4,143

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, “Fair Value Measurements” (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Portfolio has adopted FAS 157 effective January 1, 2008. A summary of the fair value hierarchy under FAS 157 is described below:

•	Level 1 – fair value is determined by quoted prices in active markets for identical securities

•

Level 2 – fair value is determined by other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, other data used in fair valuation)

•	Level 3 – fair value is determined by significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Portfolio’s assets at March 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments^
Level 1 – Quoted prices	—	749
Level 2 – Other significant observable inputs	90,872	(4,505)
Level 3 – Significant unobservable inputs	—	—

Total	90,872	(3,756)

^	Other financial instruments are derivative instruments such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Northwestern Mutual Series Fund, Inc.

Balanced Portfolio

Schedule of Investments

March 31, 2008 (unaudited)

Domestic Common Stocks and Warrants (34.2%)	Shares/ $ Par	Value $ (000’s)
LARGE CAP COMMON STOCKS (23.2%)
Consumer Discretionary (2.5%)
(b) Abercrombie & Fitch Co. - Class A	84,500	6,180
Comcast Corp. - Class A	233,700	4,520
International Game Technology	170,800	6,868
J.C. Penney Co., Inc.	91,900	3,466
Johnson Controls, Inc.	191,400	6,469
* Kohl’s Corp.	129,800	5,567
Lowe’s Cos., Inc.	34,400	789
The McGraw-Hill Cos., Inc.	106,600	3,939
* MGM MIRAGE	62,123	3,651
News Corp. - Class A	415,000	7,781
NIKE, Inc. - Class B	115,800	7,873
Omnicom Group, Inc.	140,200	6,194
Target Corp.	78,700	3,989

Total		67,286

Consumer Staples (2.9%)
Altria Group, Inc.	165,200	3,667
Anheuser-Busch Cos., Inc.	63,600	3,018
Avon Products, Inc.	242,900	9,604
The Coca-Cola Co.	105,900	6,446
CVS Caremark Corp.	250,500	10,148
* Hansen Natural Corp.	199,200	7,032
PepsiCo, Inc.	151,400	10,932
* Philip Morris International, Inc.	165,200	8,356
The Procter & Gamble Co.	141,100	9,887
Wal-Mart Stores, Inc.	162,100	8,539

Total		77,629

Energy (2.2%)
Baker Hughes, Inc.	28,000	1,918
Diamond Offshore Drilling, Inc.	60,900	7,089
Exxon Mobil Corp.	102,700	8,686
Halliburton Co.	91,000	3,579
Marathon Oil Corp.	83,900	3,826
* National-Oilwell Varco, Inc.	122,400	7,146
Schlumberger, Ltd.	111,200	9,675
* Southwestern Energy Co.	166,400	5,606
Valero Energy Corp.	54,800	2,691
XTO Energy, Inc.	128,475	7,947

Total		58,163

Financials (1.4%)
American Express Co.	94,000	4,110
CME Group, Inc.	11,900	5,582
The Goldman Sachs Group, Inc.	42,800	7,079
Lehman Brothers Holdings, Inc.	69,800	2,627
Nymex Holdings, Inc.	19,800	1,794
Prudential Financial, Inc.	62,800	4,914
State Street Corp.	77,800	6,146
T. Rowe Price Group, Inc.	64,600	3,230

Total		35,482

Health Care (4.1%)
(b) Abbott Laboratories	173,200	9,551
Allergan, Inc.	109,000	6,147
Baxter International, Inc.	151,500	8,760
* Celgene Corp.	151,100	9,261
* Genentech, Inc.	40,100	3,255
* Genzyme Corp.	58,300	4,346
* Gilead Sciences, Inc.	271,600	13,995
* Hospira, Inc.	169,100	7,232
Johnson & Johnson	102,300	6,636
* Medco Health Solutions, Inc.	107,800	4,721
Medtronic, Inc.	57,200	2,767
Merck & Co., Inc.	197,400	7,491
* St. Jude Medical, Inc.	192,600	8,318
Teva Pharmaceutical Industries, Ltd., ADR	121,100	5,594
* Thermo Fisher Scientific, Inc.	162,700	9,248
UnitedHealth Group, Inc.	119,300	4,099

Total		111,421

Industrials (2.6%)
The Boeing Co.	57,142	4,250
Danaher Corp.	126,900	9,648
Deere & Co.	37,700	3,033
* Foster Wheeler, Ltd.	80,600	4,564
General Electric Co.	266,300	9,857
Honeywell International, Inc.	171,400	9,671
Norfolk Southern Corp.	108,900	5,915
* Spirit Aerosystems Holdings, Inc. - Class A	193,700	4,296
Textron, Inc.	118,800	6,584
Union Pacific Corp.	13,100	1,642
United Technologies Corp.	172,900	11,900

Total		71,360

Information Technology (6.0%)
Accenture, Ltd. - Class A	191,100	6,721
* Adobe Systems, Inc.	108,100	3,847
* Amdocs, Ltd.	39,100	1,109
* Apple, Inc.	78,500	11,265
* Broadcom Corp. - Class A	240,900	4,642
* Cisco Systems, Inc.	542,900	13,078
Corning, Inc.	364,800	8,770
* eBay, Inc.	161,600	4,822
* Electronic Arts, Inc.	92,700	4,628
* EMC Corp.	192,000	2,753
* First Solar, Inc.	15,000	3,467
* Google, Inc. - Class A	31,700	13,963
Hewlett-Packard Co.	266,500	12,168
Intel Corp.	571,700	12,109
International Business Machines Corp.	72,600	8,359
Microsoft Corp.	806,100	22,878
* Oracle Corp.	464,900	9,093
QUALCOMM, Inc.	177,700	7,286
* Research In Motion, Ltd.	44,000	4,938
Texas Instruments, Inc.	107,000	3,025
* Visa, Inc. - Class A	34,200	2,133
* Yahoo!, Inc.	111,700	3,231

Total		164,285

Materials (1.1%)
Freeport-McMoRan Copper & Gold, Inc.	50,000	4,811
Monsanto Co.	152,000	16,949
Praxair, Inc.	86,100	7,253

Total		29,013

Telecommunication Services (0.2%)
* American Tower Corp. - Class A	84,900	3,329
* NII Holdings, Inc.	100,300	3,188

Total		6,517

Utilities (0.2%)
Exelon Corp.	77,500	6,298

Total		6,298

Total LARGE CAP COMMON STOCKS		627,454

MID CAP COMMON STOCKS (9.3%)
Consumer Discretionary (1.4%)
* Apollo Group, Inc. - Class A	27,300	1,179
* Coach, Inc.	83,300	2,511
* Collective Brands, Inc.	173,300	2,100
DeVry, Inc.	86,700	3,628
* Dollar Tree, Inc.	123,800	3,416
* Focus Media Holding, Ltd., ADR	106,500	3,743
* GameStop Corp. - Class A	113,900	5,890
International Game Technology	105,600	4,246
* Jack in the Box, Inc.	106,500	2,862
* Kohl’s Corp.	54,700	2,346
* O’Reilly Automotive, Inc.	55,600	1,586
* Saks, Inc.	100,700	1,256
* Urban Outfitters, Inc.	103,100	3,232

Total		37,995

Consumer Staples (0.2%)
* Bare Escentuals, Inc.	139,100	3,258
Longs Drug Stores Corp.	55,700	2,365

Total		5,623

Energy (1.1%)
* Cameron International Corp.	124,700	5,193
Diamond Offshore Drilling, Inc.	52,300	6,088
* National-Oilwell Varco, Inc.	65,700	3,836
Range Resources Corp.	73,700	4,676
* SandRidge Energy, Inc.	74,300	2,909
Smith International, Inc.	59,300	3,809
* Southwestern Energy Co.	126,400	4,258

Total		30,769

Financials (0.8%)
Assured Guaranty, Ltd.	116,000	2,754
CME Group, Inc.	3,000	1,407
* IntercontinentalExchange, Inc.	15,100	1,971
* Investment Technology Group, Inc.	112,700	5,204
MBIA, Inc.	89,400	1,092

Northern Trust Corp.	38,200	2,539
Nymex Holdings, Inc.	16,900	1,532
SEI Investments Co.	69,900	1,726
T. Rowe Price Group, Inc.	65,300	3,265

Total		21,490

Health Care (1.5%)
* Celgene Corp.	54,900	3,365
* Charles River Laboratories International, Inc.	64,600	3,808
* DaVita, Inc.	164,400	7,852
* Express Scripts, Inc.	89,500	5,757
* Immucor, Inc.	155,524	3,319
* Intuitive Surgical, Inc.	12,900	4,184
Mentor Corp.	41,300	1,062
* Pediatrix Medical Group, Inc.	54,900	3,700
* Psychiatric Solutions, Inc.	167,200	5,671
* VCA Antech, Inc.	49,400	1,351

Total		40,069

Industrials (1.6%)
C.H. Robinson Worldwide, Inc.	107,900	5,870
* Corrections Corp. of America	180,700	4,973
Expeditors International of Washington, Inc.	61,100	2,760
* Foster Wheeler, Ltd.	31,800	1,801
Harsco Corp.	69,700	3,860
J.B. Hunt Transport Services, Inc.	89,700	2,819
Knight Transportation, Inc.	204,100	3,359
L-3 Communications Holdings, Inc.	19,500	2,132
The Manitowoc Co., Inc.	46,700	1,905
* Monster Worldwide, Inc.	60,100	1,455
MSC Industrial Direct Co., Inc. - Class A	64,000	2,704
Ritchie Bros. Auctioneers, Inc.	41,700	3,424
* Spirit AeroSystems Holdings, Inc. - Class A	119,900	2,659
* Stericycle, Inc.	60,000	3,090

Total		42,811

Information Technology (2.1%)
(k)* Activision, Inc.	209,200	5,713
* Alliance Data Systems Corp.	24,600	1,169
Amphenol Corp. - Class A	160,900	5,994
* Autodesk, Inc.	36,000	1,133
* Broadcom Corp. - Class A	62,500	1,204
* Citrix Systems, Inc.	57,900	1,698
* Cognizant Technology Solutions Corp. - Class A	84,200	2,427
FactSet Research Systems, Inc.	85,300	4,595
* Foundry Networks, Inc.	200,900	2,326
Global Payments, Inc.	102,900	4,256
KLA-Tencor Corp.	40,400	1,499
* Mettler-Toledo International, Inc.	39,200	3,807
Microchip Technology, Inc.	154,800	5,067
* NetApp, Inc.	93,800	1,881
* NeuStar, Inc. - Class A	101,200	2,680
* NVIDIA Corp.	84,700	1,676
* ValueClick, Inc.	283,100	4,883
* Varian Semiconductor Equipment Associates, Inc.	57,400	1,616
* VeriFone Holdings, Inc.	141,100	2,239

Total		55,863

Materials (0.4%)
* Owens-Illinois, Inc.	110,900	6,258

Praxair, Inc.	39,700	3,344

Total		9,602

Other Holdings (0.1%)
SPDR Metals & Mining ETF	44,700	3,120

Total		3,120

Utilities (0.1%)
Equitable Resources, Inc.	48,400	2,851

Total		2,851

Total MID CAP COMMON STOCKS		250,193

SMALL CAP COMMON STOCKS (1.7%)
Consumer Discretionary (0.3%)
* American Public Education, Inc.	15,100	459
* Capella Education Co.	11,100	606
* Crocs, Inc.	20,400	356
* Deckers Outdoor Corp.	4,800	518
* Dick’s Sporting Goods, Inc.	18,200	487
* Dolan Media	17,500	352
* Dollar Tree, Inc.	11,900	328
* Iconix Brand Group, Inc.	23,500	408
* LIFE TIME FITNESS, Inc.	8,500	265
* LKQ Corp.	34,000	764
* New Oriental Education & Technology Group, Inc., ADR	9,200	597
* Red Robin Gourmet Burgers, Inc.	11,200	421
* Ulta Salon, Cosmetics & Fragrance, Inc.	18,200	256
* The Warnaco Group, Inc.	15,100	596
* WMS Industries, Inc.	15,700	565

Total		6,978

Consumer Staples (0.0%)
Alberto-Culver Co.	16,900	463
* Central European Distribution Corp.	11,400	663

Total		1,126

Energy (0.1%)
* Arena Resources, Inc.	17,500	677
* Carrizo Oil & Gas, Inc.	6,700	397
* Dril-Quip, Inc.	9,800	455
* Oceaneering International, Inc.	10,800	680
* Petroleum Development Corp.	5,100	353
* T-3 Energy Services, Inc.	9,886	421
* TETRA Technologies, Inc.	25,900	410
* W-H Energy Services, Inc.	6,500	448

Total		3,841

Financials (0.1%)
Boston Private Financial Holdings, Inc.	15,000	159
CoBiz Financial, Inc.	13,700	178
Digital Realty Trust, Inc.	6,100	217
* Encore Bancshares, Inc.	17,200	301
* FCStone Group, Inc.	11,100	307

* Global Cash Access Holdings, Inc.	57,100	335
* Investment Technology Group, Inc.	9,700	448
* KBW, Inc.	28,200	622
MFA Mortgage Investments, Inc.	49,000	309

Total		2,876

Health Care (0.4%)
* BioMarin Pharmaceutical, Inc.	18,000	637
* Cepheid, Inc.	26,200	639
* Genoptix, Inc.	13,255	332
* Hologic, Inc.	9,300	517
* ICON PLC, ADR	11,000	714
* Illumina, Inc.	3,800	288
* Masimo Corp.	23,745	617
Meridian Bioscience, Inc.	26,650	891
* NuVasive, Inc.	19,900	687
* Obagi Medical Products, Inc.	29,600	257
* Pediatrix Medical Group, Inc.	10,800	728
* Phase Forward, Inc.	34,214	584
* Providence Service Corp.	16,700	501
* Psychiatric Solutions, Inc.	7,500	254
* Thoratec Corp.	31,100	444
* TranS1, Inc.	15,780	184

Total		8,274

Industrials (0.2%)
* The Advisory Board Co.	8,500	467
* Astronics Corp.	11,815	228
* Axsys Technologies, Inc.	13,698	683
Bucyrus International, Inc. - Class A	6,200	630
* Cornell Cos., Inc.	12,900	290
* Corrections Corp. of America	15,200	418
* Hub Group, Inc. - Class A	7,200	237
Kaydon Corp.	6,600	290
Knight Transportation, Inc.	65,500	1,078
* Team, Inc.	6,556	179
* TransDigm Group, Inc.	14,900	552
* VistaPrint, Ltd.	14,400	503

Total		5,555

Information Technology (0.6%)
* Advanced Energy Industries, Inc.	37,300	495
* Aruba Networks, Inc.	38,900	203
* Atheros Communications	12,900	269
* Bankrate, Inc.	5,319	265
* Blackboard, Inc.	11,100	370
* comScore, Inc.	23,423	470
* Comtech Group, Inc.	37,100	400
* Concur Technologies, Inc.	13,800	428
* DealerTrack Holdings, Inc.	17,800	360
* F5 Networks, Inc.	15,900	289
* IHS, Inc. - Class A	10,600	682
* Insight Enterprises, Inc.	38,400	672
* Limelight Networks, Inc.	35,806	116
* Macrovision Corp.	24,200	327
* Mellanox Technologies, Ltd.	34,400	479
* Netlogic Microsystems, Inc.	24,200	584
* NeuStar, Inc. - Class A	13,000	344
* Omniture, Inc.	14,900	346
* Polycom, Inc.	7,000	158
* RF Micro Devices, Inc.	33,000	88
* Riverbed Technology, Inc.	19,800	294

* Rubicon Technology, Inc.		8,865	257
* Sohu.com, Inc.		11,200	505
* SonicWALL, Inc.		66,674	545
* Switch and Data Facilities Co.		57,400	586
* Synchronoss Technologies, Inc.		33,700	675
* Taleo Corp. - Class A		18,600	361
* Tessera Technologies, Inc.		17,000	354
* The Ultimate Software Group, Inc.		18,300	550
* ValueClick, Inc.		29,970	517
* VanceInfo Technologies, Inc., ADR		32,200	219
* Vocus, Inc.		11,100	293

Total			12,501

Materials (0.0%)
Airgas, Inc.		8,500	386
* Haynes International, Inc.		9,100	499
Silgan Holdings, Inc.		6,800	337

Total			1,222

Other Holdings (0.0%)
Financial Select Sector SPDR Fund		16,900	420
SPDR Metals & Mining ETF		10,300	719

Total			1,139

Telecommunication Services (0.0%)
* Centennial Communications Corp.		65,200	385
* Glu Mobile, Inc.		57,500	258
* PAETEC Holding Corp.		45,000	300

Total			943

Utilities (0.0%)
ITC Holdings Corp.		11,500	599
Total			599

Total SMALL CAP COMMON STOCKS			45,054

Total Domestic Common Stocks and Warrants (Cost: $ 832,764)			922,701

Foreign Common Stocks (9.4%)	Country
Consumer Discretionary (0.6%)
Adidas AG	Germany	36,450	2,423
* Central European Media Enterprises, Ltd.	Czech Republic	26,305	2,242
Compagnie Financiere Richemont SA	Switzerland	42,240	2,369
Compass Group PLC	United Kingdom	190,930	1,226
Daimler AG	Germany	25,415	2,173
* Focus Media Holding, Ltd., ADR	China	21,700	763
Huabao International Holdings, Ltd.	Hong Kong	960,000	789
Rational AG	Germany	4,418	874
Resorts World Berhad	Malaysia	955,400	1,028
(n) Resorts World Berhad - Rights	Malaysia	120,540	10
Suzuki Motor Corp.	Japan	107,500	2,711

Total			16,608

Consumer Staples (1.4%)
Carrefour SA	France	47,225	3,644
Coca-Cola Hellenic Bottling Co. SA	Greece	106,020	4,938
Heineken NV	Netherlands	47,554	2,762
IOI Corp. Berhad	Malaysia	738,800	1,640
Japan Tobacco, Inc.	Japan	655	3,279
Kerry Group PLC	Ireland	49,630	1,555
KT&G Corp.	South Korea	9,435	739
Nestle SA	Switzerland	10,800	5,397
Reckitt Benckiser Group PLC	United Kingdom	53,900	2,986
Shiseido Co., Ltd.	Japan	80,000	2,115
Shoppers Drug Mart Corp.	Canada	32,400	1,639
Unilever NV	Netherlands	126,190	4,237
Woolworths, Ltd.	Australia	108,335	2,871

Total			37,802

Energy (0.9%)
* Artumas Group, Inc.	Norway	96,100	453
BP PLC	United Kingdom	218,050	2,154
CNOOC, Ltd.	Hong Kong	765,000	1,130
ENI SPA	Italy	58,535	1,991
Expro International Group PLC	United Kingdom	81,710	1,897
Nexen, Inc.	Canada	92,805	2,754
Petroleo Brasileiro SA, ADR	Brazil	34,100	3,482
* Reliance Industries, Ltd.	India	47,782	2,699
Saipem SPA	Italy	114,210	4,623
Seadrill, Ltd.	Norway	50,500	1,354
Suncor Energy, Inc.	Canada	27,480	2,656

Total			25,193

Financials (1.5%)
(b) Allied Irish Banks PLC	Ireland	37,415	797
Anglo Irish Bank Corp. PLC	Ireland	114,250	1,524
Banco Espirito Santo SA	Portugal	135,115	2,349
Banco Santander SA	Spain	156,005	3,108
BNP Paribas	France	8,445	852
Cathay Financial Holding Co., Ltd.	Taiwan	1,003,000	2,559
Hang Seng Bank, Ltd.	Hong Kong	29,100	527
HBOS PLC	United Kingdom	45,085	501
Housing Development Finance Corp., Ltd.	India	42,149	2,500
HSBC Holdings PLC	United Kingdom	22,900	1,885
ICICI Bank, Ltd.	India	23,585	453
Industrial and Commercial Bank of China, Ltd.	China	2,004,000	1,396
Intesa Sanpaolo	Italy	208,150	1,472
Julius Baer Holding AG	Switzerland	46,545	3,431
Manulife Financial Corp.	Canada	96,480	3,664
Piraeus Bank SA	Greece	72,255	2,222
Prudential PLC	United Kingdom	38,381	507
PT Bank Rakyat Indonesia	Indonesia	1,472,000	1,007
* Samsung Fire & Marine Insurance Co., Ltd.	South Korea	6,589	1,361
Standard Chartered PLC	United Kingdom	43,930	1,501
Sun Hung Kai Properties, Ltd.	Hong Kong	52,000	811
* TAG Tegernsee Immobilien und Beteiligungs AG	Germany	89,562	841
The Toronto-Dominion Bank	Canada	29,400	1,808
UBS AG	Switzerland	19,595	569
UniCredit SPA	Italy	335,670	2,247
Zurich Financial Services AG	Switzerland	3,460	1,090

Total			40,982

Health Care (1.0%)
CSL, Ltd.	Australia	105,560	3,561
Daiichi Sankyo Co., Ltd.	Japan	116,500	3,442

Getinge AB	Sweden	108,587	2,814
Novartis AG	Switzerland	45,075	2,310
Roche Holding AG	Switzerland	24,380	4,588
Stada Arzneimittel AG	Germany	18,740	1,361
Terumo Corp.	Japan	62,000	3,234
Teva Pharmaceutical Industries, Ltd., ADR	Israel	103,270	4,771
* William Demant Holding A/S	Denmark	26,985	2,157

Total			28,238

Industrials (1.2%)
(b) ABB, Ltd.	Switzerland	138,160	3,719
Alstom	France	15,500	3,360
BAE Systems PLC	United Kingdom	411,920	3,968
Bharat Heavy Electricals, Ltd.	India	17,056	876
China Communications Construction Co., Ltd.	China	491,000	1,085
Deutsche Post AG	Germany	77,520	2,368
Far Eastern Textile, Ltd.	Taiwan	2,035,000	3,430
FLSmidth & Co. A/S	Denmark	32,250	3,192
Jaiprakash Associates, Ltd.	India	119,818	677
Kuehne & Nagel International AG	Switzerland	26,090	2,610
LG Corp.	South Korea	11,223	847
Mitsubishi Corp.	Japan	35,400	1,069
* Morphic Technologies AB	Sweden	242,200	436
* Q-Cells AG	Germany	2,725	270
* Renewable Energy Corp. AS	Norway	10,300	287
* Vestas Wind Systems A/S	Denmark	34,550	3,774
Vinci SA	France	16,115	1,165

Total			33,133

Information Technology (0.6%)
* Autonomy Corp. PLC	United Kingdom	188,895	3,444
EVS Broadcast Equipment SA	Belgium	18,555	1,993
* Gresham Computing PLC	United Kingdom	203,462	188
Kontron AG	Germany	74,470	1,198
Nippon Electric Glass Co., Ltd.	Japan	157,000	2,427
Samsung Electronics Co., Ltd.	South Korea	2,285	1,437
* Temenos Group AG	Switzerland	107,740	2,821
United Internet AG	Germany	119,140	2,564

Total			16,072

Materials (1.1%)
Anglo American PLC	United Kingdom	43,769	2,630
ArcelorMittal	Luxembourg	20,880	1,710
Barrick Gold Corp.	Canada	35,230	1,531
BHP Billiton, Ltd.	Australia	112,885	3,694
Companhia Vale do Rio Doce, ADR	Brazil	99,750	3,455
* Intex Resources ASA	Norway	404,600	687
K+S AG	Germany	15,475	5,066
Potash Corp. of Saskatchewan, Inc.	Canada	27,080	4,203
Syngenta AG	Switzerland	11,975	3,509
Yara International ASA	Norway	33,950	1,963

Total			28,448

Other Holdings (0.3%)
iShares MSCI EAFE Index Fund	United States	30,900	2,222
iShares MSCI Emerging Markets Index Fund	United States	2,875	386
iShares MSCI Japan Index Fund	United States	368,530	4,559

Total			7,167

Telecommunications (0.3%)
China Mobile, Ltd.	Hong Kong	80,500	1,198
Chunghwa Telecom Co., Ltd.	Taiwan	369,000	970
Telefonica SA	Spain	91,738	2,636
Vodafone Group PLC	United Kingdom	1,093,375	3,275

Total			8,079

Utilities (0.5%)
CEZ	Czech Republic	26,240	2,003
E.ON AG	Germany	17,075	3,161
National Grid PLC	United Kingdom	70,405	966
PT Perusahaan Gas Negara	Indonesia	667,500	1,026
Suez SA	France	46,435	3,047
Veolia Environnement	France	31,795	2,217

Total			12,420

Total Foreign Common Stocks (Cost: $250,511)			254,142

Investment Grade Segment (13.8%)
Aerospace/Defense (0.9%)
BAE Systems Holdings, Inc., 4.75%, 8/15/10 144A		2,565,000	2,658
Boeing Capital Corp., 4.75%, 8/25/08		3,359,000	3,392
General Dynamics Corp., 3.00%, 5/15/08		6,398,000	6,397
General Dynamics Corp., 4.25%, 5/15/13		795,000	805
L-3 Communications Corp., 6.375%, 10/15/15		4,235,000	4,140
Lockheed Martin Corp., 6.15%, 9/1/36		1,720,000	1,776
Raytheon Co., 5.50%, 11/15/12		4,584,000	4,892

Total			24,060

Auto Manufacturing (0.1%)
DaimlerChrysler NA Holdings Corp., 5.75%, 5/18/09		2,590,000	2,614
DaimlerChrysler NA Holdings Corp., 8.50%, 1/18/31		315,000	360

Total			2,974

Banking (1.3%)
Bank of America Corp., 5.42%, 3/15/17		515,000	511
Bank of America Corp., 5.625%, 10/14/16		1,610,000	1,642
Bank of America Corp., 8.00%, 1/30/18		500,000	501
Bank of New York Mellon Corp., 4.95%, 11/1/12		930,000	953
Bank One Corp., 5.25%, 1/30/13		4,480,000	4,571
Barclays Bank PLC, 5.926%, 12/15/16 144A		915,000	785
BB&T Corp., 4.90%, 6/30/17		385,000	348
BNP Paribas, 5.186%, 6/29/49 144A		200,000	168
BNP Paribas, 7.195%, 6/29/49 144A		300,000	266
Citigroup Capital XXI, 8.30%, 12/21/57		145,000	143
Citigroup, Inc., 5.125%, 5/5/14		1,985,000	1,940
Citigroup, Inc., 6.125%, 11/21/17		945,000	944
Citigroup, Inc., 6.875%, 3/5/38		100,000	100
Credit Agricole SA/London, 6.637%, 5/31/17 144A		735,000	569
Credit Suisse Guernsey, Ltd., 5.86%, 5/15/49		210,000	178
Credit Suisse New York, 6.00%, 2/15/18		90,000	90
Deutsche Bank Capital Funding Trust, 5.628%, 1/19/49 144A		1,080,000	935
Fifth Third Bancorp, 8.25%, 3/1/38		425,000	433
JPMorgan Chase Bank NA, 5.875%, 6/13/16		1,055,000	1,081
M&I Marshall & Ilsley Bank, 5.15%, 2/22/12		2,480,000	2,456
Mellon Bank NA, 5.45%, 4/1/16		1,390,000	1,414
Northern Trust Corp., 5.30%, 8/29/11		795,000	845

PNC Funding Corp., 5.625%, 2/1/17	650,000	619
Royal Bank of Scotland Group PLC, 6.99%, 10/5/17 144A	305,000	259
State Street Bank and Trust Co., 5.30%, 1/15/16	1,780,000	1,768
SunTrust Bank, 7.25%, 3/15/18	285,000	291
UnionBanCal Corp., 5.25%, 12/16/13	810,000	804
US Bank NA, 4.80%, 4/15/15	2,680,000	2,709
Wachovia Bank NA, 5.60%, 3/15/16	250,000	240
Wachovia Bank NA, 6.60%, 1/15/38	685,000	635
Wachovia Corp., 5.35%, 3/15/11	2,080,000	2,132
Wachovia Corp., 7.98%, 3/15/18	255,000	251
Washington Mutual Bank, 5.95%, 5/20/13	1,690,000	1,445
Zions Bancorporation, 5.50%, 11/16/15	2,290,000	2,049

Total		34,075

Beverage/Bottling (0.4%)
Anheuser-Busch Cos., Inc., 5.75%, 4/1/36	255,000	249
Anheuser-Busch Cos., Inc., 5.95%, 1/15/33	155,000	155
Bottling Group LLC, 4.625%, 11/15/12	535,000	558
Bottling Group LLC, 5.50%, 4/1/16	1,120,000	1,164
The Coca-Cola Co., 5.35%, 11/15/17	1,615,000	1,685
Constellation Brands, Inc., 7.25%, 9/1/16	1,570,000	1,527
Diageo Capital PLC, 4.375%, 5/3/10	1,578,000	1,609
PepsiCo, Inc., 4.65%, 2/15/13	540,000	559
SABMiller PLC, 6.20%, 7/1/11 144A	2,595,000	2,759

Total		10,265

Building Products (0.0%)
CRH America, Inc., 6.00%, 9/30/16	810,000	771

Total		771

Cable/Media/Broadcasting/Satellite (0.8%)
CBS Corp., 6.625%, 5/15/11	460,000	469
Comcast Corp., 5.875%, 2/15/18	1,130,000	1,101
Comcast Corp., 5.90%, 3/15/16	1,810,000	1,795
Comcast Corp., 6.95%, 8/15/37	200,000	200
Comcast Corp., 7.05%, 3/15/33	45,000	46
Cox Communications, Inc., 4.625%, 1/15/10	1,390,000	1,391
Historic TW, Inc., 6.625%, 5/15/29	565,000	530
Historic TW, Inc., 6.875%, 6/15/18	195,000	196
News America, Inc., 6.15%, 3/1/37	110,000	104
News America, Inc., 6.40%, 12/15/35	640,000	621
News America, Inc., 6.65%, 11/15/37 144A	560,000	565
Rogers Cable, Inc., 5.50%, 3/15/14	4,850,000	4,577
Rogers Cable, Inc., 6.25%, 6/15/13	200,000	209
TCI Communications, Inc., 8.75%, 8/1/15	1,030,000	1,165
Time Warner Cable, Inc., 5.40%, 7/2/12	1,310,000	1,287
Time Warner Entertainment Co. LP, 7.25%, 9/1/08	5,435,000	5,497
Time Warner Entertainment Co. LP, 8.375%, 3/15/23	1,650,000	1,828
Viacom, Inc., 5.75%, 4/30/11	1,080,000	1,092

Total		22,673

Conglomerate/Diversified Manufacturing (0.0%)
General Electric Co., 5.00%, 2/1/13	1,000,000	1,036

Total		1,036

Consumer Products (0.3%)
The Clorox Co., 4.20%, 1/15/10	1,365,000	1,370

Fortune Brands, Inc., 5.375%, 1/15/16	885,000	836
The Gillette Co., 2.50%, 6/1/08	5,000,000	4,997
The Procter & Gamble Co., 5.55%, 3/5/37	645,000	644

Total		7,847

Electric Utilities (2.6%)
(n) Bruce Mansfield Unit, 6.85%, 6/1/34	510,000	534
Carolina Power & Light, Inc., 5.15%, 4/1/15	420,000	428
Carolina Power & Light, Inc., 6.50%, 7/15/12	415,000	447
CenterPoint Energy Houston Electric LLC, 5.70%, 3/15/13	260,000	272
CenterPoint Energy Houston Electric LLC, 6.95%, 3/15/33	270,000	285
CenterPoint Energy Resources Corp., 6.125%, 11/1/17	140,000	143
CMS Energy Corp., 6.875%, 12/15/15	1,270,000	1,262
Commonwealth Edison Co., 6.45%, 1/15/38	115,000	111
Consolidated Edison Co. of New York, 5.375%, 12/15/15	560,000	572
Consolidated Edison Co. of New York, 5.50%, 9/15/16	605,000	622
Consolidated Edison Co. of New York, 6.30%, 8/15/37	265,000	264
Consumers Energy Co., 4.80%, 2/17/09	6,580,000	6,624
DTE Energy Co., 7.05%, 6/1/11	7,520,000	8,043
Duke Energy Corp., 6.45%, 10/15/32	1,675,000	1,714
Duquesne Light Holdings, Inc., 5.50%, 8/15/15	1,000,000	975
Entergy Mississippi, Inc., 6.25%, 4/1/34	1,030,000	990
Exelon Generation Co. LLC, 6.20%, 10/1/17	1,070,000	1,060
Florida Power & Light Co., 5.55%, 11/1/17	525,000	550
Florida Power & Light Co., 5.625%, 4/1/34	1,065,000	1,023
Florida Power Corp., 4.50%, 6/1/10	3,636,000	3,736
Indiana Michigan Power, 5.05%, 11/15/14	2,660,000	2,540
Kiowa Power Partners LLC, 4.811%, 12/30/13 144A	1,233,425	1,245
Kiowa Power Partners LLC, 5.737%, 3/30/21 144A	1,185,000	1,168
MidAmerican Energy Holdings Co., 5.95%, 5/15/37	260,000	244
Monongahela Power Co., 5.70%, 3/15/17 144A	860,000	879
Nevada Power Co., 5.875%, 1/15/15	1,941,000	1,903
Nevada Power Co., 5.95%, 3/15/16	60,000	59
Nevada Power Co., 6.50%, 5/15/18	1,560,000	1,591
Northern States Power Co., 5.25%, 10/1/18	270,000	274
Ohio Edison Co., 6.875%, 7/15/36	145,000	142
Oncor Electric Delivery Co., 6.375%, 1/15/15	1,340,000	1,339
Oncor Electric Delivery Co., 7.00%, 9/1/22	880,000	843
Pacific Gas & Electric Co., 5.80%, 3/1/37	255,000	241
Pacific Gas & Electric Co., 6.05%, 3/1/34	415,000	407
PacifiCorp, 5.45%, 9/15/13	4,040,000	4,263
Potomac Electric Power Co., 6.50%, 11/15/37	230,000	225
PPL Electric Utilities Corp., 4.30%, 6/1/13	2,475,000	2,379
PPL Electric Utilities Corp., 6.25%, 8/15/09	215,000	222
PPL Energy Supply LLC, 6.00%, 12/15/36	425,000	347
PPL Energy Supply LLC, 6.50%, 5/1/18	530,000	527
Public Service Co. of Colorado, 5.50%, 4/1/14	1,320,000	1,376
Public Service Electric & Gas Co., 5.00%, 1/1/13	1,500,000	1,540
Public Service Electric & Gas Co., 5.70%, 12/1/36	1,600,000	1,528
Puget Sound Energy, Inc., 3.363%, 6/1/08	2,465,000	2,463
Puget Sound Energy, Inc., 6.274%, 3/15/37	1,125,000	1,066
San Diego Gas & Electric Co., 5.30%, 11/15/15	250,000	257
San Diego Gas & Electric Co., 6.125%, 9/15/37	200,000	204
SCANA Corp., 6.25%, 4/1/20	115,000	117
Sierra Pacific Power Co., 6.75%, 7/1/37	525,000	503
South Carolina Electric & Gas Co., 6.05%, 1/15/38	295,000	296
Southern California Edison Co., 5.00%, 1/15/16	2,055,000	2,077
Southern California Edison Co., 5.55%, 1/15/37	320,000	303
Southern California Edison Co., 5.625%, 2/1/36	85,000	81
Tampa Electric Co., 6.15%, 5/15/37	385,000	359
Tampa Electric Co., 6.55%, 5/15/36	520,000	514
Toledo Edison Co. 6.15%, 5/15/37	1,265,000	1,120
Union Electric Co., 6.40%, 6/15/17	180,000	189
Virginia Electric & Power Co., 5.25%, 12/15/15	3,790,000	3,806
Xcel Energy, Inc., 6.50%, 7/1/36	780,000	767

Total		69,059

Electronics (0.1%)
Cisco Systems, Inc., 5.50%, 2/22/16	280,000	290
International Business Machines Corp., 5.875%, 11/29/32	200,000	197
International Business Machines Corp., 5.70% 9/14/17	835,000	874
Siemens Financieringsmaatschappij N.V., 5.75%, 10/17/16 144A	645,000	660

Total		2,021

Food Processors (0.4%)
Delhaize Group, 6.50%, 6/15/17	770,000	795
General Mills, Inc., 5.70%, 2/15/17	970,000	978
Kellogg Co., 6.60%, 4/1/11	2,675,000	2,883
Kraft Foods, Inc., 6.25%, 6/1/12	4,020,000	4,186
Kraft Foods, Inc., 6.50%, 8/11/17	430,000	441
Kraft Foods, Inc., 6.875%, 2/1/38	500,000	492
Smithfield Foods, Inc., 7.75%, 5/15/13	1,025,000	1,015

Total		10,790

Gaming/Lodging/Leisure (0.2%)
Harrah’s Operating Co., Inc., 5.75%, 10/1/17	590,000	327
Royal Caribbean Cruises, Ltd., 7.00%, 6/15/13	1,555,000	1,454
Wynn Las Vegas Capital Corp., 6.625%, 12/1/14 144A	2,830,000	2,724

Total		4,505

Gas Pipelines (0.3%)
Consolidated Natural Gas Co., 5.00%, 12/1/14	2,050,000	1,989
El Paso Corp., 7.00%, 6/15/17	515,000	530
Kinder Morgan Energy Partners LP, 7.30%, 8/15/33	1,800,000	1,838
Kinder Morgan Finance Co. ULC, 5.35%, 1/5/11	2,440,000	2,421
Southern Natural Gas Co., 5.90%, 4/1/17 144A	200,000	196
Tennessee Gas Pipeline Co., 7.50%, 4/1/17	200,000	216

Total		7,190

Independent Finance (0.4%)
American General Finance Corp., 6.90%, 12/15/17	565,000	552
General Electric Capital Corp., 5.375%, 10/20/16	1,000,000	1,015
General Electric Capital Corp., 5.875%, 1/14/38	390,000	376
General Motors Acceptance Corp., 6.00%, 12/15/11	2,135,000	1,596
HSBC Finance Corp., 4.125%, 11/16/09	4,400,000	4,333
International Lease Finance Corp., 4.75%, 1/13/12	2,190,000	2,120
iStar Financial, Inc., 5.15%, 3/1/12	1,900,000	1,406
Morgan Stanley, 5.95%, 12/28/17	524,000	506

Total		11,904

Industrials - Other (0.2%)
Centex Corp., 5.45%, 8/15/12	765,000	646
Centex Corp., 7.875%, 2/1/11	335,000	317
DR Horton, Inc., 5.375%, 6/15/12	540,000	473
DR Horton, Inc., 7.875%, 8/15/11	160,000	155
KB HOME, 7.75%, 2/1/10	1,600,000	1,529
Lennar Corp., 5.95%, 10/17/11	1,125,000	951

Total		4,071

Information/Data Technology (0.1%)
Fiserv, Inc., 6.125%, 11/20/12	1,075,000	1,108
Fiserv, Inc., 6.80%, 11/20/17	1,075,000	1,111
Seagate Technology HDD Holdings, 6.80%, 10/1/16	715,000	681

Total		2,900

Life Insurance (0.0%)
Prudential Financial, Inc., 5.70%, 12/14/36	450,000	383

Total		383

Machinery (0.1%)
Case Corp., 7.25%, 1/15/16	2,085,000	2,023
John Deere Capital Corp., 4.50%, 8/25/08	1,325,000	1,331

Total		3,354

Metals/Mining (0.1%)
Alcoa, Inc., 5.55%, 2/1/17	1,000,000	974
Alcoa, Inc., 5.72%, 2/23/19	630,000	616
Alcoa, Inc., 5.90%, 2/1/27	1,035,000	933

Total		2,523

Mortgage Banking (0.1%)
Countrywide Financial Corp., 5.80%, 6/7/12	730,000	661
Countrywide Home Loans, Inc., 4.00%, 3/22/11	1,155,000	1,030
Countrywide Home Loans, Inc., 4.125%, 9/15/09	235,000	212
Residential Capital LLC, 6.00%, 2/22/11	2,285,000	1,120

Total		3,023

Natural Gas Distributors (0.0%)
NiSource Finance Corp., 5.25%, 9/15/17	225,000	205
NiSource Finance Corp., 5.40%, 7/15/14	785,000	776
NiSource Finance Corp., 6.40%, 3/15/18	210,000	210

Total		1,191

Oil & Gas Field Machines and Services (0.0%)
Pride International, Inc., 7.375%, 7/15/14	805,000	837

Total		837

Oil and Gas (0.8%)
Anadarko Finance Co., 7.50%, 5/1/31	1,040,000	1,170
Canadian Natural Resources, Ltd., 5.70%, 5/15/17	400,000	405
Canadian Natural Resources, Ltd., 5.85%, 2/1/35	45,000	41
Canadian Natural Resources, Ltd., 6.25%, 3/15/38	400,000	384
Canadian Natural Resources, Ltd., 6.45%, 6/30/33	335,000	333
Canadian Natural Resources, Ltd., 6.75%, 2/1/39	445,000	454
ConocoPhillips Canada Funding Co., 5.30%, 4/15/12	1,390,000	1,467
Devon Energy Corp., 7.95%, 4/15/32	250,000	308
Devon Financing Corp. ULC, 6.875%, 9/30/11	3,040,000	3,319
EnCana Corp., 6.50%, 2/1/38	415,000	412
EnCana Corp., 6.625%, 8/15/37	70,000	71
EnCana Holdings Finance Corp., 5.80%, 5/1/14	1,075,000	1,136

Hess Corp., 7.125%, 3/15/33	355,000	396
Marathon Oil Corp., 5.90%, 3/15/18	285,000	286
Marathon Oil Corp., 6.60%, 10/1/37	140,000	139
Nexen, Inc., 5.875%, 3/10/35	1,955,000	1,779
Pemex Project Funding Master Trust, 6.625%, 6/15/35 144A	245,000	254
Petro-Canada, 5.95%, 5/15/35	820,000	740
Pioneer Natural Resource, 6.875%, 5/1/18	1,840,000	1,743
Suncor Energy, Inc., 6.50%, 6/15/38	415,000	409
Sunoco, Inc., 5.75%, 1/15/17	825,000	815
Talisman Energy, Inc., 5.85%, 2/1/37	910,000	798
Tesoro Corp., 6.25%, 11/1/12	2,070,000	1,951
Tesoro Corp., 6.50%, 6/1/17	2,615,000	2,340
Valero Energy Corp., 6.125%, 6/15/17	260,000	263
Valero Energy Corp., 6.625%, 6/15/37	1,200,000	1,147
XTO Energy, Inc., 5.30%, 6/30/15	260,000	263

Total		22,823

Other Finance (0.2%)
Capmark Financial Group, 6.30%, 5/10/17 144A	320,000	192
Eaton Vance Corp., 6.50%, 10/2/17	100,000	107
SLM Corp., 5.375%, 1/15/13	80,000	61
SLM Corp., 5.375%, 5/15/14	520,000	390
SLM Corp., 5.45%, 4/25/11	4,560,000	3,666

Total		4,416

Other Services (0.0%)
Waste Management, Inc., 5.00%, 3/15/14	855,000	839

Total		839

Paper and Forest Products (0.0%)
Weyerhaeuser Co., 6.875%, 12/15/33	130,000	122

Total		122

Pharmaceuticals (0.1%)
Bristol-Myers Squibb Co., 5.875%, 11/15/36	65,000	63
Wyeth, 5.50%, 2/1/14	1,060,000	1,098
Wyeth, 5.95%, 4/1/37	685,000	669

Total		1,830

Property and Casualty Insurance (0.2%)
Berkley (WR) Corp., 9.875%, 5/15/08	4,310,000	4,338
The Progressive Corp., 6.70%, 6/15/37	315,000	281
The Travelers Cos., Inc., 6.25%, 6/15/37	435,000	403

Total		5,022

Railroads (0.7%)
Burlington North Santa Fe, 6.125%, 3/15/09	5,600,000	5,708
Burlington North Santa Fe, 6.15%, 5/1/37	415,000	398
Canadian National Railway Co., 5.85%, 11/15/17	140,000	146
Canadian Pacific Railway Co., 5.95%, 5/15/37	370,000	307
CSX Corp., 5.60%, 5/1/17	325,000	309
CSX Corp., 6.25%, 3/15/18	660,000	651
Norfolk Southern Corp., 6.20%, 4/15/09	1,390,000	1,431
Union Pacific Corp., 3.875%, 2/15/09	5,600,000	5,624

Union Pacific Corp., 5.65%, 5/1/17	625,000	624
Union Pacific Corp., 5.75%, 11/15/17	420,000	425
Union Pacific Corp., 6.65%, 1/15/11	390,000	412
Union Pacific Corp., 7.375%, 9/15/09	2,750,000	2,887

Total		18,922

Real Estate Investment Trusts (0.8%)
AvalonBay Communities, Inc., 5.50%, 1/15/12	500,000	495
BRE Properties, Inc., 5.50%, 3/15/17	420,000	354
Colonial Realty LP, 6.05%, 9/1/16	360,000	295
Developers Diversified Realty Corp., 5.375%, 10/15/12	1,535,000	1,434
Duke Realty LP, 5.95%, 2/15/17	835,000	724
ERP Operating LP, 5.25%, 9/15/14	1,950,000	1,809
ERP Operating LP, 5.75%, 6/15/17	515,000	469
First Industrial LP, 5.25%, 6/15/09	1,925,000	1,930
HCP, Inc., 6.00%, 1/30/17	400,000	327
HCP, Inc., 6.70%, 1/30/18	200,000	172
HRPT Properties Trust, 5.75%, 11/1/15	1,225,000	1,099
ProLogis, 5.50%, 3/1/13	2,000,000	1,940
ProLogis, 5.75%, 4/1/16	1,190,000	1,093
Rouse Co. LP/TRC Co-Issuer, Inc., 6.75%, 5/1/13 144A	3,640,000	3,136
Simon Property Group LP, 5.375%, 6/1/11	3,555,000	3,528
Simon Property Group LP, 5.60%, 9/1/11	890,000	890
Simon Property Group LP, 6.10%, 5/1/16	1,560,000	1,506

Total		21,201

Restaurants (0.1%)
Darden Restaurants, Inc., 6.20%, 10/15/17	140,000	136
Darden Restaurants, Inc., 6.80%, 10/15/37	635,000	580
Yum! Brands, Inc., 6.875%, 11/15/37	800,000	766

Total		1,482

Retail Food and Drug (0.1%)
CVS/Caremark Corp., 4.875%, 9/15/14	985,000	975
CVS/Caremark Corp., 6.125%, 8/15/16	890,000	928
CVS/Caremark Corp., 6.25%, 6/1/27	715,000	713
The Kroger Co., 6.15%, 1/15/20	180,000	185
The Kroger Co., 6.80%, 12/15/18	90,000	97
The Kroger Co., 7.00%, 5/1/18	375,000	408
Tesco PLC, 6.15%, 11/15/37 144A	650,000	630

Total		3,936

Retail Stores (0.7%)
Costco Wholesale Corp., 5.30%, 3/15/12	195,000	205
The Home Depot, Inc., 5.875%, 12/16/36	4,005,000	3,270
JC Penney Corp., Inc., 5.75%, 2/15/18	130,000	120
JC Penney Corp., Inc., 6.375%, 10/15/36	260,000	221
JC Penney Corp., Inc., 6.875%, 10/15/15	515,000	525
JC Penney Corp., Inc., 7.95%, 4/1/17	610,000	649
Kohl’s Corp., 6.25%, 12/15/17	720,000	686
Kohl’s Corp., 6.875%, 12/15/37	540,000	478
Macy’s Retail Holdings, Inc., 5.35%, 3/15/12	645,000	615
Macy’s Retail Holdings, Inc., 6.30%, 4/1/09	3,785,000	3,785
Macy’s Retail Holdings, Inc., 7.00%, 2/15/28	120,000	103
May Department Stores Co., 6.65%, 7/15/24	90,000	76
Nordstrom, Inc., 7.00%, 1/15/38	265,000	262
Target Corp., 5.375%, 5/1/17	595,000	591
Target Corp., 5.40%, 10/1/08	5,605,000	5,661
Target Corp., 6.50%, 10/15/37	555,000	537

Target Corp., 7.00%, 1/15/38	420,000	432
Wal-Mart Stores, Inc., 5.875%, 4/5/27	685,000	681
Wal-Mart Stores, Inc., 6.50%, 8/15/37	105,000	110

Total		19,007

Security Brokers and Dealers (0.5%)
The Bear Stearns Co., Inc., 7.25%, 2/1/18	590,000	610
The Goldman Sachs Group, Inc., 5.15%, 1/15/14	3,465,000	3,414
Lehman Brothers Holdings, Inc., 4.80%, 3/13/14	320,000	278
Lehman Brothers Holdings, Inc., 5.875%, 11/15/17	1,010,000	930
Lehman Brothers Holdings, Inc., 6.50%, 7/19/17	850,000	807
Lehman Brothers Holdings, Inc., 7.00%, 9/27/27	1,430,000	1,322
Merrill Lynch & Co., Inc., 6.22%, 9/15/26	375,000	315
Merrill Lynch & Co., Inc., 6.40%, 8/28/17	3,775,000	3,726
Morgan Stanley, 6.25%, 8/9/26	1,035,000	916

Total		12,318

Telecommunications (0.9%)
(b) AT&T Corp., 8.00%, 11/15/31	2,380,000	2,781
AT&T Mobility LLC, 7.125%, 12/15/31	2,740,000	2,883
British Telecommunications PLC, 8.625%, 12/15/30	620,000	770
Deutsche Telekom International Finance, 5.75%, 3/23/16	665,000	657
Embarq Corp., 6.738%, 6/1/13	835,000	807
Embarq Corp., 7.082%, 6/1/16	1,940,000	1,837
Embarq Corp., 7.995%, 6/1/36	230,000	210
France Telecom SA, 8.50%, 3/1/31	975,000	1,208
Rogers Wireless, Inc., 6.375%, 3/1/14	875,000	868
Sprint Capital Corp., 6.90%, 5/1/19	645,000	508
Sprint Capital Corp., 8.375%, 3/15/12	2,830,000	2,618
Sprint Capital Corp., 8.75%, 3/15/32	470,000	397
Telecom Italia Capital, 4.00%, 1/15/10	3,360,000	3,296
Telecom Italia Capital, 6.20%, 7/18/11	1,620,000	1,607
Verizon Communications, Inc., 5.85%, 9/15/35	1,425,000	1,298
Vodafone Group PLC, 5.50%, 6/15/11	2,820,000	2,868

Total		24,613

Tobacco (0.1%)
Reynolds American, Inc., 6.75%, 6/15/17	215,000	217
Reynolds American, Inc., 7.25%, 6/15/37	215,000	213
Reynolds American, Inc., 7.625%, 6/1/16	2,175,000	2,289

Total		2,719

Transportation (0.0%)
United Parcel Service, Inc., 6.20%, 1/15/38	390,000	417

Total		417

Vehicle Parts (0.1%)
Johnson Controls, Inc., 5.25%, 1/15/11	1,390,000	1,435
Johnson Controls, Inc., 5.50%, 1/15/16	845,000	861
Johnson Controls, Inc., 6.00%, 1/15/36	520,000	494

Total		2,790

Yankee Sovereign (0.1%)
United Mexican States, 5.625%, 1/15/17	2,050,000	2,154

United Mexican States, 6.05%, 1/11/40	490,000	489

Total		2,643

Total Investment Grade Segment (Cost: $381,678)		372,552

Governments (7.7%)
Governments (7.7%)
Aid-Israel, 0.00%, 11/15/22	11,600,000	5,809
Aid-Israel, 0.00%, 11/15/23	11,500,000	5,448
Aid-Israel, 5.50%, 4/26/24	9,840,000	11,089
Housing & Urban Development, 6.17%, 8/1/14	14,981,000	16,413
(n) Overseas Private Investment, 4.10%, 11/15/14	3,036,800	3,102
(e) Tennesse Valley Authority Stripped, 0.00%, 4/15/42	6,100,000	5,505
US Treasury, 2.125%, 1/31/10	6,360,000	6,414
US Treasury, 2.75%, 2/28/13	39,351,000	39,893
US Treasury, 2.875%, 1/31/13	5,920,000	6,034
US Treasury, 3.125%, 11/30/09	36,215,000	37,095
(g) US Treasury, 3.375%, 11/30/12	16,460,000	17,148
US Treasury, 3.50%, 2/15/18	159,000	160
US Treasury, 3.625%, 12/31/12	3,355,000	3,535
US Treasury, 4.00%, 8/31/09	3,686,000	3,812
US Treasury, 4.25%, 11/15/17	436,000	465
US Treasury, 4.75%, 2/15/37	2,340,000	2,517
US Treasury, 4.875%, 8/31/08	12,435,000	12,610
US Treasury, 5.00%, 5/15/37	2,750,000	3,076
US Treasury Inflation Index Bond, 1.625%, 1/15/18	19,818,580	20,811
US Treasury Inflation Index Bond, 2.625%, 7/15/17	5,379,626	6,130

Total Governments (Cost: $198,289)		207,066

Municipal Bonds (0.3%)
Municipal Bonds (0.3%)
Illinois Finance Authority Pollution Control, Series 2005, 10.00%, 3/1/17, RB, XLCA	3,475,000	3,475
Indiana Finance Authority Environmental Facilities, Series 2006A, 10.255%, 9/1/41, RB, AMBAC	2,900,000	2,900
North Carolina Capital Facilities Finance Agency Solid Waste Disposal, Series 2007B, 7.00%, 11/1/40, RB, AMBAC	750,000	750

Total Municipal Bonds (Cost: $7,125)		7,125

Structured Products (20.2%)
Structured Products (20.2%)
(b) AEP Texas Central Transition Funding, 5.306%, 7/21/21	22,665,000	22,164
Asset Securitization Corp., Series 1997-D5, Class PS1, 1.30%, 2/14/43 IO	58,757,107	2,316
Banc of America Alternative Loan Trust, Series 2006-3, Class 1CB1, 6.00%, 4/25/36	2,013,836	1,992
Banc of America Alternative Loan Trust, Series 2006-4, Class 4CB1, 6.50%, 5/25/46	2,416,321	2,382
Banc of America Commercial Mortgage, Inc., Series 2007-3, Class A4, 5.66%, 5/10/17	2,907,000	2,870
Banc of America Funding Corp., Series 2007-1, Class TA1A, 5.38%, 1/25/37	3,410,068	3,236
Banc of America Funding Corp., Series 2007-4, Class TA1A, 2.69%, 5/25/37	4,179,858	4,146
Banc of America Mortgage Securities, Series 2004-G, Class 2A6, 4.657%, 8/25/34	5,332,000	5,422
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-4, Class A6, 3.56%, 6/25/34	11,842,000	11,862

CenterPoint Energy Transition Bond Co. LLC, Series 2005-A, Class A4, 5.17%, 8/1/19	2,580,000	2,586
Chase Manhattan Auto Owner Trust, Series 2005-A, Class A3, 3.87%, 6/15/09	1,225,601	1,228
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4, 5.70%, 6/10/17	6,462,000	6,412
Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	1,512,875	1,464
Countrywide Home Loans, Inc., Series 2005-31, Class 2A1, 5.50%, 1/25/36	1,574,832	1,536
Credit Suisse Mortgage Capital Certificate, Series 2007-5, Class 3A19, 6.00%, 7/25/36	2,944,960	2,899
(n) Criimi Mae Commercial Mortgage Trust, Series 1998-C1, Class B, 7.00%, 6/2/33 144A	4,747,056	4,747
Daimler Chrysler Auto Trust, Series 2007-A, Class A1, 4.945%, 11/10/08 144A	4,112,525	4,121
DLJ Commercial Mortgage Corp., Series 1998-CF1, Class S, 0.44%, 2/18/31 IO	34,330,934	1,153
DLJ Mortgage Acceptance Corp., Series 1997-CF2, Class S, 0.57%, 10/15/30 IO 144A	1,510,377	44
Federal Home Loan Mortgage Corp., 4.00%, 10/1/20	2,148,234	2,096
Federal Home Loan Mortgage Corp., 4.50%, 5/1/19	2,632,306	2,626
Federal Home Loan Mortgage Corp., 5.00%, 10/1/19	1,738,055	1,762
Federal Home Loan Mortgage Corp., 5.00%, 2/1/20	813,109	824
Federal Home Loan Mortgage Corp., 5.00%, 5/1/20	2,850,010	2,885
Federal Home Loan Mortgage Corp., 5.00%, 11/1/35	19,422,751	19,263
Federal Home Loan Mortgage Corp., 5.00%, 12/1/35	19,182,809	19,025
Federal Home Loan Mortgage Corp., 5.50%, 9/1/19	1,073,233	1,099
Federal Home Loan Mortgage Corp., 5.50%, 11/1/19	2,052,790	2,102
Federal Home Loan Mortgage Corp., 5.50%, 12/1/19	365,120	374
Federal Home Loan Mortgage Corp., 5.50%, 3/1/20	2,780,404	2,843
Federal Home Loan Mortgage Corp., 5.50%, 6/1/35	3,943,202	3,989
Federal Home Loan Mortgage Corp., 6.00%, 10/1/37	22,824,128	23,426
Federal Home Loan Mortgage Corp., 6.50%, 4/1/11	444,707	459
Federal Home Loan Mortgage Corp., Series 2840, Class LK, 6.00%, 11/15/17	3,275,141	3,417
Federal Home Loan Mortgage Corp., Series 3065, Class TN, 4.50%, 10/15/33	2,068,383	2,077
Federal Home Loan Mortgage Corp., Series 3248, Class LN, 4.50%, 7/15/35	14,923,050	14,954
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through, Series K001, Class A2, 5.651%, 4/25/16	8,470,645	8,857
Federal National Mortgage Association, 4.00%, 6/1/19	1,380,985	1,352
Federal National Mortgage Association, 4.50%, 6/1/19	10,065,496	10,048
Federal National Mortgage Association, 4.50%, 12/1/19	1,120,387	1,118
Federal National Mortgage Association, 5.00%, 3/1/20	3,577,812	3,622
Federal National Mortgage Association, 5.00%, 4/1/20	1,428,094	1,445
Federal National Mortgage Association, 5.00%, 5/1/20	5,324,702	5,387
Federal National Mortgage Association, 5.00%, 4/1/35	4,055,643	4,020
Federal National Mortgage Association, 5.00%, 7/1/35	5,361,412	5,314
Federal National Mortgage Association, 5.00%, 10/1/35	2,224,374	2,205
Federal National Mortgage Association, 5.17%, 1/1/16	4,066,787	4,178
Federal National Mortgage Association, 5.284%, 4/1/16	10,523,565	10,879
Federal National Mortgage Association, 5.32%, 4/1/14	2,667,676	2,781
Federal National Mortgage Association, 5.38%, 1/1/17	2,848,000	2,940
Federal National Mortgage Association, 5.50%, 4/1/21	2,497,782	2,553
Federal National Mortgage Association, 5.50%, 9/1/34	1,100,750	1,114
Federal National Mortgage Association, 5.50%, 3/1/35	9,081,366	9,186
Federal National Mortgage Association, 5.50%, 7/1/35	1,952,324	1,975
Federal National Mortgage Association, 5.50%, 8/1/35	3,491,207	3,531
Federal National Mortgage Association, 5.50%, 9/1/35	19,788,094	20,015
Federal National Mortgage Association, 5.50%, 10/1/35	8,892,742	8,995
Federal National Mortgage Association, 5.50%, 11/1/35	21,325,981	21,571
Federal National Mortgage Association, 5.50%, 2/1/38	37,571,070	37,964
Federal National Mortgage Association, 6.00%, 5/1/35	408,639	419
Federal National Mortgage Association, 6.00%, 6/1/35	1,194,675	1,226
Federal National Mortgage Association, 6.00%, 7/1/35	7,486,689	7,683
Federal National Mortgage Association, 6.00%, 10/1/35	1,643,376	1,686
Federal National Mortgage Association, 6.00%, 11/1/35	7,958,648	8,167
Federal National Mortgage Association, 6.00%, 9/1/36	4,374,107	4,486

Federal National Mortgage Association, 6.00%, 3/1/38	1,771,329	1,816
Federal National Mortgage Association, 6.50%, 9/1/31	1,324,365	1,382
Federal National Mortgage Association, 6.50%, 11/1/35	1,877,857	1,948
Federal National Mortgage Association, 6.50%, 12/1/35	2,276,275	2,362
Federal National Mortgage Association, 6.50%, 4/1/36	1,724,755	1,788
Federal National Mortgage Association, 6.50%, 11/1/36	663,889	688
Federal National Mortgage Association, 6.50%, 12/1/36	2,469,496	2,560
Federal National Mortgage Association, 6.50%, 2/1/37	2,340,725	2,426
Federal National Mortgage Association, 6.50%, 3/1/37	10,382,759	10,762
Federal National Mortgage Association, 6.50%, 7/1/37	764,848	793
Federal National Mortgage Association, 6.50%, 8/1/37	4,737,479	4,911
Federal National Mortgage Association, Series 1989-20, Class A, 6.75%, 4/25/18	2,393,748	2,528
Federal National Mortgage Association - Aces, Series 2006-M1, Class C, 5.355%, 2/25/16	10,762,000	11,167
Federal National Mortgage Association Whole Loan, 6.25%, 5/25/42	7,296,851	7,779
(n) Final Maturity Amortizing Notes, 4.45%, 8/25/12	7,906,125	8,050
First Horizon Alternative Mortgage Securities Trust, Series 2004-FA1, Class 1A1, 6.25%, 10/25/34	3,959,272	3,861
First Union National Bank Commercial Mortgage Trust, Series 1999-C4, Class E, 7.94%, 12/15/31 144A	3,100,000	3,232
Government National Mortgage Association, 5.00%, 7/15/33	2,061,891	2,066
Government National Mortgage Association, 5.50%, 1/15/32	175,452	179
Government National Mortgage Association, 5.50%, 2/15/32	2,063,716	2,110
Government National Mortgage Association, 5.50%, 9/15/32	60,684	62
Greenwich Capital Commercial Funding Corp., Series 2006-FL4A, Class A1, 5.44%, 11/5/21 144A	1,341,959	1,255
GS Mortgage Securities Corp. II, Series 2006-GG8, Class A4, 5.56%, 11/10/39	7,935,000	7,859
Honda Auto Receivables Trust, Series 2007-2, Class A3, 5.46%, 5/23/11	9,708,000	9,936
Massachusetts RRB Special Purpose Trust, Series 2001-1, Class A, 6.53%, 6/1/15	1,673,297	1,791
Merrill Lynch Alternative Note Asset, Series 2007-A1, Class A2A, 2.67%, 1/25/37	4,303,335	2,821
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-7, Class A4, 5.75%, 6/12/50	2,817,000	2,793
Nissan Auto Receivables Owner Trust, Series 2006-A, Class A3, 4.74%, 9/15/09	9,672,822	9,721
Nordstrom Private Label Credit Card Master, Series 2007-1A, Class A, 4.92%, 5/15/13 144A	7,031,000	7,242
RMF Commercial Mortgage Pass-Through Certificates, Series 1997-1, Class F, 7.471%, 1/15/19 144A	971,415	505
(m) Rural Housing Trust 1987-1, Series 1, Class D, 6.33%, 4/1/26	33	0
TBW Mortgage Backed Pass-Through Certificates, Series 2007-1, Class A1, 2.69%, 3/25/37	3,552,513	3,235
Thornburg Mortgage Securities Trust, Series 2006-1, Class A3, 2.77%, 1/25/46	8,980,975	8,817
Thornburg Mortgage Securities Trust, Series 2006-5, Class A1, 2.72%, 9/25/46	3,741,626	3,494
Thornburg Mortgage Securities Trust, Series 2007-1, Class A1, 2.71%, 3/25/37	2,847,622	2,660
Thornburg Mortgage Securities Trust, Series 2007-2, Class A3A, 2.73%, 6/25/37	4,529,458	4,256
Washington Mutual Commercial Mortgage Securities Trust, Series 2003-C1A, Class 3,248 A, 3.83%, 1/25/35 144A		3,319,983
Washington Mutual Mortgage Pass-Through Certificates, Series 2003-AR10, Class 2,897 A6, 4.05%, 10/25/33		2,902,000
Washington Mutual Mortgage Pass-Through, Series 2006-6, Class 4A, 6.74%, 11/25/34	1,807,417	1,836
Wells Fargo Mortgage Backed Securities Trust, Series 2004-N, Class A6, 4.00%, 8/25/34	8,006,000	7,811
Wells Fargo Mortgage Backed Securities Trust, Series 2005-7, Class A1, 5.25%, 9/25/35	4,752,499	4,558
Wells Fargo Mortgage Backed Securities Trust, Series 2005-11, Class 1A1, 5.50%, 11/25/35	4,404,616	4,314

Total Structured Products (Cost: $ 539,673)		544,037

Below Investment Grade Segment (5.5%)
Aerospace/Defense (0.1%)
Bombardier, Inc., 8.00%, 11/15/14 144A	150,000	155
DRS Technologies, Inc., 7.625%, 2/1/18	500,000	500
(c) Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co., 8.875%, 4/1/15	310,000	317
L-3 Communications Corp., 6.375%, 10/15/15	1,500,000	1,466
L-3 Communications Corp., 7.625%, 6/15/12	850,000	870

Total		3,308

Autos/Vehicle Parts (0.3%)
American Axle & Manufacturing, Inc., 7.875%, 3/1/17	790,000	670
Ford Motor Co., 7.45%, 7/16/31	750,000	495
Ford Motor Credit Co. LLC, 8.00%, 12/15/16	750,000	587
Ford Motor Credit Co. LLC, 9.875%, 8/10/11	2,000,000	1,783
General Motors Corp., 8.375%, 7/15/33	1,100,000	776
Lear Corp., 8.75%, 12/1/16	1,000,000	854
Tenneco, Inc., 8.125%, 11/15/15 144A	170,000	169
TRW Automotive, Inc., 7.25%, 3/15/17 144A	665,000	605
Visteon Corp., 8.25%, 8/1/10	1,115,000	911

Total		6,850

Basic Materials (0.5%)
(k) Abitibi-Consolidated Co. of Canada, 7.75%, 6/15/11	1,100,000	594
(k) Abitibi-Consolidated Co. of Canada, 8.375%, 4/1/15	845,000	435
(k) Abitibi-Consolidated, Inc., 8.55%, 8/1/10	540,000	311
Berry Plastics Holding Corp., 8.875%, 9/15/14	450,000	393
Cascades, Inc., 7.25%, 2/15/13	350,000	309
Crown Americas LLC/Crown Americas Capital Corp., 7.625%, 11/15/13	650,000	663
FMG Finance Property, Ltd., 10.625%, 9/1/16 144A	1,000,000	1,125
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/17	1,975,000	2,095
Georgia-Pacific LLC, 7.00%, 1/15/15 144A	1,250,000	1,172
Georgia-Pacific LLC, 7.125%, 1/15/17 144A	370,000	342
Graphic Packaging International Corp., 9.50%, 8/15/13	600,000	576
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 9.75%, 11/15/14	1,250,000	1,341
Massey Energy Co., 6.625%, 11/15/10	525,000	520
The Mosaic Co., 7.875%, 12/1/16 144A	750,000	806
Novelis, Inc., 7.25%, 2/15/15	560,000	496
Peabody Energy Corp., 7.375%, 11/1/16	750,000	776
Peabody Energy Corp., 7.875%, 11/1/26	670,000	665
Steel Dynamics, Inc., 7.75%, 4/15/16 144A	610,000	611

Total		13,230

Builders/Building Materials (0.0%)
K. Hovnanian Enterprises, 7.75%, 5/15/13	614,000	325
KB HOME, 7.75%, 2/1/10	870,000	832

Total		1,157

Capital Goods (0.1%)
Case New Holland, Inc., 7.125%, 3/1/14	680,000	666
Rental Service Corp., 9.50%, 12/1/14	605,000	505
SPX Corp., 7.625%, 12/15/14 144A	510,000	525
Terex Corp., 8.00%, 11/15/17	675,000	672
United Rentals North America, Inc., 6.50%, 2/15/12	1,255,000	1,136

Total		3,504

Consumer Products/Retailing (0.1%)
Albertson's, Inc., 7.25%, 5/1/13	750,000	751
Claire's Stores, Inc., 10.50%, 6/1/17	585,000	257
Education Management LLC, 10.25%, 6/1/16	1,250,000	994
Levi Strauss & Co., 8.875%, 4/1/16	850,000	812
Michaels Stores, Inc., 11.375%, 11/1/16	445,000	349
Rite Aid Corp., 9.375%, 12/15/15	325,000	255

Total		3,418

Energy (0.6%)
Basic Energy Services, Inc., 7.125%, 4/15/16	825,000	786
Chaparral Energy, Inc., 8.875%, 2/1/17	800,000	694
Chesapeake Energy Corp., 6.625%, 1/15/16	1,000,000	980
Cimarex Energy Co., 7.125%, 5/1/17	585,000	581
Complete Production Services, Inc., 8.00%, 12/15/16	500,000	480
Connacher Oil & Gas, 10.25%, 12/15/15 144A	450,000	453
El Paso Corp., 7.75%, 1/15/32	670,000	688
Forest Oil Corp., 7.25%, 6/15/19	390,000	397
Helix Energy Solutions, 9.50%, 1/15/16 144A	680,000	680
Key Energy Services, Inc., 8.375%, 12/1/14 144A	675,000	673
Knight, Inc., 6.50%, 9/1/12	542,000	550
Mariner Energy, Inc., 8.00%, 5/15/17	448,000	428
Newfield Exploration Co., 6.625%, 4/15/16	850,000	833
OPTI Canada, Inc., 8.25%, 12/15/14	395,000	391
Petrohawk Energy Corp., 9.125%, 7/15/13	1,150,000	1,182
Petroplus Finance, Ltd., 6.75%, 5/1/14 144A	420,000	383
Petroplus Finance, Ltd., 7.00%, 5/1/17 144A	350,000	312
Plains Exploration & Production Co., 7.75%, 6/15/15	550,000	549
Range Resources Corp., 6.375%, 3/15/15	750,000	735
Sonat, Inc., 7.625%, 7/15/11	190,000	196
Southwestern Energy Co., 7.50%, 2/1/18 144A	490,000	507
Stallion Oilfield Services/Stallion Oilfield Finance Corp., 9.75%, 2/1/15 144A	355,000	243
Tesoro Corp., 6.25%, 11/1/12	270,000	254
Tesoro Corp., 6.625%, 11/1/15	660,000	611
W&T Offshore, Inc., 8.25%, 6/15/14 144A	620,000	575
Whiting Petroleum Corp., 7.25%, 5/1/13	850,000	837

Total		14,998

Financials (0.2%)
Crum & Forster Holdings Corp., 7.75%, 5/1/17	562,000	532
E*TRADE Financial Corp., 7.375%, 9/15/13	35,000	25
E*TRADE Financial Corp., 7.875%, 12/1/15	360,000	256
E*TRADE Financial Corp., 8.00%, 6/15/11	380,000	317
GMAC LLC, 7.25%, 3/2/11	1,020,000	803
GMAC LLC, 7.75%, 1/19/10	330,000	285
GMAC LLC, 8.00%, 11/1/31	2,485,000	1,781
Nuveen Investments, Inc. 10.50%, 11/15/15 144A	500,000	429
Residential Capital LLC, 6.00%, 2/22/11	645,000	316
SLM Corp., 4.00%, 1/15/09	575,000	518
SLM Corp., 4.00%, 1/15/10	730,000	614

Total		5,876

Foods (0.2%)
Constellation Brands, Inc., 7.25%, 5/15/17	575,000	558
Constellation Brands, Inc., 7.25%, 9/1/16	695,000	676
Constellation Brands, Inc., 8.375%, 12/15/14	285,000	294

Dean Foods Co., 7.00%, 6/1/16	490,000	429
Dole Food Co., Inc., 8.625%, 5/1/09	980,000	852
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 10.625%, 4/1/17	950,000	807
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 9.25%, 4/1/15	450,000	398
Smithfield Foods, Inc., 7.75%, 5/15/13	850,000	841
Smithfield Foods, Inc., 7.75%, 7/1/17	455,000	444

Total		5,299

Gaming/Leisure/Lodging (0.4%)
(b) AMC Entertainment, Inc., 11.00%, 2/1/16	335,000	314
Boyd Gaming Corp., 7.75%, 12/15/12	850,000	786
Caesars Entertainment, Inc., 7.875%, 3/15/10	435,000	408
Caesars Entertainment, Inc., 8.125%, 5/15/11	1,250,000	1,050
Felcor Lodging LP, 8.50%, 6/1/11	750,000	735
Harrahs Operating Co., Inc., 10.75%, 2/1/16 144A	680,000	573
Host Hotels & Resorts LP, 7.125%, 11/1/13	1,000,000	980
Las Vegas Sands Corp., 6.375%, 2/15/15	1,090,000	962
Mashantucket Western Pequot Tribe, 8.50%, 11/15/15 144A	840,000	739
MGM Mirage, Inc., 6.75%, 9/1/12	1,230,000	1,141
MGM Mirage, Inc., 7.50%, 6/1/16	1,100,000	990
Mohegan Tribal Gaming, 6.875%, 2/15/15	675,000	543
Mohegan Tribal Gaming, 7.125%, 8/15/14	215,000	176
Station Casinos, Inc., 6.00%, 4/1/12	875,000	718
Wynn Las Vegas Capital Corp., 6.625%, 12/1/14 144A	580,000	558
Wynn Las Vegas LLC, 6.625%, 12/1/14	885,000	852

Total		11,525

Health Care/Pharmaceuticals (0.3%)
Community Health Systems, Inc., 8.875%, 7/15/15	1,335,000	1,340
FMC Finance III SA, 6.875%, 7/15/17	760,000	760
HCA, Inc., 6.75%, 7/15/13	650,000	575
HCA, Inc., 9.25%, 11/15/16	2,250,000	2,334
(c) HCA, Inc., 9.625%, 11/15/16	900,000	934
Health Management Associates, Inc., 6.125%, 4/15/16	665,000	562
Service Corp. International, 6.75%, 4/1/15	600,000	590
Tenet Healthcare Corp., 7.375%, 2/1/13	550,000	491

Total		7,586

Media (0.5%)
Charter Communications Holdings LLC, 10.25%, 9/15/10	1,250,000	1,134
Charter Communications Holdings LLC, 11.00%, 10/1/15	1,250,000	859
Charter Communications Holdings LLC, 11.75%, 5/15/14	1,555,000	785
CSC Holdings, Inc., 7.625%, 4/1/11	2,250,000	2,224
CSC Holdings, Inc., 7.875%, 2/15/18	1,430,000	1,323
EchoStar DBS Corp., 7.00%, 10/1/13	435,000	410
EchoStar DBS Corp., 7.125%, 2/1/16	375,000	350
Idearc, Inc., 8.00%, 11/15/16	2,500,000	1,619
Intelsat Subsidiary Holding Co., Ltd., 8.25%, 1/15/13	600,000	605
Kabel Deutschland GMBH, 10.625%, 7/1/14	215,000	211
Lamar Media Corp., 6.625%, 8/15/15	1,140,000	1,003
Mediacom Broadband LLC/Corp., 8.50%, 10/15/15	600,000	504
Quebecor Media, 7.75%, 3/15/16 144A	660,000	602
R.H. Donnelley Corp., 6.875%, 1/15/13	2,750,000	1,678
R.H. Donnelley Corp., 8.875%, 10/15/17 144A	430,000	269
(c) Univision Communications, 9.75%, 3/15/15 144A	1,150,000	696
Videotron Ltee, 6.875%, 1/15/14	491,000	453

Total		14,725

Real Estate (0.0%)
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 7.125%, 2/15/13	500,000	454

Total		454

Services (0.1%)
Allied Waste North America, Inc., 6.875%, 6/1/17	500,000	490
Allied Waste North America, Inc., 7.25%, 3/15/15	1,000,000	999
Realogy Corp., 12.375%, 4/15/15	600,000	267

Total		1,756

Structured Product (1.1%)
CDX North America High Yield, 7.50%, 6/29/12	15,506,939	14,771
CDX North America High Yield, 7.625%, 6/29/12	14,850,000	14,070

Total		28,841

Technology (0.1%)
First Data Corp., 9.875%, 9/24/15 144A	1,220,000	1,004
Flextronics International, Ltd., 6.50%, 5/15/13	750,000	716
Freescale Semiconductor, Inc., 8.875%, 12/15/14	650,000	509
(c) Freescale Semiconductor, Inc., 9.125%, 12/15/14	900,000	657
NXP BV/NXP Funding LLC, 9.50%, 10/15/15	375,000	308
Sabre Holdings Corp., 8.35%, 3/15/16	500,000	385

Total		3,579

Telecommunications (0.3%)
(c) Alltel Communications, Inc., 10.375%, 12/1/17 144A	680,000	585
American Tower Corp., 7.00%, 10/15/17, 144A	500,000	500
Citizens Communications, 9.00%, 8/15/31	1,480,000	1,295
Citizens Communications, 9.25%, 5/15/11	1,370,000	1,418
Embarq Corp., 7.082%, 6/1/16	1,085,000	1,027
Qwest Corp., 6.50%, 6/1/17	750,000	677
Windstream Corp., 7.00%, 3/15/19	500,000	435
Windstream Corp., 8.625%, 8/1/16	865,000	850

Total		6,787

Transportation (0.1%)
American Railcar Industries, Inc., 7.50%, 3/1/14	500,000	440
Kansas City Southern de Mexico, 7.375%, 6/1/14 144A	1,500,000	1,384

Total		1,824

Utilities (0.5%)
(b) The AES Corp., 8.00%, 10/15/17	500,000	506
(b) The AES Corp., 9.375%, 9/15/10	780,000	825
Dynegy Holdings, Inc., 7.50%, 6/1/15	325,000	305
Dynegy Holdings, Inc., 7.75%, 6/1/19	485,000	453
Dynegy Holdings, Inc., 8.375%, 5/1/16	1,075,000	1,064
Edison Mission Energy, 7.00%, 5/15/17	1,050,000	1,045
Edison Mission Energy, 7.20%, 5/15/19	1,225,000	1,210
Elwood Energy LLC, 8.159%, 7/5/26	553,815	536
Energy Future Holdings Corp., 10.875%, 11/1/17 144A	670,000	677
Indiantown Cogeneration LP, Series A-10, 9.77%, 12/15/20	1,600,000	1,788
Intergen NV, 9.00%, 6/30/17 144A	665,000	695
NRG Energy, Inc., 7.25%, 2/1/14	500,000	494

NRG Energy, Inc., 7.375%, 1/15/17	865,000	841
Reliant Energy, Inc., 7.625%, 6/15/14	210,000	208
Texas Competitive Electric Holdings Co. LLC, 10.25%, 11/1/15 144A	2,050,000	2,042

Total		12,689

Total Below Investment Grade Segment (Cost: $ 162,456)		147,406

Money Market Investments (8.9%)
Asset-Backed Securities (0.1%)
(b) Carmax Auto Owner Trust, Series 2008-1, Class A1, 4.45%, 1/15/09	1,980,506	1,987

Total		1,987

Autos (2.4%)
(b) American Honda Finance Corp., 4.72%, 1/8/09, 144A	3,600,000	3,597
(b) Daimler Chrysler Auto, 3.10%, 5/1/08	10,000,000	9,974
(b) Daimler Chrysler Auto, 3.15%, 4/17/08	10,000,000	9,986
(b) Fcar Owner Trust I, 3.15%, 4/14/08	20,000,000	19,978
(b) New Center Asset Trust, 3.05%, 4/9/08	10,000,000	9,992
(b) New Center Asset Trust, 3.20%, 4/11/08	10,000,000	9,991

Total		63,518

Commercial Bank Non-US (0.1%)
(b) HBOS Treasury Services PLC, 3.05%, 5/8/09	3,000,000	3,000

Total		3,000

Federal Government and Agencies (0.4%)
(b) Federal National Mortgage Association, 2.71%, 5/21/08	10,500,000	10,460

Total		10,460

Finance Lessors (1.1%)
(b) Ranger Funding Co. LLC, 2.70%, 4/24/08	10,000,000	9,983
(b) Ranger Funding Co. LLC, 3.00%, 4/11/08	10,000,000	9,992
(b) Thunder Bay Funding, Inc., 3.00%, 4/4/08	10,000,000	9,997
(b) Windmill Funding Corp., 3.10%, 4/16/08	700,000	699

Total		30,671

Finance Services (2.2%)
(b) Barton Capital, 2.82%, 4/14/08	10,000,000	9,990
(b) Barton Capital, 3.10%, 4/11/08	10,000,000	9,991
(b) Bryant Park Funding LLC, 2.75%, 4/22/08	10,000,000	9,984
(b) Bryant Park Funding LLC, 2.80%, 4/21/08	10,000,000	9,984
(b) Ciesco LP, 3.08%, 4/15/08	10,000,000	9,988
(b) Ciesco LP, 3.19%, 4/9/08	10,000,000	9,994

Total		59,931

Miscellaneous Business Credit Institutions (0.7%)
(b) Park Avenue Receivables, 2.95%, 4/14/08	10,000,000	9,989
(b) Park Avenue Receivables, 2.95%, 4/15/08	10,000,000	9,989

Total		19,978

National Commercial Banks (0.1%)
(b) BankBoston NA, 6.375%, 4/15/08	1,800,000	1,802

Total		1,802

Security Brokers and Dealers (0.7%)
(b) Lehman Brothers Holding, 3.20%, 4/1/08	19,950,000	19,950

Total		19,950

Short Term Business Credit (1.1%)
(b) Old Line Funding Corp., 3.05%, 4/4/08	10,000,000	9,997
(b) Sheffield Receivables, 2.95%, 4/22/08	10,000,000	9,983
(b) Sheffield Receivables, 3.04%, 4/1/08	10,000,000	10,000

Total		29,980

Total Money Market Investments (Cost: $ 241,274)		241,277

Total Investments (100.0%) (Cost $2,613,770)(a)		2,696,306

Other Assets, Less Liabilities (0.0%)		(92)

Net Assets (100.0%)		2,696,214

*	Non-Income Producing

ADR after the name of a security represents - American Depositary Receipt.

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008 the value of these securities (in thousands) was $68,129, representing 2.53% of the net assets.

AMBAC (AMBAC Indemnity Corporation)

IO - Interest Only Security

RB - Revenue Bond

XLCA (XL Capital Assurance, Inc.)

(a)	At March 31, 2008 the aggregate cost of securities for federal tax purposes (in thousands) was $2,613,770 and the net unrealized appreciation of investments based on that cost was $82,536 which is comprised of $213,318 aggregate gross unrealized appreciation and $130,782 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 500 Index Futures (Long)	457	6/08	$(1,100)
(Total Notional Value at March 31, 2008, $152,367 )
US Long Bond (CBT) Commodity (Long)	250	6/08	$939
(Total Notional Value at March 31, 2008, $28,760 )
US Ten Year Treasury Note (Short)	891	6/08	$(3,161)
(Total Notional Value at March 31, 2008, $102,826 )

(c)	PIK - Payment In Kind

(e)	Step bond security that presently receives no coupon payments.

At the predetermined date the stated coupon rate becomes effective.

(g)	All or portion of the securities have been loaned.

(j)	Swap agreements outstanding on March 31, 2008

Total Return Swaps

Counterparty	Reference Equity	Payments Made by the Fund	Payments Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation (Depreciation) (000’s)
Credit Suisse Securities (Europe) Ltd.	Russell Midcap Value Index	1 Month USD-LIBOR - 5 Basis Points (BPS)	Russell Midcap Value Index Total Return	5/2008	70,451	(733)
Credit Suisse Securities (Europe) Ltd.	Russell Midcap Growth Index	Russell Midcap Growth Total Return	1 Month USD-LIBOR - 45 BPS	5/2008	78,223	1,583
Credit Suisse Securities (Europe) Ltd.	Russell 1000 Value Index	1 Month USD-LIBOR + 4BPS	Russell 1000 Value Index Total Return	5/2008	194,324	(1,478)
Credit Suisse Securities (Europe) Ltd.	Russell 1000 Growth Index	Russell 1000 Growth Index Total Return	1 Month USD-LIBOR - 19 BPS	5/2008	211,921	1,492
Credit Suisse Securities (Europe) Ltd.	Japanese Equity Synthetic Return	1 Month USD-LIBOR + 5BPS	Japanese Equity Synthetic Return	8/2008	13,623	(300)
Goldman Sachs International	Russell Midcap Value Index	1 Month USD-LIBOR + 15 BPS	Russell Midcap Value Index Total Return	5/2008	32,054	(227)
Goldman Sachs International	Russell Midcap Growth Index	Russell Midcap Growth Total Return	1 Month USD-LIBOR - 35 BPS	5/2008	23,663	368
Goldman Sachs International	Russell 1000 Value Index	1 Month USD-LIBOR + 10 BPS	Russell 1000 Value Index Total Return	5/2008	46,859	(111)
Goldman Sachs International	Russell 1000 Growth Index	Russell 1000 Growth Index Total Return	1 Month USD-LIBOR - 15 BPS	5/2008	28,290	130
Goldman Sachs International	Smallcap Value Synthetic Return	1 Month USD-LIBOR - 25 BPS	Smallcap Value Synthetic Total Return	5/2008	18,193	337
Goldman Sachs International	Smallcap Growth Synthetic Return	Smallcap Growth Synthetic Total Return	1 Month USD-LIBOR - 80 BPS	5/2008	18,193	(72)

						$989

(k)	Securities with an aggregate market value of $7,053 (in thousands) have been pledged as collateral for swap contracts outstanding on March 31, 2008.

(m)	Amount is less than one thousand

(n)	At March 31, 2008 portfolio securities with an aggregate market value of $16,528 (in thousands) were valued with reference to securities whose prices are more readily available.

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, “Fair Value Measurements” (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Portfolio has adopted FAS 157 effective January 1, 2008. A summary of the fair value hierarchy under FAS 157 is described below:

•	Level 1 – fair value is determined by quoted prices in active markets for identical securities

•

Level 2 – fair value is determined by other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, other data used in fair valuation)

•	Level 3 – fair value is determined by significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Portfolio’s assets at March 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments^
Level 1 – Quoted prices	1,176,833	(3,322)
Level 2 – Other significant observable inputs	1,519,473	989
Level 3 – Significant unobservable inputs	—	—

Total	2,696,306	(2,333)

^	Other financial instruments are derivative instruments such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Northwestern Mutual Series Fund, Inc.

Asset Allocation Portfolio

Schedule of Investments

March 31, 2008 (unaudited)

Domestic Common Stocks and Warrants (38.6%)	Shares/ $ Par	Value $ (000’s)
Large Cap Common Stocks (25.4%)
Consumer Discretionary (2.7%)
Abercrombie & Fitch Co. - Class A	9,200	673
Comcast Corp. - Class A	25,150	486
International Game Technology	18,600	748
J.C. Penney Co., Inc.	10,000	377
Johnson Controls, Inc.	21,500	727
* Kohl’s Corp.	14,300	613
Lowe’s Companies, Inc.	3,900	89
The McGraw-Hill Companies, Inc.	11,600	429
* MGM MIRAGE	6,959	409
News Corp. - Class A	45,200	848
NIKE, Inc. - Class B	12,600	856
Omnicom Group, Inc.	15,300	676
Target Corp.	8,800	446

Total		7,377

Consumer Staples (3.1%)
Altria Group, Inc.	18,000	400
Anheuser-Busch Companies, Inc.	7,100	337
Avon Products, Inc.	26,600	1,052
The Coca-Cola Co.	11,800	718
CVS Caremark Corp.	28,005	1,134
* Hansen Natural Corp.	22,200	784
PepsiCo, Inc.	16,900	1,221
* Philip Morris International, Inc.	18,000	910
The Procter & Gamble Co.	15,300	1,072
Wal-Mart Stores, Inc.	18,200	959

Total		8,587

Energy (2.3%)
Baker Hughes, Inc.	3,200	219
Diamond Offshore Drilling, Inc.	6,800	792
Exxon Mobil Corp.	11,200	947
Halliburton Co.	10,000	393
Marathon Oil Corp.	9,200	420
* National-Oilwell Varco, Inc.	13,700	800
Schlumberger, Ltd.	12,100	1,052
* Southwestern Energy Co.	18,600	627
Valero Energy Corp.	6,100	300
XTO Energy, Inc.	14,300	885

Total		6,435

Financials (1.4%)
American Express Co.	10,400	455
CME Group, Inc.	1,300	609
The Goldman Sachs Group, Inc.	4,700	776
Lehman Brothers Holdings, Inc.	7,800	294
Nymex Holdings, Inc.	2,200	199
Prudential Financial, Inc.	7,100	556
State Street Corp.	8,700	686
T. Rowe Price Group, Inc.	7,200	360

Total		3,935

Health Care (4.5%)
Abbott Laboratories	19,300	1,064
Allergan, Inc.	12,200	688
Baxter International, Inc.	17,000	983
* Celgene Corp.	16,600	1,017
* Genentech, Inc.	4,500	365
* Genzyme Corp.	6,400	477
* Gilead Sciences, Inc.	29,800	1,536
* Hospira, Inc.	18,800	804
Johnson & Johnson	11,500	746
* Medco Health Solutions, Inc.	12,100	530
Medtronic, Inc.	6,100	295
Merck & Co., Inc.	22,100	839
* St. Jude Medical, Inc.	21,000	907
Teva Pharmaceutical Industries, Ltd., ADR	13,500	624
* Thermo Fisher Scientific, Inc.	18,200	1,034
UnitedHealth Group, Inc.	13,000	447

Total		12,356

Industrials (2.8%)
The Boeing Co.	6,150	457
Danaher Corp.	13,800	1,049
Deere & Co.	4,200	338
* Foster Wheeler, Ltd.	9,100	515
General Electric Co.	29,800	1,103
Honeywell International, Inc.	19,200	1,083
Norfolk Southern Corp.	11,800	641
* Spirit Aerosystems Holdings, Inc. - Class A	21,300	472
Textron, Inc.	12,900	715
Union Pacific Corp.	1,500	188
United Technologies Corp.	19,000	1,309

Total		7,870

Information Technology (6.4%)
Accenture, Ltd. - Class A	21,300	749
* Adobe Systems, Inc.	11,900	424
* Amdocs, Ltd.	4,400	125
* Apple, Inc.	8,800	1,263
* Broadcom Corp. - Class A	26,300	507
* Cisco Systems, Inc.	60,700	1,461
Corning, Inc.	40,000	962
* eBay, Inc.	17,600	525
* Electronic Arts, Inc.	10,400	519
* EMC Corp.	20,700	297
* First Solar, Inc.	1,700	393
* Google, Inc. - Class A	3,400	1,497
Hewlett-Packard Co.	29,200	1,332
Intel Corp.	62,700	1,327
International Business Machines Corp.	8,000	921
Microsoft Corp.	89,800	2,548
* Oracle Corp.	51,100	1,000
QUALCOMM, Inc.	19,500	800
* Research In Motion, Ltd.	4,800	539
Texas Instruments, Inc.	12,000	339
* Visa, Inc. - Class A	3,800	237
* Yahoo!, Inc.	12,500	362

Total		18,127

Materials (1.2%)
Freeport-McMoRan Copper & Gold, Inc.	5,600	539
Monsanto Co.	17,000	1,896
Praxair, Inc.	9,600	809

Total		3,244

Other Holdings (0.4%)
iShares Russell 1000 Growth Index Fund	20,000	1,088

Total		1,088

Telecommunication Services (0.3%)
* American Tower Corp. - Class A	9,300	364
* NII Holdings, Inc.	11,000	350

Total		714

Utilities (0.3%)
Exelon Corp.	8,800	715

Total		715

Total Large Cap Common Stocks		70,448

Mid Cap Common Stocks (10.2%)
Consumer Discretionary (1.4%)
* Apollo Group, Inc. - Class A	3,100	134
* Coach, Inc.	8,300	250
* Collective Brands, Inc.	19,300	234
DeVry, Inc.	9,900	414
* Dollar Tree, Inc.	13,900	384
* Focus Media Holding, Ltd., ADR	3,600	127
* GameStop Corp. - Class A	13,000	672
International Game Technology	12,100	487
* Jack in the Box, Inc.	11,700	314
* Kohl’s Corp.	6,200	266
* O’Reilly Automotive, Inc.	6,000	171
* Saks, Inc.	11,100	138
* Urban Outfitters, Inc.	8,300	260

Total		3,851

Consumer Staples (0.2%)
* Bare Escentuals, Inc.	15,300	358
Longs Drug Stores Corp.	6,200	263

Total		621

Energy (1.2%)
* Cameron International Corp.	14,200	591
Diamond Offshore Drilling, Inc.	5,400	629
* National-Oilwell Varco, Inc.	7,400	432
Range Resources Corp.	8,200	520
* SandRidge Energy, Inc.	8,500	333
Smith International, Inc.	6,800	437
* Southwestern Energy Co.	14,000	472

Total		3,414

Financials (0.9%)
Assured Guaranty, Ltd.	13,257	315
CME Group, Inc.	350	164
* IntercontinentalExchange, Inc.	1,615	211
* Investment Technology Group, Inc.	12,400	573
MBIA, Inc.	10,200	125
Northern Trust Corp.	4,300	286
Nymex Holdings, Inc.	1,900	172
SEI Investments Co.	8,000	198
T. Rowe Price Group, Inc.	7,300	365

Total		2,409

Health Care (1.9%)
* Celgene Corp.	5,400	331
* Charles River Laboratories International, Inc.	7,300	430
* DaVita, Inc.	32,550	1,556
* Express Scripts, Inc.	10,000	643
* Immucor, Inc.	17,676	377
* Intuitive Surgical, Inc.	1,500	487
Mentor Corp.	4,600	118
* Pediatrix Medical Group, Inc.	6,300	425
* Psychiatric Solutions, Inc.	19,000	644
* VCA Antech, Inc.	5,720	156

Total		5,167

Industrials (1.7%)
C.H. Robinson Worldwide, Inc.	12,250	666
* Corrections Corp. of America	18,800	517
Expeditors International of Washington, Inc.	6,900	312
* Foster Wheeler, Ltd.	3,600	204
Harsco Corp.	7,800	432
J.B. Hunt Transport Services, Inc.	10,000	314
Knight Transportation, Inc.	22,700	374
L-3 Communications Holdings, Inc.	2,200	241
The Manitowoc Co., Inc.	5,300	216
* Monster Worldwide, Inc.	6,700	162
MSC Industrial Direct Co., Inc. - Class A	7,300	308
Ritchie Bros. Auctioneers, Inc.	4,700	386
* Spirit AeroSystems Holdings, Inc. - Class A	13,100	291
* Stericycle, Inc.	6,800	350

Total		4,773

Information Technology (2.3%)
* Activision, Inc.	23,221	634
* Alliance Data Systems Corp.	2,800	133
Amphenol Corp. - Class A	18,300	682
* Autodesk, Inc.	4,100	129
* Broadcom Corp. - Class A	7,000	135
* Citrix Systems, Inc.	6,600	194
* Cognizant Technology Solutions Corp. - Class A	9,500	274
FactSet Research Systems, Inc.	9,700	523
* Foundry Networks, Inc.	22,300	258
Global Payments, Inc.	11,500	476
KLA-Tencor Corp.	4,500	167
* Mettler-Toledo International, Inc.	4,400	427
Microchip Technology, Inc.	17,000	556
* NetApp, Inc.	10,400	209
* NeuStar, Inc. - Class A	11,200	297
* NVIDIA Corp.	9,650	191
* ValueClick, Inc.	32,400	559
* Varian Semiconductor Equipment Associates, Inc.	6,600	186

* VeriFone Holdings, Inc.	15,900	252

Total		6,282

Materials (0.4%)
* Owens-Illinois, Inc.	12,300	694
Praxair, Inc.	4,500	379

Total		1,073

Other Holdings (0.1%)
SPDR Metals & Mining ETF	4,900	342

Total		342

Utilities (0.1%)
Equitable Resources, Inc.	5,500	324

Total		324

Total Mid Cap Common Stocks		28,256

Small Cap Common Stocks (3.0%)
Consumer Discretionary (0.4%)
* American Public Education, Inc.	2,700	82
* Capella Education Co.	1,900	104
* Crocs, Inc.	3,600	63
* Deckers Outdoor Corp.	900	97
* Dick’s Sporting Goods, Inc.	3,100	83
* Dolan Media	3,120	63
* Dollar Tree, Inc.	2,100	58
* Iconix Brand Group, Inc.	4,200	73
* LIFE TIME FITNESS, Inc.	1,600	50
* LKQ Corp.	6,100	137
* New Oriental Education & Technology Group, Inc., ADR	1,700	110
* Red Robin Gourmet Burgers, Inc.	2,000	75
* Ulta Salon, Cosmetics & Fragrance, Inc.	2,979	42
* The Warnaco Group, Inc.	2,600	103
* WMS Industries, Inc.	2,800	101

Total		1,241

Consumer Staples (0.1%)
Alberto-Culver Co.	3,000	82
* Central European Distribution Corp.	2,100	122

Total		204

Energy (0.3%)
* Arena Resources, Inc.	2,900	112
* Carrizo Oil & Gas, Inc.	1,200	71
* Dril-Quip, Inc.	1,700	79
* Oceaneering International, Inc.	2,400	151
* Petroleum Development Corp.	900	62
* T-3 Energy Services, Inc.	2,400	102
* TETRA Technologies, Inc.	4,600	73
* W-H Energy Services, Inc.	1,500	103

Total		753

Financials (0.2%)
Boston Private Financial Holdings, Inc.	2,700	29
CoBiz Financial, Inc.	2,433	32
Digital Realty Trust, Inc.	1,100	39
* Encore Bancshares, Inc.	1,900	33
* FCStone Group, Inc.	1,600	44
* Global Cash Access Holdings, Inc.	7,436	44
* Investment Technology Group, Inc.	1,700	79
* KBW, Inc.	4,891	108
MFA Mortgage Investments, Inc.	8,700	55

Total		463

Health Care (0.6%)
* BioMarin Pharmaceutical, Inc.	3,200	113
* Cepheid, Inc.	4,700	115
* Genoptix, Inc.	2,408	60
* Hologic, Inc.	1,600	89
* ICON PLC, ADR	1,999	130
* Illumina, Inc.	700	53
* Masimo Corp.	4,300	112
Meridian Bioscience, Inc.	5,300	177
* NuVasive, Inc.	4,200	145
* Obagi Medical Products, Inc.	5,200	45
* Pediatrix Medical Group, Inc.	1,900	128
* Phase Forward, Inc.	6,145	105
* Providence Service Corp.	2,971	89
* Psychiatric Solutions, Inc.	1,300	44
* Thoratec Corp.	6,500	93
* TranS1, Inc.	3,418	40

Total		1,538

Industrials (0.3%)
* The Advisory Board Co.	1,500	82
* Astronics Corp.	2,122	41
* Axsys Technologies, Inc.	2,482	124
Bucyrus International, Inc. - Class A	1,100	112
* Cornell Cos., Inc.	2,300	52
* Corrections Corp. of America	2,700	74
* Hub Group, Inc. - Class A	1,300	43
Kaydon Corp.	1,200	53
Knight Transportation, Inc.	10,337	170
* Team, Inc.	1,200	33
* TransDigm Group, Inc.	2,500	93
* VistaPrint, Ltd.	2,500	87

Total		964

Information Technology (0.8%)
* Advanced Energy Industries, Inc.	6,700	89
* Aruba Networks, Inc.	6,400	33
* Atheros Communications	2,300	48
* Bankrate, Inc.	979	49
* Blackboard, Inc.	1,900	63
* comScore, Inc.	4,049	81
* Comtech Group, Inc.	7,000	76
* Concur Technologies, Inc.	2,500	78
* DealerTrack Holdings, Inc.	3,218	65
* F5 Networks, Inc.	2,800	51
* IHS, Inc. - Class A	1,900	122
* Insight Enterprises, Inc.	6,800	119
* Limelight Networks, Inc.	6,404	21
* Macrovision Corp.	4,300	58

* Mellanox Technologies, Ltd.	6,100	85
* Netlogic Microsystems, Inc.	4,300	104
* NeuStar, Inc. - Class A	2,300	61
* Omniture, Inc.	2,900	67
* Polycom, Inc.	1,200	27
* RF Micro Devices, Inc.	5,500	15
* Riverbed Technology, Inc.	3,500	52
* Rubicon Technology, Inc.	1,601	46
* Sohu.com, Inc.	2,000	90
* SonicWALL, Inc.	12,290	100
* Switch and Data Facilities Co.	9,232	94
* Synchronoss Technologies, Inc.	5,900	118
* Taleo Corp. - Class A	4,100	80
* Tessera Technologies, Inc.	3,100	64
* The Ultimate Software Group, Inc.	3,450	104
* ValueClick, Inc.	6,190	107
* VanceInfo Technologies, Inc., ADR	5,750	39
* Vocus, Inc.	1,900	50

Total		2,256

Materials (0.1%)
Airgas, Inc.	2,100	95
* Haynes International, Inc.	1,500	82
Silgan Holdings, Inc.	1,700	84

Total		261

Other Holdings (0.1%)
Financial Select Sector SPDR Fund	3,000	75
SPDR Metals & Mining ETF	1,700	119

Total		194

Telecommunication Services (0.1%)
* Centennial Communications Corp.	14,000	83
* Glu Mobile, Inc.	7,400	33
* PAETEC Holding Corp.	8,300	55

Total		171

Utilities (0.0%)
ITC Holdings Corp.	2,400	125

Total		125

Total Small Cap Common Stocks		8,170

Total Domestic Common Stocks and Warrants (Cost: $101,069)		106,874

Foreign Common Stocks (15.0%)
Consumer Discretionary (1.1%)
Adidas AG	Germany	5,970	397
* Central European Media Enterprises, Ltd.	Czech Republic	4,350	371
Compagnie Financiere Richemont SA	Switzerland	6,925	388
Compass Group PLC	United Kingdom	31,280	201
Daimler AG	Germany	4,160	356
* Focus Media Holding, Ltd., ADR	China	12,200	429
Huabao International Holdings, Ltd.	Hong Kong	155,000	127
Rational AG	Germany	723	143
Resorts World Berhad	Malaysia	156,700	169

Resorts World Berhad - Rights	Malaysia	19,770	2
Suzuki Motor Corp.	Japan	17,600	443

Total			3,026

Consumer Staples (2.2%)
Carrefour SA	France	7,740	597
Coca-Cola Hellenic Bottling Co. SA	Greece	17,385	810
Heineken NV	Netherlands	7,800	453
IOI Corp. Berhad	Malaysia	121,000	269
Japan Tobacco, Inc.	Japan	107	536
Kerry Group PLC	Ireland	8,140	255
KT&G Corp.	South Korea	1,547	121
Nestle SA	Switzerland	1,760	879
Reckitt Benckiser Group PLC	United Kingdom	8,830	489
Shiseido Co., Ltd.	Japan	13,000	344
Shoppers Drug Mart Corp.	Canada	5,305	268
Unilever NV	Netherlands	20,690	695
Woolworths, Ltd.	Australia	17,770	471

Total			6,187

Energy (1.5%)
* Artumas Group, Inc.	Norway	15,620	74
BP PLC	United Kingdom	35,700	353
CNOOC, Ltd.	Hong Kong	125,000	185
ENI SPA	Italy	9,585	326
Expro International Group PLC	United Kingdom	13,395	311
Nexen, Inc.	Canada	14,410	428
Petroleo Brasileiro SA, ADR	Brazil	5,600	572
* Reliance Industries, Ltd.	India	7,826	442
Saipem SPA	Italy	18,730	757
Seadrill, Ltd.	Norway	8,200	220
Suncor Energy, Inc.	Canada	4,505	435

Total			4,103

Financials (2.3%)
Allied Irish Banks PLC	Ireland	6,135	131
Anglo Irish Bank Corp. PLC	Ireland	17,430	234
Banco Espirito Santo SA	Portugal	22,155	385
Banco Santander SA	Spain	25,580	510
BNP Paribas	France	1,385	140
Cathay Financial Holding Co., Ltd.	Taiwan	164,000	418
Hang Seng Bank, Ltd.	Hong Kong	4,800	87
HBOS PLC	United Kingdom	7,315	81
Housing Development Finance Corp., Ltd.	India	6,907	410
HSBC Holdings PLC	United Kingdom	3,700	305
ICICI Bank, Ltd.	India	3,872	74
Industrial and Commercial Bank of China, Ltd.	China	329,000	229
Intesa Sanpaolo	Italy	34,145	241
Julius Baer Holding AG	Switzerland	7,645	564
Manulife Financial Corp.	Canada	15,790	599
Piraeus Bank SA	Greece	11,855	365
Prudential PLC	United Kingdom	6,292	83
PT Bank Rakyat Indonesia	Indonesia	241,500	165
* Samsung Fire & Marine Insurance Co., Ltd.	South Korea	1,081	223
Standard Chartered PLC	United Kingdom	7,210	246
Sun Hung Kai Properties, Ltd.	Hong Kong	9,000	140
* TAG Tegernsee Immobilien und Beteiligungs AG	Germany	13,951	131
The Toronto-Dominion Bank	Canada	4,830	297
UBS AG	Switzerland	3,215	93
UniCredit SPA	Italy	55,040	368
Zurich Financial Services AG	Switzerland	567	179

Total			6,698

Health Care (1.7%)
CSL, Ltd.	Australia	17,275	583
Daiichi Sankyo Co., Ltd.	Japan	19,100	564
Getinge AB	Sweden	17,850	463
Novartis AG	Switzerland	7,380	378
Roche Holding AG	Switzerland	3,985	750
Stada Arzneimittel AG	Germany	3,070	223
Terumo Corp.	Japan	10,200	532
Teva Pharmaceutical Industries, Ltd., ADR	Israel	16,900	781
* William Demant Holding A/S	Denmark	4,430	354

Total			4,628

Industrials (2.0%)
ABB, Ltd.	Switzerland	22,640	609
Alstom	France	2,540	551
BAE Systems PLC	United Kingdom	67,545	649
Bharat Heavy Electricals, Ltd.	India	2,793	144
China Communications Construction Co., Ltd.	China	81,000	179
Deutsche Post AG	Germany	12,690	388
Far Eastern Textile, Ltd.	Taiwan	334,000	563
FLSmidth & Co. A/S	Denmark	5,310	526
Jaiprakash Associates, Ltd.	India	19,647	111
Kuehne & Nagel International AG	Switzerland	4,270	427
LG Corp.	South Korea	1,842	139
Mitsubishi Corp.	Japan	5,700	172
* Morphic Technologies AB	Sweden	39,800	72
* Q-Cells AG	Germany	440	44
* Renewable Energy Corp. AS	Norway	1,700	47
* Vestas Wind Systems A/S	Denmark	5,650	617
Vinci SA	France	2,640	191

Total			5,429

Information Technology (1.0%)
* Autonomy Corp. PLC	United Kingdom	30,957	565
EVS Broadcast Equipment SA	Belgium	3,290	353
* Gresham Computing PLC	United Kingdom	36,400	34
Kontron AG	Germany	12,190	196
Nippon Electric Glass Co., Ltd.	Japan	26,000	402
Samsung Electronics Co., Ltd.	South Korea	375	236
* Temenos Group AG	Switzerland	17,648	462
United Internet AG	Germany	19,525	420

Total			2,668

Materials (1.7%)
Anglo American PLC	United Kingdom	7,164	431
ArcelorMittal	Luxembourg	3,420	280
Barrick Gold Corp.	Canada	5,765	250
BHP Billiton, Ltd.	Australia	18,470	604
Companhia Vale do Rio Doce, ADR	Brazil	16,335	566
* Intex Resources ASA	Norway	63,255	107
K+S AG	Germany	2,535	830
Potash Corp. of Saskatchewan, Inc.	Canada	4,445	690
Syngenta AG	Switzerland	1,965	576
Yara International ASA	Norway	5,550	321

Total			4,655

Other Holdings (0.3%)
iShares MSCI Japan Index Fund	United States	60,355	747

Total			747

Telecommunications (0.5%)
China Mobile, Ltd.	Hong Kong	13,000	193
Chunghwa Telecom Co., Ltd.	Taiwan	60,000	158
Telefonica SA	Spain	15,039	432
Vodafone Group PLC	United Kingdom	179,195	537

Total			1,320

Utilities (0.7%)
CEZ	Czech Republic	4,285	327
E.ON AG	Germany	2,790	517
National Grid PLC	United Kingdom	11,520	158
PT Perusahaan Gas Negara	Indonesia	109,500	168
Suez SA	France	7,600	499
Veolia Environnement	France	5,205	363

Total			2,032

Total Foreign Common Stocks (Cost: $ 38,889)			41,493

Investment Grade Segment (7.5%)
Aerospace/Defense (0.5%)
BAE Systems Holdings, Inc., 4.75%, 8/15/10 144A		145,000	150
Boeing Capital Corp., 4.75%, 8/25/08		255,000	257
General Dynamics Corp., 3.00%, 5/15/08		305,000	306
General Dynamics Corp., 4.25%, 5/15/13		60,000	61
L-3 Communications Corp., 6.375%, 10/15/15		245,000	239
Lockheed Martin Corp., 7.65%, 5/1/16		100,000	117
Raytheon Co., 5.50%, 11/15/12		305,000	326

Total			1,456

Auto Manufacturing (0.1%)
DaimlerChrysler NA Holdings Corp., 5.75%, 5/18/09		155,000	156
DaimlerChrysler NA Holdings Corp., 8.50%, 1/18/31		20,000	23

Total			179

Banking (0.7%)
Bank of America Corp., 5.625%, 10/14/16		65,000	66
Bank of America Corp., 8.00%, 1/30/18		20,000	20
Bank of New York Mellon Corp., 4.95%, 11/1/12		45,000	46
Bank One Corp., 5.25%, 1/30/13		235,000	240
BB&T Corp., 4.90%, 6/30/17		15,000	14
BNP Paribas, 5.186%, 6/29/49 144A		10,000	8
Citigroup Capital XXI, 8.30%, 12/21/57		5,000	5
Citigroup, Inc., 5.125%, 5/5/14		120,000	117
Citigroup, Inc., 6.875%, 3/5/38		5,000	5
Credit Suisse Guernsey, Ltd., 5.86%, 5/15/49		10,000	8
Credit Suisse New York, 6.00%, 2/15/18		10,000	10
Deutsche Bank Capital Funding Trust, 5.628%, 1/19/49 144A		60,000	52
Fifth Third Bancorp, 8.25%, 3/1/38		25,000	25
M&I Marshall & Ilsley Bank, 5.25%, 9/4/12		250,000	241
Mellon Funding Corp., 6.375%, 2/15/10		260,000	275
Northern Trust Corp., 5.30%, 8/29/11		45,000	48
PNC Funding Corp., 5.625%, 2/1/17		50,000	48

State Street Bank and Trust Co., 5.30%, 1/15/16	250,000	248
SunTrust Bank, 7.25%, 3/15/18	15,000	15
UnionBanCal Corp., 5.25%, 12/16/13	50,000	50
US Bank NA, 4.80%, 4/15/15	90,000	91
Wachovia Corp., 5.35%, 3/15/11	175,000	179
Washington Mutual, Inc., 5.00%, 3/22/12	70,000	57
Zions Bancorporation, 5.50%, 11/16/15	125,000	112

Total		1,980

Beverage/Bottling (0.2%)
Anheuser-Busch Cos., Inc., 5.75%, 4/1/36	15,000	15
Anheuser-Busch Cos., Inc., 5.95%, 1/15/33	15,000	15
Bottling Group LLC, 4.625%, 11/15/12	35,000	36
Bottling Group LLC, 5.50%, 4/1/16	65,000	68
The Coca-Cola Co., 5.35%, 11/15/17	85,000	89
Constellation Brands, Inc., 7.25%, 9/1/16	90,000	88
Diageo Capital PLC, 4.375%, 5/3/10	45,000	46
PepsiCo, Inc., 4.65%, 2/15/13	30,000	31
SABMiller PLC, 6.20%, 7/1/11 144A	155,000	164

Total		552

Building Products (0.0%)
CRH America, Inc., 6.00%, 9/30/16	40,000	38

Total		38

Cable/Media/Broadcasting/Satellite (0.4%)
CBS Corp., 6.625%, 5/15/11	25,000	26
Comcast Corp., 5.875%, 2/15/18	35,000	34
Comcast Corp., 5.90%, 3/15/16	100,000	99
Comcast Corp., 6.95%, 8/15/37	10,000	10
Comcast Corp., 7.05%, 3/15/33	5,000	5
Cox Communications, Inc., 4.625%, 1/15/10	45,000	45
Historic TW, Inc., 6.625%, 5/15/29	90,000	84
Historic TW, Inc., 6.875%, 6/15/18	10,000	10
News America, Inc., 6.15%, 3/1/37	5,000	5
News America, Inc., 6.40%, 12/15/35	35,000	34
News America, Inc., 6.65%, 11/15/37 144A	35,000	35
Rogers Cable, Inc., 5.50%, 3/15/14	275,000	260
Rogers Cable, Inc., 6.25%, 6/15/13	10,000	10
TCI Communications, Inc., 8.75%, 8/1/15	60,000	68
Time Warner Cable, Inc., 5.40%, 7/2/12	40,000	39
Time Warner Entertainment Co. LP, 7.25%, 9/1/08	255,000	258
Time Warner Entertainment Co. LP, 8.375%, 3/15/23	55,000	61
Viacom, Inc., 5.75%, 4/30/11	65,000	66

Total		1,149

Conglomerate/Diversified Manufacturing (0.0%)
United Technologies Corp., 6.35%, 3/1/11	60,000	65

Total		65

Consumer Products (0.2%)
The Clorox Co., 4.20%, 1/15/10	150,000	151
Fortune Brands, Inc., 5.375%, 1/15/16	40,000	38
The Gillette Co., 2.50%, 6/1/08	350,000	349
The Procter & Gamble Co., 5.55%, 3/5/37	40,000	40

Total		578

Electric Utilities (1.5%)
Bruce Mansfield Unit, 6.85%, 6/1/34	30,000	31
Carolina Power & Light, Inc., 5.15%, 4/1/15	25,000	25
Carolina Power & Light, Inc., 6.50%, 7/15/12	20,000	22
CenterPoint Energy Houston Electric LLC, 5.70%, 3/15/13	15,000	16
CenterPoint Energy Houston Electric LLC, 6.95%, 3/15/33	15,000	16
CenterPoint Energy Resources Corp., 6.125%, 11/1/17	10,000	10
CMS Energy Corp., 6.875%, 12/15/15	100,000	99
Consolidated Edison Co. of New York, 5.375%, 12/15/15	30,000	31
Consolidated Edison Co. of New York, 5.50%, 9/15/16	35,000	36
Consolidated Edison Co. of New York, 6.30%, 8/15/37	15,000	15
Consumers Energy Co., 4.80%, 2/17/09	310,000	312
DTE Energy Co., 7.05%, 6/1/11	380,000	405
Duke Energy Corp., 6.45%, 10/15/32	100,000	102
Duquesne Light Holdings, Inc., 5.50%, 8/15/15	55,000	54
Entergy Mississippi, Inc., 6.25%, 4/1/34	55,000	53
Exelon Generation Co. LLC, 6.20%, 10/1/17	60,000	59
Florida Power & Light Co., 5.625%, 4/1/34	60,000	58
Florida Power Corp., 4.50%, 6/1/10	178,000	183
Indiana Michigan Power, 5.05%, 11/15/14	160,000	153
Kiowa Power Partners LLC, 4.811%, 12/30/13 144A	54,900	55
Kiowa Power Partners LLC, 5.737%, 3/30/21 144A	100,000	99
MidAmerican Energy Holdings Co., 5.95%, 5/15/37	15,000	14
Monongahela Power Co., 5.70%, 3/15/17 144A	45,000	46
Nevada Power Co., 5.875%, 1/15/15	115,000	113
Nevada Power Co., 5.95%, 3/15/16	10,000	10
Nevada Power Co., 6.50%, 5/15/18	95,000	97
Northern States Power Co., 5.25%, 10/1/18	15,000	15
Ohio Edison Co., 6.875%, 7/15/36	5,000	5
Oncor Electric Delivery Co., 6.375%, 1/15/15	75,000	75
Oncor Electric Delivery Co., 7.00%, 9/1/22	55,000	53
Pacific Gas & Electric Co., 5.80%, 3/1/37	15,000	14
Pacific Gas & Electric Co., 6.05%, 3/1/34	25,000	25
PacifiCorp, 5.45%, 9/15/13	240,000	253
PacifiCorp, 5.75%, 4/1/37	55,000	52
Potomac Electric Power Co., 6.50%, 11/15/37	10,000	10
PPL Electric Utilities Corp., 4.30%, 6/1/13	125,000	120
PPL Electric Utilities Corp., 6.25%, 8/15/09	10,000	10
PPL Energy Supply LLC, 6.00%, 12/15/36	25,000	20
PPL Energy Supply LLC, 6.50%, 5/1/18	30,000	30
Progress Energy, Inc., 6.85%, 4/15/12	60,000	65
Public Service Co. of Colorado, 5.50%, 4/1/14	110,000	115
Public Service Electric & Gas Co., 5.00%, 1/1/13	100,000	103
Public Service Electric & Gas Co., 5.70%, 12/1/36	95,000	91
Puget Sound Energy, Inc., 3.363%, 6/1/08	115,000	115
Puget Sound Energy, Inc., 6.274%, 3/15/37	60,000	57
San Diego Gas & Electric Co., 5.30%, 11/15/15	15,000	15
San Diego Gas & Electric Co., 6.125%, 9/15/37	10,000	10
SCANA Corp., 6.25%, 4/1/20	20,000	20
Sierra Pacific Power Co., 6.75%, 7/1/37	30,000	29
South Carolina Electric & Gas Co., 6.05%, 1/15/38	15,000	15
Southern California Edison Co., 5.00%, 1/15/16	115,000	116
Southern California Edison Co., 5.55%, 1/15/37	10,000	9
Southern California Edison Co., 5.625%, 2/1/36	5,000	5
Tampa Electric Co., 6.15%, 5/15/37	25,000	23
Tampa Electric Co., 6.55%, 5/15/36	30,000	30
Toledo Edison Co. 6.15%, 5/15/37	75,000	66
Union Electric Co., 6.40%, 6/15/17	10,000	11
Virginia Electric & Power Co., 5.25%, 12/15/15	210,000	211
Xcel Energy, Inc., 6.50%, 7/1/36	50,000	49

Total		3,951

Electronics (0.0%)
Cisco Systems, Inc., 5.50%, 2/22/16	15,000	16

Total		16

Food Processors (0.2%)
Delhaize Group, 6.50%, 6/15/17	40,000	41
General Mills, Inc., 5.70%, 2/15/17	55,000	55
Kellogg Co., 6.60%, 4/1/11	295,000	318
Kraft Foods, Inc., 6.25%, 6/1/12	165,000	172
Kraft Foods, Inc., 6.50%, 8/11/17	25,000	26
Kraft Foods, Inc., 6.875%, 2/1/38	25,000	25
Smithfield Foods, Inc., 7.75%, 5/15/13	55,000	54

Total		691

Gaming/Lodging/Leisure (0.1%)
Harrah’s Operating Co., Inc., 5.75%, 10/1/17	40,000	22
Royal Caribbean Cruises, Ltd., 7.00%, 6/15/13	95,000	89
Wynn Las Vegas Capital Corp., 6.625%, 12/1/14 144A	150,000	144

Total		255

Gas Pipelines (0.1%)
Consolidated Natural Gas Co., 5.00%, 12/1/14	130,000	126
El Paso Corp., 7.00%, 6/15/17	25,000	26
Kinder Morgan Energy Partners LP, 7.30%, 8/15/33	100,000	102
Kinder Morgan Finance Co. ULC, 5.35%, 1/5/11	135,000	134
Southern Natural Gas Co., 5.90%, 4/1/17 144A	20,000	20

Total		408

Independent Finance (0.2%)
General Electric Capital Corp., 5.875%, 1/14/38	20,000	19
General Motors Acceptance Corp., 6.00%, 12/15/11	125,000	93
HSBC Finance Corp., 4.125%, 11/16/09	195,000	192
International Lease Finance Corp., 4.75%, 1/13/12	100,000	97
iStar Financial, Inc., 5.15%, 3/1/12	90,000	67

Total		468

Industrials - Other (0.1%)
Centex Corp., 5.45%, 8/15/12	45,000	38
Centex Corp., 7.875%, 2/1/11	15,000	14
DR Horton, Inc., 5.375%, 6/15/12	30,000	26
DR Horton, Inc., 7.875%, 8/15/11	10,000	10
KB HOME, 7.75%, 2/1/10	95,000	91
Lennar Corp., 5.95%, 10/17/11	70,000	59

Total		238

Information/Data Technology (0.1%)
Fiserv, Inc., 6.125%, 11/20/12	65,000	67
Fiserv, Inc., 6.80%, 11/20/17	65,000	67
Seagate Technology HDD Holdings, 6.80%, 10/1/16	40,000	38

Total		172

Life Insurance (0.0%)
Prudential Financial, Inc., 5.70%, 12/14/36	25,000	21

Total		21

Machinery (0.1%)
Case Corp., 7.25%, 1/15/16	110,000	107
John Deere Capital Corp., 4.50%, 8/25/08	70,000	70

Total		177

Metals/Mining (0.1%)
Alcoa, Inc., 5.72%, 2/23/19	100,000	97
Alcoa, Inc., 5.90%, 2/1/27	55,000	50

Total		147

Mortgage Banking (0.1%)
Countrywide Financial Corp., 5.80%, 6/7/12	40,000	36
Countrywide Home Loans, Inc., 4.00%, 3/22/11	55,000	49
Countrywide Home Loans, Inc., 4.125%, 9/15/09	15,000	14
Residential Capital LLC, 6.00%, 2/22/11	130,000	64

Total		163

Natural Gas Distributors (0.0%)
NiSource Finance Corp., 5.25%, 9/15/17	25,000	23
NiSource Finance Corp., 5.40%, 7/15/14	45,000	44
NiSource Finance Corp., 6.40%, 3/15/18	10,000	10

Total		77

Oil & Gas Field Machines and Services (0.0%)
Pride International, Inc., 7.375%, 7/15/14	45,000	47

Total		47

Oil and Gas (0.5%)
Anadarko Finance Co., 7.50%, 5/1/31	60,000	68
Canadian Natural Resources, Ltd., 5.70%, 5/15/17	25,000	25
Canadian Natural Resources, Ltd., 6.25%, 3/15/38	25,000	24
Canadian Natural Resources, Ltd., 6.45%, 6/30/33	45,000	45
Canadian Natural Resources, Ltd., 6.75%, 2/1/39	20,000	20
ConocoPhillips Canada Funding Co., 5.30%, 4/15/12	45,000	48
Devon Energy Corp., 7.95%, 4/15/32	25,000	31
Devon Financing Corp. ULC, 6.875%, 9/30/11	130,000	142
EnCana Corp., 6.50%, 2/1/38	20,000	20
EnCana Corp., 6.625%, 8/15/37	5,000	5
EnCana Holdings Finance Corp., 5.80%, 5/1/14	60,000	63
Hess Corp., 7.125%, 3/15/33	20,000	22
Marathon Oil Corp., 5.90%, 3/15/18	15,000	15
Marathon Oil Corp., 6.60%, 10/1/37	10,000	10
Nexen, Inc., 5.875%, 3/10/35	105,000	96
Pemex Project Funding Master Trust, 6.625%, 6/15/35 144A	15,000	16
Petro-Canada, 5.95%, 5/15/35	45,000	41
Pioneer Natural Resource, 6.875%, 5/1/18	110,000	104
Suncor Energy, Inc., 6.50%, 6/15/38	20,000	20
Sunoco, Inc., 5.75%, 1/15/17	65,000	64
Talisman Energy, Inc., 5.85%, 2/1/37	53,000	46
Tesoro Corp., 6.25%, 11/1/12	120,000	113
Tesoro Corp., 6.50%, 6/1/17	140,000	125
Valero Energy Corp., 6.125%, 6/15/17	15,000	15
Valero Energy Corp., 6.625%, 6/15/37	90,000	86

XTO Energy, Inc., 5.30%, 6/30/15	15,000	15

Total		1,279

Other Finance (0.1%)
Capmark Financial Group, 6.30%, 5/10/17 144A	5,000	3
Eaton Vance Corp., 6.50%, 10/2/17	5,000	5
SLM Corp., 5.375%, 1/15/13	10,000	8
SLM Corp., 5.375%, 5/15/14	35,000	26
SLM Corp., 5.45%, 4/25/11	255,000	205

Total		247

Other Services (0.0%)
Waste Management, Inc., 5.00%, 3/15/14	50,000	49

Total		49

Pharmaceuticals (0.0%)
Bristol-Myers Squibb Co., 5.875%, 11/15/36	5,000	5
Wyeth, 5.50%, 2/1/14	60,000	62
Wyeth, 5.95%, 4/1/37	40,000	39

Total		106

Property and Casualty Insurance (0.2%)
Berkley (WR) Corp., 9.875%, 5/15/08	600,000	604
The Progressive Corp., 6.70%, 6/15/37	15,000	13
The Travelers Cos., Inc., 6.25%, 6/15/37	25,000	23

Total		640

Railroads (0.3%)
Burlington North Santa Fe, 6.125%, 3/15/09	240,000	245
Burlington North Santa Fe, 6.15%, 5/1/37	25,000	24
Canadian National Railway Co., 5.85%, 11/15/17	5,000	5
Canadian Pacific Railway Co., 5.95%, 5/15/37	15,000	12
CSX Corp., 5.60%, 5/1/17	15,000	14
CSX Corp., 6.25%, 3/15/18	40,000	39
Norfolk Southern Corp., 6.20%, 4/15/09	45,000	46
Union Pacific Corp., 3.875%, 2/15/09	240,000	241
Union Pacific Corp., 5.65%, 5/1/17	15,000	15
Union Pacific Corp., 5.75%, 11/15/17	10,000	10
Union Pacific Corp., 6.65%, 1/15/11	45,000	48
Union Pacific Corp., 7.375%, 9/15/09	240,000	253

Total		952

Real Estate Investment Trusts (0.4%)
AvalonBay Communities, Inc., 5.50%, 1/15/12	25,000	25
BRE Properties, Inc., 5.50%, 3/15/17	25,000	21
Colonial Realty LP, 6.05%, 9/1/16	20,000	16
Developers Diversified Realty Corp., 5.375%, 10/15/12	80,000	75
Duke Realty LP, 5.95%, 2/15/17	45,000	39
ERP Operating LP, 5.25%, 9/15/14	120,000	111
ERP Operating LP, 5.75%, 6/15/17	25,000	23
First Industrial LP, 5.25%, 6/15/09	50,000	50
HCP, Inc., 6.00%, 1/30/17	25,000	20
HCP, Inc., 6.70%, 1/30/18	10,000	9
HRPT Properties Trust, 5.75%, 11/1/15	65,000	58

ProLogis, 5.50%, 3/1/13	115,000	112
ProLogis, 5.75%, 4/1/16	65,000	60
Rouse Co. LP/TRC Co-Issuer, Inc., 6.75%, 5/1/13 144A	220,000	190
Simon Property Group LP, 5.375%, 6/1/11	195,000	193
Simon Property Group LP, 5.60%, 9/1/11	50,000	50
Simon Property Group LP, 6.10%, 5/1/16	95,000	92

Total		1,144

Restaurants (0.0%)
Darden Restaurants, Inc., 6.20%, 10/15/17	10,000	10
Darden Restaurants, Inc., 6.80%, 10/15/37	35,000	32
Yum! Brands, Inc., 6.875%, 11/15/37	45,000	43

Total		85

Retail Food and Drug (0.1%)
CVS/Caremark Corp., 4.875%, 9/15/14	60,000	60
CVS/Caremark Corp., 6.125%, 8/15/16	55,000	57
CVS/Caremark Corp., 6.25%, 6/1/27	40,000	40
The Kroger Co., 6.15%, 1/15/20	10,000	10
The Kroger Co., 6.80%, 12/15/18	5,000	5
The Kroger Co., 7.00%, 5/1/18	30,000	33

Total		205

Retail Stores (0.4%)
Costco Wholesale Corp., 5.30%, 3/15/12	15,000	16
The Home Depot, Inc., 5.875%, 12/16/36	235,000	192
JC Penney Corp., Inc., 5.75%, 2/15/18	5,000	5
JC Penney Corp., Inc., 6.375%, 10/15/36	10,000	8
JC Penney Corp., Inc., 6.875%, 10/15/15	30,000	31
JC Penney Corp., Inc., 7.95%, 4/1/17	40,000	43
Kohl’s Corp., 6.25%, 12/15/17	20,000	19
Kohl’s Corp., 6.875%, 12/15/37	15,000	13
Macy’s Retail Holdings, Inc., 5.35%, 3/15/12	40,000	38
Macy’s Retail Holdings, Inc., 6.30%, 4/1/09	320,000	319
Macy’s Retail Holdings, Inc., 7.00%, 2/15/28	10,000	9
May Department Stores Co., 6.65%, 7/15/24	5,000	4
Nordstrom, Inc., 7.00%, 1/15/38	15,000	15
Target Corp., 5.375%, 5/1/17	35,000	35
Target Corp., 5.40%, 10/1/08	215,000	217
Target Corp., 6.50%, 10/15/37	40,000	39

Total		1,003

Security Brokers and Dealers (0.2%)
The Bear Stearns Co., Inc., 7.25%, 2/1/18	30,000	31
The Goldman Sachs Group, Inc., 5.15%, 1/15/14	180,000	177
Lehman Brothers Holdings, Inc., 4.80%, 3/13/14	25,000	22
Lehman Brothers Holdings, Inc., 5.875%, 11/15/17	60,000	55
Lehman Brothers Holdings, Inc., 6.50%, 7/19/17	30,000	28
Lehman Brothers Holdings, Inc., 7.00%, 9/27/27	60,000	55
Merrill Lynch & Co., Inc., 6.22%, 9/15/26	20,000	17
Merrill Lynch & Co., Inc., 6.40%, 8/28/17	180,000	179
Morgan Stanley, 6.25%, 8/9/26	60,000	53

Total		617

Telecommunications (0.4%)
AT&T Corp., 8.00%, 11/15/31	200,000	234
British Telecommunications PLC, 8.625%, 12/15/30	35,000	43

Deutsche Telekom International Finance, 5.75%, 3/23/16	35,000	35
Embarq Corp., 6.738%, 6/1/13	50,000	48
Embarq Corp., 7.082%, 6/1/16	35,000	33
Embarq Corp., 7.995%, 6/1/36	10,000	9
France Telecom SA, 8.50%, 3/1/31	55,000	68
Rogers Wireless, Inc., 6.375%, 3/1/14	50,000	50
Sprint Capital Corp., 6.90%, 5/1/19	30,000	24
Sprint Capital Corp., 8.375%, 3/15/12	185,000	171
Sprint Capital Corp., 8.75%, 3/15/32	30,000	25
Telecom Italia Capital, 4.00%, 1/15/10	130,000	128
Telecom Italia Capital, 6.20%, 7/18/11	100,000	99
Verizon Communications, Inc., 5.85%, 9/15/35	80,000	73
Vodafone Group PLC, 5.50%, 6/15/11	160,000	163

Total		1,203

Tobacco (0.1%)
Reynolds American, Inc., 6.75%, 6/15/17	15,000	15
Reynolds American, Inc., 7.25%, 6/15/37	15,000	15
Reynolds American, Inc., 7.625%, 6/1/16	115,000	121

Total		151

Transportation (0.0%)
United Parcel Service, Inc., 6.20%, 1/15/38	20,000	21

Total		21

Vehicle Parts (0.0%)
Johnson Controls, Inc., 5.25%, 1/15/11	45,000	46
Johnson Controls, Inc., 5.50%, 1/15/16	45,000	46
Johnson Controls, Inc., 6.00%, 1/15/36	30,000	29

Total		121

Yankee Sovereign (0.1%)
United Mexican States, 5.625%, 1/15/17	110,000	116
United Mexican States, 6.05%, 1/11/40	25,000	25

Total		141

Total Investment Grade Segment (Cost: $21,270)		20,792

Governments (4.0%)
Governments (4.0%)
Housing & Urban Development, 6.08%, 8/1/13	100,000	109
Overseas Private Investment, 4.10%, 11/15/14	87,600	89
(e) Tennesse Valley Authority Stripped, 0.00%, 4/15/42	1,000,000	902
US Treasury, 2.125%, 1/31/10	210,000	212
US Treasury, 2.75%, 2/28/13	2,169,000	2,200
US Treasury, 2.875%, 1/31/13	50,000	51
US Treasury, 3.125%, 11/30/09	1,077,000	1,103
US Treasury, 3.375%, 11/30/12	1,327,000	1,382
US Treasury, 3.625%, 12/31/12	205,000	216
US Treasury, 3.75%, 5/15/08	66,000	66
US Treasury, 3.875%, 10/31/12	80,000	85
US Treasury, 4.00%, 8/31/09	812,000	840
US Treasury, 4.25%, 9/30/12	295,000	319
US Treasury, 4.25%, 11/15/17	682,000	728
US Treasury, 4.625%, 7/31/09	479,000	498
US Treasury, 4.75%, 2/15/37	150,000	161

US Treasury, 5.00%, 5/15/37	110,000	123
US Treasury Inflation Index Bond, 1.625%, 1/15/18	1,652,136	1,736
US Treasury Inflation Index Bond, 2.625%, 7/15/17	281,048	320

Total Governments (Cost: $10,833)		11,140

Municipal Bonds (0.5%)
Municipal Bonds (0.5%)
Illinois Finance Authority Pollution Control, Series 2005, 10.00%, 3/1/17	675,000	675
RB, XLCA
Indiana Finance Authority Environmental Facilities, Series 2006A,	575,000	575
10.255%, 9/1/41 RB, AMBAC
North Carolina Capital Facilities Finance Agency Solid Waste Disposal, Series 2007B, 7.00%, 11/1/40 RB, AMBAC	150,000	150

Total Municipal Bonds (Cost: $1,400)		1,400

Structured Products (10.8%)
Structured Products (10.8%)
AEP Texas Central Transition Funding, 5.306%, 7/21/21	1,183,000	1,156
Asset Securitization Corp., Series 1997-D5, Class PS1, 1.30%, 2/14/43 IO	3,325,718	131
Banc of America Alternative Loan Trust, Series 2006-3, Class 1CB1, 6.00%, 4/25/36	104,796	104
Banc of America Alternative Loan Trust, Series 2006-4, Class 4CB1, 6.50%, 5/25/46	125,875	124
Banc of America Commercial Mortgage, Inc., Series 2007-3, Class A4, 5.66%, 5/10/17	151,000	149
Banc of America Funding Corp., Series 2007-1, Class TA1A, 5.38%, 1/25/37	182,437	173
Banc of America Funding Corp., Series 2007-4, Class TA1A, 2.69%, 5/25/37	236,351	234
Banc of America Mortgage Securities, Series 2004-G, Class 2A6, 4.657%, 8/25/34	288,000	293
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-4, Class A6, 3.56%, 6/25/34	645,000	646
CenterPoint Energy Transition Bond Co. LLC, Series 2005-A, Class A4, 5.17%, 8/1/19	140,000	140
Chase Manhattan Auto Owner Trust, Series 2005-A, Class A3, 3.87%, 6/15/09	64,067	64
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4, 5.70%, 6/10/17	336,000	333
Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	79,000	76
Countrywide Home Loans, Inc., Series 2005-31, Class 2A1, 5.50%, 1/25/36	82,069	80
Credit Suisse Mortgage Capital Certificate, Series 2007-5, Class 3A19, 6.00%, 7/25/36	152,078	150
Federal Home Loan Mortgage Corp., 4.00%, 10/1/20	132,480	129
Federal Home Loan Mortgage Corp., 4.50%, 5/1/19	188,022	188
Federal Home Loan Mortgage Corp., 4.50%, 7/1/20	425,203	423
Federal Home Loan Mortgage Corp., 5.00%, 11/1/19	278,291	282
Federal Home Loan Mortgage Corp., 5.00%, 2/1/20	39,508	40
Federal Home Loan Mortgage Corp., 5.00%, 5/1/20	139,602	142
Federal Home Loan Mortgage Corp., 5.00%, 10/1/20	148,096	150
Federal Home Loan Mortgage Corp., 5.50%, 9/1/19	52,353	54
Federal Home Loan Mortgage Corp., 5.50%, 11/1/19	150,337	155
Federal Home Loan Mortgage Corp., 5.50%, 12/1/19	26,791	27
Federal Home Loan Mortgage Corp., 5.50%, 3/1/20	206,147	211
Federal Home Loan Mortgage Corp., 5.50%, 4/1/22	539,784	551
Federal Home Loan Mortgage Corp., 5.50%, 6/1/35	127,272	129
Federal Home Loan Mortgage Corp., 5.50%, 5/1/37	804,614	813
Federal Home Loan Mortgage Corp., 5.50%, 11/1/37	213,743	216
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through, Series K001, Class A2, 5.651%, 4/25/16	462,612	484

Federal Home Loan Mortgage Corp., Series 2840, Class LK, 6.00%, 11/15/17	161,864	169
Federal Home Loan Mortgage Corp., Series 3065, Class TN, 4.50%, 10/15/33	110,325	111
Federal National Mortgage Association, 4.50%, 6/1/19	364,951	364
Federal National Mortgage Association, 4.50%, 12/1/19	40,820	41
Federal National Mortgage Association, 4.50%, 7/1/20	228,300	228
Federal National Mortgage Association, 5.00%, 3/1/20	174,612	176
Federal National Mortgage Association, 5.00%, 4/1/20	69,929	71
Federal National Mortgage Association, 5.00%, 5/1/20	276,455	280
Federal National Mortgage Association, 5.00%, 11/1/34	979,640	972
Federal National Mortgage Association, 5.00%, 4/1/35	148,636	147
Federal National Mortgage Association, 5.00%, 7/1/35	416,191	413
Federal National Mortgage Association, 5.00%, 10/1/35	76,247	76
Federal National Mortgage Association, 5.17%, 1/1/16	209,828	216
Federal National Mortgage Association, 5.284%, 4/1/16	569,337	589
Federal National Mortgage Association, 5.32%, 4/1/14	137,383	143
Federal National Mortgage Association, 5.38%, 1/1/17	151,000	156
Federal National Mortgage Association, 5.50%, 4/1/21	164,976	169
Federal National Mortgage Association, 5.50%, 10/1/34	521,851	528
Federal National Mortgage Association, 5.50%, 3/1/35	174,051	177
Federal National Mortgage Association, 5.50%, 7/1/35	69,920	71
Federal National Mortgage Association, 5.50%, 8/1/35	121,031	122
Federal National Mortgage Association, 5.50%, 9/1/35	1,194,363	1,208
Federal National Mortgage Association, 5.50%, 10/1/35	1,268,198	1,282
Federal National Mortgage Association, 5.50%, 11/1/35	905,140	915
Federal National Mortgage Association, 5.50%, 2/1/37	790,174	798
Federal National Mortgage Association, 5.50%, 2/1/38	2,068,227	2,089
Federal National Mortgage Association, 6.00%, 10/1/34	523,467	538
Federal National Mortgage Association, 6.00%, 11/1/34	369,086	379
Federal National Mortgage Association, 6.00%, 5/1/35	14,774	15
Federal National Mortgage Association, 6.00%, 6/1/35	3,457	4
Federal National Mortgage Association, 6.00%, 7/1/35	188,062	193
Federal National Mortgage Association, 6.00%, 10/1/35	144,565	148
Federal National Mortgage Association, 6.00%, 11/1/35	307,630	316
Federal National Mortgage Association, 6.00%, 9/1/36	231,056	237
Federal National Mortgage Association, 6.50%, 9/1/31	43,272	45
Federal National Mortgage Association, 6.50%, 11/1/35	139,303	145
Federal National Mortgage Association, 6.50%, 12/1/35	204,031	212
Federal National Mortgage Association, 6.50%, 4/1/36	89,067	92
Federal National Mortgage Association, 6.50%, 11/1/36	21,486	22
Federal National Mortgage Association, 6.50%, 12/1/36	80,840	84
Federal National Mortgage Association, 6.50%, 2/1/37	76,139	79
Federal National Mortgage Association, 6.50%, 3/1/37	338,739	351
Federal National Mortgage Association, 6.50%, 7/1/37	218,228	226
Federal National Mortgage Association, 6.50%, 8/1/37	1,351,708	1,401
Federal National Mortgage Association - Aces, Series 2006-M1, Class C, 5.355%, 2/25/16	555,000	576
Federal National Mortgage Association Whole Loan, 6.25%, 5/25/42	394,953	421
Final Maturity Amortizing Notes, 4.45%, 8/25/12	383,328	390
First Horizon Alternative Mortgage Securities Trust, Series 2004-FA1, Class 1A1, 6.25%, 10/25/34	216,534	211
Greenwich Capital Commerical Funding Corp., Series 2006-FL4A, Class A1, 5.44%, 11/5/21 144A	73,455	69
GS Mortgage Securities Corp. II, Series 2006-GG8, Class A4, 5.56%, 11/10/39	413,000	409
Honda Auto Receivables Trust, Series 2007-2, Class A3, 5.46%, 5/23/11	535,000	548
Massachusetts RRB Special Purpose Trust, Series 2001-1, Class A, 6.53%, 6/1/15	85,948	92
Merrill Lynch Alternative Note Asset, Series 2007-A1, Class A2A, 2.67%, 1/25/37	234,254	154
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-7, Class A4, 5.75%, 6/12/50	147,000	146
Nordstrom Private Label Credit Card Master, Series 2007-1A, Class A, - 4.92%, 5/15/13 144A	387,000	399
TBW Mortgage Backed Pass-Through Certificates, Series 2007-1, Class A1, 2.69%, 3/25/37	193,383	176
Thornburg Mortgage Securities Trust, Series 2006-1, Class A3, 2.77%, 1/25/46	470,004	461

Thornburg Mortgage Securities Trust, Series 2006-5, Class A1, 2.72%, 9/25/46	197,768	185
Thornburg Mortgage Securities Trust, Series 2007-1, Class A1, 2.71%, 3/25/37	148,014	138
Thornburg Mortgage Securities Trust, Series 2007-2, Class A3A, 2.73%, 6/25/37	239,313	225
WAMU Commercial Mortgage Securities Trust, Series 2003-C1A, Class- A, 3.83%, 1/25/35 144A	203,722	199
WAMU Mortgage Pass-Through Certificates, Series 2003-AR10, Class A6, 4.05%, 10/25/33	156,000	156
Washington Mutual Mortgage Pass-Through, Series 2006-6, Class 4A, 6.74%, 11/25/34	93,645	95
Wells Fargo Mortgage Backed Securities Trust, Series 2004-N, Class A6, 4.00%, 8/25/34	437,000	426
Wells Fargo Mortgage Backed Securities Trust, Series 2005-7, Class A1, 5.25%, 9/25/35	261,550	251
Wells Fargo Mortgage Backed Securities Trust, Series 2005-11, Class 1A1, 5.50%, 11/25/35	227,900	223

Total Structured Products (Cost: $29,545)		29,795

Below Investment Grade Segment (7.5%)
Aerospace/Defense (0.2%)
Bombardier, Inc., 8.00%, 11/15/14 144A	55,000	57
DRS Technologies, Inc., 7.625%, 2/1/18	55,000	55
Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co., 8.50%, 4/1/15	32,000	33
Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co., 8.875%, 4/1/15	62,000	63
L-3 Communications Corp., 6.375%, 10/15/15	165,000	162
L-3 Communications Corp., 7.625%, 6/15/12	105,000	107

Total		477

Autos/Vehicle Parts (0.4%)
American Axle & Manufacturing, Inc., 7.875%, 3/1/17	78,000	66
Cooper Tire & Rubber Co., 8.00%, 12/15/19	60,000	56
Ford Motor Co., 7.45%, 7/16/31	160,000	106
Ford Motor Credit Co. LLC, 8.00%, 12/15/16	100,000	78
Ford Motor Credit Co. LLC, 8.625%, 11/1/10	55,000	48
Ford Motor Credit Co. LLC, 9.875%, 8/10/11	225,000	202
General Motors Corp., 8.375%, 7/15/33	155,000	109
The Goodyear Tire & Rubber Co., 8.625%, 12/1/11	29,000	30
Lear Corp., 8.75%, 12/1/16	64,000	55
Tenneco, Inc., 8.125%, 11/15/15 144A	20,000	20
TRW Automotive, Inc., 7.25%, 3/15/17 144A	95,000	86
Visteon Corp., 8.25%, 8/1/10	185,000	151

Total		1,007

Basic Materials (0.8%)
Abitibi-Consolidated Co. of Canada, 7.75%, 6/15/11	119,000	64
Abitibi-Consolidated Co. of Canada, 8.375%, 4/1/15	110,000	57
Abitibi-Consolidated, Inc., 8.55%, 8/1/10	75,000	43
Arch Western Finance LLC, 6.75%, 7/1/13	45,000	45
Berry Plastics Holding Corp., 8.875%, 9/15/14	40,000	35
Cascades, Inc., 7.25%, 2/15/13	35,000	31
Catalyst Paper Corp., Series D, 8.625%, 6/15/11	30,000	25
Crown Americas LLC/Crown Americas Capital Corp., 7.625%, 11/15/13	71,000	72
Crown Americas LLC/Crown Americas Capital Corp., 7.75%, 11/15/15	50,000	51
FMG Finance Property, Ltd., 10.625%, 9/1/16 144A	155,000	175
Freeport-McMoRan Copper & Gold, Inc., 8.25%, 4/1/15	115,000	121

Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/17	240,000	256
Georgia-Pacific LLC, 7.00%, 1/15/15 144A	137,000	129
Georgia-Pacific LLC, 7.125%, 1/15/17 144A	52,000	48
Graphic Packaging International Corp., 9.50%, 8/15/13	65,000	62
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 9.75%, 11/15/14	145,000	157
Huntsman LLC, 11.50%, 7/15/12	50,000	53
Invista, 9.25%, 5/1/12 144A	55,000	56
Massey Energy Co., 6.625%, 11/15/10	60,000	59
Momentive Performance Materials, Inc., 9.75%, 12/1/14	35,000	31
(c) Momentive Performance Materials, Inc., 10.125%, 12/1/14	40,000	35
The Mosaic Co., 7.625%, 12/1/14 144A	25,000	27
The Mosaic Co., 7.875%, 12/1/16 144A	65,000	70
Norampac, Inc., 6.75%, 6/1/13	45,000	38
Novelis, Inc., 7.25%, 2/15/15	127,000	112
Owens-Brockway Glass Container, Inc., 6.75%, 12/1/14	66,000	66
Peabody Energy Corp., 7.375%, 11/1/16	70,000	72
Peabody Energy Corp., 7.875%, 11/1/26	90,000	89
Smurfit-Stone Container Enterprises, Inc., 8.00%, 3/15/17	55,000	46
Smurfit-Stone Container Enterprises, Inc., 8.375%, 7/1/12	70,000	63
Steel Dynamics, Inc., 7.75%, 4/15/16 144A	85,000	85

Total		2,273

Builders/Building Materials (0.0%)
K. Hovnanian Enterprises, 7.75%, 5/15/13	80,000	42
KB HOME, 7.75%, 2/1/10	90,000	86

Total		128

Capital Goods (0.2%)
Ashtead Capital, Inc., 9.00%, 8/15/16 144A	40,000	32
Case New Holland, Inc., 7.125%, 3/1/14	100,000	98
DA-Lite Screen Co., Inc., 9.50%, 5/15/11	45,000	41
Rental Service Corp., 9.50%, 12/1/14	148,000	123
SPX Corp., 7.625%, 12/15/14 144A	75,000	77
Terex Corp., 8.00%, 11/15/17	85,000	85
United Rentals North America, Inc., 6.50%, 2/15/12	120,000	109

Total		565

Consumer Products/Retailing (0.3%)
Albertson’s, Inc., 7.25%, 5/1/13	105,000	105
Claire’s Stores, Inc., 10.50%, 6/1/17	80,000	35
Education Management LLC, 10.25%, 6/1/16	135,000	107
GameStop Corp./GameStop, Inc., 8.00%, 10/1/12	80,000	85
Levi Strauss & Co., 8.875%, 4/1/16	90,000	86
Michaels Stores, Inc., 11.375%, 11/1/16	60,000	47
Oxford Industries, Inc., 8.875%, 6/1/11	118,000	112
Phillips-Van Heusen Corp., 8.125%, 5/1/13	50,000	51
Rite Aid Corp., 7.50%, 3/1/17	86,000	77
Rite Aid Corp., 8.625%, 3/1/15	31,000	24
Rite Aid Corp., 9.375%, 12/15/15	45,000	35
SUPERVALU, Inc., 7.50%, 11/15/14	80,000	81
Warnaco, Inc., 8.875%, 6/15/13	50,000	52

Total		897

Energy (0.8%)
Basic Energy Services, Inc., 7.125%, 4/15/16	95,000	90
Chaparral Energy, Inc., 8.875%, 2/1/17	90,000	78
Chesapeake Energy Corp., 6.375%, 6/15/15	58,000	56
Chesapeake Energy Corp., 6.625%, 1/15/16	99,000	97

Chesapeake Energy Corp., 7.50%, 9/15/13	45,000	46
Chesapeake Energy Corp., 7.625%, 7/15/13	50,000	51
Cimarex Energy Co., 7.125%, 5/1/17	80,000	79
Compagnie Generale de Geophysique-Veritas, 7.50%, 5/15/15	33,000	33
Compagnie Generale de Geophysique-Veritas, 7.75%, 5/15/17	55,000	56
Complete Production Services, Inc., 8.00%, 12/15/16	60,000	58
Connacher Oil & Gas, 10.25%, 12/15/15 144A	60,000	60
Denbury Resources, Inc., 7.50%, 12/15/15	60,000	61
El Paso Corp., 7.75%, 1/15/32	90,000	92
Forest Oil Corp., 7.25%, 6/15/19	55,000	56
Helix Energy Solutions, 9.50%, 1/15/16 144A	100,000	100
Key Energy Services, Inc., 8.375%, 12/1/14 144A	85,000	85
Kinder Morgan Finance Co. ULC, 5.70%, 1/5/16	50,000	47
Knight, Inc., 6.50%, 9/1/12	70,000	71
Mariner Energy, Inc., 8.00%, 5/15/17	59,000	56
Newfield Exploration Co., 6.625%, 9/1/14	15,000	15
Newfield Exploration Co., 6.625%, 4/15/16	65,000	64
OPTI Canada, Inc., 8.25%, 12/15/14	135,000	135
Petrohawk Energy Corp., 9.125%, 7/15/13	113,000	117
Petroplus Finance, Ltd., 6.75%, 5/1/14 144A	51,000	47
Petroplus Finance, Ltd., 7.00%, 5/1/17 144A	42,000	37
Plains Exploration & Production Co., 7.00%, 3/15/17	55,000	53
Plains Exploration & Production Co., 7.75%, 6/15/15	75,000	75
Range Resources Corp., 6.375%, 3/15/15	72,000	71
Range Resources Corp., 7.50%, 5/15/16	15,000	15
Seitel, Inc., 9.75%, 2/15/14	20,000	17
Sesi LLC, 6.875%, 6/1/14	85,000	81
Sonat, Inc., 7.625%, 7/15/11	25,000	26
Southwestern Energy Co., 7.50%, 2/1/18 144A	70,000	72
Stallion Oilfield Services/Stallion Oilfield Finance Corp., 9.75%, 2/1/15 144A	41,000	28
Tesoro Corp., 6.25%, 11/1/12	40,000	38
Tesoro Corp., 6.625%, 11/1/15	175,000	163
W&T Offshore, Inc., 8.25%, 6/15/14 144A	85,000	79
Whiting Petroleum Corp., 7.25%, 5/1/13	108,000	106
Williams Partners LP/Williams Partners Financial Corp., 7.25%, 2/1/17	40,000	40

Total		2,551

Financials (0.3%)
Crum & Forster Holdings Corp., 7.75%, 5/1/17	64,000	61
E*TRADE Financial Corp., 7.375%, 9/15/13	5,000	4
E*TRADE Financial Corp., 7.875%, 12/1/15	45,000	32
E*TRADE Financial Corp., 8.00%, 6/15/11	55,000	46
GMAC LLC, 7.25%, 3/2/11	150,000	117
GMAC LLC, 7.75%, 1/19/10	40,000	35
GMAC LLC, 8.00%, 11/1/31	335,000	239
LaBranche & Co., Inc., 11.00%, 5/15/12	38,000	39
Nuveen Investments, Inc. 10.50%, 11/15/15 144A	65,000	56
Residential Capital LLC, 6.00%, 2/22/11	90,000	44
SLM Corp., 4.00%, 1/15/09	80,000	72
SLM Corp., 4.00%, 1/15/10	100,000	84
UnumProvident Finance Co. PLC, 6.85%, 11/15/15 144A	60,000	61

Total		890

Foods (0.3%)
Pilgrim’s Pride Corp., 7.625%, 5/1/15	69,000	66
Pilgrim’s Pride Corp., 8.375%, 5/1/17	33,000	29
Seminole Hard Rock Entertainment, Inc., 5.30%, 3/15/14 144A	45,000	36
Constellation Brands, Inc., 7.25%, 5/15/17	70,000	68
Constellation Brands, Inc., 7.25%, 9/1/16	80,000	78
Constellation Brands, Inc., 8.375%, 12/15/14	40,000	41
Dean Foods Co., 7.00%, 6/1/16	30,000	26
Dole Food Co., Inc., 8.625%, 5/1/09	125,000	108
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 10.625%, 4/1/17	110,000	94

Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 9.25%, 4/1/15	55,000	49
Smithfield Foods, Inc., 7.75%, 5/15/13	83,000	82
Smithfield Foods, Inc., 7.75%, 7/1/17	60,000	59

Total		736

Gaming/Leisure/Lodging (0.7%)
AMC Entertainment, Inc., 11.00%, 2/1/16	99,000	93
Boyd Gaming Corp., 7.75%, 12/15/12	100,000	93
Caesars Entertainment, Inc., 7.875%, 3/15/10	60,000	56
Caesars Entertainment, Inc., 8.125%, 5/15/11	135,000	113
Felcor Lodging LP, 8.50%, 6/1/11	83,000	81
Harrahs Operating Co., Inc., 10.75%, 2/1/16 144A	95,000	80
Hertz Corp., 8.875%, 1/1/14	95,000	90
Host Hotels & Resorts LP, 7.125%, 11/1/13	210,000	207
Las Vegas Sands Corp., 6.375%, 2/15/15	150,000	132
Mandalay Resort Group, 9.375%, 2/15/10	50,000	52
Mashantucket Western Pequot Tribe, 8.50%, 11/15/15 144A	110,000	97
MGM Mirage, Inc., 6.75%, 9/1/12	105,000	97
MGM Mirage, Inc., 7.50%, 6/1/16	145,000	131
Mohegan Tribal Gaming, 6.875%, 2/15/15	95,000	76
Mohegan Tribal Gaming, 7.125%, 8/15/14	30,000	25
Royal Caribbean Cruises, Ltd., 7.00%, 6/15/13	65,000	61
Station Casinos, Inc., 6.00%, 4/1/12	120,000	98
Station Casinos, Inc., 6.625%, 3/15/18	45,000	25
Station Casinos, Inc., 6.875%, 3/1/16	45,000	26
Universal City Development Partners, 11.75%, 4/1/10	44,000	45
Universal City Florida, 8.375%, 5/1/10	33,000	32
Wynn Las Vegas Capital Corp., 6.625%, 12/1/14 144A	75,000	72
Wynn Las Vegas LLC, 6.625%, 12/1/14	100,000	96

Total		1,878

Health Care/Pharmaceuticals (0.5%)
Community Health Systems, Inc., 8.875%, 7/15/15	180,000	181
FMC Finance III SA, 6.875%, 7/15/17	105,000	105
Fresenius Medical Capital Trust IV, 7.875%, 6/15/11	30,000	31
HCA, Inc., 6.75%, 7/15/13	75,000	66
HCA, Inc., 9.125%, 11/15/14	58,000	60
HCA, Inc., 9.25%, 11/15/16	233,000	242
(c) HCA, Inc., 9.625%, 11/15/16	87,000	90
Health Management Associates, Inc., 6.125%, 4/15/16	85,000	72
PTS Acquisition Corp., 9.50%, 4/15/15 144A	79,000	64
Senior Housing Properties Trust, 8.625%, 1/15/12	45,000	46
Service Corp. International, 6.75%, 4/1/15	70,000	69
Service Corp. International, 6.75%, 4/1/16	60,000	58
Service Corp. International, 7.375%, 10/1/14	15,000	15
Tenet Healthcare Corp., 7.375%, 2/1/13	85,000	76
Ventas Realty LP/Capital Corp., 6.50%, 6/1/16	25,000	24
Ventas Realty LP/Capital Corp., 9.00%, 5/1/12	50,000	53

Total		1,252

Media (0.6%)
Charter Communications Holdings LLC, 10.25%, 9/15/10	125,000	113
Charter Communications Holdings LLC, 11.00%, 10/1/15	65,000	45
Charter Communications Holdings LLC, 11.75%, 5/15/14	205,000	104
CSC Holdings, Inc., 7.625%, 4/1/11	150,000	148
CSC Holdings, Inc., 7.875%, 2/15/18	187,000	173
EchoStar DBS Corp., 7.00%, 10/1/13	145,000	137
EchoStar DBS Corp., 7.125%, 2/1/16	30,000	28
Idearc, Inc., 8.00%, 11/15/16	286,000	184
Intelsat Subsidiary Holding Co., Ltd., 8.25%, 1/15/13	60,000	60

Kabel Deutschland GMBH, 10.625%, 7/1/14	90,000	88
Lamar Media Corp., 6.625%, 8/15/15	125,000	110
Mediacom Broadband LLC/Corp., 8.50%, 10/15/15	85,000	71
Mediacom LLC/Capital Corp., 7.875%, 2/15/11	30,000	27
Quebecor Media, 7.75%, 3/15/16 144A	90,000	82
R.H. Donnelley Corp., 6.875%, 1/15/13	280,000	171
R.H. Donnelley Corp., 8.875%, 1/15/16	35,000	22
R.H. Donnelley Corp., 8.875%, 10/15/17 144A	60,000	38
(c) Univision Communications, 9.75%, 3/15/15 144A	150,000	91
Videotron Ltee, 6.375%, 12/15/15	25,000	22
Videotron Ltee, 6.875%, 1/15/14	70,000	65

Total		1,779

Real Estate (0.1%)
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 7.125%, 2/15/13	110,000	99
The Rouse Co. LP, 7.20%, 9/15/12	85,000	78

Total		177

Services (0.1%)
Allied Waste North America, Inc., 6.875%, 6/1/17	70,000	69
Allied Waste North America, Inc., 7.25%, 3/15/15	70,000	70
ARAMARK Corp., 6.739%, 2/1/15	15,000	13
Realogy Corp., 12.375%, 4/15/15	75,000	33
WCA Waste Corp., 9.25%, 6/15/14	65,000	65

Total		250

Structured Product (0.7%)
CDX North America High Yield, Series 9-T1, 8.75%, 12/29/12 144A	1,980,000	1,883

Total		1,883

Technology (0.2%)
First Data Corp., 9.875%, 9/24/15 144A	160,000	131
Flextronics International, Ltd., 6.50%, 5/15/13	75,000	72
Freescale Semiconductor, Inc., 8.875%, 12/15/14	80,000	63
(c) Freescale Semiconductor, Inc., 9.125%, 12/15/14	99,000	72
Freescale Semiconductor, Inc., 10.125%, 12/15/16	25,000	17
NXP BV/NXP Funding LLC, 9.50%, 10/15/15	50,000	41
Sabre Holdings Corp., 8.35%, 3/15/16	75,000	58
STATS ChipPAC, Ltd., 6.75%, 11/15/11	43,000	43
Sungard Data Systems, Inc., 9.125%, 8/15/13	95,000	96
Travelport LLC, 11.875%, 9/1/16	65,000	55

Total		648

Telecommunications (0.4%)
(c) Alltel Communications, Inc., 10.375%, 12/1/17 144A	85,000	73
American Tower Corp., 7.00%, 10/15/17, 144A	65,000	65
Citizens Communications, 9.00%, 8/15/31	165,000	144
Citizens Communications, 9.25%, 5/15/11	145,000	149
Embarq Corp., 7.082%, 6/1/16	150,000	142
Qwest Capital Funding, Inc., 7.90%, 8/15/10	65,000	65
Qwest Communications International, Inc., 7.50%, 11/1/08	25,000	25
Qwest Corp., 6.50%, 6/1/17	85,000	77
Qwest Corp., 7.50%, 10/1/14	16,000	16
Qwest Corp., 7.875%, 9/1/11	67,000	67
Rogers Wireless, Inc., 8.00%, 12/15/12	74,000	77

Windstream Corp., 7.00%, 3/15/19	55,000	48
Windstream Corp., 8.125%, 8/1/13	85,000	84
Windstream Corp., 8.625%, 8/1/16	95,000	93
Total		1,125
Transportation (0.2%)
American Railcar Industries, Inc., 7.50%, 3/1/14	55,000	48
Grupo Transportacion Ferroviaria Mexicana, SA de CV (TFM), 9.375%, 5/1/12	67,000	69
Kansas City Southern de Mexico, 7.375%, 6/1/14 144A	95,000	88
Kansas City Southern de Mexico, 7.625%, 12/1/13	35,000	33
Stena AB, 7.50%, 11/1/13	190,000	188
Total		426
Utilities (0.7%)
The AES Corp., 8.00%, 10/15/17	65,000	66
The AES Corp., 9.375%, 9/15/10	160,000	169
Aquila, Inc., 9.95%, 2/1/11	6,000	6
Dynegy Holdings, Inc., 7.50%, 6/1/15	45,000	42
Dynegy Holdings, Inc., 7.75%, 6/1/19	65,000	61
Dynegy Holdings, Inc., 8.375%, 5/1/16	110,000	109
Edison Mission Energy, 7.00%, 5/15/17	125,000	124
Edison Mission Energy, 7.20%, 5/15/19	149,000	147
Elwood Energy LLC, 8.159%, 7/5/26	92,303	89
Energy Future Holdings Corp., 10.875%, 11/1/17 144A	85,000	86
Indiantown Cogeneration LP, Series A-10, 9.77%, 12/15/20	165,000	185
Intergen NV, 9.00%, 6/30/17 144A	90,000	94
NRG Energy, Inc., 7.25%, 2/1/14	65,000	64
NRG Energy, Inc., 7.375%, 2/1/16	30,000	29
NRG Energy, Inc., 7.375%, 1/15/17	116,000	113
NSG Holdings LLC/NSG Holdings, Inc., 7.75%, 12/15/25 144A	81,000	79
PSEG Energy Holdings LLC, 8.50%, 6/15/11	22,000	23
Reliant Energy, Inc., 7.625%, 6/15/14	30,000	30
Sierra Pacific Resources, 8.625%, 3/15/14	27,000	28
Texas Competitive Electric Holdings Co. LLC, 10.25%, 11/1/15 144A	265,000	265
Total		1,809
Total Below Investment Grade Segment (Cost: $22,386)		20,751
Money Market Investments (15.6%)
Autos (2.2%)
(b) Daimler Chrysler Auto, 2.80%, 4/22/08	3,000,000	2,995
(b) Fcar Owner Trust I, 2.90%, 4/21/08	3,000,000	2,995
Total		5,990
Federal Government and Agencies (7.8%)
(b) Federal Home Loan Bank, 2.13%, 4/18/08	20,000,000	19,980
(b) Federal National Mortgage Association, 2.71%, 5/21/08	2,000,000	1,992
Total		21,972
Finance Services (1.1%)
(b) Barton Capital, 3.00%, 4/18/08	3,000,000	2,996
Total		2,996

Foods (1.1%)
(b) ConAgra Foods, Inc., 3.20%, 4/2/08	3,000,000	3,000
Total		3,000
Oil and Gas Exploration Services (0.4%)
(k) Devon Energy Corp., 3.41%, 4/1/08	1,000,000	1,000
Total		1,000
Security Brokers and Dealers (0.8%)
Lehman Brothers Holding, 3.20%, 4/1/08	2,200,000	2,200
Total		2,200
Short Term Business Credit (2.2%)
Old Line Funding Corp., 3.10%, 4/11/08	3,000,000	2,998
Sheffield Receivables, 3.05%, 4/15/08	3,000,000	2,996
Total		5,994
Total Money Market Investments (Cost: $43,152)		43,152
Total Investments (99.5%) (Cost $268,544)(a)		275,397
Other Assets, Less Liabilities (0.5%)		1,393
Net Assets (100.0%)		276,790

*	Non - Income Producing

ADR after the name of a security represents - American Depositary Receipt. 144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008 the value of these securities (in thousands) was $6,458, representing 2.33% of the net assets.

IO - Interest Only Security

RB - Revenue Bond

AMBAC (AMBAC Indemnity Corporation)

XLCA (XI Capital Assurance, Inc.)

(a)	At March 31, 2008 the aggregate cost of securities for federal tax purposes (in thousands) was $268,544 and the net unrealized appreciation of investments based on that cost was $6,853 which is comprised of $21,137 aggregate gross unrealized appreciation and $14,284 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 500 Index Futures (Long)	91	6/08	$(219)
(Total Notional Value at March 31, 2008, $30,340 )
US Long Bond (CBT) Commodity (Long)	1	6/08	$4
(Total Notional Value at March 31, 2008, $115 )
US Ten Year Treasury Note (Short)	21	6/08	$(56)
(Total Notional Value at March 31, 2008, $2,442 )

(c)	PIK - Payment In Kind

(e)	Step bond security that presently receives no coupon payments. At the predetermined date the stated coupon rate becomes effective.

(j)	Swap agreements outstanding on March 31, 2008

Total Return Swaps

Counterparty	Reference Entity	Payments Made by the Fund	Payments Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation (Depreciation) (000’s)
Credit Suisse Securities (Europe) Ltd.	Japanese Equity Synthetic Return	1 Month USD- LIBOR +5 BPS	Japanese Equity Synthetic Return	8/2008	$2,235	$(49)

(k)	Securities with an aggregate market value of $1,000 (in thousands) have been pledged as collateral for swap contracts outstanding on March 31, 2008.

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, “Fair Value Measurements” (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Portfolio has adopted FAS 157 effective January 1, 2008. A summary of the fair value hierarchy under FAS 157 is described below:

•	Level 1 – fair value is determined by quoted prices in active markets for identical securities

•

Level 2 – fair value is determined by other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, other data used in fair valuation)

•	Level 3 – fair value is determined by significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Portfolio’s assets at March 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments^
Level 1 – Quoted prices	148,367	(271)
Level 2 – Other significant observable inputs	127,030	(49)
Level 3 – Significant unobservable inputs	—	—

Total	275,397	(320)

^	Other financial instruments are derivative instruments such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Item 2.	Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this filing was recorded, processed, summarized and reported timely.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NORTHWESTERN MUTUAL SERIES FUND, INC.

By:	/s/ Mark G. Doll
Mark G. Doll, President

Date: May 7, 2008

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark G. Doll
Mark G. Doll, President

Date: November 12, 2007

By:	/s/ Walter M. Givler
Walter M. Givler, Vice President,
Chief Financial Officer and Treasurer

Date: May 7, 2008